MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments  March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.8% †
Aerospace & Defense 3.9%
Aerojet Rocketdyne Holdings, Inc. (a)	151,128	$6,321,684
AeroVironment, Inc. (a)	43,876	2,674,681
Cubic Corp.	57,930	2,393,088
Hexcel Corp.	87,623	3,258,700
		14,648,153
Auto Components 0.4%
Fox Factory Holding Corp. (a)	36,988	1,553,496

Banks 1.1%
Glacier Bancorp, Inc.	120,576	4,100,187

Biotechnology 11.5%
ACADIA Pharmaceuticals, Inc. (a)	70,734	2,988,511
Acceleron Pharma, Inc. (a)	43,703	3,927,589
Amicus Therapeutics, Inc. (a)	190,250	1,757,910
Arena Pharmaceuticals, Inc. (a)	65,403	2,746,926
Arrowhead Pharmaceuticals, Inc. (a)	48,240	1,387,865
Atara Biotherapeutics, Inc. (a)	87,624	745,680
Biohaven Pharmaceutical Holding Co., Ltd. (a)	57,421	1,954,037
Blueprint Medicines Corp. (a)	47,883	2,800,198
Dicerna Pharmaceuticals, Inc. (a)	170,241	3,127,327
Exact Sciences Corp. (a)	28,602	1,658,916
Global Blood Therapeutics, Inc. (a)	30,399	1,553,085
Halozyme Therapeutics, Inc. (a)	110,146	1,981,526
Insmed, Inc. (a)	103,408	1,657,630
Iovance Biotherapeutics, Inc. (a)	106,713	3,194,454
Karuna Therapeutics, Inc. (a)	28,828	2,075,616
Kura Oncology, Inc. (a)	127,111	1,264,754
Mirati Therapeutics, Inc. (a)	22,947	1,763,936
Momenta Pharmaceuticals, Inc. (a)	86,813	2,361,314
PTC Therapeutics, Inc. (a)	58,401	2,605,269
uniQure N.V. (a)	32,832	1,557,878
		43,110,421
Building Products 1.5%
Trex Co., Inc. (a)	70,019	5,611,323

Capital Markets 1.1%
PJT Partners, Inc., Class A	94,156	4,085,429

Chemicals 2.9%
Quaker Chemical Corp.	60,816	7,679,845
Sensient Technologies Corp.	71,332	3,103,655
		10,783,500
Commercial Services & Supplies 4.0%
Brink's Co.	49,315	2,566,846
IAA, Inc. (a)	92,307	2,765,517
MSA Safety, Inc.	47,560	4,813,072
Ritchie Brothers Auctioneers, Inc.	144,394	4,935,387
		15,080,822
Communications Equipment 1.2%
Lumentum Holdings, Inc. (a)	61,714	4,548,322

Construction Materials 0.9%
Summit Materials, Inc., Class A (a)	232,530	3,487,950

Consumer Finance 1.1%
FirstCash, Inc.	54,787	3,930,419

Distributors 1.0%
Pool Corp.	19,865	3,908,836

Diversified Consumer Services 1.0%
Chegg, Inc. (a)	108,414	3,879,053

Diversified Financial Services 0.9%
Diamond Eagle Acquisition Corp., Class A (a)(b)	276,977	3,417,896

Diversified Telecommunication Services 0.9%
Bandwidth, Inc., Class A (a)	48,284	3,249,030

Electrical Equipment 1.6%
Thermon Group Holdings, Inc. (a)	215,306	3,244,662
Vertiv Holdings Co. (a)(b)	329,159	2,847,225
		6,091,887
Electronic Equipment, Instruments & Components 3.6%
Cognex Corp.	125,279	5,289,279
Coherent, Inc. (a)	40,105	4,267,573
II-VI, Inc. (a)(b)	84,589	2,410,787
nLight, Inc. (a)	146,054	1,532,106
		13,499,745
Equity Real Estate Investment Trusts 1.0%
EastGroup Properties, Inc.	26,990	2,819,915
Seritage Growth Properties, Class A (a)(b)	120,047	1,093,628
		3,913,543
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	31,660	4,194,634
Grocery Outlet Holding Corp. (a)	111,733	3,836,911
		8,031,545
Food Products 1.9%
Freshpet, Inc. (a)	70,007	4,471,347
Simply Good Foods Co. (a)	144,202	2,777,331
		7,248,678
Health Care Equipment & Supplies 7.5%
CONMED Corp.	26,660	1,526,818
Establishment Labs Holdings, Inc. (a)	95,900	1,385,755
Haemonetics Corp. (a)	42,617	4,247,210
Insulet Corp. (a)	20,951	3,471,162
Novocure, Ltd. (a)	59,446	4,003,093
NuVasive, Inc. (a)	49,238	2,494,397
Penumbra, Inc. (a)	16,718	2,697,115
Quidel Corp. (a)	43,628	4,267,255
Tandem Diabetes Care, Inc. (a)	59,117	3,804,179
		27,896,984
Health Care Providers & Services 3.8%
Amedisys, Inc. (a)	26,170	4,803,242
AMN Healthcare Services, Inc. (a)	49,939	2,886,973
BioTelemetry, Inc. (a)	35,078	1,350,854
HealthEquity, Inc. (a)	50,709	2,565,368
LHC Group, Inc. (a)	18,429	2,583,746
		14,190,183
Health Care Technology 3.8%
Health Catalyst, Inc. (a)	62,866	1,643,946
Omnicell, Inc. (a)	49,818	3,267,064
Teladoc Health, Inc. (a)	59,452	9,215,655
		14,126,665
Hotels, Restaurants & Leisure 4.0%
Everi Holdings, Inc. (a)	677,871	2,236,974
Penn National Gaming, Inc. (a)	235,268	2,976,140
Planet Fitness, Inc., Class A (a)	102,614	4,997,302
Wingstop, Inc.	60,816	4,847,035
		15,057,451
Household Durables 1.7%
LGI Homes, Inc. (a)	30,357	1,370,619
Universal Electronics, Inc. (a)	133,242	5,112,495
		6,483,114
Insurance 2.6%
eHealth, Inc. (a)	45,274	6,375,484
Kinsale Capital Group, Inc.	30,490	3,187,120
		9,562,604
IT Services 1.0%
Evo Payments, Inc., Class A (a)	114,234	1,747,780
Verra Mobility Corp. (a)	258,053	1,842,499
		3,590,279
Leisure Products 0.7%
Yeti Holdings, Inc. (a)	125,397	2,447,749

Life Sciences Tools & Services 2.9%
NeoGenomics, Inc. (a)	208,880	5,767,177
PRA Health Sciences, Inc. (a)	23,288	1,933,835
Repligen Corp. (a)	33,690	3,252,433
		10,953,445
Machinery 3.9%
Chart Industries, Inc. (a)	101,317	2,936,167
John Bean Technologies Corp.	67,746	5,031,495
Kornit Digital, Ltd. (a)	96,591	2,404,150
Woodward, Inc.	71,722	4,263,156
		14,634,968
Media 0.5%
Sinclair Broadcast Group, Inc., Class A	107,320	1,725,706

Oil, Gas & Consumable Fuels 0.4%
Viper Energy Partners, L.P.	197,049	1,306,435

Pharmaceuticals 2.0%
Horizon Therapeutics PLC (a)	153,863	4,557,422
Odonate Therapeutics, Inc. (a)	45,485	1,255,841
Zogenix, Inc. (a)	64,130	1,585,935
		7,399,198
Professional Services 1.1%
Clarivate Analytics PLC (a)	199,907	4,148,070

Road & Rail 1.4%
Landstar System, Inc.	53,552	5,133,495

Semiconductors & Semiconductor Equipment 4.8%
Cabot Microelectronics Corp.	44,424	5,070,555
Entegris, Inc.	131,468	5,885,822
Lattice Semiconductor Corp. (a)	207,846	3,703,816
Silicon Laboratories, Inc. (a)	37,860	3,233,623
		17,893,816
Software 9.1%
AppFolio, Inc., Class A (a)	25,972	2,881,593
Everbridge, Inc. (a)	31,639	3,365,124
Medallia, Inc. (a)	110,215	2,208,708
Pegasystems, Inc.	97,924	6,975,126
Q2 Holdings, Inc. (a)	54,230	3,202,824
RealPage, Inc. (a)	136,931	7,247,758
SailPoint Technologies Holding, Inc. (a)	127,780	1,944,812
Smartsheet, Inc., Class A (a)	85,523	3,550,060
Tenable Holdings, Inc. (a)	119,302	2,607,942
		33,983,947
Specialty Retail 2.1%
Floor & Decor Holdings, Inc., Class A (a)	96,902	3,109,585
Genesco, Inc. (a)	77,769	1,037,439
MarineMax, Inc. (a)	231,103	2,408,093
National Vision Holdings, Inc. (a)	61,269	1,189,844
		7,744,961
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp. (a)	16,282	2,181,788
Steven Madden, Ltd.	127,321	2,957,667
		5,139,455
Thrifts & Mortgage Finance 0.5%
NMI Holdings, Inc., Class A (a)	170,082	1,974,652

Total Common Stocks (Cost $387,641,517)		369,573,412

Short-Term Investments 2.8%
Affiliated Investment Company 1.2%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	4,621,322	4,621,322

Unaffiliated Investment Company 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	5,812,812	5,812,812

Total Short-Term Investments (Cost $10,434,134)		10,434,134

Total Investments (Cost $398,075,651)	101.6%	380,007,546
Other Assets, Less Liabilities	(1.6)	(6,114,908)
Net Assets	100.0%	$373,892,638

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $5,955,161. The Portfolio received cash collateral with a value of $5,812,812.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$369,573,412	$—	$—	$369,573,412
Short-Term Investments
Affiliated Investment Company	4,621,322	—	—	4,621,322
Unaffiliated Investment Company	5,812,812	—	—	5,812,812
Total Short-Term Investments	10,434,134	—	—	10,434,134
Total Investments in Securities	$380,007,546	$—	$—	$380,007,546

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks 99.2% †
Automobiles 1.8%
Ferrari N.V.	125,300	$19,117,021

Biotechnology 2.9%
Amgen, Inc.	97,400	19,745,902
BioMarin Pharmaceutical, Inc. (a)	141,100	11,922,950
		31,668,852
Capital Markets 2.4%
Moody’s Corp.	90,340	19,106,910
MSCI, Inc.	25,200	7,281,792
		26,388,702
Chemicals 2.1%
Linde PLC	77,900	13,476,700
Sherwin-Williams Co.	19,490	8,956,045
		22,432,745
Containers & Packaging 1.2%
Ball Corp.	199,600	12,906,136

Entertainment 1.3%
Netflix, Inc. (a)	37,800	14,193,900

Equity Real Estate Investment Trusts 3.4%
American Tower Corp.	81,500	17,746,625
Equinix, Inc.	29,820	18,624,677
		36,371,302
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	197,200	15,561,052
Intuitive Surgical, Inc. (a)	18,930	9,374,325
		24,935,377
Health Care Providers & Services 3.3%
UnitedHealth Group, Inc.	143,210	35,713,710

Health Care Technology 1.3%
Veeva Systems, Inc., Class A (a)	89,850	14,049,845

Hotels, Restaurants & Leisure 1.7%
Chipotle Mexican Grill, Inc. (a)	13,700	8,965,280
Luckin Coffee, Inc., ADR (a)(b)	339,200	9,222,848
		18,188,128
Interactive Media & Services 10.0%
Alphabet, Inc. (a)
Class A	26,255	30,506,997
Class C	26,649	30,987,724
Facebook, Inc., Class A (a)	277,700	46,320,360
		107,815,081
Internet & Direct Marketing Retail 9.9%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	118,350	23,016,708
Amazon.com, Inc. (a)	42,935	83,711,228
		106,727,936
IT Services 15.0%
Automatic Data Processing, Inc.	102,250	13,975,530
Fiserv, Inc. (a)	228,600	21,714,714
GoDaddy, Inc., Class A (a)	239,900	13,700,689
Mastercard, Inc., Class A	141,050	34,072,038
PayPal Holdings, Inc. (a)	249,150	23,853,621
Visa, Inc., Class A	308,600	49,721,632
Wix.com, Ltd. (a)	48,450	4,884,729
		161,922,953
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	56,900	16,136,840

Pharmaceuticals 4.8%
AstraZeneca PLC, Sponsored ADR	412,700	18,431,182
Eli Lilly & Co.	109,200	15,148,224
Zoetis, Inc.	161,250	18,977,512
		52,556,918
Professional Services 1.3%
CoStar Group, Inc. (a)	24,905	14,624,465

Road & Rail 1.4%
Uber Technologies, Inc. (a)	122,600	3,422,992
Union Pacific Corp.	81,250	11,459,500
		14,882,492
Semiconductors & Semiconductor Equipment 2.1%
NVIDIA Corp.	87,950	23,183,620

Software 20.3%
Adobe, Inc. (a)	120,700	38,411,568
Atlassian Corp. PLC, Class A (a)	40,300	5,531,578
Intuit, Inc.	115,050	26,461,500
Microsoft Corp.	617,700	97,417,467
salesforce.com, Inc. (a)	290,050	41,761,399
Workday, Inc., Class A (a)	78,250	10,189,715
		219,773,227
Specialty Retail 1.0%
Home Depot, Inc.	55,800	10,418,418

Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	239,500	60,902,455

Textiles, Apparel & Luxury Goods 2.6%
Lululemon Athletica, Inc. (a)	10,500	1,990,275
NIKE, Inc., Class B	312,350	25,843,839
		27,834,114
Total Common Stocks (Cost $862,035,620)		1,072,744,237

Short-Term Investments 1.3%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	11,304,897	11,304,897

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	2,957,220	2,957,220

Total Short-Term Investments (Cost $14,262,117)		14,262,117
Total Investments (Cost $876,297,737)	100.5%	1,087,006,354
Other Assets, Less Liabilities	(0.5)	(5,195,416)
Net Assets	100.0%	$1,081,810,938

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $8,708,429; the total market value of collateral held by the Portfolio was $9,119,423. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,162,203.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,072,744,237	$—	$—	$1,072,744,237
Short-Term Investments
Affiliated Investment Company	11,304,897	—	—	11,304,897
Unaffiliated Investment Company	2,957,220	—	—	2,957,220
Total Short-Term Investments	14,262,117	—	—	14,262,117
Total Investments in Securities	$1,087,006,354	$—	$—	$1,087,006,354

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Common Stock Portfolio
Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 96.9% †
Aerospace & Defense 3.1%
Curtiss-Wright Corp.	3,870	$357,627
Huntington Ingalls Industries, Inc.	16,219	2,955,264
Lockheed Martin Corp.	15,151	5,135,431
Northrop Grumman Corp.	11,742	3,552,542
Raytheon Co.	17,673	2,317,814
Textron, Inc.	57,729	1,539,632
TransDigm Group, Inc.	4,591	1,469,992
United Technologies Corp.	23,653	2,231,188
		19,559,490
Banks 3.0%
Bank of America Corp.	349,932	7,429,056
Citigroup, Inc.	13,945	587,364
Comerica, Inc.	426	12,499
JPMorgan Chase & Co.	107,591	9,686,418
Truist Financial Corp.	11,729	361,722
Wells Fargo & Co.	34,944	1,002,893
		19,079,952
Beverages 1.0%
Coca-Cola Co.	74,717	3,306,227
PepsiCo., Inc.	24,035	2,886,604
		6,192,831
Biotechnology 4.1%
AbbVie, Inc.	77,840	5,930,629
Amgen, Inc.	29,682	6,017,432
Biogen, Inc. (a)	13,970	4,419,829
Gilead Sciences, Inc.	56,527	4,225,958
Incyte Corp. (a)	41,007	3,002,943
Regeneron Pharmaceuticals, Inc. (a)	987	481,942
United Therapeutics Corp. (a)	15,248	1,445,892
		25,524,625
Building Products 0.6%
Masco Corp.	1,495	51,682
Owens Corning	54,796	2,126,633
Trane Technologies PLC	16,495	1,362,322
		3,540,637
Capital Markets 2.6%
Ameriprise Financial, Inc.	25,049	2,567,021
BlackRock, Inc.	1,977	869,821
Cboe Global Markets, Inc.	1,155	103,084
Intercontinental Exchange, Inc.	50,381	4,068,266
Moody's Corp.	12,346	2,611,179
S&P Global, Inc.	12,700	3,112,135
State Street Corp.	55,354	2,948,707
T. Rowe Price Group, Inc.	504	49,216
		16,329,429
Chemicals 0.4%
CF Industries Holdings, Inc.	5,922	161,078
Dow, Inc.	20,960	612,871
DuPont de Nemours, Inc.	20,943	714,156
Sherwin-Williams Co.	2,238	1,028,406
		2,516,511
Commercial Services & Supplies 0.6%
Republic Services, Inc.	17,751	1,332,390
Tetra Tech, Inc.	19,014	1,342,769
Waste Management, Inc.	12,134	1,123,123
		3,798,282
Communications Equipment 0.3%
Cisco Systems, Inc.	52,750	2,073,603

Consumer Finance 0.9%
American Express Co.	23,673	2,026,646
SLM Corp.	246,955	1,775,606
Synchrony Financial	126,057	2,028,257
		5,830,509
Distributors 0.4%
LKQ Corp. (a)	118,007	2,420,324

Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	70,079	12,812,544
Jefferies Financial Group, Inc.	95,630	1,307,262
		14,119,806
Diversified Telecommunication Services 1.2%
AT&T, Inc.	125,355	3,654,098
Verizon Communications, Inc.	69,758	3,748,098
		7,402,196
Electric Utilities 2.7%
Entergy Corp.	32,281	3,033,446
Evergy, Inc.	52,764	2,904,658
FirstEnergy Corp.	28,730	1,151,211
NextEra Energy, Inc.	16,137	3,882,885
NRG Energy, Inc.	75,042	2,045,645
Pinnacle West Capital Corp.	6,356	481,721
PPL Corp.	63,579	1,569,130
Southern Co.	32,796	1,775,575
		16,844,271
Electrical Equipment 0.3%
Acuity Brands, Inc.	18,022	1,543,765

Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc. (a)	46,880	2,431,666
CDW Corp.	2,656	247,725
Jabil, Inc.	96,361	2,368,553
SYNNEX Corp.	24,936	1,822,822
Tech Data Corp. (a)	2,011	263,139
		7,133,905
Energy Equipment & Services 0.1%
Schlumberger, Ltd.	38,004	512,674

Entertainment 1.8%
Electronic Arts, Inc. (a)	32,682	3,273,756
Live Nation Entertainment, Inc. (a)	11,050	502,333
Netflix, Inc. (a)	4,744	1,781,372
Take-Two Interactive Software, Inc. (a)	27,174	3,223,108
Walt Disney Co.	24,705	2,386,503
		11,167,072
Equity Real Estate Investment Trusts 2.7%
American Tower Corp.	16,634	3,622,053
AvalonBay Communities, Inc.	9,037	1,329,975
Crown Castle International Corp.	5,293	764,309
CyrusOne, Inc.	16,780	1,036,165
Digital Realty Trust, Inc.	671	93,209
Equinix, Inc.	873	545,250
Equity Residential	16,581	1,023,213
Mid-America Apartment Communities, Inc.	7,298	751,913
Prologis, Inc.	33,384	2,683,072
Public Storage	8,793	1,746,378
SBA Communications Corp.	6,662	1,798,540
Welltower, Inc.	13,663	625,492
Weyerhaeuser Co.	61,989	1,050,714
		17,070,283
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	19,579	5,582,560
Kroger Co.	97,329	2,931,550
Walgreens Boots Alliance, Inc.	50,588	2,314,401
Walmart, Inc.	61,584	6,997,174
		17,825,685
Food Products 0.8%
Hershey Co.	8,835	1,170,638
Lamb Weston Holdings, Inc.	12,202	696,734
Tyson Foods, Inc., Class A	55,389	3,205,361
		5,072,733
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	15,898	1,254,511
Align Technology, Inc. (a)	16,717	2,907,922
DENTSPLY SIRONA, Inc.	71,998	2,795,683
Hill-Rom Holdings, Inc.	21,742	2,187,245
Hologic, Inc. (a)	75,683	2,656,473
Medtronic PLC	9,577	863,654
		12,665,488
Health Care Providers & Services 4.7%
AmerisourceBergen Corp.	19,894	1,760,619
Anthem, Inc.	14,415	3,272,782
Cardinal Health, Inc.	66,522	3,189,065
Cigna Corp.	27,228	4,824,257
DaVita, Inc. (a)	38,290	2,912,337
Humana, Inc.	13,715	4,306,784
UnitedHealth Group, Inc.	38,469	9,593,399
		29,859,243
Hotels, Restaurants & Leisure 0.3%
Darden Restaurants, Inc.	17,494	952,723
McDonald's Corp.	5,752	951,093
Starbucks Corp.	2,779	182,692
		2,086,508
Household Durables 0.5%
NVR, Inc. (a)	485	1,246,018
PulteGroup, Inc.	86,547	1,931,729
		3,177,747
Household Products 1.6%
Procter & Gamble Co.	93,782	10,316,020

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	197,182	2,681,675

Industrial Conglomerates 0.0% ‡
Honeywell International, Inc.	586	78,401

Insurance 2.6%
Allstate Corp.	38,124	3,497,115
American International Group, Inc.	37,226	902,730
Aon PLC	21,729	3,586,154
First American Financial Corp.	29,667	1,258,177
Marsh & McLennan Cos., Inc.	21,748	1,880,332
MetLife, Inc.	67,818	2,073,196
Travelers Cos., Inc.	21,042	2,090,523
Unum Group	50,666	760,497
		16,048,724
Interactive Media & Services 5.8%
Alphabet, Inc. (a)
Class A	9,144	10,624,871
Class C	10,124	11,772,288
Facebook, Inc., Class A (a)	84,937	14,167,492
		36,564,651
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc. (a)	13,172	25,681,712
Booking Holdings, Inc. (a)	2,471	3,324,286
Expedia Group, Inc.	23,798	1,339,113
		30,345,111
IT Services 4.4%
Accenture PLC, Class A	1,930	315,092
Akamai Technologies, Inc. (a)	33,296	3,046,251
CACI International, Inc., Class A (a)	12,918	2,727,636
Fidelity National Information Services, Inc.	6,028	733,246
International Business Machines Corp.	1,565	173,605
Leidos Holdings, Inc.	33,925	3,109,226
Mastercard, Inc., Class A	25,477	6,154,224
PayPal Holdings, Inc. (a)	33,709	3,227,300
Visa, Inc., Class A	49,156	7,920,015
		27,406,595
Life Sciences Tools & Services 0.8%
Charles River Laboratories International, Inc. (a)	5,312	670,427
IQVIA Holdings, Inc. (a)	21,910	2,363,213
PRA Health Sciences, Inc. (a)	13,426	1,114,895
Thermo Fisher Scientific, Inc.	2,300	652,280
		4,800,815
Machinery 0.3%
Cummins, Inc.	8,460	1,144,807
Dover Corp.	376	31,561
Ingersoll Rand, Inc. (a)	14,812	367,338
Stanley Black & Decker, Inc.	2,844	284,400
		1,828,106
Media 1.4%
Charter Communications, Inc., Class A (a)	10,943	4,774,540
Comcast Corp., Class A	112,916	3,882,052
		8,656,592
Metals & Mining 0.6%
Newmont Corp.	62,691	2,838,648
Reliance Steel & Aluminum Co.	8,601	753,362
		3,592,010
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	29,527	456,192
Consolidated Edison, Inc.	14,191	1,106,898
Dominion Energy, Inc.	12,606	910,027
		2,473,117
Multiline Retail 1.0%
Dollar General Corp.	18,991	2,867,831
Target Corp.	39,756	3,696,115
		6,563,946
Oil, Gas & Consumable Fuels 1.1%
Chevron Corp.	21,671	1,570,281
ConocoPhillips	16,947	521,968
Exxon Mobil Corp.	58,473	2,220,220
HollyFrontier Corp.	5,895	144,486
Valero Energy Corp.	57,320	2,600,035
		7,056,990
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	25,891	1,443,164
Catalent, Inc. (a)	24,380	1,266,541
Eli Lilly & Co.	17,166	2,381,268
Johnson & Johnson	94,745	12,423,912
Merck & Co., Inc.	94,763	7,291,065
Mylan N.V. (a)	36,480	543,917
Perrigo Co. PLC	58,913	2,833,126
Pfizer, Inc.	184,432	6,019,860
		34,202,853
Professional Services 0.7%
FTI Consulting, Inc. (a)	7,454	892,766
IHS Markit, Ltd.	24,200	1,452,000
ManpowerGroup, Inc.	41,054	2,175,451
		4,520,217
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (a)	65,129	2,456,015
Jones Lang LaSalle, Inc.	13,587	1,372,015
		3,828,030
Road & Rail 0.2%
CSX Corp.	1,296	74,261
Union Pacific Corp.	7,253	1,022,963
		1,097,224
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. (a)	1,138	51,756
Applied Materials, Inc.	89,685	4,109,367
Broadcom, Inc.	23,059	5,467,289
Intel Corp.	178,878	9,680,877
Lam Research Corp.	17,204	4,128,960
NVIDIA Corp.	14,155	3,731,258
Qorvo, Inc. (a)	37,833	3,050,475
QUALCOMM, Inc.	71,670	4,848,476
Skyworks Solutions, Inc.	21,470	1,918,989
Texas Instruments, Inc.	1,394	139,302
		37,126,749
Software 9.5%
Adobe, Inc. (a)	9,222	2,934,809
Autodesk, Inc. (a)	11,338	1,769,862
CDK Global, Inc.	31,248	1,026,497
Citrix Systems, Inc.	3,633	514,251
Fortinet, Inc. (a)	33,611	3,400,425
Microsoft Corp.	234,303	36,951,926
NortonLifeLock, Inc.	167,797	3,139,482
Oracle Corp.	67,806	3,277,064
salesforce.com, Inc. (a)	25,454	3,664,867
ServiceNow, Inc. (a)	754	216,081
Synopsys, Inc. (a)	24,839	3,199,015
		60,094,279
Specialty Retail 2.0%
Best Buy Co., Inc.	47,102	2,684,814
Home Depot, Inc.	28,016	5,230,867
Lowe's Cos., Inc.	14,287	1,229,396
O'Reilly Automotive, Inc. (a)	10,315	3,105,331
TJX Cos., Inc.	10,758	514,340
		12,764,748
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	128,914	32,781,541
HP, Inc.	189,390	3,287,810
		36,069,351
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	21,454	1,775,104
Skechers U.S.A., Inc., Class A (a)	80,922	1,921,088
		3,696,192
Tobacco 0.9%
Philip Morris International, Inc.	72,854	5,315,428

Total Common Stocks (Cost $636,829,735)		610,475,393

Exchange-Traded Fund 3.0%
SPDR S&P 500 ETF Trust (b)	72,625	18,719,094

Total Exchange-Traded Fund (Cost $17,382,807)		18,719,094

Short-Term Investments 3.1%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	1,282,430	1,282,430

Unaffiliated Investment Company 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	18,415,524	18,415,524

Total Short-Term Investments (Cost $19,697,954)		19,697,954
Total Investments (Cost $673,910,496)	103.0%	648,892,441
Other Assets, Less Liabilities	(3.0)	(18,859,942)
Net Assets	100.0%	$630,032,499

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $17,777,533; the total market value of collateral held by the Portfolio was $18,415,524.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$610,475,393	$—	$—	$610,475,393
Exchange-Traded Fund	18,719,094	—	—	18,719,094
Short-Term Investments
Affiliated Investment Company	1,282,430	—	—	1,282,430
Unaffiliated Investment Company	18,415,524	—	—	18,415,524
Total Short-Term Investments	19,697,954	—	—	19,697,954
Total Investments in Securities	$648,892,441	$—	$—	$648,892,441

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks 97.4% †
Aerospace & Defense 2.9%
Curtiss-Wright Corp.	33,034	$3,052,672
Huntington Ingalls Industries, Inc.	19,987	3,641,831
L3Harris Technologies, Inc.	13,969	2,516,096
Spirit AeroSystems Holdings, Inc., Class A	56,195	1,344,746
Teledyne Technologies, Inc. (a)	8,265	2,456,937
Textron, Inc.	156,737	4,180,176
TransDigm Group, Inc.	4,720	1,511,297
		18,703,755
Air Freight & Logistics 0.3%
XPO Logistics, Inc. (a)	36,174	1,763,483

Automobiles 0.2%
Thor Industries, Inc.	37,639	1,587,613

Banks 1.3%
Bank OZK	50,027	835,451
Citizens Financial Group, Inc.	51,133	961,812
Comerica, Inc.	32,500	953,550
First Hawaiian, Inc.	5,571	92,088
First Republic Bank	7,936	652,974
Signature Bank	16,012	1,287,205
Synovus Financial Corp.	98,589	1,731,223
Texas Capital Bancshares, Inc. (a)	16,475	365,251
Umpqua Holdings Corp.	3,716	40,504
Wintrust Financial Corp.	35,180	1,156,015
		8,076,073
Biotechnology 2.6%
Alkermes PLC (a)	133,084	1,919,071
Exelixis, Inc. (a)	249,426	4,295,116
Incyte Corp. (a)	68,142	4,990,039
Neurocrine Biosciences, Inc. (a)	40,539	3,508,650
United Therapeutics Corp. (a)	23,726	2,249,818
		16,962,694
Building Products 1.1%
Owens Corning	92,915	3,606,031
Trane Technologies PLC	40,608	3,353,815
		6,959,846
Capital Markets 4.5%
Ameriprise Financial, Inc.	39,318	4,029,309
Cboe Global Markets, Inc.	14,393	1,284,575
E*TRADE Financial Corp.	128,601	4,413,586
Evercore, Inc., Class A	74,634	3,437,642
Janus Henderson Group PLC	106,482	1,631,304
Lazard, Ltd., Class A	116,085	2,734,963
LPL Financial Holdings, Inc.	69,116	3,761,984
Morningstar, Inc.	12,886	1,497,998
Nasdaq, Inc.	13,018	1,236,059
State Street Corp.	33,334	1,775,702
T. Rowe Price Group, Inc.	34,677	3,386,209
		29,189,331
Chemicals 0.1%
Cabot Corp.	15,304	399,741
CF Industries Holdings, Inc.	20,946	569,731
		969,472
Commercial Services & Supplies 1.0%
Cintas Corp.	12,553	2,174,431
Clean Harbors, Inc. (a)	67,605	3,470,841
Republic Services, Inc.	13,927	1,045,360
		6,690,632
Communications Equipment 0.7%
EchoStar Corp., Class A (a)	67,596	2,161,044
Motorola Solutions, Inc.	17,196	2,285,692
		4,446,736
Construction & Engineering 0.5%
AECOM (a)	99,517	2,970,583

Consumer Finance 0.8%
SLM Corp.	264,965	1,905,098
Synchrony Financial	213,873	3,441,217
		5,346,315
Containers & Packaging 1.0%
Ardagh Group S.A.	27,757	329,198
Ball Corp.	44,957	2,906,920
Crown Holdings, Inc. (a)	32,905	1,909,806
Graphic Packaging Holding Co.	86,698	1,057,716
		6,203,640
Distributors 0.6%
LKQ Corp. (a)	176,639	3,622,866

Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc. (a)	15,477	1,578,654
Frontdoor, Inc. (a)	61,281	2,131,353
		3,710,007
Diversified Financial Services 1.2%
Equitable Holdings, Inc.	47,384	684,699
Jefferies Financial Group, Inc.	251,354	3,436,009
Voya Financial, Inc.	95,329	3,865,591
		7,986,299
Electric Utilities 2.9%
Entergy Corp.	39,814	3,741,321
Evergy, Inc.	59,572	3,279,439
FirstEnergy Corp.	66,356	2,658,885
NRG Energy, Inc.	102,162	2,784,936
OGE Energy Corp.	37,963	1,166,603
PG&E Corp. (a)	941	8,460
Pinnacle West Capital Corp.	14,947	1,132,833
PPL Corp.	153,907	3,798,425
		18,570,902
Electrical Equipment 1.2%
Acuity Brands, Inc.	39,674	3,398,475
nVent Electric PLC	33,367	562,901
Regal Beloit Corp.	56,742	3,571,909
		7,533,285
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc. (a)	72,515	3,761,353
Avnet, Inc.	149,642	3,756,014
CDW Corp.	52,027	4,852,559
Jabil, Inc.	155,190	3,814,570
SYNNEX Corp.	41,321	3,020,565
		19,205,061
Entertainment 2.1%
Lions Gate Entertainment Corp., Class B (a)	543,480	3,032,618
Roku, Inc. (a)	9,241	808,403
Take-Two Interactive Software, Inc. (a)	42,936	5,092,639
Zynga, Inc., Class A (a)	642,531	4,401,337
		13,334,997
Equity Real Estate Investment Trusts 6.4%
Alexandria Real Estate Equities, Inc.	5,755	788,780
American Campus Communities, Inc.	20,983	582,278
American Homes 4 Rent, Class A	32,189	746,785
Americold Realty Trust	7,853	267,316
Apartment Investment & Management Co., Class A	18,943	665,847
AvalonBay Communities, Inc.	19,949	2,935,894
Boston Properties, Inc.	7,731	713,030
Camden Property Trust	10,466	829,326
CoreSite Realty Corp.	6,347	735,617
CyrusOne, Inc.	14,666	905,626
Digital Realty Trust, Inc.	27,936	3,880,590
Duke Realty Corp.	41,799	1,353,452
Equity LifeStyle Properties, Inc.	34,177	1,964,494
Equity Residential	50,624	3,124,007
Essex Property Trust, Inc.	6,845	1,507,543
Extra Space Storage, Inc.	3,145	301,165
Gaming and Leisure Properties, Inc.	48,909	1,355,268
Healthpeak Properties, Inc.	16,120	384,462
Invitation Homes, Inc.	93,033	1,988,115
Life Storage, Inc.	15,052	1,423,167
Mid-America Apartment Communities, Inc.	17,993	1,853,819
OUTFRONT Media, Inc.	21,117	284,657
Rayonier, Inc.	27,187	640,254
Realty Income Corp.	19,950	994,707
SBA Communications Corp.	15,633	4,220,441
Sun Communities, Inc.	17,104	2,135,434
UDR, Inc.	18,242	666,563
Ventas, Inc.	6,845	183,446
VICI Properties, Inc.	979	16,291
W.P. Carey, Inc.	3,503	203,454
Welltower, Inc.	23,698	1,084,894
Weyerhaeuser Co.	130,294	2,208,483
		40,945,205
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	3,860	511,411
Kroger Co.	203,197	6,120,294
Sprouts Farmers Market, Inc. (a)	238,438	4,432,562
U.S. Foods Holding Corp. (a)	40,543	718,017
		11,782,284
Food Products 2.8%
Bunge, Ltd.	23,872	979,468
Hershey Co.	19,409	2,571,692
Ingredion, Inc.	28,268	2,134,234
Lamb Weston Holdings, Inc.	66,519	3,798,235
Pilgrim’s Pride Corp. (a)	197,115	3,571,724
Tyson Foods, Inc., Class A	90,231	5,221,668
		18,277,021
Health Care Equipment & Supplies 3.2%
Align Technology, Inc. (a)	26,903	4,679,777
DENTSPLY SIRONA, Inc.	77,215	2,998,258
DexCom, Inc. (a)	2,654	714,643
Envista Holdings Corp. (a)	192,058	2,869,346
Hill-Rom Holdings, Inc.	30,266	3,044,760
Hologic, Inc. (a)	50,684	1,779,008
Insulet Corp. (a)	6,375	1,056,210
ResMed, Inc.	6,965	1,025,875
Varian Medical Systems, Inc. (a)	3,545	363,930
West Pharmaceutical Services, Inc.	13,888	2,114,448
		20,646,255
Health Care Providers & Services 4.1%
AmerisourceBergen Corp.	59,344	5,251,944
Cardinal Health, Inc.	110,976	5,320,189
Centene Corp. (a)	104,780	6,224,980
Chemed Corp.	1,283	555,796
DaVita, Inc. (a)	58,693	4,464,190
McKesson Corp.	32,398	4,382,153
		26,199,252
Health Care Technology 0.3%
Cerner Corp.	28,660	1,805,293

Hotels, Restaurants & Leisure 2.8%
Aramark	96,292	1,922,951
Caesars Entertainment Corp. (a)	54,279	366,926
Chipotle Mexican Grill, Inc. (a)	8,132	5,321,581
Darden Restaurants, Inc.	42,821	2,332,032
Domino’s Pizza, Inc.	14,337	4,646,191
MGM Resorts International	95,976	1,132,517
Norwegian Cruise Line Holdings, Ltd. (a)	88,577	970,804
Six Flags Entertainment Corp.	25,529	320,134
Wendy’s Co.	7,642	113,713
Yum China Holdings, Inc.	13,794	588,038
		17,714,887
Household Durables 1.3%
D.R. Horton, Inc.	32,585	1,107,890
Lennar Corp., Class B	4,405	127,393
NVR, Inc. (a)	1,496	3,843,388
PulteGroup, Inc.	134,716	3,006,861
		8,085,532
Household Products 0.1%
Church & Dwight Co., Inc.	8,063	517,483

Independent Power & Renewable Electricity Producers 1.1%
AES Corp.	213,420	2,902,512
Vistra Energy Corp.	255,937	4,084,755
		6,987,267
Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	9,115	1,141,927

Insurance 2.4%
American National Insurance Co.	17,784	1,465,046
Arch Capital Group, Ltd. (a)	10,821	307,966
Athene Holding, Ltd., Class A (a)	63,301	1,571,131
Fidelity National Financial, Inc.	120,066	2,987,242
First American Financial Corp.	79,246	3,360,823
Kemper Corp.	7,065	525,424
Mercury General Corp.	42,393	1,726,243
Old Republic International Corp.	74,694	1,139,083
Reinsurance Group of America, Inc.	2,506	210,855
Willis Towers Watson PLC	12,096	2,054,505
		15,348,318
Interactive Media & Services 0.9%
IAC/InterActiveCorp (a)	27,676	4,960,369
TripAdvisor, Inc.	46,197	803,366
		5,763,735
Internet & Direct Marketing Retail 1.0%
Expedia Group, Inc.	38,609	2,172,528
Qurate Retail, Inc., Series A (a)	729,712	4,454,892
		6,627,420
IT Services 6.0%
Akamai Technologies, Inc. (a)	56,956	5,210,904
Amdocs, Ltd.	77,024	4,234,009
Booz Allen Hamilton Holding Corp.	65,870	4,521,317
CACI International, Inc., Class A (a)	19,643	4,147,619
DXC Technology Co.	78,410	1,023,251
Euronet Worldwide, Inc. (a)	39,479	3,384,140
Fiserv, Inc. (a)	34,045	3,233,935
Genpact, Ltd.	49,357	1,441,224
Global Payments, Inc.	9,705	1,399,752
GoDaddy, Inc., Class A (a)	80,373	4,590,102
Leidos Holdings, Inc.	53,533	4,906,300
Sabre Corp.	118,216	701,021
		38,793,574
Life Sciences Tools & Services 2.8%
Avantor, Inc. (a)	190,518	2,379,570
Bruker Corp.	67,411	2,417,358
Charles River Laboratories International, Inc. (a)	32,436	4,093,747
IQVIA Holdings, Inc. (a)	49,881	5,380,165
PRA Health Sciences, Inc. (a)	46,519	3,862,938
		18,133,778
Machinery 1.7%
AGCO Corp.	75,725	3,578,006
Allison Transmission Holdings, Inc.	8,730	284,685
Crane Co.	45,931	2,258,886
Cummins, Inc.	7,502	1,015,171
Dover Corp.	1,079	90,571
Ingersoll Rand, Inc. (a)	21,537	534,118
Stanley Black & Decker, Inc.	433	43,300
Timken Co.	99,740	3,225,592
		11,030,329
Media 1.1%
Altice U.S.A., Inc., Class A (a)	190,756	4,251,951
Cable One, Inc.	1,182	1,943,220
Fox Corp., Class B (a)	12,347	282,499
Liberty Media Corp-Liberty SiriusXM, Class C (a)	12,264	387,788
		6,865,458
Metals & Mining 1.2%
Newmont Corp.	161,081	7,293,748
Reliance Steel & Aluminum Co.	1,273	111,502
		7,405,250
Multi-Utilities 1.5%
CenterPoint Energy, Inc.	109,600	1,693,320
Consolidated Edison, Inc.	22,530	1,757,340
DTE Energy Co.	12,231	1,161,578
MDU Resources Group, Inc.	110,024	2,365,516
NiSource, Inc.	7,402	184,828
Public Service Enterprise Group, Inc.	28,317	1,271,716
Sempra Energy	522	58,981
WEC Energy Group, Inc.	15,262	1,345,040
		9,838,319
Multiline Retail 1.1%
Dollar General Corp.	47,523	7,176,448

Oil, Gas & Consumable Fuels 0.5%
HollyFrontier Corp.	97,311	2,385,092
Kosmos Energy, Ltd.	512,235	458,758
PBF Energy, Inc., Class A	68,861	487,536
		3,331,386
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	56,586	1,236,404

Pharmaceuticals 2.2%
Catalent, Inc. (a)	41,079	2,134,054
Horizon Therapeutics PLC (a)	52,642	1,559,256
Jazz Pharmaceuticals PLC (a)	16,320	1,627,757
Mylan N.V. (a)	295,490	4,405,756
Perrigo Co. PLC	92,746	4,460,155
		14,186,978
Professional Services 3.1%
CoreLogic, Inc.	12,814	391,340
IHS Markit, Ltd.	96,319	5,779,140
ManpowerGroup, Inc.	61,856	3,277,749
Robert Half International, Inc.	37,366	1,410,567
TransUnion	67,291	4,453,318
Verisk Analytics, Inc.	34,217	4,769,165
		20,081,279
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (a)	73,194	2,760,146

Road & Rail 0.6%
Landstar System, Inc.	599	57,420
Schneider National, Inc., Class B	198,566	3,840,267
		3,897,687
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. (a)	120,771	5,492,665
Entegris, Inc.	72,644	3,252,272
KLA Corp.	39,623	5,695,410
Lam Research Corp.	29,768	7,144,320
MKS Instruments, Inc.	17,271	1,406,723
Qorvo, Inc. (a)	56,061	4,520,198
Skyworks Solutions, Inc.	41,588	3,717,136
Teradyne, Inc.	37,246	2,017,616
		33,246,340
Software 7.1%
Alteryx, Inc., Class A (a)	4,864	462,907
Anaplan, Inc. (a)	9,147	276,788
Atlassian Corp. PLC, Class A (a)	16,983	2,331,087
Cadence Design Systems, Inc. (a)	3,071	202,809
CDK Global, Inc.	104,479	3,432,135
Coupa Software, Inc. (a)	6,717	938,566
Dropbox, Inc., Class A (a)	222,151	4,020,933
Fair Isaac Corp. (a)	9,419	2,898,132
Fortinet, Inc. (a)	55,115	5,575,985
NortonLifeLock, Inc.	253,127	4,736,006
Nuance Communications, Inc. (a)	203,757	3,419,043
Palo Alto Networks, Inc. (a)	26,796	4,393,472
RingCentral, Inc., Class A (a)	7,984	1,691,889
SS&C Technologies Holdings, Inc.	85,359	3,740,431
Synopsys, Inc. (a)	44,015	5,668,692
Teradata Corp. (a)	47,010	963,235
Zendesk, Inc. (a)	11,889	761,015
		45,513,125
Specialty Retail 3.9%
AutoNation, Inc. (a)	55,649	1,561,511
AutoZone, Inc. (a)	6,250	5,287,500
Best Buy Co., Inc.	82,253	4,688,421
Burlington Stores, Inc. (a)	22,456	3,558,378
Foot Locker, Inc.	133,606	2,946,012
O’Reilly Automotive, Inc. (a)	18,715	5,634,151
Ulta Salon Cosmetics & Fragrance Inc. (a)	8,580	1,507,506
		25,183,479
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. (a)	43,152	817,299

Textiles, Apparel & Luxury Goods 0.5%
Skechers U.S.A., Inc., Class A (a)	143,110	3,397,431

Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp.	171,555	1,089,374
New York Community Bancorp, Inc.	117,799	1,106,133
		2,195,507
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc. (a)	46,592	1,324,610
WESCO International, Inc. (a)	30,015	685,843
		2,010,453
Water Utilities 0.1%
American Water Works Co., Inc.	3,334	398,613

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	152,294	2,552,447
United States Cellular Corp. (a)	25,375	743,234
		3,295,681
Total Common Stocks (Cost $733,832,319)		626,470,433

Exchange-Traded Funds 2.4%
iShares Russell Mid-Cap ETF	300,481	12,971,765
SPDR S&P 500 ETF Trust (b)	9,386	2,419,241

Total Exchange-Traded Funds (Cost $18,976,411)		15,391,006

Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	3,227,707	3,227,707

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	133,233	133,233

Total Short-Term Investments (Cost $3,360,940)		3,360,940
Total Investments (Cost $756,169,670)	100.3%	645,222,379
Other Assets, Less Liabilities	(0.3)	(1,938,336)
Net Assets	100.0%	$643,284,043

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $1,823,324; the total market value of collateral held by the Portfolio was $1,878,026. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,744,793.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$626,470,433	$—	$—	$626,470,433
Exchange-Traded Funds	15,391,006	—	—	15,391,006
Short-Term Investments
Affiliated Investment Company	3,227,707	—	—	3,227,707
Unaffiliated Investment Company	133,233	—	—	133,233
Total Short-Term Investments	3,360,940	—	—	3,360,940
Total Investments in Securities	$645,222,379	$—	$—	$645,222,379

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay International Equity Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 95.9% †
Argentina 1.6%
Globant S.A. (Software) (a)	76,586	$6,730,378

Canada 1.9%
Constellation Software, Inc. (Software)	8,359	7,597,050

China 2.6%
Tencent Holdings, Ltd. (Interactive Media & Services)	214,138	10,441,705

Denmark 2.8%
Novo Nordisk A/S, Class B (Pharmaceuticals)	189,655	11,440,263

France 4.0%
Edenred (IT Services) (a)	171,545	7,179,715
Teleperformance S.E. (Professional Services) (a)	43,206	9,018,043
		16,197,758
Germany 12.0%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies) (a)	51,756	5,028,696
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	158,539	10,575,113
SAP S.E. (Software)	126,953	14,580,947
Scout24 A.G. (Interactive Media & Services) (b)	155,801	9,379,455
Symrise A.G. (Chemicals) (a)	94,850	8,982,814
		48,547,025
India 4.6%
HDFC Bank, Ltd. (Banks)	939,411	10,521,449
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	383,415	8,148,190
		18,669,639
Ireland 7.9%
Accenture PLC, Class A (IT Services)	85,422	13,945,996
ICON PLC (Life Sciences Tools & Services) (a)	133,895	18,209,720
		32,155,716
Israel 2.1%
Nice, Ltd., Sponsored ADR (Software) (a)	59,167	8,494,014

Japan 9.9%
CyberAgent, Inc. (Media)	189,400	7,349,902
Lion Corp. (Household Products)	369,900	7,935,935
MonotaRO Co., Ltd. (Trading Companies & Distributors)	176,900	4,700,486
Relo Group, Inc. (Real Estate Management & Development)	432,100	9,069,198
TechnoPro Holdings, Inc. (Professional Services)	161,000	7,476,950
ZOZO, Inc. (Internet & Direct Marketing Retail)	259,358	3,480,047
		40,012,518
Mexico 0.8%
Regional S.A.B. de C.V. (Banks)	1,203,044	3,164,504

Netherlands 6.6%
Koninklijke DSM N.V. (Chemicals)	96,162	10,927,285
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	397,012	16,068,944
		26,996,229
Spain 6.1%
Amadeus IT Group S.A. (IT Services)	264,789	12,557,729
Industria de Diseno Textil S.A. (Specialty Retail)	469,571	12,190,886
		24,748,615
Sweden 2.7%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	256,045	10,921,231

Switzerland 5.7%
Lonza Group A.G., Registered (Life Sciences Tools & Services)	28,274	11,763,430
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	181,848	11,452,787
		23,216,217
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	107,616	5,142,969

United Kingdom 20.2%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	330,759	4,116,736
Compass Group PLC (Hotels, Restaurants & Leisure)	969,867	15,153,796
Diageo PLC (Beverages)	337,355	10,805,034
Experian PLC (Professional Services)	347,313	9,668,566
HomeServe PLC (Commercial Services & Supplies)	477,575	6,255,817
Johnson Matthey PLC (Chemicals)	41,102	913,417
LivaNova PLC (Health Care Equipment & Supplies) (a)	113,712	5,145,468
Prudential PLC (Insurance)	1,477,703	18,862,928
St. James’s Place PLC (Capital Markets)	1,179,852	11,242,547
		82,164,309
United States 3.1%
STERIS PLC (Health Care Equipment & Supplies)	90,843	12,715,295

Total Common Stocks (Cost $428,303,069)		389,355,435

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	788,540	788,540

Total Short-Term Investment (Cost $788,540)		788,540
Total Investments (Cost $429,091,609)	96.1%	390,143,975
Other Assets, Less Liabilities	3.9	15,686,362
Net Assets	100.0%	$405,830,337

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Current yield as of March 31, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks
China	$—	$10,441,706	$—	$10,441,706
Denmark	—	11,440,263	—	11,440,263
France	—	16,197,758	—	16,197,758
Germany	—	48,547,025	—	48,547,025
India	—	18,669,639	—	18,669,639
Japan	—	40,012,518	—	40,012,518
Netherlands	—	26,996,229	—	26,996,229
Spain	—	24,748,615	—	24,748,615
Sweden	—	10,921,232	—	10,921,232
Switzerland	11,452,787	11,763,430	—	23,216,217
United Kingdom	5,145,468	77,018,841	—	82,164,309
All Other Countries	75,999,926	—	—	75,999,925
Total Common Stocks	92,598,181	296,757,254	—	389,355,435
Short-Term Investment
Affiliated Investment Company	788,540	—	—	788,540
Total Investments in Securities	$93,386,721	$296,757,254	$—	$390,143,975

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bond 0.2%†
Convertible Bond 0.2%
Insurance 0.2%
AXA S.A. 7.25%, due 5/15/21 (a)	$1,495,000	$1,088,046

Total Long-Term Bond (Cost $1,495,246)		1,088,046

	Shares
Common Stocks 95.7%
Aerospace & Defense 3.5%
Boeing Co. (b)	51,473	7,676,683
L3Harris Technologies, Inc.	54,712	9,854,726
United Technologies Corp.	11,600	1,094,228
		18,625,637
Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	105,948	9,897,662

Airlines 0.5%
Alaska Air Group, Inc. (b)	96,859	2,757,576

Banks 8.3%
Bank of America Corp.	31,248	663,395
Fifth Third Bancorp	427,278	6,345,078
JPMorgan Chase & Co.	143,949	12,959,728
PNC Financial Services Group, Inc.	45,684	4,372,872
U.S. Bancorp	95,719	3,297,520
Wells Fargo & Co.	596,038	17,106,291
		44,744,884
Biotechnology 3.2%
AbbVie, Inc.	115,200	8,777,088
Gilead Sciences, Inc.	112,417	8,404,295
		17,181,383
Building Products 0.4%
Johnson Controls International PLC	82,766	2,231,371

Capital Markets 4.5%
Franklin Resources, Inc.	146,552	2,445,953
Morgan Stanley	287,700	9,781,800
Northern Trust Corp.	20,331	1,534,177
Raymond James Financial, Inc.	47,600	3,008,320
State Street Corp.	136,336	7,262,619
		24,032,869
Chemicals 3.2%
Akzo Nobel N.V.	11,276	743,385
CF Industries Holdings, Inc.	214,528	5,835,162
Dow, Inc.	87,966	2,572,126
DuPont de Nemours, Inc.	215,499	7,348,516
PPG Industries, Inc.	10,722	896,359
		17,395,548
Commercial Services & Supplies 0.8%
Stericycle, Inc. (b)	84,300	4,095,294

Communications Equipment 1.5%
Cisco Systems, Inc.	202,192	7,948,168

Containers & Packaging 1.1%
International Paper Co.	191,252	5,953,675

Diversified Financial Services 0.6%
Equitable Holdings, Inc.	205,809	2,973,940

Diversified Telecommunication Services 2.2%
AT&T, Inc.	45,445	1,324,722
CenturyLink, Inc.	39,600	374,616
Telefonica S.A. (b)	257,087	1,180,244
Verizon Communications, Inc.	169,377	9,100,626
		11,980,208
Electric Utilities 5.1%
Edison International	127,399	6,980,191
NextEra Energy, Inc.	21,370	5,142,050
Southern Co.	286,587	15,515,820
		27,638,061
Electrical Equipment 0.8%
Emerson Electric Co.	66,907	3,188,119
nVent Electric PLC	74,298	1,253,407
		4,441,526
Energy Equipment & Services 0.1%
Halliburton Co.	89,100	610,335

Entertainment 0.5%
Walt Disney Co.	29,652	2,864,383

Equity Real Estate Investment Trusts 3.4%
Equity Residential	85,614	5,283,240
Rayonier, Inc.	191,143	4,501,418
SL Green Realty Corp.	57,819	2,491,999
Weyerhaeuser Co.	345,731	5,860,140
		18,136,797
Food & Staples Retailing 0.8%
Walmart, Inc.	39,475	4,485,149

Food Products 4.4%
Bunge, Ltd.	53,100	2,178,693
Conagra Brands, Inc.	320,565	9,405,377
Kellogg Co.	19,000	1,139,810
Mondelez International, Inc., Class A	5,300	265,424
Tyson Foods, Inc., Class A	179,182	10,369,262
		23,358,566
Health Care Equipment & Supplies 2.9%
Becton Dickinson & Co.	17,789	4,087,379
Medtronic PLC	98,745	8,904,824
Zimmer Biomet Holdings, Inc.	24,600	2,486,568
		15,478,771
Health Care Providers & Services 3.4%
Anthem, Inc.	35,766	8,120,313
CVS Health Corp.	167,937	9,963,702
		18,084,015
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	113,740	4,830,538
McDonald’s Corp.	7,400	1,223,590
MGM Resorts International	47,500	560,500
Royal Caribbean Cruises, Ltd.	14,900	479,333
		7,093,961
Household Products 2.0%
Kimberly-Clark Corp.	83,075	10,622,800

Industrial Conglomerates 2.1%
General Electric Co.	1,394,981	11,076,149

Insurance 6.6%
American International Group, Inc.	288,868	7,005,049
Chubb, Ltd.	101,510	11,337,652
Loews Corp.	135,553	4,721,311
Marsh & McLennan Cos., Inc.	18,174	1,571,324
MetLife, Inc.	255,130	7,799,324
Willis Towers Watson PLC	17,640	2,996,154
		35,430,814
IT Services 0.2%
Cognizant Technology Solutions Corp., Class A	20,012	929,958

Leisure Products 0.5%
Mattel, Inc. (b)(c)	284,354	2,505,159

Machinery 0.9%
Flowserve Corp.	10,635	254,070
PACCAR, Inc.	41,100	2,512,443
Snap-On, Inc.	15,300	1,664,946
Stanley Black & Decker, Inc.	2,800	280,000
		4,711,459
Media 3.1%
Comcast Corp., Class A	195,997	6,738,377
Fox Corp., Class B	241,498	5,525,474
News Corp., Class A	478,791	4,297,149
		16,561,000
Multi-Utilities 3.3%
CenterPoint Energy, Inc.	217,400	3,358,830
NiSource, Inc.	407,968	10,186,961
Sempra Energy	36,705	4,147,298
		17,693,089
Multiline Retail 0.3%
Kohl’s Corp.	120,000	1,750,800

Oil, Gas & Consumable Fuels 7.6%
Chevron Corp.	18,343	1,329,134
Enbridge, Inc.	26,500	770,885
EOG Resources, Inc.	28,200	1,012,944
Exxon Mobil Corp.	170,364	6,468,721
Hess Corp.	16,180	538,794
Occidental Petroleum Corp.	216,000	2,501,280
Pioneer Natural Resources Co.	30,000	2,104,500
Suncor Energy, Inc.	21,800	344,440
Targa Resources Corp.	195,400	1,350,214
TC Energy Corp.	233,427	10,340,816
TOTAL S.A. (c)	332,081	12,877,924
TOTAL S.A., Sponsored ADR	31,300	1,165,612
		40,805,264
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	42,700	2,380,098
GlaxoSmithKline PLC	113,680	2,132,336
GlaxoSmithKline PLC, Sponsored ADR	20,300	769,167
Johnson & Johnson	108,022	14,164,925
Pfizer, Inc.	290,976	9,497,456
		28,943,982
Professional Services 0.7%
Nielsen Holdings PLC	283,392	3,553,736

Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	90,800	4,160,456
NXP Semiconductors N.V.	16,600	1,376,638
QUALCOMM, Inc.	216,994	14,679,644
Texas Instruments, Inc.	51,655	5,161,884
		25,378,622
Software 1.8%
Microsoft Corp.	61,462	9,693,172

Technology Hardware, Storage & Peripherals 0.1%
Western Digital Corp.	16,605	691,100

Tobacco 2.1%
Philip Morris International, Inc.	153,147	11,173,605

Total Common Stocks (Cost $589,263,811)		513,530,488

Convertible Preferred Stocks 2.5%
Electric Utilities 0.8%
NextEra Energy, Inc. 5.279%	44,642	1,968,266
Southern Co. 6.75%	56,931	2,527,736
		4,496,002
Health Care Equipment & Supplies 0.9%
Becton Dickinson & Co. 6.125%	95,004	4,966,809

Multi-Utilities 0.8%
Sempra Energy
6.00%	33,680	3,116,074
6.75%	10,478	984,198
		4,100,272
Total Convertible Preferred Stocks (Cost $14,235,471)		13,563,083

Short-Term Investments 1.7%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 0.09% (d)	8,277,008	8,277,008

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (d)(e)	716,424	716,424

Total Short-Term Investments (Cost $8,993,432)		8,993,432
Total Investments (Cost $613,987,960)	100.1%	537,175,049
Other Assets, Less Liabilities	(0.1)	(629,755)
Net Assets	100.0%	$536,545,294

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $776,762; the total market value of collateral held by the Portfolio was $800,052. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $83,628.
(d)	Current yield as of March 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bond
Convertible Bond	$—	$1,088,046	$—	$1,088,046
Common Stocks
Chemicals	16,652,163	743,385	—	17,395,548
Diversified Telecommunication Services	10,799,964	1,180,244	—	11,980,208
Oil, Gas, & Consumable Fuels	27,927,340	12,877,924	—	40,805,264
Pharmaceuticals	26,811,646	2,132,336	—	28,943,982
All Other Industries	414,405,486	—	—	414,405,486
Total Common Stocks	496,596,599	16,933,889	—	513,530,488
Convertible Preferred Stocks	13,563,083	—	—	13,563,083
Short-Term Investments
Affiliated Investment Company	8,277,008	—	—	8,277,008
Unaffiliated Investment Company	716,424	—	—	716,424
Total Short-Term Investments	8,993,432	—	—	8,993,432
Total Investments in Securities	$519,153,114	$18,021,935	$—	$537,175,049

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Mellon Natural Resources Portfolio

Portfolio of Investments  March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.9% †
Brazil 1.9%
Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	544,276	$2,933,648

Canada 9.1%
Barrick Gold Corp. (Metals & Mining)	565,048	10,351,679
Lundin Mining Corp. (Metals & Mining)	733,847	2,758,510
Norbord, Inc. (Paper & Forest Products)	96,688	1,143,932
		14,254,121
Denmark 4.3%
Orsted A/S (Electric Utilities) (a)	22,643	2,223,655
Vestas Wind Systems A/S (Electrical Equipment)	56,747	4,619,349
		6,843,004
France 3.1%
Air Liquide S.A. (Chemicals)	37,833	4,849,318

Luxembourg 2.2%
ArcelorMittal S.A. (Metals & Mining)	368,850	3,495,580

Norway 6.7%
Equinor ASA (Oil, Gas & Consumable Fuels)	437,493	5,510,970
Yara International ASA (Chemicals)	160,235	5,069,734
		10,580,704
South Africa 5.7%
Anglo American PLC (Metals & Mining)	515,475	9,007,556

United Kingdom 5.6%
BP PLC (Oil, Gas & Consumable Fuels)	2,065,838	8,788,428

United States 59.3%
Archer-Daniels-Midland Co. (Food Products)	205,337	7,223,756
Ball Corp. (Containers & Packaging)	60,827	3,933,074
Bunge, Ltd. (Food Products)	77,697	3,187,908
Casella Waste Systems, Inc., Class A (Commercial Services & Supplies) (b)	100,436	3,923,030
CF Industries Holdings, Inc. (Chemicals)	209,679	5,703,269
Clean Harbors, Inc. (Commercial Services & Supplies) (b)	47,703	2,449,072
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	83,844	3,592,715
ConocoPhillips (Oil, Gas & Consumable Fuels)	189,788	5,845,470
Covanta Holding Corp. (Commercial Services & Supplies)	201,428	1,722,209
First Solar, Inc. (Semiconductors & Semiconductor Equipment) (b)	78,052	2,814,555
FMC Corp. (Chemicals)	61,696	5,039,946
Freeport-McMoRan, Inc. (Metals & Mining)	915,226	6,177,776
Hess Corp. (Oil, Gas & Consumable Fuels)	103,123	3,433,996
Itron, Inc. (Electronic Equipment, Instruments & Components) (b)	31,793	1,775,003
Louisiana-Pacific Corp. (Paper & Forest Products)	136,254	2,340,844
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	122,280	2,888,254
Mosaic Co. (Chemicals)	273,477	2,959,021
Newmont Corp. (Metals & Mining)	193,744	8,772,728
NextEra Energy, Inc. (Electric Utilities)	23,012	5,537,147
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels)	100,897	714,351
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	64,427	4,519,554
Schlumberger, Ltd. (Energy Equipment & Services)	169,406	2,285,287
Steel Dynamics, Inc. (Metals & Mining)	152,559	3,438,680
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	71,185	3,228,952
		93,506,597

Total Common Stocks (Cost $220,104,690)		154,258,956

Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
United States 1.8%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	2,890,640	2,890,640
Total Short-Term Investment (Cost $2,890,640)		2,890,640
Total Investments (Cost $222,995,330)	99.7%	157,149,596
Other Assets, Less Liabilities	0.3	512,789
Net Assets	100.0%	$157,662,385

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks
Denmark	$—	$6,843,004	$—	$6,843,004
France		4,849,318		4,849,318
Luxembourg	—	3,495,580	—	3,495,580
Norway	—	10,580,704	—	10,580,704
South Africa		9,007,556		9,007,556
United Kingdom	—	8,788,428	—	8,788,428
All Other Countries	110,694,366	—	—	110,694,366
Total Common Stocks	110,694,366	43,564,590	—	154,258,956
Short-Term Investment		—	—
Affiliated Investment Company	2,890,640			2,890,640
Total Investments in Securities	$113,585,006	$43,564,590	$—	$157,149,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Growth Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.1% †
Aerospace & Defense 2.2%
Boeing Co.	4,125	$615,202
Huntington Ingalls Industries, Inc.	310	56,485
Lockheed Martin Corp.	18,980	6,433,271
Northrop Grumman Corp.	12,729	3,851,159
Raytheon Co.	950	124,593
Spirit AeroSystems Holdings, Inc., Class A	53,819	1,287,889
Textron, Inc.	2,982	79,530
		12,448,129
Automobiles 1.1%
Tesla, Inc. (a)	11,870	6,219,880

Beverages 0.9%
Coca-Cola Co.	41,542	1,838,234
PepsiCo., Inc.	25,232	3,030,363
		4,868,597
Biotechnology 6.3%
AbbVie, Inc.	80,889	6,162,933
Alexion Pharmaceuticals, Inc. (a)	4,158	373,347
Alkermes PLC (a)	102,919	1,484,092
Amgen, Inc.	37,917	7,686,913
Biogen, Inc. (a)	12,512	3,958,547
Exelixis, Inc. (a)	177,034	3,048,526
Incyte Corp. (a)	44,841	3,283,706
Regeneron Pharmaceuticals, Inc. (a)	7,300	3,564,517
United Therapeutics Corp. (a)	16,229	1,538,915
Vertex Pharmaceuticals, Inc. (a)	17,199	4,092,502
		35,193,998
Building Products 0.4%
Trane Technologies PLC	29,822	2,462,999

Capital Markets 2.8%
Evercore, Inc., Class A	64,309	2,962,073
LPL Financial Holdings, Inc.	59,382	3,232,162
Moody's Corp.	17,160	3,629,340
S&P Global, Inc.	22,770	5,579,788
		15,403,363
Commercial Services & Supplies 0.2%
Clean Harbors, Inc. (a)	25,188	1,293,152

Communications Equipment 0.7%
Cisco Systems, Inc.	105,091	4,131,127

Electrical Equipment 0.2%
Acuity Brands, Inc.	10,048	860,712

Electronic Equipment, Instruments & Components 1.3%
CDW Corp.	35,546	3,315,375
Jabil, Inc.	125,635	3,088,108
SYNNEX Corp.	10,947	800,226
		7,203,709
Entertainment 1.3%
Netflix, Inc. (a)	9,537	3,581,143
Roku, Inc. (a)	3,540	309,679
Take-Two Interactive Software, Inc. (a)	1,746	207,093
Zynga, Inc., Class A (a)	450,443	3,085,535
		7,183,450
Equity Real Estate Investment Trusts 2.6%
American Tower Corp.	21,210	4,618,477
Equinix, Inc.	8,449	5,276,992
SBA Communications Corp.	16,082	4,341,658
		14,237,127
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	20,099	5,730,828
Sprouts Farmers Market, Inc. (a)	22,430	416,974
		6,147,802
Food Products 0.4%
Pilgrim's Pride Corp. (a)	110,410	2,000,629

Health Care Equipment & Supplies 0.8%
Align Technology, Inc. (a)	20,029	3,484,045
DexCom, Inc. (a)	48	12,925
Insulet Corp. (a)	2,514	416,519
West Pharmaceutical Services, Inc.	2,563	390,217
		4,303,706
Health Care Providers & Services 5.6%
AmerisourceBergen Corp.	42,504	3,761,604
Anthem, Inc.	16,436	3,731,629
Cardinal Health, Inc.	7,725	370,337
DaVita, Inc. (a)	40,553	3,084,461
Humana, Inc.	12,348	3,877,519
McKesson Corp.	24,352	3,293,852
UnitedHealth Group, Inc.	51,669	12,885,215
		31,004,617
Health Care Technology 0.3%
Cerner Corp.	23,943	1,508,170

Hotels, Restaurants & Leisure 1.2%
Domino's Pizza, Inc.	10,484	3,397,550
Starbucks Corp.	52,257	3,435,375
		6,832,925
Household Durables 0.5%
NVR, Inc. (a)	1,070	2,748,948

Industrial Conglomerates 0.6%
Carlisle Cos., Inc.	26,973	3,379,177

Interactive Media & Services 8.3%
Alphabet, Inc. (a)
Class A	10,532	12,237,657
Class C	12,179	14,161,863
Facebook, Inc., Class A (a)	120,131	20,037,851
		46,437,371
Internet & Direct Marketing Retail 8.4%
Amazon.com, Inc. (a)	19,272	37,575,004
Booking Holdings, Inc. (a)	2,927	3,937,752
eBay, Inc.	130,177	3,913,120
Expedia Group, Inc.	24,004	1,350,705
		46,776,581
IT Services 7.7%
Accenture PLC, Class A	8,800	1,436,688
Akamai Technologies, Inc. (a)	38,838	3,553,289
Booz Allen Hamilton Holding Corp.	49,136	3,372,695
Fidelity National Information Services, Inc.	3,454	420,145
GoDaddy, Inc., Class A (a)	59,626	3,405,241
Leidos Holdings, Inc.	21,450	1,965,892
Mastercard, Inc., Class A	49,528	11,963,984
PayPal Holdings, Inc. (a)	49,752	4,763,256
Visa, Inc., Class A	72,552	11,689,578
		42,570,768
Life Sciences Tools & Services 2.1%
Bruker Corp.	84,777	3,040,103
Charles River Laboratories International, Inc. (a)	25,530	3,222,142
IQVIA Holdings, Inc. (a)	30,834	3,325,755
PRA Health Sciences, Inc. (a)	23,728	1,970,373
Thermo Fisher Scientific, Inc.	687	194,833
		11,753,206
Machinery 0.5%
Allison Transmission Holdings, Inc.	90,776	2,960,205

Media 0.9%
Charter Communications, Inc., Class A (a)	10,479	4,572,092
Comcast Corp., Class A	3,913	134,529
Interpublic Group of Cos., Inc.	7,626	123,465
		4,830,086
Multiline Retail 1.2%
Dollar General Corp.	24,330	3,674,073
Target Corp.	32,367	3,009,160
		6,683,233
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	1,939	108,080
Eli Lilly & Co.	31,961	4,433,630
Johnson & Johnson	37,193	4,877,118
Merck & Co., Inc.	60,932	4,688,108
		14,106,936
Professional Services 1.3%
CoreLogic, Inc.	28,637	874,574
ManpowerGroup, Inc.	38,118	2,019,873
Robert Half International, Inc.	31,665	1,195,353
TransUnion	49,071	3,247,519
		7,337,319
Road & Rail 0.2%
Union Pacific Corp.	8,099	1,142,283

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. (a)	11,801	536,709
Applied Materials, Inc.	86,730	3,973,969
Broadcom, Inc.	8,470	2,008,237
Lam Research Corp.	17,649	4,235,760
NVIDIA Corp.	27,174	7,163,066
Qorvo, Inc. (a)	36,733	2,961,782
QUALCOMM, Inc.	92,909	6,285,294
Texas Instruments, Inc.	10,188	1,018,087
		28,182,904
Software 18.4%
Adobe, Inc. (a)	30,062	9,566,931
Alteryx, Inc., Class A (a)	1,956	186,153
Anaplan, Inc. (a)	3,672	111,115
Atlassian Corp. PLC, Class A (a)	5,076	696,732
Autodesk, Inc. (a)	28,131	4,391,249
CDK Global, Inc.	62,251	2,044,945
Coupa Software, Inc. (a)	2,685	375,175
Dropbox, Inc., Class A (a)	175,795	3,181,889
Fair Isaac Corp. (a)	9,666	2,974,132
Fortinet, Inc. (a)	36,507	3,693,413
Intuit, Inc.	23,439	5,390,970
Microsoft Corp.	340,166	53,647,580
NortonLifeLock, Inc.	40,962	766,399
Oracle Corp.	25,523	1,233,527
Palo Alto Networks, Inc. (a)	19,475	3,193,121
RingCentral, Inc., Class A (a)	3,156	668,788
salesforce.com, Inc. (a)	35,546	5,117,913
ServiceNow, Inc. (a)	3,023	866,331
SS&C Technologies Holdings, Inc.	1,634	71,602
Synopsys, Inc. (a)	29,948	3,857,003
Zendesk, Inc. (a)	4,736	303,151
		102,338,119
Specialty Retail 2.7%
AutoZone, Inc. (a)	2,580	2,182,680
Best Buy Co., Inc.	49,345	2,812,665
Burlington Stores, Inc. (a)	21,787	3,452,368
Home Depot, Inc.	10,775	2,011,800
O'Reilly Automotive, Inc. (a)	12,603	3,794,133
Ross Stores, Inc.	8,446	734,549
		14,988,195
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	186,559	47,440,088
HP, Inc.	179,002	3,107,475
		50,547,563
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., Class B	13,921	1,151,824

Total Common Stocks (Cost $531,435,352)		551,238,810

Exchange-Traded Fund 0.9%
iShares Russell 1000 Growth ETF	33,552	5,054,609

Total Exchange-Traded Fund (Cost $4,528,277)		5,054,609

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.09%	988,201	988,201
Total Short-Term Investment (Cost $988,201)		988,201
Total Investments (Cost $536,951,830)	100.2%	557,281,620
Other Assets, Less Liabilities	(0.2)	(1,045,215)
Net Assets	100.0%	$556,236,405

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$551,238,810	$—	$—	$551,238,810
Exchange-Traded Fund	5,054,609	—	—	5,054,609
Short-Term Investment
Affiliated Investment Company	988,201	—	—	988,201
Total Investments in Securities	$557,281,620	$—	$—	$557,281,620

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Convertible Securities 93.4% †
Convertible Bonds 86.7%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$5,756,000	$5,166,813

Aerospace & Defense 1.5%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	7,117,000	11,770,390

Auto Manufacturers 1.2%
Tesla, Inc. 1.25%, due 3/1/21	6,043,000	9,300,166

Biotechnology 8.2%
Apellis Pharmaceuticals, Inc. 3.50%, due 9/15/26 (a)	2,282,000	2,341,337
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (b)	18,042,000	18,951,905
BridgeBio Pharma, Inc. 2.50%, due 3/15/27 (a)	4,381,000	4,200,729
Exact Sciences Corp. 1.00%, due 1/15/25	10,650,000	11,600,896
Illumina, Inc.
(zero coupon), due 8/15/23	7,893,000	7,633,006
0.50%, due 6/15/21 (b)	7,153,000	8,772,744
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	4,168,144
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21 (b)	8,329,000	8,450,510
		66,119,271
Building Materials 1.1%
Patrick Industries, Inc. 1.00%, due 2/1/23	11,666,000	9,224,295

Commercial Services 2.6%
Chegg, Inc. 0.125%, due 3/15/25 (a)	6,835,000	6,479,580
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (b)	7,730,000	7,058,456
Square, Inc.
0.125%, due 3/1/25 (a)	4,495,000	3,907,091
0.50%, due 5/15/23	3,658,000	3,789,713
		21,234,840
Computers 3.2%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	16,147,000	21,847,553
Western Digital Corp. 1.50%, due 2/1/24	4,634,000	4,053,936
		25,901,489
Diversified Financial Services 0.3%
LendingTree, Inc. 0.625%, due 6/1/22	2,437,000	2,674,243

Electric 1.1%
NRG Energy, Inc. 2.75%, due 6/1/48	9,299,000	8,880,545

Energy - Alternate Sources 0.3%
Enphase Energy, Inc. 0.25%, due 3/1/25 (a)	2,995,000	2,394,451

Entertainment 0.5%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	4,439,000	4,230,501

Food 0.9%
Chefs’ Warehouse, Inc. 1.875%, due 12/1/24 (a)	10,997,000	6,838,759

Health Care - Products 6.2%
CONMED Corp. 2.625%, due 2/1/24	9,264,000	8,621,662
Danaher Corp. (zero coupon), due 1/22/21	6,483,000	34,187,994
Integra LifeSciences Holdings Corp. 0.50%, due 8/15/25 (a)	4,154,000	3,691,170
NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	3,463,529
		49,964,355
Health Care - Services 5.7%
Anthem, Inc. 2.75%, due 10/15/42	7,296,000	23,077,977
Teladoc Health, Inc. 1.375%, due 5/15/25	7,708,000	22,440,579
		45,518,556
Internet 9.5%
Boingo Wireless, Inc. 1.00%, due 10/1/23	4,790,000	4,279,889
Booking Holdings, Inc. 0.90%, due 9/15/21 (b)	13,680,000	13,671,792
Etsy, Inc.
(zero coupon), due 3/1/23	6,134,000	7,740,001
0.125%, due 10/1/26 (a)	5,022,000	4,158,899
FireEye, Inc. 0.875%, due 6/1/24	3,663,000	3,095,235
IAC FinanceCo 2, Inc. 0.875%, due 6/15/26 (a)	7,897,000	7,305,288
Okta, Inc. 0.125%, due 9/1/25 (a)	7,065,000	6,777,984
Palo Alto Networks, Inc. 0.75%, due 7/1/23	8,986,000	8,695,692
Q2 Holdings, Inc. 0.75%, due 6/1/26 (a)	2,800,000	2,508,373
Snap, Inc. 0.75%, due 8/1/26 (a)	6,296,000	5,546,946
Wix.com, Ltd. (zero coupon), due 7/1/23 (b)	10,770,000	10,678,740
Zendesk, Inc. 0.25%, due 3/15/23	1,447,000	1,714,905
		76,173,744
Iron & Steel 0.3%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	3,753,000	2,670,259

Lodging 0.3%
Caesars Entertainment Corp. 5.00%, due 10/1/24	2,616,000	2,799,216

Machinery - Diversified 1.5%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)	15,599,000	12,268,983

Media 3.2%
DISH Network Corp. 3.375%, due 8/15/26	17,289,000	14,079,323
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	6,305,448
Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	5,222,620
		25,607,391
Oil & Gas 0.4%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (b)	11,037,000	3,035,162
Oasis Petroleum, Inc. 2.625%, due 9/15/23	2,348,000	328,435
		3,363,597
Oil & Gas Services 2.4%
Helix Energy Solutions Group, Inc. 4.125%, due 9/15/23	6,078,000	4,013,663
Newpark Resources, Inc. 4.00%, due 12/1/21	5,174,000	3,855,218
Oil States International, Inc. 1.50%, due 2/15/23	13,438,000	10,557,229
Weatherford International, Ltd. 11.00%, due 12/1/24 (a)	1,137,000	679,357
		19,105,467
Pharmaceuticals 2.9%
DexCom, Inc. 0.75%, due 12/1/23	5,379,000	9,416,745
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	6,250,000	8,040,755
Pacira BioSciences, Inc. 2.375%, due 4/1/22	5,779,000	5,583,762
		23,041,262
Semiconductors 10.1%
Inphi Corp. 1.125%, due 12/1/20	9,461,000	18,802,003
Microchip Technology, Inc.
1.625%, due 2/15/25	12,203,000	17,717,223
1.625%, due 2/15/27	5,198,000	5,347,929
Micron Technology, Inc. 3.125%, due 5/1/32	1,993,000	8,417,635
Novellus Systems, Inc. 2.625%, due 5/15/41	724,000	5,462,626
ON Semiconductor Corp.
1.00%, due 12/1/20	8,174,000	8,140,354
1.625%, due 10/15/23	1,450,000	1,443,800
Rambus, Inc. 1.375%, due 2/1/23	6,552,000	6,355,663
Silicon Laboratories, Inc. 1.375%, due 3/1/22	9,006,000	9,997,612
		81,684,845
Software 17.9%
Akamai Technologies, Inc. 0.375%, due 9/1/27 (a)	7,080,000	7,064,621
Atlassian, Inc. 0.625%, due 5/1/23	5,325,000	9,285,629
Coupa Software, Inc. 0.125%, due 6/15/25 (a)	3,509,000	3,885,781
Envestnet, Inc. 1.75%, due 6/1/23	7,583,000	7,788,025
Everbridge, Inc. 0.125%, due 12/15/24 (a)	3,415,000	3,882,428
j2 Global, Inc. 1.75%, due 11/1/26 (a)	3,285,000	3,013,988
MongoDB, Inc. 0.25%, due 1/15/26 (a)	4,445,000	4,331,097
NICE Systems, Inc. 1.25%, due 1/15/24	13,581,000	23,995,929
Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	9,012,393
RingCentral, Inc. (zero coupon), due 3/15/23	6,593,000	17,285,593
ServiceNow, Inc. (zero coupon), due 6/1/22	6,076,000	12,948,753
Splunk, Inc. 0.50%, due 9/15/23	10,919,000	11,771,540
Twilio, Inc. 0.25%, due 6/1/23	2,263,000	3,168,802
Verint Systems, Inc. 1.50%, due 6/1/21	7,333,000	7,106,876
Workday, Inc. 0.25%, due 10/1/22	11,205,000	12,465,563
Zynga, Inc. 0.25%, due 6/1/24 (a)	6,772,000	6,961,823
		143,968,841
Telecommunications 2.6%
Infinera Corp. 2.50%, due 3/1/27 (a)	4,490,000	4,107,735
InterDigital, Inc. 2.00%, due 6/1/24 (a)	2,860,000	2,633,059
Viavi Solutions, Inc. 1.00%, due 3/1/24	9,569,000	10,124,597
Vonage Holdings Corp. 1.75%, due 6/1/24 (a)	5,148,000	4,179,108
		21,044,499
Transportation 2.2%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	11,348,000	10,092,628
Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,632,160
		17,724,788
Total Convertible Bonds (Cost $683,091,872)		698,671,566

	Shares
Convertible Preferred Stocks 6.7%
Banks 2.7%
Bank of America Corp. Series L 7.25%	8,636	10,933,349
Wells Fargo & Co. Series L 7.50%	8,264	10,528,501
		21,461,850
Chemicals 0.5%
Lyondellbasell Advanced Polymers, Inc. 6.00%	4,110	3,818,190

Equity Real Estate Investment Trusts 0.9%
Crown Castle International Corp. 6.875%	5,982	7,477,500

Health Care Equipment & Supplies 0.9%
Becton Dickinson & Co. 6.125%	146,239	7,645,375

Machinery 1.0%
Stanley Black & Decker, Inc. 5.25%	115,000	8,045,400

Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. 8.00%	6,025	5,629,519

Total Convertible Preferred Stocks (Cost $56,512,526)		54,077,834
Total Convertible Securities (Cost $739,604,398)		752,749,400

Common Stocks 2.3%
Airlines 0.5%
Delta Air Lines, Inc.	151,688	4,327,659

Banks 0.7%
Bank of America Corp.	267,678	5,682,804

Energy Equipment & Services 0.1%
Weatherford International PLC (c)	157,538	937,351

Health Care Equipment & Supplies 1.0%
Teleflex, Inc.	26,553	7,776,311

Total Common Stocks (Cost $17,450,182)		18,724,125

Short-Term Investments 6.1%
Affiliated Investment Company 4.0%
MainStay U.S. Government Liquidity Fund, 0.09% (d)	32,203,624	32,203,624

Unaffiliated Investment Company 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (d)(e)	16,712,355	16,712,355

Total Short-Term Investments (Cost $48,915,979)		48,915,979

Total Investments (Cost $805,970,559)	101.8%	820,389,504
Other Assets, Less Liabilities	(1.8)	(14,401,440)
Net Assets	100.0%	$805,988,064

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $33,470,933; the total market value of collateral held by the Portfolio was $34,391,315. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $17,678,960.
(c)	Non-income producing security.
(d)	Current yield as of March 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$698,671,566	$—	$698,671,566
Convertible Preferred Stocks	54,077,834	—	—	54,077,834
Total Convertible Securities	54,077,834	698,671,566	—	752,749,400
Common Stocks	18,724,125	—	—	18,724,125
Short-Term Investments
Affiliated Investment Company	32,203,624	—	—	32,203,624
Unaffiliated Investment Company	16,712,355	—	—	16,712,355
Total Short-Term Investments	48,915,979	—	—	48,915,979
Total Investments in Securities	$121,717,938	$698,671,566	$—	$820,389,504

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 96.8% †
Aerospace & Defense 3.2%
General Dynamics Corp.	39,213	$5,188,272
Lockheed Martin Corp.	31,448	10,659,299
Raytheon Co.	35,331	4,633,661
United Technologies Corp.	51,249	4,834,318
		25,315,550

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	56,283	5,257,958

Banks 4.3%
M&T Bank Corp.	59,802	6,185,321
People’s United Financial, Inc.	493,410	5,452,181
PNC Financial Services Group, Inc.	48,349	4,627,966
Truist Financial Corp.	259,899	8,015,285
U.S. Bancorp	170,071	5,858,946
Wells Fargo & Co.	125,794	3,610,288
		33,749,987
Beverages 3.7%
Coca-Cola Co.	199,450	8,825,662
Coca-Cola European Partners PLC	198,465	7,448,391
Molson Coors Beverage Co., Class B	96,675	3,771,292
PepsiCo., Inc.	71,827	8,626,423
		28,671,768
Biotechnology 3.2%
AbbVie, Inc.	168,768	12,858,434
Amgen, Inc.	61,757	12,519,997
		25,378,431
Capital Markets 2.8%
BlackRock, Inc.	21,249	9,348,923
CME Group, Inc.	50,473	8,727,286
Lazard, Ltd., Class A	169,669	3,997,402
		22,073,611
Chemicals 2.8%
Dow, Inc.	244,976	7,163,098
LyondellBasell Industries N.V., Class A	142,173	7,056,046
Nutrien, Ltd.	232,012	7,874,487
		22,093,631
Commercial Services & Supplies 2.0%
Republic Services, Inc.	104,440	7,839,266
Waste Management, Inc.	83,474	7,726,354
		15,565,620
Communications Equipment 1.4%
Cisco Systems, Inc.	276,867	10,883,642

Containers & Packaging 0.9%
Amcor PLC	873,985	7,096,758

Diversified Telecommunication Services 4.0%
AT&T, Inc.	455,185	13,268,643
Verizon Communications, Inc.	339,440	18,238,111
		31,506,754
Electric Utilities 9.9%
Alliant Energy Corp.	118,417	5,718,357
American Electric Power Co., Inc.	140,550	11,241,189
Duke Energy Corp.	161,125	13,031,790
Entergy Corp.	151,923	14,276,204
Evergy, Inc.	129,288	7,117,305
Eversource Energy	72,215	5,647,935
FirstEnergy Corp.	312,093	12,505,567
PPL Corp.	309,827	7,646,530
		77,184,877
Electrical Equipment 2.4%
Eaton Corp. PLC	135,501	10,527,073
Emerson Electric Co.	181,297	8,638,802
		19,165,875
Equity Real Estate Investment Trusts 1.9%
Iron Mountain, Inc.	329,037	7,831,081
Welltower, Inc.	149,089	6,825,294
		14,656,375
Food & Staples Retailing 1.4%
Walmart, Inc.	95,295	10,827,418

Food Products 0.5%
McCormick & Co., Inc.	30,601	4,321,167

Health Care Equipment & Supplies 1.0%
Medtronic PLC	89,699	8,089,056

Health Care Providers & Services 2.3%
CVS Health Corp.	125,426	7,441,524
UnitedHealth Group, Inc.	43,484	10,844,040
		18,285,564
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.	164,839	7,000,712
McDonald’s Corp.	51,249	8,474,022
		15,474,734
Household Durables 0.4%
Leggett & Platt, Inc.	131,618	3,511,568

Household Products 4.3%
Colgate-Palmolive Co.	76,098	5,049,863
Kimberly-Clark Corp.	109,067	13,946,398
Procter & Gamble Co.	131,828	14,501,080
		33,497,341
Industrial Conglomerates 1.2%
Honeywell International, Inc.	71,438	9,557,690

Insurance 5.1%
Allianz S.E., Sponsored ADR	418,539	7,094,236
Arthur J. Gallagher & Co.	120,359	9,810,462
Marsh & McLennan Cos., Inc.	61,732	5,337,349
MetLife, Inc.	357,902	10,941,064
Travelers Cos., Inc.	66,003	6,557,398
		39,740,509
IT Services 1.9%
Automatic Data Processing, Inc.	34,942	4,775,873
International Business Machines Corp.	47,367	5,254,421
Paychex, Inc.	77,262	4,861,325
		14,891,619
Media 0.7%
Comcast Corp., Class A	166,561	5,726,367

Multi-Utilities 6.3%
Ameren Corp.	121,912	8,878,851
CenterPoint Energy, Inc.	490,713	7,581,516
CMS Energy Corp.	89,686	5,269,053
Dominion Energy, Inc.	163,455	11,799,816
NiSource, Inc.	195,292	4,876,441
WEC Energy Group, Inc.	126,571	11,154,702
		49,560,379
Multiline Retail 1.2%
Target Corp.	97,452	9,060,112

Oil, Gas & Consumable Fuels 4.0%
Chevron Corp.	92,016	6,667,479
Enterprise Products Partners, L.P.	462,810	6,618,183
Exxon Mobil Corp.	173,550	6,589,694
Magellan Midstream Partners, L.P.	148,297	5,411,358
Phillips 66	107,885	5,788,030
		31,074,744
Pharmaceuticals 7.3%
Eli Lilly & Co.	31,306	4,342,769
Johnson & Johnson	142,870	18,734,543
Merck & Co., Inc.	223,463	17,193,243
Pfizer, Inc.	511,614	16,699,081
		56,969,636
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	69,109	6,195,622
Broadcom, Inc.	19,750	4,682,725
Intel Corp.	157,828	8,541,651
KLA Corp.	40,378	5,803,934
Microchip Technology, Inc.	64,062	4,343,404
Texas Instruments, Inc.	114,535	11,445,482
		41,012,818
Software 2.2%
Microsoft Corp.	109,487	17,267,195

Specialty Retail 0.9%
Home Depot, Inc.	36,495	6,813,981

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	20,965	5,331,190

Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	368,065	2,896,672

Tobacco 3.8%
Altria Group, Inc.	297,922	11,520,644
British American Tobacco PLC, Sponsored ADR	239,553	8,190,317
Philip Morris International, Inc.	137,442	10,027,768
		29,738,729
Trading Companies & Distributors 0.8%
Watsco, Inc.	37,272	5,890,094

Total Common Stocks (Cost $845,253,146)		758,139,420

Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 0.09% (a)	23,411,945	23,411,945
Total Short-Term Investment (Cost $23,411,945)		23,411,945
Total Investments (Cost $868,665,091)	99.8%	781,551,365
Other Assets, Less Liabilities	0.2	1,552,676
Net Assets	100.0%	$783,104,041

†	Percentages indicated are based on Portfolio net assets.
(a)	Current yield as of March 31, 2020.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Oter Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$758,139,420	$—	$—	$758,139,420
Short-Term Investment
Affiliated Investment Company	23,411,945	—	—	23,411,945
Total Investments in Securities	$781,551,365	$—	$—	$781,551,365

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 93.9% †
Aerospace & Defense 1.9%
Boeing Co.	48,484	$7,230,904
General Dynamics Corp.	21,220	2,807,618
Howmet Aerospace, Inc.	35,133	564,236
Huntington Ingalls Industries, Inc.	3,749	683,105
L3Harris Technologies, Inc.	19,808	3,567,817
Lockheed Martin Corp.	22,539	7,639,594
Northrop Grumman Corp.	14,271	4,317,691
Raytheon Co.	25,258	3,312,587
Textron, Inc.	20,872	556,656
TransDigm Group, Inc.	4,502	1,441,495
United Technologies Corp.	73,962	6,976,836
		39,098,539
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	12,278	812,804
Expeditors International of Washington, Inc.	15,484	1,033,093
FedEx Corp.	21,767	2,639,466
United Parcel Service, Inc., Class B	63,870	5,966,735
		10,452,098
Airlines 0.2%
Alaska Air Group, Inc.	11,181	318,323
American Airlines Group, Inc.	35,943	438,145
Delta Air Lines, Inc.	52,484	1,497,369
Southwest Airlines Co.	43,171	1,537,319
United Airlines Holdings, Inc. (a)	20,039	632,231
		4,423,387
Auto Components 0.1%
Aptiv PLC	23,236	1,144,141
BorgWarner, Inc.	18,730	456,450
		1,600,591
Automobiles 0.2%
Ford Motor Co.	355,439	1,716,770
General Motors Co.	113,952	2,367,923
Harley-Davidson, Inc.	14,215	269,090
		4,353,783
Banks 3.8%
Bank of America Corp.	717,421	15,230,848
Citigroup, Inc.	192,375	8,102,835
Citizens Financial Group, Inc.	39,623	745,309
Comerica, Inc.	13,139	385,498
Fifth Third Bancorp	64,682	960,528
First Republic Bank	15,619	1,285,131
Huntington Bancshares, Inc.	94,128	772,791
JPMorgan Chase & Co.	280,731	25,274,212
KeyCorp	89,774	930,956
M&T Bank Corp.	12,027	1,243,953
People’s United Financial, Inc.	39,612	437,713
PNC Financial Services Group, Inc.	39,153	3,747,725
Regions Financial Corp.	87,922	788,660
SVB Financial Group (a)	4,675	706,299
Truist Financial Corp.	121,630	3,751,069
U.S. Bancorp	126,528	4,358,890
Wells Fargo & Co.	340,725	9,778,807
Zions Bancorp., N.A.	15,062	403,059
		78,904,283
Beverages 1.8%
Brown-Forman Corp., Class B	16,508	916,359
Coca-Cola Co.	352,886	15,615,206
Constellation Brands, Inc., Class A	15,168	2,174,484
Molson Coors Beverage Co., Class B	17,037	664,613
Monster Beverage Corp. (a)	35,087	1,973,995
PepsiCo., Inc.	126,809	15,229,761
		36,574,418
Biotechnology 2.3%
AbbVie, Inc.	134,094	10,216,622
Alexion Pharmaceuticals, Inc. (a)	20,337	1,826,059
Amgen, Inc.	54,016	10,950,664
Biogen, Inc. (a)	15,896	5,029,176
Gilead Sciences, Inc.	114,862	8,587,083
Incyte Corp. (a)	16,190	1,185,594
Regeneron Pharmaceuticals, Inc. (a)	7,248	3,539,126
Vertex Pharmaceuticals, Inc. (a)	23,678	5,634,180
		46,968,504
Building Products 0.3%
A.O. Smith Corp.	12,548	474,440
Allegion PLC	8,469	779,317
Fortune Brands Home & Security, Inc.	12,687	548,713
Johnson Controls International PLC	70,311	1,895,584
Masco Corp.	25,894	895,156
Trane Technologies PLC	21,910	1,809,547
		6,402,757
Capital Markets 2.5%
Ameriprise Financial, Inc.	11,255	1,153,412
Bank of New York Mellon Corp.	73,553	2,477,265
BlackRock, Inc.	10,655	4,687,880
Cboe Global Markets, Inc.	10,129	904,013
Charles Schwab Corp.	103,933	3,494,228
CME Group, Inc.	32,663	5,647,759
E*TRADE Financial Corp.	20,569	705,928
Franklin Resources, Inc.	25,581	426,947
Goldman Sachs Group, Inc.	28,412	4,392,211
Intercontinental Exchange, Inc.	50,828	4,104,361
Invesco, Ltd.	33,923	308,021
MarketAxess Holdings, Inc.	3,425	1,139,052
Moody’s Corp.	14,757	3,121,106
Morgan Stanley	105,762	3,595,908
MSCI, Inc.	7,682	2,219,791
Nasdaq, Inc.	10,455	992,702
Northern Trust Corp.	19,312	1,457,284
Raymond James Financial, Inc.	11,207	708,282
S&P Global, Inc.	22,339	5,474,172
State Street Corp.	32,360	1,723,817
T. Rowe Price Group, Inc.	21,556	2,104,944
		50,839,083
Chemicals 1.6%
Air Products & Chemicals, Inc.	19,985	3,989,206
Albemarle Corp.	9,613	541,885
Celanese Corp.	11,017	808,538
CF Industries Holdings, Inc.	19,802	538,614
Corteva, Inc. (a)	67,922	1,596,167
Dow, Inc. (a)	67,407	1,970,981
DuPont de Nemours, Inc.	67,613	2,305,603
Eastman Chemical Co.	12,425	578,756
Ecolab, Inc.	22,706	3,538,276
FMC Corp.	11,830	966,393
International Flavors & Fragrances, Inc.	9,684	988,543
Linde PLC	49,030	8,482,190
LyondellBasell Industries N.V., Class A	23,412	1,161,938
Mosaic Co.	32,197	348,371
PPG Industries, Inc.	21,431	1,791,632
Sherwin-Williams Co.	7,447	3,422,045
		33,029,138
Commercial Services & Supplies 0.4%
Cintas Corp.	7,641	1,323,574
Copart, Inc. (a)	18,644	1,277,487
Republic Services, Inc.	19,200	1,441,152
Rollins, Inc.	12,772	461,580
Waste Management, Inc.	35,398	3,276,439
		7,780,232
Communications Equipment 0.9%
Arista Networks, Inc. (a)	4,936	999,787
Cisco Systems, Inc.	385,033	15,135,647
F5 Networks, Inc. (a)	5,453	581,453
Juniper Networks, Inc.	30,507	583,904
Motorola Solutions, Inc.	15,616	2,075,679
		19,376,470
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	12,151	963,210
Quanta Services, Inc.	12,896	409,190
		1,372,400
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,663	1,071,609
Vulcan Materials Co.	11,998	1,296,624
		2,368,233
Consumer Finance 0.4%
American Express Co.	61,157	5,235,651
Capital One Financial Corp.	41,774	2,106,245
Discover Financial Services	28,571	1,019,128
Synchrony Financial	51,357	826,334
		9,187,358
Containers & Packaging 0.3%
Amcor PLC (a)	147,337	1,196,376
Avery Dennison Corp.	7,636	777,879
Ball Corp.	29,816	1,927,903
International Paper Co.	35,629	1,109,131
Packaging Corp. of America	8,585	745,436
Sealed Air Corp.	14,015	346,311
WestRock Co.	23,340	659,588
		6,762,624
Distributors 0.1%
Genuine Parts Co.	13,249	892,055
LKQ Corp. (a)	27,953	573,316
		1,465,371
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	18,204	256,312

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	177,842	32,514,853

Diversified Telecommunication Services 1.9%
AT&T, Inc.	655,065	19,095,145
CenturyLink, Inc.	89,036	842,281
Verizon Communications, Inc.	375,977	20,201,244
		40,138,670
Electric Utilities 2.1%
Alliant Energy Corp.	22,378	1,080,634
American Electric Power Co., Inc.	44,786	3,581,984
Duke Energy Corp.	66,941	5,414,188
Edison International	33,112	1,814,207
Entergy Corp.	18,033	1,694,561
Evergy, Inc.	20,772	1,143,499
Eversource Energy	30,133	2,356,702
Exelon Corp.	88,119	3,243,660
FirstEnergy Corp.	48,975	1,962,428
NextEra Energy, Inc.	44,328	10,666,203
NRG Energy, Inc.	22,945	625,481
Pinnacle West Capital Corp.	10,185	771,921
PPL Corp.	68,896	1,700,353
Southern Co.	95,587	5,175,080
Xcel Energy, Inc.	47,558	2,867,748
		44,098,649
Electrical Equipment 0.4%
AMETEK, Inc.	20,710	1,491,534
Eaton Corp. PLC	37,680	2,927,359
Emerson Electric Co.	55,787	2,658,251
Rockwell Automation, Inc.	10,612	1,601,457
		8,678,601
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	27,224	1,984,085
CDW Corp.	13,149	1,226,407
Corning, Inc.	70,101	1,439,875
FLIR Systems, Inc.	12,299	392,215
IPG Photonics Corp. (a)	3,233	356,535
Keysight Technologies, Inc. (a)	17,013	1,423,648
TE Connectivity, Ltd.	30,468	1,918,875
Zebra Technologies Corp., Class A (a)	4,902	900,007
		9,641,647
Energy Equipment & Services 0.2%
Baker Hughes Co.	58,839	617,810
Halliburton Co.	79,444	544,191
Helmerich & Payne, Inc.	9,925	155,326
National Oilwell Varco, Inc.	34,999	344,040
Schlumberger, Ltd.	125,434	1,692,105
TechnipFMC PLC	38,065	256,558
		3,610,030
Entertainment 1.9%
Activision Blizzard, Inc.	69,566	4,137,786
Electronic Arts, Inc. (a)	26,728	2,677,344
Live Nation Entertainment, Inc. (a)	12,810	582,342
Netflix, Inc. (a)	39,710	14,911,105
Take-Two Interactive Software, Inc. (a)	10,265	1,217,532
Walt Disney Co.	163,853	15,828,200
		39,354,309
Equity Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, Inc.	11,149	1,528,082
American Tower Corp.	40,372	8,791,003
Apartment Investment & Management Co., Class A	13,503	474,630
AvalonBay Communities, Inc.	12,845	1,890,399
Boston Properties, Inc.	13,106	1,208,766
Crown Castle International Corp.	37,707	5,444,891
Digital Realty Trust, Inc.	21,702	3,014,625
Duke Realty Corp.	33,502	1,084,795
Equinix, Inc.	7,772	4,854,158
Equity Residential	31,617	1,951,085
Essex Property Trust, Inc.	6,023	1,326,505
Extra Space Storage, Inc.	11,804	1,130,351
Federal Realty Investment Trust	6,402	477,653
Healthpeak Properties, Inc.	46,157	1,100,844
Host Hotels & Resorts, Inc.	66,200	730,848
Iron Mountain, Inc.	26,040	619,752
Kimco Realty Corp.	39,436	381,346
Mid-America Apartment Communities, Inc.	10,343	1,065,639
Prologis, Inc.	67,125	5,394,836
Public Storage	13,619	2,704,870
Realty Income Corp.	32,601	1,625,486
Regency Centers Corp.	15,197	584,021
SBA Communications Corp.	10,259	2,769,622
Simon Property Group, Inc.	27,936	1,532,569
SL Green Realty Corp.	7,117	306,743
UDR, Inc.	26,559	970,466
Ventas, Inc.	33,792	905,626
Vornado Realty Trust	14,364	520,120
Welltower, Inc.	37,474	1,715,560
Weyerhaeuser Co.	67,562	1,145,176
		57,250,467
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	40,267	11,481,330
Kroger Co.	72,449	2,182,164
Sysco Corp.	46,543	2,123,757
Walgreens Boots Alliance, Inc.	68,806	3,147,875
Walmart, Inc.	128,983	14,655,048
		33,590,174
Food Products 1.2%
Archer-Daniels-Midland Co.	50,515	1,777,118
Campbell Soup Co.	15,295	706,017
Conagra Brands, Inc.	44,133	1,294,862
General Mills, Inc.	55,087	2,906,941
Hershey Co.	13,511	1,790,208
Hormel Foods Corp.	25,183	1,174,535
J.M. Smucker Co.	10,344	1,148,184
Kellogg Co.	22,553	1,352,954
Kraft Heinz Co.	56,431	1,396,103
Lamb Weston Holdings, Inc.	13,212	754,405
McCormick & Co., Inc.	11,263	1,590,448
Mondelez International, Inc., Class A	130,798	6,550,364
Tyson Foods, Inc., Class A	26,726	1,546,634
		23,988,773
Gas Utilities 0.1%
Atmos Energy Corp.	11,166	1,108,002

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	161,186	12,719,187
ABIOMED, Inc. (a)	4,115	597,333
Align Technology, Inc. (a)	6,592	1,146,678
Baxter International, Inc.	46,306	3,759,584
Becton Dickinson & Co.	24,651	5,664,060
Boston Scientific Corp. (a)	126,338	4,122,409
Cooper Cos., Inc.	4,497	1,239,688
Danaher Corp.	56,590	7,832,622
DENTSPLY SIRONA, Inc.	20,333	789,530
Edwards Lifesciences Corp. (a)	18,862	3,557,751
Hologic, Inc. (a)	24,046	844,015
IDEXX Laboratories, Inc. (a)	7,808	1,891,410
Intuitive Surgical, Inc. (a)	10,453	5,176,430
Medtronic PLC	121,684	10,973,463
ResMed, Inc.	13,207	1,945,259
STERIS PLC	7,707	1,078,749
Stryker Corp.	29,347	4,885,982
Teleflex, Inc.	4,193	1,227,962
Varian Medical Systems, Inc. (a)	8,259	847,869
Zimmer Biomet Holdings, Inc.	18,747	1,894,947
		72,194,928
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	13,793	1,220,681
Anthem, Inc.	23,202	5,267,782
Cardinal Health, Inc.	26,659	1,278,033
Centene Corp. (a)	52,934	3,144,809
Cigna Corp. (a)	33,948	6,014,907
CVS Health Corp.	117,951	6,998,033
DaVita, Inc. (a)	8,222	625,365
HCA Healthcare, Inc.	24,122	2,167,362
Henry Schein, Inc. (a)	13,095	661,559
Humana, Inc.	12,070	3,790,221
Laboratory Corp. of America Holdings (a)	8,861	1,119,942
McKesson Corp.	14,659	1,982,776
Quest Diagnostics, Inc.	12,214	980,784
UnitedHealth Group, Inc.	86,128	21,478,601
Universal Health Services, Inc., Class B	7,368	730,021
		57,460,876
Health Care Technology 0.1%
Cerner Corp.	28,877	1,818,962

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	36,316	478,282
Chipotle Mexican Grill, Inc. (a)	2,313	1,513,627
Darden Restaurants, Inc.	11,139	606,630
Hilton Worldwide Holdings, Inc.	25,718	1,754,996
Las Vegas Sands Corp.	30,702	1,303,914
Marriott International, Inc., Class A	24,794	1,854,839
McDonald’s Corp.	68,463	11,320,357
MGM Resorts International	44,971	530,658
Norwegian Cruise Line Holdings, Ltd. (a)	19,554	214,312
Royal Caribbean Cruises, Ltd.	15,585	501,369
Starbucks Corp.	107,363	7,058,044
Wynn Resorts, Ltd.	8,784	528,709
Yum! Brands, Inc.	27,598	1,891,291
		29,557,028
Household Durables 0.3%
D.R. Horton, Inc.	30,523	1,037,782
Garmin, Ltd.	13,103	982,201
Leggett & Platt, Inc.	11,923	318,106
Lennar Corp., Class A	25,794	985,331
Mohawk Industries, Inc. (a)	5,432	414,136
Newell Brands, Inc.	34,561	458,970
NVR, Inc. (a)	317	814,408
PulteGroup, Inc.	23,378	521,797
Whirlpool Corp.	5,762	494,379
		6,027,110
Household Products 1.8%
Church & Dwight Co., Inc.	22,410	1,438,274
Clorox Co.	11,405	1,975,916
Colgate-Palmolive Co.	77,818	5,164,002
Kimberly-Clark Corp.	31,218	3,991,846
Procter & Gamble Co.	225,523	24,807,530
		37,377,568
Independent Power & Renewable Electricity Producers 0.0% ‡
AES Corp.	60,209	818,842

Industrial Conglomerates 1.2%
3M Co.	52,176	7,122,546
General Electric Co.	791,515	6,284,629
Honeywell International, Inc.	64,958	8,690,731
Roper Technologies, Inc.	9,691	3,021,750
		25,119,656
Insurance 1.9%
Aflac, Inc.	65,985	2,259,326
Allstate Corp.	28,943	2,654,941
American International Group, Inc.	78,897	1,913,252
Aon PLC	21,390	3,530,206
Arthur J. Gallagher & Co.	17,191	1,401,238
Assurant, Inc.	5,544	577,075
Chubb, Ltd.	41,335	4,616,706
Cincinnati Financial Corp.	13,777	1,039,475
Everest Re Group, Ltd.	3,695	710,992
Globe Life, Inc.	9,103	655,143
Hartford Financial Services Group, Inc.	32,794	1,155,661
Lincoln National Corp.	18,157	477,892
Loews Corp.	22,602	787,228
Marsh & McLennan Cos., Inc.	45,921	3,970,330
MetLife, Inc.	71,247	2,178,021
Principal Financial Group, Inc.	23,516	736,991
Progressive Corp.	53,026	3,915,440
Prudential Financial, Inc.	36,460	1,901,024
Travelers Cos., Inc.	23,616	2,346,250
Unum Group	18,922	284,019
Willis Towers Watson PLC	11,699	1,987,075
WR Berkley Corp.	13,125	684,731
		39,783,016
Interactive Media & Services 4.9%
Alphabet, Inc. (a)
Class C	27,172	31,595,873
Class A	27,239	31,650,356
Facebook, Inc., Class A (a)	218,768	36,490,502
Twitter, Inc. (a)	70,110	1,721,902
		101,458,633
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc. (a)	37,860	73,816,399
Booking Holdings, Inc. (a)	3,805	5,118,942
eBay, Inc.	69,700	2,095,182
Expedia Group, Inc.	12,684	713,729
		81,744,252
IT Services 5.2%
Accenture PLC, Class A	57,786	9,434,142
Akamai Technologies, Inc. (a)	14,730	1,347,648
Alliance Data Systems Corp.	3,871	130,259
Automatic Data Processing, Inc.	39,357	5,379,315
Broadridge Financial Solutions, Inc.	10,449	990,879
Cognizant Technology Solutions Corp., Class A	50,090	2,327,682
DXC Technology Co.	23,759	310,055
Fidelity National Information Services, Inc.	55,637	6,767,685
Fiserv, Inc. (a)	51,771	4,917,727
FleetCor Technologies, Inc. (a)	7,852	1,464,712
Gartner, Inc. (a)	8,175	813,985
Global Payments, Inc.	27,193	3,922,046
International Business Machines Corp.	80,345	8,912,671
Jack Henry & Associates, Inc.	6,984	1,084,196
Leidos Holdings, Inc.	12,128	1,111,531
Mastercard, Inc., Class A	80,702	19,494,375
Paychex, Inc.	29,007	1,825,121
PayPal Holdings, Inc. (a)	106,720	10,217,373
VeriSign, Inc. (a)	9,447	1,701,310
Visa, Inc., Class A	155,620	25,073,494
Western Union Co.	38,445	697,008
		107,923,214
Leisure Products 0.0% ‡
Hasbro, Inc.	11,598	829,837

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	28,067	2,010,158
Illumina, Inc. (a)	13,333	3,641,509
IQVIA Holdings, Inc. (a)	16,523	1,782,171
Mettler-Toledo International, Inc. (a)	2,231	1,540,528
PerkinElmer, Inc.	10,074	758,371
Thermo Fisher Scientific, Inc.	36,549	10,365,296
Waters Corp. (a)	5,676	1,033,316
		21,131,349
Machinery 1.3%
Caterpillar, Inc.	50,372	5,845,167
Cummins, Inc.	13,724	1,857,132
Deere & Co.	28,557	3,945,435
Dover Corp.	13,191	1,107,252
Flowserve Corp.	11,897	284,219
Fortive Corp.	26,779	1,477,933
IDEX Corp.	6,879	950,059
Illinois Tool Works, Inc.	26,698	3,794,320
Ingersoll Rand, Inc. (a)	31,435	779,588
PACCAR, Inc.	31,414	1,920,338
Parker-Hannifin Corp.	11,649	1,511,225
Pentair PLC	15,241	453,572
Snap-On, Inc.	5,007	544,862
Stanley Black & Decker, Inc.	14,066	1,406,600
Westinghouse Air Brake Technologies Corp.	16,517	794,963
Xylem, Inc.	16,328	1,063,442
		27,736,107
Media 1.2%
Charter Communications, Inc., Class A (a)	13,999	6,107,904
Comcast Corp., Class A	412,707	14,188,867
Discovery, Inc. (a)
Class A (b)	14,333	278,633
Class C	30,572	536,233
DISH Network Corp., Class A (a)	23,305	465,867
Fox Corp.
Class A	31,490	744,109
Class B (a)	14,727	336,954
Interpublic Group of Cos., Inc.	35,119	568,576
News Corp.
Class A	35,415	317,850
Class B	11,044	99,285
Omnicom Group, Inc.	19,728	1,083,067
ViacomCBS, Inc., Class B	48,821	683,982
		25,411,327
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	131,590	888,233
Newmont Corp.	74,361	3,367,066
Nucor Corp.	27,496	990,406
		5,245,705
Multi-Utilities 1.0%
Ameren Corp.	22,293	1,623,599
CenterPoint Energy, Inc.	45,549	703,732
CMS Energy Corp.	25,738	1,512,107
Consolidated Edison, Inc.	30,125	2,349,750
Dominion Energy, Inc.	76,530	5,524,701
DTE Energy Co.	17,509	1,662,830
NiSource, Inc.	34,910	871,703
Public Service Enterprise Group, Inc.	45,860	2,059,572
Sempra Energy	25,627	2,895,595
WEC Energy Group, Inc.	28,609	2,521,311
		21,724,900
Multiline Retail 0.5%
Dollar General Corp.	23,315	3,520,798
Dollar Tree, Inc. (a)	21,461	1,576,740
Kohl’s Corp.	14,432	210,563
Macy’s, Inc. (b)	28,017	137,563
Nordstrom, Inc. (b)	9,695	148,721
Target Corp.	46,340	4,308,230
		9,902,615
Oil, Gas & Consumable Fuels 2.3%
Apache Corp.	34,098	142,530
Cabot Oil & Gas Corp.	37,947	652,309
Chevron Corp.	172,180	12,476,163
Concho Resources, Inc.	18,237	781,455
ConocoPhillips	99,751	3,072,331
Devon Energy Corp.	35,273	243,736
Diamondback Energy, Inc.	14,788	387,446
EOG Resources, Inc.	52,637	1,890,721
Exxon Mobil Corp.	384,643	14,604,895
Hess Corp.	23,473	781,651
HollyFrontier Corp.	13,732	336,571
Kinder Morgan, Inc.	176,575	2,457,924
Marathon Oil Corp.	72,923	239,917
Marathon Petroleum Corp.	59,707	1,410,279
Noble Energy, Inc.	43,376	261,991
Occidental Petroleum Corp.	81,126	939,439
ONEOK, Inc.	37,455	816,893
Phillips 66	40,682	2,182,589
Pioneer Natural Resources Co.	15,160	1,063,474
Valero Energy Corp.	37,585	1,704,856
Williams Cos., Inc.	109,926	1,555,453
		48,002,623
Personal Products 0.2%
Coty, Inc., Class A	26,678	137,658
Estee Lauder Cos., Inc., Class A	20,285	3,232,212
		3,369,870
Pharmaceuticals 4.8%
Allergan PLC	29,752	5,269,079
Bristol-Myers Squibb Co.	206,167	11,491,749
Eli Lilly & Co.	77,054	10,688,931
Johnson & Johnson	240,765	31,571,514
Merck & Co., Inc.	231,451	17,807,840
Mylan N.V. (a)	46,788	697,609
Perrigo Co. PLC	12,340	593,431
Pfizer, Inc.	503,097	16,421,086
Zoetis, Inc.	43,312	5,097,389
		99,638,628
Professional Services 0.3%
Equifax, Inc.	10,964	1,309,650
IHS Markit, Ltd.	36,379	2,182,740
Nielsen Holdings PLC	32,258	404,515
Robert Half International, Inc.	10,513	396,866
Verisk Analytics, Inc.	14,829	2,066,866
		6,360,637
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	30,505	1,150,344

Road & Rail 0.9%
CSX Corp.	71,306	4,085,834
J.B. Hunt Transport Services, Inc.	7,747	714,506
Kansas City Southern	8,781	1,116,768
Norfolk Southern Corp.	23,890	3,487,940
Old Dominion Freight Line, Inc.	8,706	1,142,749
Union Pacific Corp.	63,273	8,924,024
		19,471,821
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. (a)	106,348	4,836,707
Analog Devices, Inc.	33,504	3,003,634
Applied Materials, Inc.	83,781	3,838,845
Broadcom, Inc.	36,481	8,649,645
Intel Corp.	390,598	21,139,164
KLA Corp.	14,444	2,076,180
Lam Research Corp.	13,108	3,145,920
Maxim Integrated Products, Inc.	24,604	1,196,000
Microchip Technology, Inc.	21,590	1,463,802
Micron Technology, Inc. (a)	100,111	4,210,669
NVIDIA Corp.	55,636	14,665,649
Qorvo, Inc. (a)	10,682	861,290
QUALCOMM, Inc.	103,572	7,006,646
Skyworks Solutions, Inc.	15,573	1,391,915
Texas Instruments, Inc.	84,676	8,461,673
Xilinx, Inc.	22,911	1,785,683
		87,733,422
Software 8.1%
Adobe, Inc. (a)	44,028	14,011,471
ANSYS, Inc. (a)	7,628	1,773,281
Autodesk, Inc. (a)	19,916	3,108,888
Cadence Design Systems, Inc. (a)	25,409	1,678,010
Citrix Systems, Inc.	10,464	1,481,179
Fortinet, Inc. (a)	12,872	1,302,260
Intuit, Inc.	23,588	5,425,240
Microsoft Corp.	693,522	109,375,355
NortonLifeLock, Inc.	50,444	943,807
Oracle Corp.	193,340	9,344,122
Paycom Software, Inc. (a)	4,459	900,763
salesforce.com, Inc. (a)	81,736	11,768,349
ServiceNow, Inc. (a)	16,992	4,869,567
Synopsys, Inc. (a)	13,630	1,755,408
		167,737,700
Specialty Retail 2.1%
Advance Auto Parts, Inc.	6,474	604,154
AutoZone, Inc. (a)	2,171	1,836,666
Best Buy Co., Inc.	21,037	1,199,109
CarMax, Inc. (a)	15,018	808,419
Gap, Inc. (b)	19,427	136,766
Home Depot, Inc.	99,327	18,545,344
L Brands, Inc.	21,057	243,419
Lowe’s Cos., Inc.	69,999	6,023,414
O’Reilly Automotive, Inc. (a)	6,940	2,089,287
Ross Stores, Inc.	33,076	2,876,620
Tiffany & Co.	9,860	1,276,870
TJX Cos., Inc.	109,646	5,242,175
Tractor Supply Co.	10,817	914,577
Ulta Beauty Inc. (a)	5,337	937,711
		42,734,531
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. (c)	379,694	96,552,387
Hewlett Packard Enterprise Co.	118,413	1,149,790
HP, Inc.	130,900	2,272,424
NetApp, Inc.	20,199	842,096
Seagate Technology PLC	21,071	1,028,265
Western Digital Corp.	26,847	1,117,372
Xerox Holdings Corp. (a)	17,260	326,905
		103,289,239
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings, Ltd. (a)	13,747	148,330
Hanesbrands, Inc.	32,791	258,065
NIKE, Inc., Class B	113,540	9,394,300
PVH Corp.	6,725	253,129
Ralph Lauren Corp.	4,533	302,940
Tapestry, Inc.	25,150	325,693
Under Armour, Inc. (a)
Class C	17,627	142,074
Class A	17,064	157,159
VF Corp.	29,613	1,601,471
		12,583,161
Tobacco 0.8%
Altria Group, Inc.	169,430	6,551,858
Philip Morris International, Inc.	141,810	10,346,458
		16,898,316
Trading Companies & Distributors 0.2%
Fastenal Co.	52,008	1,625,250
United Rentals, Inc. (a)	6,998	720,094
W.W. Grainger, Inc.	4,009	996,237
		3,341,581
Water Utilities 0.1%
American Water Works Co., Inc.	16,384	1,958,871

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (a)	28,674	2,405,749

Total Common Stocks(d) (Cost $914,585,399)		1,945,132,174

Short-Term Investments 6.5%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.09% (e)	6,785,173	6,785,173
Total Affiliated Investment Company (Cost $6,785,173)		6,785,173

	Principal Amount
U.S. Government & Federal Agencies 6.2%
United States Treasury Bills 6.2% (f)
(zero coupon), due 4/30/20	1,600,000	1,600,063
1.50%, due 4/30/20 (c)	$200,000	199,763
1.52%, due 4/30/20 (c)	100,000	99,880
1.536%, due 4/30/20 (c)	3,000,000	2,996,354
1.57%, due 4/30/20 (c)	100,000	99,876
0.043%, due 7/2/20	6,700,000	6,698,288
0.101%, due 7/2/20	56,800,000	56,785,484
0.123%, due 7/2/20	3,900,000	3,899,003
0.259%, due 7/2/20	300,000	299,923
0.404%, due 7/2/20	41,400,000	41,389,420
0.521%, due 7/2/20	2,900,000	2,899,259
0.646%, due 7/2/20	1,600,000	1,599,591
0.004%, due 7/30/20 (c)	1,000,000	999,707
0.388%, due 7/30/20 (c)	1,000,000	999,708
0.562%, due 7/30/20 (c)	500,000	499,854
0.077%, due 7/30/20 (c)	6,300,000	6,298,157
Total U.S. Government & Federal Agencies (Cost $127,351,109)		127,364,330

	Shares
Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56% (e)(g)	304,505	304,505
Total Unaffiliated Investment Company (Cost $304,505)		304,505
Total Short-Term Investments (Cost $134,440,787)		134,454,008
Total Investments (Cost $1,049,026,186)	100.4%	2,079,586,182
Other Assets, Less Liabilities	(0.4)	(7,445,835)
Net Assets	100.0%	$2,072,140,347

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $706,877; the total market value of collateral held by the Portfolio was $767,448. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $462,943.
(c)	Represents a security which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.2% of the Portfolio’s net assets.
(e)	Current yield as of March 31, 2020.
(f)	Interest rate shown represents yield to maturity.
(g)	Represents a security purchased with cash collateral received for securities on loan.

As of March 31, 2020, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 Index Mini	976	June 2020	$118,031,137	$125,401,360	$7,370,223

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,945,132,174	$—	$—	$1,945,132,174
Short-Term Investments
Affiliated Investment Company	6,785,173	—	—	6,785,173
U.S. Government & Federal Agencies	—	127,364,330	—	127,364,330
Unaffiliated Investment Company	304,505	—	—	304,505
Total Short-Term Investments	7,089,678	127,364,330	—	134,454,008
Total Investments in Securities	1,952,221,852	127,364,330	—	2,079,586,182
Other Financial Instruments Futures Contracts (b)	7,370,223	—	—	7,370,223
Total Investments in Securities and Other Financial Instruments	$1,959,592,075	$127,364,330	$—	$2,086,956,405

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Small Cap Core Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.2% †
Aerospace & Defense 1.5%
AAR Corp.	31,000	$550,560
Aerojet Rocketdyne Holdings, Inc. (a)	1,200	51,920
Axon Enterprise, Inc. (a)	12,000	849,240
Ducommun, Inc. (a)	4,900	121,765
Maxar Technologies, Inc. (a)	1,100	12,039
Mercury Systems, Inc. (a)	11,200	799,008
Moog, Inc., Class A	23,100	1,167,243
Park Aerospace Corp.	8,800	108,298
Parsons Corp. (a)	1,100	35,156
Vectrus, Inc. (a)	27,300	1,130,493
		4,825,722
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A (a)	9,700	441,059

Auto Components 0.1%
LCI Industries	4,000	267,320

Automobiles 0.3%
Winnebago Industries, Inc.	31,100	864,891

Banks 7.3%
Amalgamated Bank, Class A	14,400	155,808
Bancorp, Inc. (a)	145,800	885,006
Bank of N.T. Butterfield & Son, Ltd.	63,300	1,077,999
BCB Bancorp, Inc.	33,900	361,035
Boston Private Financial Holdings, Inc.	109,000	779,350
Bridge Bancorp, Inc.	32,990	698,068
Cadence Bancorp	98,900	647,795
Capstar Financial Holdings, Inc.	13,200	130,548
Cathay General Bancorp	11,200	257,040
Central Pacific Financial Corp.	6,000	95,400
Century Bancorp, Inc., Class A	8,300	516,592
Civista Bancshares, Inc.	16,200	242,352
ConnectOne Bancorp, Inc.	100	1,344
Customers Bancorp, Inc. (a)	73,700	805,541
Dime Community Bancshares, Inc.	10,300	141,213
Eagle Bancorp, Inc.	31,400	948,594
Esquire Financial Holdings, Inc. (a)	700	10,535
Farmers National Banc Corp.	11,400	132,582
Financial Institutions, Inc.	46,400	841,696
First BanCorp	164,800	876,736
First Business Financial Services, Inc.	19,800	306,900
First Financial Corp.	1,200	40,464
First Financial Northwest, Inc.	13,900	139,556
First Foundation, Inc.	96,300	984,186
First Internet Bancorp	43,300	710,986
First Merchants Corp.	22,400	593,376
First Midwest Bancorp, Inc.	34,500	456,608
First Northwest Bancorp	12,600	136,962
First of Long Island Corp.	18,400	319,240
Flushing Financial Corp.	77,800	1,039,408
Franklin Financial Network, Inc.	3,000	61,170
Great Southern Bancorp, Inc.	1,200	48,480
Hancock Whitney Corp.	28,948	565,065
Hanmi Financial Corp.	17,300	187,705
HBT Financial, Inc.	4,200	44,226
Hilltop Holdings, Inc.	47,900	724,248
Horizon Bancorp, Inc.	1,400	13,804
International Bancshares Corp.	6,700	180,096
Investar Holding Corp.	900	11,493
Investors Bancorp, Inc.	164,700	1,315,953
Lakeland Bancorp, Inc.	39,300	424,833
LCNB Corp.	2,600	32,760
Level One Bancorp, Inc.	495	8,910
Macatawa Bank Corp.	2,600	18,198
Mercantile Bank Corp.	600	12,180
Metrocity Bankshares, Inc.	800	9,193
Metropolitan Bank Holding Corp. (a)	23,200	624,776
MidWestOne Financial Group, Inc.	13,700	286,878
Northeast Bank (a)	6,400	74,624
Northrim BanCorp, Inc.	900	24,300
OFG Bancorp	35,200	393,536
Orrstown Financial Services, Inc.	12,700	174,879
Pacific Premier Bancorp, Inc.	2,800	52,752
PCB Bancorp	15,500	151,590
Peapack-Gladstone Financial Corp.	40,300	723,385
Preferred Bank / Los Angeles CA	2,300	77,786
QCR Holdings, Inc.	9,200	249,044
RBB Bancorp	50,000	686,000
Republic Bancorp, Inc., Class A	12,400	409,572
SB One Bancorp	1,600	27,200
Sierra Bancorp	500	8,790
SmartFinancial, Inc.	23,000	349,830
South Plains Financial, Inc.	14,100	218,409
UMB Financial Corp.	20,600	955,428
WesBanco, Inc.	27,800	658,860
West Bancorp., Inc.	4,100	67,035
		24,205,908
Beverages 1.0%
Boston Beer Co., Inc., Class A (a)	5,000	1,837,800
Coca-Cola Consolidated, Inc.	6,500	1,355,445
		3,193,245
Biotechnology 9.0%
ACADIA Pharmaceuticals, Inc. (a)	30,700	1,297,075
Acceleron Pharma, Inc. (a)	13,702	1,231,399
Aimmune Therapeutics, Inc. (a)(b)	3,300	47,586
Allakos, Inc. (a)(b)	7,600	338,124
Amicus Therapeutics, Inc. (a)	119,940	1,108,246
Apellis Pharmaceuticals, Inc. (a)	18,200	487,578
Arena Pharmaceuticals, Inc. (a)	18,683	784,686
Arrowhead Pharmaceuticals, Inc. (a)	26,400	759,528
Atara Biotherapeutics, Inc. (a)	40,200	342,102
Biohaven Pharmaceutical Holding Co., Ltd. (a)	13,600	462,808
Blueprint Medicines Corp. (a)	18,400	1,076,032
ChemoCentryx, Inc. (a)	14,300	574,574
Coherus Biosciences, Inc. (a)	12,300	199,506
Denali Therapeutics, Inc. (a)	9,200	161,092
Editas Medicine, Inc. (a)	31,300	620,679
Emergent BioSolutions, Inc. (a)	14,192	821,149
Enanta Pharmaceuticals, Inc. (a)	11,200	576,016
Epizyme, Inc. (a)	27,400	424,974
Esperion Therapeutics, Inc. (a)(b)	6,700	211,251
Fate Therapeutics, Inc. (a)	11,000	244,310
FibroGen, Inc. (a)	27,819	966,710
Forty Seven, Inc. (a)	6,800	648,856
Global Blood Therapeutics, Inc. (a)	18,400	940,056
Halozyme Therapeutics, Inc. (a)	53,100	955,269
Heron Therapeutics, Inc. (a)	35,400	415,596
Immunomedics, Inc. (a)	59,400	800,712
Insmed, Inc. (a)	36,690	588,141
Intercept Pharmaceuticals, Inc. (a)	9,200	579,232
Invitae Corp. (a)(b)	7,800	106,626
Iovance Biotherapeutics, Inc. (a)	35,100	1,050,718
Ironwood Pharmaceuticals, Inc. (a)(b)	53,852	543,367
Kodiak Sciences, Inc. (a)	8,500	405,450
Ligand Pharmaceuticals, Inc. (a)(b)	7,527	547,363
Madrigal Pharmaceuticals, Inc. (a)	5,700	380,532
Mirati Therapeutics, Inc. (a)	8,700	668,769
Momenta Pharmaceuticals, Inc. (a)	29,669	806,997
Myriad Genetics, Inc. (a)	27,110	387,944
Natera, Inc. (a)	22,100	659,906
Portola Pharmaceuticals, Inc. (a)	49,842	355,373
Principia Biopharma, Inc. (a)	3,600	213,768
Prothena Corp. PLC (a)	34,207	366,015
PTC Therapeutics, Inc. (a)	22,900	1,021,569
Ra Pharmaceuticals, Inc. (a)	12,300	590,523
Radius Health, Inc. (a)	28,133	365,729
REGENXBIO, Inc. (a)	15,500	501,890
Retrophin, Inc. (a)	33,100	482,929
Sangamo Therapeutics, Inc. (a)	68,100	433,797
Turning Point Therapeutics, Inc. (a)	10,100	451,066
Ultragenyx Pharmaceutical, Inc. (a)	19,244	855,011
Vanda Pharmaceuticals, Inc. (a)	31,500	326,340
Veracyte, Inc. (a)	8,000	194,480
Xencor, Inc. (a)	17,231	514,862
		29,894,311
Building Products 2.7%
Advanced Drainage Systems, Inc.	29,600	871,424
American Woodmark Corp. (a)	1,200	54,684
Builders FirstSource, Inc. (a)	79,700	974,731
Cornerstone Building Brands, Inc. (a)	49,000	223,440
CSW Industrials, Inc.	13,700	888,445
Insteel Industries, Inc.	9,200	121,900
JELD-WEN Holding, Inc. (a)	47,300	460,229
Masonite International Corp. (a)	23,500	1,115,075
Patrick Industries, Inc.	14,800	416,768
PGT Innovations, Inc. (a)	4,900	41,111
Quanex Building Products Corp.	5,700	57,456
Simpson Manufacturing Co., Inc.	18,700	1,159,026
Trex Co., Inc. (a)	14,600	1,170,044
Universal Forest Products, Inc.	39,900	1,483,881
		9,038,214
Capital Markets 2.4%
Ares Management Corp., Class A	40,500	1,252,665
Artisan Partners Asset Management, Inc., Class A	54,400	1,169,056
B. Riley Financial, Inc.	6,800	125,256
Brightsphere Investment Group, Inc. (a)	130,400	833,256
Cohen & Steers, Inc.	8,600	390,870
Federated Hermes, Inc.	50,300	958,215
GAMCO Investors, Inc., Class A	4,700	51,653
Houlihan Lokey, Inc.	8,500	443,020
INTL FCStone, Inc. (a)	31,300	1,134,938
Oppenheimer Holdings, Inc., Class A	4,400	86,944
Stifel Financial Corp.	33,400	1,378,752
Waddell & Reed Financial, Inc., Class A	13,000	147,940
		7,972,565
Chemicals 0.7%
Advanced Emissions Solutions, Inc. (b)	13,400	88,038
AdvanSix, Inc. (a)	2,800	26,712
Hawkins, Inc.	3,000	106,800
Innospec, Inc.	4,600	319,654
Koppers Holdings, Inc. (a)	2,000	24,740
Omnova Solutions, Inc. (a)	700	7,098
Orion Engineered Carbons S.A.	79,900	596,054
PolyOne Corp.	21,500	407,855
Tredegar Corp.	41,300	645,519
		2,222,470
Commercial Services & Supplies 1.9%
ACCO Brands Corp.	138,200	697,910
Casella Waste Systems, Inc., Class A (a)	8,800	343,728
Herman Miller, Inc.	52,100	1,156,620
HNI Corp.	21,300	536,547
Kimball International, Inc., Class B	57,300	682,443
Knoll, Inc.	64,400	664,608
McGrath RentCorp.	23,600	1,236,168
Steelcase, Inc., Class A	96,200	949,494
		6,267,518
Communications Equipment 2.0%
ADTRAN, Inc.	102,000	783,360
Calix, Inc. (a)	49,900	353,292
Comtech Telecommunications Corp.	36,000	478,440
DASAN Zhone Solutions, Inc. (a)	10,100	42,319
Digi International, Inc. (a)	12,700	121,158
Extreme Networks, Inc. (a)	125,400	387,486
Infinera Corp. (a)	27,100	143,630
InterDigital, Inc.	1,200	55,762
Lumentum Holdings, Inc. (a)	15,800	1,164,460
NETGEAR, Inc. (a)	2,200	50,248
NetScout Systems, Inc. (a)	61,300	1,450,971
Plantronics, Inc.	7,900	79,474
Ribbon Communications, Inc. (a)	173,600	526,008
Viavi Solutions, Inc. (a)	93,800	1,051,498
		6,688,106
Construction & Engineering 1.8%
Arcosa, Inc.	39,900	1,585,626
Comfort Systems USA, Inc.	36,400	1,330,420
EMCOR Group, Inc.	29,100	1,784,412
Great Lakes Dredge & Dock Corp. (a)	31,200	258,960
IES Holdings, Inc. (a)	100	1,765
MasTec, Inc. (a)	3,800	124,374
MYR Group, Inc. (a)	24,900	652,131
Sterling Construction Co., Inc. (a)	16,100	152,950
Willscot Corp. (a)	6,100	61,793
		5,952,431
Construction Materials 0.1%
Forterra, Inc. (a)	28,600	171,028
Summit Materials, Inc., Class A (a)	16,300	244,500
		415,528
Consumer Finance 0.1%
Elevate Credit, Inc. (a)	18,600	19,344
Enova International, Inc. (a)	31,500	456,435
		475,779
Diversified Consumer Services 0.8%
Chegg, Inc. (a)	19,500	697,710
Collectors Universe, Inc.	7,200	112,824
K12, Inc. (a)	39,500	744,970
Select Interior Concepts, Inc., Class A (a)	79,000	163,530
WW International, Inc. (a)	48,300	816,753
		2,535,787
Diversified Financial Services 0.6%
Alerus Financial Corp.	1,800	29,736
Cannae Holdings, Inc. (a)	39,600	1,326,204
FGL Holdings	61,500	602,700
Marlin Business Services Corp.	4,500	50,265
		2,008,905
Diversified Telecommunication Services 1.0%
ATN International, Inc.	9,100	534,261
Bandwidth, Inc., Class A (a)	2,500	168,225
Cincinnati Bell, Inc. (a)	57,300	838,872
Cogent Communications Holdings, Inc.	13,100	1,073,807
Consolidated Communications Holdings, Inc.	13,000	59,150
IDT Corp., Class B (a)	124,700	675,874
Iridium Communications Inc (a)	4,400	99,961
Ooma, Inc. (a)	1,800	21,474
		3,471,624
Electric Utilities 0.8%
Portland General Electric Co.	41,300	1,979,922
Spark Energy, Inc., Class A (b)	80,600	505,362
		2,485,284
Electrical Equipment 2.1%
Allied Motion Technologies, Inc.	6,200	146,940
Atkore International Group, Inc. (a)	50,200	1,057,714
AZZ, Inc.	38,100	1,071,372
Bloom Energy Corp., Class A (a)(b)	2,300	12,029
Encore Wire Corp.	28,700	1,205,113
Generac Holdings, Inc. (a)	24,600	2,291,982
Plug Power, Inc. (a)(b)	39,800	140,892
Powell Industries, Inc.	32,500	834,275
Preformed Line Products Co.	2,600	129,558
Sunrun, Inc. (a)	19,800	199,980
TPI Composites, Inc. (a)	600	8,605
Vivint Solar, Inc. (a)	2,000	8,740
		7,107,200
Electronic Equipment, Instruments & Components 2.2%
Anixter International, Inc. (a)	9,500	834,765
Arlo Technologies, Inc. (a)	5,400	13,122
Bel Fuse, Inc., Class B	18,400	179,216
Benchmark Electronics, Inc.	36,300	725,637
ePlus, Inc. (a)	15,400	964,348
Fitbit, Inc., Class A (a)	6,600	43,956
II-VI, Inc. (a)	4,400	126,636
Itron, Inc. (a)	5,000	279,150
KEMET Corp.	1,900	46,773
Kimball Electronics, Inc. (a)	43,500	475,020
Methode Electronics, Inc.	15,200	401,736
Novanta, Inc. (a)	2,900	231,652
Plexus Corp. (a)	3,800	207,328
Rogers Corp. (a)	2,300	217,166
Sanmina Corp. (a)	56,874	1,551,523
ScanSource, Inc. (a)	13,400	286,626
Tech Data Corp. (a)	2,100	274,785
Vishay Intertechnology, Inc.	33,600	484,176
		7,343,615
Energy Equipment & Services 0.1%
Cactus, Inc., Class A	4,300	49,880
Matrix Service Co. (a)	33,500	317,245
ProPetro Holding Corp. (a)	44,300	110,750
		477,875
Entertainment 0.0% ‡
Glu Mobile, Inc. (a)	14,000	88,060
Marcus Corp.	1,900	23,408
		111,468
Equity Real Estate Investment Trusts 6.5%
Agree Realty Corp.	9,400	581,860
Alexander’s, Inc.	1,000	275,950
American Assets Trust, Inc.	14,000	350,000
American Finance Trust, Inc.	12,400	77,500
Armada Hoffler Properties, Inc.	1,800	19,260
BRT Apartments Corp.	300	3,075
Community Healthcare Trust, Inc.	15,100	578,028
CorEnergy Infrastructure Trust, Inc.	22,800	419,064
Corepoint Lodging, Inc.	16,300	63,896
Diversified Healthcare Trust	117,800	427,614
EastGroup Properties, Inc.	14,500	1,514,960
First Industrial Realty Trust, Inc.	50,500	1,678,115
Four Corners Property Trust, Inc.	45,500	851,305
GEO Group, Inc.	63,827	776,136
Global Medical REIT, Inc.	16,000	161,920
Healthcare Realty Trust, Inc.	10,900	304,437
Industrial Logistics Properties Trust	48,000	841,920
Innovative Industrial Properties, Inc.	1,400	106,302
Lexington Realty Trust	131,400	1,304,802
LTC Properties, Inc.	7,200	219,056
Monmouth Real Estate Investment Corp.	35,100	422,955
National Health Investors, Inc.	20,200	1,000,304
National Storage Affiliates Trust	6,400	189,440
New Senior Investment Group, Inc.	21,700	55,552
Physicians Realty Trust	60,900	848,946
Piedmont Office Realty Trust, Inc., Class A	58,300	1,029,578
PotlatchDeltic Corp.	25,500	800,445
PS Business Parks, Inc.	6,900	935,088
QTS Realty Trust, Inc., Class A	12,600	730,926
Retail Value, Inc.	15,980	195,755
Rexford Industrial Realty, Inc.	40,800	1,673,208
RLJ Lodging Trust	44,900	346,628
Ryman Hospitality Properties, Inc.	14,400	516,240
Sabra Health Care REIT, Inc.	76,000	829,920
Safehold, Inc.	700	44,261
STAG Industrial, Inc.	8,900	200,428
Sunstone Hotel Investors, Inc.	58,800	512,148
Terreno Realty Corp.	8,400	434,700
Uniti Group, Inc.	28,700	173,061
Universal Health Realty Income Trust	1,000	100,810
Urstadt Biddle Properties, Inc., Class A	2,900	40,890
		21,636,483
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	18,200	658,112
Natural Grocers by Vitamin Cottage, Inc.	9,200	78,292
Performance Food Group Co. (a)	27,300	674,856
PriceSmart, Inc.	1,200	63,060
Rite Aid Corp. (a)(b)	7,700	115,500
SpartanNash Co.	25,600	366,592
		1,956,412
Food Products 1.5%
Alico, Inc.	1,400	43,456
Darling Ingredients, Inc. (a)	82,400	1,579,608
Fresh Del Monte Produce, Inc.	33,100	913,891
Freshpet, Inc. (a)	6,500	415,155
John B. Sanfilippo & Son, Inc.	11,700	1,045,980
Seneca Foods Corp., Class A (a)	17,400	692,172
Simply Good Foods Co. (a)	11,400	219,564
		4,909,826
Health Care Equipment & Supplies 4.2%
Axonics Modulation Technologies, Inc. (a)	400	10,075
Cerus Corp. (a)	8,000	37,200
CONMED Corp.	16,500	944,955
Cryoport, Inc. (a)(b)	900	15,363
Cutera, Inc. (a)	13,200	172,392
Glaukos Corp. (a)	1,400	43,204
Globus Medical, Inc., Class A (a)	38,100	1,620,393
Haemonetics Corp. (a)	16,600	1,654,356
Integer Holdings Corp. (a)	22,400	1,408,064
Irhythm Technologies, Inc. (a)	4,500	366,075
Lantheus Holdings, Inc. (a)	23,300	297,308
Meridian Bioscience, Inc.	9,200	77,280
Natus Medical, Inc. (a)	18,900	437,157
Neogen Corp. (a)	4,400	294,756
Nevro Corp. (a)	7,000	699,860
Novocure, Ltd. (a)	19,600	1,319,864
NuVasive, Inc. (a)	30,700	1,555,262
Quidel Corp. (a)	21,000	2,054,010
Shockwave Medical, Inc. (a)	2,500	82,950
Silk Road Medical, Inc. (a)	200	6,296
Tactile Systems Technology, Inc. (a)	500	20,080
Tandem Diabetes Care, Inc. (a)	11,100	714,285
Varex Imaging Corp. (a)	9,100	206,661
Zynex, Inc. (a)	3,900	42,536
		14,080,382
Health Care Providers & Services 2.9%
Amedisys, Inc. (a)	13,400	2,459,436
AMN Healthcare Services, Inc. (a)	27,500	1,589,775
Corvel Corp. (a)	11,100	605,061
Cross Country Healthcare, Inc. (a)	15,700	105,818
Ensign Group, Inc.	7,300	274,553
Hanger, Inc. (a)	30,900	481,422
Magellan Health, Inc. (a)	11,400	548,454
National Healthcare Corp.	12,500	896,625
R1 RCM, Inc. (a)	6,100	55,449
RadNet, Inc. (a)	44,100	463,491
Select Medical Holdings Corp. (a)	79,700	1,195,500
Tenet Healthcare Corp. (a)	68,900	992,160
		9,667,744
Health Care Technology 2.5%
Computer Programs & Systems, Inc.	12,900	287,025
HealthStream, Inc. (a)	45,300	1,084,935
HMS Holdings Corp. (a)	50,000	1,263,500
Inovalon Holdings, Inc., Class A (a)	79,000	1,316,140
Inspire Medical Systems, Inc. (a)	1,300	78,364
Livongo Health, Inc. (a)	2,000	57,163
NextGen Healthcare, Inc. (a)	15,000	156,600
Omnicell, Inc. (a)	24,800	1,626,384
Phreesia, Inc. (a)	400	8,381
Tabula Rasa Healthcare, Inc. (a)(b)	2,200	115,038
Teladoc Health, Inc. (a)	15,400	2,387,154
		8,380,684
Hotels, Restaurants & Leisure 1.1%
BBX Capital Corp.	19,900	45,969
Biglari Holdings, Inc., Class B (a)	190	9,766
Bloomin’ Brands, Inc.	32,900	234,906
Century Casinos, Inc. (a)	11,700	28,197
Churchill Downs, Inc.	9,100	936,845
Cracker Barrel Old Country Store, Inc.	1,100	91,542
Denny’s Corp. (a)	23,900	183,552
Eldorado Resorts, Inc. (a)(b)	6,900	99,360
Everi Holdings, Inc. (a)	104,400	344,520
J. Alexander’s Holdings, Inc. (a)	31,200	119,496
RCI Hospitality Holdings, Inc.	17,600	175,472
Red Rock Resorts, Inc., Class A	15,700	134,235
Ruth’s Hospitality Group, Inc.	26,000	173,680
Shake Shack, Inc., Class A (a)	4,900	184,926
Texas Roadhouse, Inc.	18,700	772,310
Wingstop, Inc.	1,200	95,640
		3,630,416
Household Durables 1.7%
Bassett Furniture Industries, Inc.	3,200	17,440
Beazer Homes USA, Inc. (a)	103,300	665,252
Green Brick Partners, Inc. (a)	48,000	386,400
Helen of Troy, Ltd. (a)	1,700	244,851
Installed Building Products, Inc. (a)	24,100	960,867
KB Home	24,400	441,640
M/I Homes, Inc. (a)	24,000	396,720
Meritage Homes Corp. (a)	1,100	40,856
Skyline Champion Corp. (a)	12,000	188,160
Taylor Morrison Home Corp. (a)	50,300	553,300
TopBuild Corp. (a)	9,200	659,088
TRI Pointe Group, Inc. (a)	113,600	996,272
Universal Electronics, Inc. (a)	3,700	141,969
		5,692,815
Household Products 0.4%
Central Garden & Pet Co., Class A (a)	53,400	1,365,438

Independent Power & Renewable Electricity Producers 0.9%
Atlantic Power Corp. (a)	69,900	149,586
Clearway Energy, Inc.
Class A	31,400	539,138
Class C	25,400	477,520
Ormat Technologies, Inc.	18,600	1,258,476
Sunnova Energy International, Inc. (a)	3,200	32,224
TerraForm Power, Inc., Class A	37,300	588,221
		3,045,165
Insurance 2.1%
American Equity Investment Life Holding Co.	39,000	733,200
CNO Financial Group, Inc.	36,600	453,474
Crawford & Co.
Class A	29,600	213,120
Class B	1,700	10,863
Donegal Group, Inc., Class A	300	4,560
eHealth, Inc. (a)	4,300	605,526
Employers Holdings, Inc.	23,100	935,781
Enstar Group, Ltd. (a)	6,200	986,110
Genworth Financial, Inc., Class A (a)	333,800	1,108,216
Hallmark Financial Services, Inc. (a)	73,100	295,324
Horace Mann Educators Corp.	1,300	47,567
Kinsale Capital Group, Inc.	3,500	365,855
National General Holdings Corp.	17,900	296,245
Palomar Holdings, Inc. (a)	800	46,528
ProSight Global, Inc. (a)	1,100	10,725
Stewart Information Services Corp.	19,900	530,733
Third Point Reinsurance, Ltd. (a)	26,400	195,624
Tiptree, Inc.	13,100	68,382
Trupanion, Inc. (a)(b)	1,300	33,839
		6,941,672
Interactive Media & Services 0.6%
Cargurus, Inc. (a)	13,500	255,690
DHI Group, Inc. (a)	206,900	446,904
Eventbrite, Inc., Class A (a)	1,700	12,410
Meet Group, Inc. (a)	121,500	713,205
Travelzoo (a)	61,000	239,730
Yelp, Inc. (a)	25,200	454,356
		2,122,295
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc., Class A (a)	64,200	849,366
PetMed Express, Inc.	11,500	330,970
Realreal, Inc. (The) (a)	1,100	8,369
Stamps.com, Inc. (a)	11,900	1,547,952
Stitch Fix, Inc., Class A (a)(b)	1,100	13,970
		2,750,627
IT Services 1.6%
Brightcove, Inc. (a)	10,600	73,882
CSG Systems International, Inc.	28,900	1,209,465
Endurance International Group Holdings, Inc. (a)	239,200	461,656
Limelight Networks, Inc. (a)	62,200	354,540
ManTech International Corp., Class A	14,500	1,053,715
Perspecta, Inc.	21,100	384,864
Science Applications International Corp.	16,400	1,223,932
TTEC Holdings, Inc.	1,200	44,064
Unisys Corp. (a)	24,000	296,400
Verra Mobility Corp. (a)	15,300	109,242
		5,211,760
Leisure Products 0.8%
Acushnet Holdings Corp.	31,800	817,896
Malibu Boats, Inc., Class A (a)	35,700	1,027,803
Marine Products Corp.	900	7,272
MasterCraft Boat Holdings, Inc. (a)	90,700	662,110
Yeti Holdings, Inc. (a)	9,400	183,488
		2,698,569
Life Sciences Tools & Services 1.1%
Luminex Corp.	3,800	103,312
Medpace Holdings, Inc. (a)	19,100	1,401,558
NanoString Technologies, Inc. (a)	3,200	76,960
NeoGenomics, Inc. (a)	17,500	483,175
Repligen Corp. (a)	10,600	1,023,324
Syneos Health, Inc. (a)	10,000	394,200
		3,482,529
Machinery 1.9%
Blue Bird Corp. (a)	67,000	732,310
Commercial Vehicle Group, Inc. (a)	116,800	176,368
EnPro Industries, Inc.	300	12,305
Evoqua Water Technologies Corp. (a)	16,200	181,602
L.B. Foster Co., Class A (a)	43,300	535,188
Lydall, Inc. (a)	43,000	277,780
Meritor, Inc. (a)	71,000	940,750
Miller Industries, Inc.	13,300	376,124
Mueller Industries, Inc.	25,800	617,652
Navistar International Corp. (a)	56,400	930,036
Park-Ohio Holdings Corp.	15,000	284,100
Spartan Motors, Inc.	200	2,582
SPX Corp. (a)	38,400	1,253,376
Wabash National Corp.	2,900	20,938
		6,341,111
Marine 0.1%
Costamare, Inc.	80,300	362,956

Media 0.3%
Cardlytics, Inc. (a)	1,600	55,936
Cumulus Media, Inc., Class A (a)	35,200	190,784
Emerald Expositions Events, Inc.	20,400	52,836
Entravision Communications Corp., Class A	252,500	512,575
Lee Enterprises, Inc. (a)	6,600	6,488
Tribune Publishing Co.	19,500	158,145
		976,764
Metals & Mining 0.3%
Coeur Mining, Inc. (a)	6,800	21,828
Hecla Mining Co.	21,300	38,766
Novagold Resources, Inc. (a)	42,700	315,126
Olympic Steel, Inc.	6,100	63,135
Ryerson Holding Corp. (a)	37,500	199,500
Schnitzer Steel Industries, Inc., Class A	1,700	22,168
Warrior Met Coal, Inc.	2,900	29,515
Worthington Industries, Inc.	10,000	262,500
		952,538
Mortgage Real Estate Investment Trusts 0.2%
Ellington Financial, Inc.	65,200	372,292
Exantas Capital Corp.	21,300	58,788
PennyMac Mortgage Investment Trust	33,500	355,770
		786,850
Multiline Retail 0.0% ‡
Big Lots, Inc.	6,400	91,008

Oil, Gas & Consumable Fuels 1.8%
Amplify Energy Corp.	30,800	17,430
Arch Coal, Inc., Class A	4,100	118,490
Ardmore Shipping Corp.	27,800	145,950
CVR Energy, Inc.	19,400	320,682
Diamond S Shipping, Inc. (a)	89,100	1,052,271
Dorian LPG, Ltd. (a)	122,800	1,069,588
Hallador Energy Co.	43,200	40,992
International Seaways, Inc.	23,600	563,804
NACCO Industries, Inc., Class A	400	11,308
Nordic American Tankers, Ltd.	245,400	1,111,662
Par Pacific Holdings, Inc. (a)	18,900	134,190
Penn Virginia Corp. (a)	2,300	7,107
Talos Energy, Inc. (a)	13,000	74,750
Teekay Tankers, Ltd., Class A (a)	1,100	24,464
World Fuel Services Corp.	54,100	1,362,238
		6,054,926
Paper & Forest Products 0.5%
Boise Cascade Co.	45,300	1,077,234
Neenah, Inc.	300	12,939
Verso Corp., Class A (a)	58,400	658,752
		1,748,925
Personal Products 0.5%
LifeVantage Corp. (a)	27,500	283,250
Nature’s Sunshine Products, Inc. (a)	500	4,065
USANA Health Sciences, Inc. (a)	20,800	1,201,408
		1,488,723
Pharmaceuticals 2.7%
Amneal Pharmaceuticals, Inc. (a)	3,700	12,876
Amphastar Pharmaceuticals, Inc. (a)	900	13,356
ANI Pharmaceuticals, Inc. (a)	3,200	130,368
Arvinas Holding Co. LLC (a)	3,200	128,960
Axsome Therapeutics, Inc. (a)	4,500	264,735
BioDelivery Sciences International, Inc. (a)	253,200	959,628
Collegium Pharmaceutical, Inc. (a)	19,600	320,068
Corcept Therapeutics, Inc. (a)	114,100	1,356,649
Endo International PLC (a)	49,500	183,150
Innoviva, Inc. (a)	106,700	1,254,792
Lannett Co., Inc. (a)(b)	21,300	148,035
Mallinckrodt PLC (a)(b)	8,900	17,622
Pacira BioSciences, Inc. (a)	38,700	1,297,611
Phibro Animal Health Corp., Class A	47,500	1,148,075
Prestige Consumer Healthcare, Inc. (a)	19,900	729,932
Reata Pharmaceuticals, Inc., Class A (a)	3,900	562,926
Revance Therapeutics, Inc. (a)	4,500	66,600
SIGA Technologies, Inc. (a)	22,600	108,028
Supernus Pharmaceuticals, Inc. (a)	16,200	291,438
		8,994,849
Professional Services 0.3%
Barrett Business Services, Inc.	12,900	511,356
FTI Consulting, Inc. (a)	2,400	287,448
Insperity, Inc.	2,500	93,250
		892,054
Real Estate 0.1%
Redfin Corp. (a)	14,500	223,590

Real Estate Management & Development 1.0%
Altisource Portfolio Solutions S.A. (a)(b)	73,500	563,745
Forestar Group, Inc. (a)	41,800	432,630
Marcus & Millichap, Inc. (a)	19,600	531,160
Newmark Group, Inc., Class A	199,500	847,875
RE/MAX Holdings, Inc., Class A	5,400	117,413
RMR Group, Inc., Class A	34,600	933,162
		3,425,985
Road & Rail 0.3%
ArcBest Corp.	52,700	923,304
Universal Logistics Holdings, Inc.	2,400	31,440
		954,744
Semiconductors & Semiconductor Equipment 4.9%
Advanced Energy Industries, Inc. (a)	23,068	1,118,567
Alpha & Omega Semiconductor, Ltd. (a)	42,200	270,502
Amkor Technology, Inc. (a)	141,600	1,103,064
Axcelis Technologies, Inc. (a)	63,300	1,159,023
Cabot Microelectronics Corp.	400	45,656
Cirrus Logic, Inc. (a)	30,100	1,975,463
Cohu, Inc.	29,600	366,448
Enphase Energy, Inc. (a)	19,500	629,655
FormFactor, Inc. (a)	70,000	1,406,300
Ichor Holdings, Ltd. (a)	42,700	818,132
Inphi Corp. (a)	10,000	791,700
Lattice Semiconductor Corp. (a)	5,900	105,720
MACOM Technology Solutions Holdings, Inc. (a)	1,300	25,119
NeoPhotonics Corp. (a)	84,800	614,800
Photronics, Inc. (a)	109,900	1,127,574
Rambus, Inc. (a)	85,600	950,160
Smart Global Holdings, Inc. (a)	34,200	831,060
Synaptics, Inc. (a)	24,320	1,407,398
Ultra Clean Holdings, Inc. (a)	14,600	201,480
Veeco Instruments, Inc. (a)	57,800	553,146
Xperi Corp.	55,600	773,396
		16,274,363
Software 5.6%
8x8, Inc. (a)	14,300	198,198
A10 Networks, Inc. (a)	14,200	88,182
ACI Worldwide, Inc. (a)	22,400	540,960
Agilysys, Inc. (a)	26,900	449,230
Altair Engineering, Inc., Class A (a)(b)	1,100	29,150
American Software, Inc., Class A	13,100	186,151
AppFolio, Inc., Class A (a)	4,900	543,655
Appian Corp. (a)(b)	6,000	241,380
Avaya Holdings Corp. (a)(b)	105,900	856,731
Blackbaud, Inc.	8,200	455,510
Blackline, Inc. (a)	7,700	405,097
Bottomline Technologies, Inc. (a)	36,600	1,341,390
Box, Inc., Class A (a)	24,700	346,788
Cloudera, Inc. (a)	27,700	217,999
CommVault Systems, Inc. (a)	26,200	1,060,576
Cornerstone OnDemand, Inc. (a)	9,600	304,800
Digital Turbine, Inc. (a)	2,100	9,051
Envestnet, Inc. (a)	10,500	564,690
Everbridge, Inc. (a)	6,800	723,248
Five9, Inc. (a)	13,600	1,039,856
ForeScout Technologies, Inc. (a)	1,300	41,067
j2 Global, Inc.	4,800	359,280
LivePerson, Inc. (a)	4,900	111,475
MicroStrategy, Inc., Class A (a)	11,100	1,310,910
Model N, Inc. (a)	3,300	73,293
Progress Software Corp.	42,600	1,363,200
PROS Holdings, Inc. (a)	4,500	139,635
Q2 Holdings, Inc. (a)	8,200	484,292
Rapid7, Inc. (a)	9,200	398,636
SailPoint Technologies Holding, Inc. (a)	13,200	200,904
SecureWorks Corp., Class A (a)	1,700	19,567
SPS Commerce, Inc. (a)	30,900	1,437,159
SVMK, Inc. (a)	12,100	163,471
Synchronoss Technologies, Inc. (a)	137,400	419,070
Telenav, Inc. (a)	133,100	574,992
Tenable Holdings, Inc. (a)	3,400	74,324
TiVo Corp.	78,400	555,072
Upland Software, Inc. (a)	1,400	37,548
Varonis Systems, Inc. (a)	5,100	324,717
Verint Systems, Inc. (a)	7,600	326,800
Workiva, Inc. (a)	5,300	171,349
Yext, Inc. (a)	12,800	130,432
Zix Corp. (a)	48,800	210,328
Zuora, Inc., Class A (a)	9,100	73,255
		18,603,418
Specialty Retail 2.5%
Aaron’s, Inc.	36,100	822,358
America’s Car-Mart, Inc. (a)	5,400	304,290
Asbury Automotive Group, Inc. (a)	9,900	546,777
Cato Corp., Class A	2,900	30,943
Citi Trends, Inc.	900	8,010
Group 1 Automotive, Inc.	17,600	778,976
Hibbett Sports, Inc. (a)	30,900	337,892
Lithia Motors, Inc., Class A	9,500	777,005
MarineMax, Inc. (a)	29,400	306,348
Murphy USA, Inc. (a)	18,400	1,552,224
Office Depot, Inc.	302,000	495,280
Rent-A-Center, Inc.	30,000	424,200
RH (a)	2,000	200,940
Signet Jewelers, Ltd.	16,500	106,425
Sleep Number Corp. (a)	34,900	668,684
Tilly’s, Inc., Class A	41,600	171,808
Zumiez, Inc. (a)	46,100	798,452
		8,330,612
Technology Hardware, Storage & Peripherals 0.1%
Avid Technology, Inc. (a)	4,100	27,593
Diebold Nixdorf, Inc. (a)	115,600	406,912
Sonim Technologies, Inc. (a)(b)	200	140
		434,645
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc. (a)	34,300	582,757
Deckers Outdoor Corp. (a)	13,700	1,835,800
Rocky Brands, Inc.	46,200	893,970
Steven Madden, Ltd.	10,600	246,238
		3,558,765
Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares, Inc. (a)	18,400	179,400
Essent Group, Ltd.	25,300	666,402
Flagstar Bancorp, Inc.	49,700	985,551
FS Bancorp, Inc.	13,400	482,400
HomeStreet, Inc.	3,700	82,251
Luther Burbank Corp.	42,100	386,057
Merchants Bancorp	39,900	605,682
Mr. Cooper Group, Inc. (a)	16,500	121,471
NMI Holdings, Inc., Class A (a)	12,600	146,286
OP Bancorp.	16,900	126,074
Provident Financial Services, Inc.	5,500	70,730
Radian Group, Inc.	104,300	1,350,685
Riverview Bancorp, Inc.	17,700	88,677
Sterling Bancorp, Inc.	44,300	190,490
Territorial Bancorp, Inc.	1,300	31,915
TrustCo Bank Corp.	10,300	55,723
WSFS Financial Corp.	600	14,952
		5,584,746
Tobacco 0.8%
Universal Corp.	29,400	1,299,774
Vector Group, Ltd.	128,049	1,206,222
		2,505,996
Trading Companies & Distributors 0.9%
BMC Stock Holdings, Inc. (a)	63,900	1,132,947
General Finance Corp. (a)	3,700	23,088
GMS, Inc. (a)	47,500	747,175
H&E Equipment Services, Inc.	27,900	409,572
Rush Enterprises, Inc., Class B	1,700	51,867
Siteone Landscape Supply, Inc. (a)	7,000	515,340
Systemax, Inc.	2,000	35,460
		2,915,449
Water Utilities 1.7%
American States Water Co.	21,400	1,749,236
Artesian Resources Corp., Class A	6,300	235,494
California Water Service Group	14,000	704,480
Consolidated Water Co., Ltd.	51,400	842,960
Global Water Resources, Inc.	15,000	152,850
Middlesex Water Co.	7,000	420,840
Pure Cycle Corp. (a)	1,400	15,610
SJW Corp.	23,800	1,374,926
York Water Co.	4,500	195,570
		5,691,966
Wireless Telecommunication Services 0.0% ‡
Boingo Wireless, Inc. (a)	2,200	23,342

Total Common Stocks (Cost $433,494,593)		323,057,967

Exchange-Traded Fund 2.7%
iShares Russell 2000 ETF (b)	78,765	9,015,442

Total Exchange-Traded Fund (Cost $10,157,457)		9,015,442

Short-Term Investments 1.9%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	1,658,916	1,658,916

Unaffiliated Investment Company 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	4,553,448	4,553,448

Total Short-Term Investments (Cost $6,212,364)		6,212,364
Total Investments (Cost $449,864,414)	101.8%	338,285,773
Other Assets, Less Liabilities	(1.8)	(6,113,563)
Net Assets	100.0%	$332,172,210

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $10,864,586; the total market value of collateral held by the Portfolio was $11,269,772. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,716,324.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$323,057,967	$—	$—	$323,057,967
Exchange-Traded Fund	9,015,442	—	—	9,015,442
Short-Term Investments
Affiliated Investment Company	1,658,916	—	—	1,658,916
Unaffiliated Investment Company	4,553,448	—	—	4,553,448
Total Short-Term Investments	6,212,364	—	—	6,212,364
Total Investments in Securities	$338,285,773	$—	$—	$338,285,773

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.7% †
Australia 5.4%
APA Group (Utilities)	34,316	$219,163
Atlas Arteria, Ltd. (Transportation)	123,737	431,024
Sydney Airport (Transportation)	22,430	78,480
Transurban Group (Transportation)	22,289	163,974
		892,641
Belgium 1.3%
Elia Group S.A. (Utilities)	2,212	216,740

Canada 6.1%
Enbridge, Inc. (Midstream / Pipelines)	16,800	489,209
Fortis, Inc. (Utilities)	13,700	528,316
		1,017,525
France 4.3%
Vinci S.A. (Transportation)	8,681	718,310

Germany 1.2%
Fraport A.G. Frankfurt Airport Services Worldwide (Transportation)	4,931	200,133

Hong Kong 2.5%
CLP Holdings, Ltd. (Utilities)	44,978	413,422

Italy 7.0%
Atlantia S.p.A. (Transportation)	15,967	200,143
Enel S.p.A. (Utilities)	96,423	671,144
Terna Rete Elettrica Nazionale S.p.A. (Utilities)	45,371	287,517
		1,158,804
Japan 3.4%
Chubu Electric Power Co., Inc. (Utilities)	25,600	360,899
East Japan Railway Co. (Rail)	2,600	197,014
		557,913
Mexico 1.2%
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation)	30,500	204,645

Portugal 1.9%
EDP - Energias de Portugal S.A. (Utilities)	77,583	311,747

Singapore 1.1%
NetLink NBN Trust (Communications)	289,798	182,738

Spain 6.5%
Cellnex Telecom S.A. (Communications)	12,482	568,139
Ferrovial S.A. (Transportation)	10,210	245,173
Iberdrola S.A. (Utilities)	26,814	264,761
		1,078,073
United Kingdom 6.0%
National Grid PLC (Utilities)	57,097	669,205
United Utilities Group PLC (Utilities)	29,001	323,846
		993,051
United States 50.8%
AES Corp. (Utilities)	6,000	81,600
Ameren Corp. (Utilities)	5,300	385,999
American Electric Power Co., Inc. (Utilities)	9,400	751,812
American Tower Corp. (Communications)	2,725	593,369
Atmos Energy Corp. (Utilities)	4,300	426,689
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	12,300	412,050
CMS Energy Corp. (Utilities)	6,400	376,000
Crown Castle International Corp. (Communications)	5,515	796,366
Edison International (Utilities)	9,000	493,110
Equinix, Inc. (Communications)	985	615,201
Essential Utilities, Inc. (Utilities)	9,500	386,650
Exelon Corp. (Utilities)	14,500	533,745
FirstEnergy Corp. (Utilities)	15,900	637,113
NextEra Energy, Inc. (Utilities)	3,000	721,860
NiSource, Inc. (Utilities)	7,600	189,772
Norfolk Southern Corp. (Transportation)	3,300	481,800
ONEOK, Inc. (Midstream / Pipelines)	3,700	80,697
Sempra Energy (Utilities)	1,900	214,681
Union Pacific Corp. (Transportation)	1,900	267,976
		8,446,490
Total Common Stocks (Cost $19,283,460)		16,392,232

Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 0.09% (b)	271,857	271,857
Total Short-Term Investment (Cost $271,857)		271,857
Total Investments (Cost $19,555,317)	100.3%	16,664,089
Other Assets, Less Liabilities	(0.3)	(55,946)
Net Assets	100.0%	$16,608,143

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks
Australia	—	892,641	—	892,641
Belgium	—	216,740	—	216,740
France	—	718,310	—	718,310
Germany	—	200,133	—	200,133
Hong Kong	—	413,422	—	413,422
Italy	—	1,158,804	—	1,158,804
Japan	—	557,913	—	557,913
Portugal	—	311,747	—	311,747
Singapore	—	182,738	—	182,738
Spain	—	1,078,073	—	1,078,073
United Kingdom	—	993,051	—	993,051
All Other Countries	9,668,660	—	—	9,668,660
Total Common Stocks	9,668,660	6,723,572	—	16,392,232
Short-Term Investment
Affiliated Investment Company	271,857	—	—	271,857
Total Investments in Securities	$9,940,517	$6,723,572	$—	$16,664,089

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 93.3% †
Electric Utilities 56.1%
Alliant Energy Corp.	178,400	$8,614,936
American Electric Power Co., Inc.	362,700	29,008,746
Duke Energy Corp.	486,500	39,348,120
Edison International	1,208,187	66,196,566
Entergy Corp.	458,398	43,075,660
Evergy, Inc.	1,093,804	60,213,910
Exelon Corp.	2,548,186	93,798,727
FirstEnergy Corp.	1,167,818	46,794,467
NextEra Energy, Inc.	265,033	63,772,240
NRG Energy, Inc.	848,845	23,139,515
PG&E Corp. (a)	961,576	8,644,568
PNM Resources, Inc.	152,995	5,813,810
Southern Co.	819,782	44,382,998
		532,804,263
Gas Utilities 2.7%
Atmos Energy Corp.	257,200	25,521,956

Independent Power & Renewable Electricity Producers 9.4%
AES Corp.	2,203,202	29,963,547
Atlantica Yield PLC (Spain)	135,880	3,030,124
Clearway Energy, Inc., Class C	1,398,624	26,294,131
NextEra Energy Partners, L.P.	387,717	16,671,831
Vistra Energy Corp.	849,574	13,559,201
		89,518,834
Multi-Utilities 25.1%
Ameren Corp.	292,029	21,268,472
CenterPoint Energy, Inc.	1,574,648	24,328,312
Consolidated Edison, Inc.	209,000	16,302,000
Dominion Energy, Inc.	1,634,475	117,992,750
Public Service Enterprise Group, Inc.	256,953	11,634,612
Sempra Energy	417,243	47,144,287
		238,670,433
Total Common Stocks (Cost $924,623,706)		886,515,486

Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 0.09% (b)	28,221,979	28,221,979
Total Short-Term Investment (Cost $28,221,979)		28,221,979
Total Investments (Cost $952,845,685)	96.3%	914,737,465
Other Assets, Less Liabilities	3.7	34,920,269
Net Assets	100.0%	$949,657,734

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$886,515,486	$—	$—	$886,515,486
Short-Term Investment
Affiliated Investment Company	28,221,979	—	—	28,221,979
Total Investments in Securities	$914,737,465	$—	$—	$914,737,465

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 93.8% †
Argentina 0.1%
Banco Macro S.A., ADR (Banks)	1,200	$20,376
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	500	244,290
		264,666
Brazil 3.8%
Afya, Ltd., Class A (Diversified Consumer Services) (a)	36,000	686,160
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	90,500	625,267
Banco do Brasil S.A. (Banks)	117,400	630,144
Banco Santander Brasil S.A. (Banks)	9,800	50,300
BB Seguridade Participacoes S.A. (Insurance)	25,200	120,517
Camil Alimentos S.A. (Food Products)	163,200	244,670
Centrais Eletricas Brasileiras S.A. (Electric Utilities)	23,400	107,451
Cia de Saneamento Do Parana (Water Utilities)	91,200	418,606
Cosan S.A. (Oil, Gas & Consumable Fuels)	10,500	108,635
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	320,100	870,463
Enauta Participacoes S.A. (Oil, Gas & Consumable Fuels)	88,700	156,195
Equatorial Energia S.A. (Electric Utilities)	200,000	677,431
Hypera S.A. (Pharmaceuticals)	26,800	147,459
IRB Brasil Resseguros S.A. (Insurance)	135,000	251,496
Localiza Rent a Car S.A. (Road & Rail)	48,000	242,951
Magazine Luiza S.A. (Multiline Retail)	113,000	847,919
Marfrig Global Foods S.A. (Food Products) (a)	111,000	189,055
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	62,500	540,790
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	15,000	40,819
Qualicorp Consultoria e Corretora de Seguros S.A. (Health Care Providers & Services) (a)	82,900	376,521
Raia Drogasil S.A. (Food & Staples Retailing)	30,300	593,918
Vale S.A. (Metals & Mining)	172,875	1,437,936
WEG S.A. (Electrical Equipment)	94,900	613,112
Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	68,300	118,563
XP, Inc, Class A (Capital Markets) (a)	38,000	733,020
		10,829,398
Canada 0.3%
Atlas Corp (Marine) (b)	41,900	322,211
Pan American Silver Corp. (Metals & Mining)	42,000	601,860
Suven Pharmaceuticals, Ltd. (Pharmaceuticals) (a)	38,021	101,522
		1,025,593
Chile 0.2%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals)	30,000	676,500

China 41.1%
21Vianet Group, Inc., ADR (IT Services) (a)	27,800	385,308
AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components) (b)	80,000	412,271
Agricultural Bank of China, Ltd., Class H (Banks)	433,000	173,027
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	156,977	875,523
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	88,119	17,137,383
Alibaba Health Information Technology, Ltd. (Health Care Technology) (a)	730,000	1,212,273
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	258,500	1,787,006
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	90,000	650,507
Asia Cement China Holdings Corp. (Construction Materials)	97,000	98,162
BAIC Motor Corp., Ltd., Class H (Automobiles) (c)	1,787,500	702,616
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	13,400	1,350,586
Bank of China, Ltd., Class H (Banks)	4,298,000	1,640,184
Bank of Shanghai Co., Ltd., Class A (Banks)	779,942	908,058
BYD Electronic International Co., Ltd. (Communications Equipment) (b)	346,500	575,015
Central China Real Estate, Ltd. (Real Estate)	115,000	58,489
Changyou.com, Ltd., ADR (Entertainment) (b)	1,900	20,330
China Aoyuan Group, Ltd. (Real Estate Management & Development)	1,504,000	1,750,438
China CITIC Bank Corp., Ltd., Class H (Banks)	1,728,000	850,956
China Construction Bank Corp., Class H (Banks)	7,025,100	5,725,970
China Everbright Bank Co., Ltd., Class H (Banks)	853,000	325,719
China Evergrande Group (Real Estate Management & Development) (b)	476,000	783,558
China Galaxy Securities Co., Ltd., Class H (Capital Markets)	327,500	158,059
China Lesso Group Holdings, Ltd. (Building Products)	1,268,000	1,663,969
China Life Insurance Co., Ltd., Class H (Insurance)	270,000	529,653
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)	6,500	0
China Medical System Holdings, Ltd. (Pharmaceuticals)	341,000	367,603
China Merchants Bank Co., Ltd., Class H (Banks)	514,000	2,307,544
China Minsheng Banking Corp., Ltd., Class H (Banks)	1,137,500	842,288
China Mobile, Ltd. (Wireless Telecommunication Services)	135,500	1,023,687
China National Building Material Co., Ltd., Class H (Construction Materials)	1,754,000	1,903,994
China Overseas Grand Oceans Group, Ltd. (Real Estate Management & Development)	438,000	254,640
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	200,000	617,186
China Shineway Pharmaceutical Group, Ltd. (Pharmaceuticals)	195,000	145,562
China Tower Corp., Ltd., Class H (Diversified Telecommunication Services) (c)	6,499,839	1,451,194
China Traditional Chinese Medicine Holdings Co., Ltd. (Pharmaceuticals)	1,410,000	640,041
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	75,900	248,609
Chlitina Holding, Ltd. (Personal Products)	65,000	365,399
CITIC, Ltd. (Industrial Conglomerates)	981,000	1,021,377
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,402,000	1,461,691
Consun Pharmaceutical Group, Ltd. (Pharmaceuticals)	147,000	66,372
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment)	22,927	387,073
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	420,000	1,697,070
ENN Energy Holdings, Ltd. (Gas Utilities)	114,000	1,096,338
Geely Automobile Holdings, Ltd. (Automobiles)	479,930	703,377
GF Securities Co., Ltd., Class H (Capital Markets)	116,600	124,403
Great Wall Motor Co., Ltd., Class H (Automobiles)	1,314,000	837,206
GSX Techedu, Inc., ADR (Diversified Consumer Services) (a)	3,000	127,136
Guotai Junan Securities Co., Ltd., Class H (Capital Markets) (c)	150,200	222,808
Haitong Securities Co., Ltd., Class H (Capital Markets)	436,800	397,677
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	87,919	790,485
Hengli Petrochemical Co., Ltd., Class A (Chemicals)	373,936	660,126
Hundsun Technologies, Inc., Class A (Software)	99,773	1,230,040
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	2,184,000	1,490,161
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	96,452	3,906,306
JinkoSolar Holding Co., Ltd., ADR (Semiconductors & Semiconductor Equipment) (a)(b)	4,600	68,310
Kingsoft Corp., Ltd. (Software) (a)	26,000	84,358
Lepu Medical Technology Beijing Co., Ltd., Class A (Health Care Equipment & Supplies)	179,997	915,145
LexinFintech Holdings, Ltd., ADR (Consumer Finance) (a)(b)	11,100	98,457
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (c)	300,000	1,451,772
Luckin Coffee, Inc., ADR (Hotels, Restaurants & Leisure) (a)(b)	25,000	679,750
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	219,930	1,175,847
Luye Pharma Group, Ltd. (Pharmaceuticals) (c)	468,500	227,585
Meituan Dianping, Class B (Internet & Direct Marketing Retail) (a)	62,000	744,032
NetEase, Inc., ADR (Entertainment)	7,700	2,471,392
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (a)	11,900	1,288,056
PICC Property & Casualty Co., Ltd., Class H (Insurance)	176,000	169,285
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	20,000	720,600
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	591,500	5,786,146
Postal Savings Bank of China Co., Ltd., Class H (Banks) (c)	2,250,000	1,365,728
Powerlong Real Estate Holdings, Ltd. (Real Estate)	593,000	346,595
Ronshine China Holdings, Ltd. (Real Estate)	301,000	292,936
Sany Heavy Industry Co., Ltd., Class A (Machinery)	569,906	1,397,876
Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	109,500	171,240
Shandong Linglong Tyre Co., Ltd., Class A (Auto Components)	289,900	811,370
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)	128,000	161,279
Shimao Property Holdings, Ltd. (Real Estate Management & Development)	380,000	1,330,022
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	3,111,000	312,415
Silergy Corp. (Semiconductors & Semiconductor Equipment)	22,000	707,714
Sinopec Engineering Group Co., Ltd., Class H (Construction & Engineering)	532,000	222,954
Sunac China Holdings, Ltd. (Real Estate Management & Development)	37,000	170,168
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	135,800	1,811,293
TAL Education Group, ADR (Diversified Consumer Services) (a)	4,300	229,018
TCL Electronics Holdings, Ltd. (Household Durables)	264,000	110,160
Tencent Holdings, Ltd. (Interactive Media & Services)	306,400	14,940,546
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	119,000	1,854,020
Weichai Power Co., Ltd., Class H (Machinery)	39,000	62,418
Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	200,500	38,669
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(c)	78,000	1,005,542
Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	1,082,000	603,881
Yantai Jereh Oilfield Services Group Co., Ltd., Class A (Energy Equipment & Services)	119,948	371,652
Yanzhou Coal Mining Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	676,000	527,918
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (Pharmaceuticals) (c)	81,000	380,978
Yihai International Holding, Ltd. (Food Products)	156,000	1,176,149
Yonyou Network Technology Co., Ltd., Class A (Software)	229,935	1,317,695
Yuexiu Property Co., Ltd. (Real Estate Management & Development)	1,886,000	338,971
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,200	93,786
Zhejiang Dingli Machinery Co., Ltd., Class A (Machinery)	89,996	730,512
Zhongsheng Group Holdings, Ltd. (Specialty Retail)	200,000	696,208
Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H (Machinery)	1,134,000	822,116
ZTO Express Cayman, Inc., ADR (Air Freight & Logistics) (a)	38,000	1,006,240
		117,451,257
Colombia 0.4%
Bancolombia S.A., Sponsored ADR (Banks)	18,000	449,280
Corp. Financiera Colombiana S.A. (Diversified Financial Services) (a)	9,604	60,953
Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	193,764	90,633
Geopark, Ltd. (Oil, Gas & Consumable Fuels)	24,000	169,680
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	90,519	344,962
		1,115,508
Egypt 0.2%
Commercial International Bank Egypt S.A.E., GDR (Banks)	174,000	626,400

Greece 0.3%
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)	19,000	50,292
Hellenic Telecommunications Organization S.A. (Diversified Telecommunication Services)	29,585	359,383
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	5,192	64,850
Public Power Corp. S.A. (Electric Utilities) (a)	129,459	327,159
		801,684
Hong Kong 0.9%
China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(d)(e)	75,000	0
China Resources Cement Holdings, Ltd. (Construction Materials)	236,000	280,347
Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	656,500	604,205
Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	850,000	771,793
Xinyi Glass Holdings, Ltd. (Auto Components)	897,000	1,021,946
		2,678,291
Hungary 0.1%
OTP Bank Nyrt. (Banks)	13,652	396,022

India 6.8%
Alkem Laboratories, Ltd. (Pharmaceuticals)	8,131	246,702
Asian Paints, Ltd. (Chemicals)	44,801	971,763
Avanti Feeds, Ltd. (Food Products)	41,134	157,284
Avenue Supermarts, Ltd. (Food & Staples Retailing) (a)(c)	15,236	446,180
Axis Bank, Ltd. (Banks)	12,000	59,123
Bajaj Finance, Ltd. (Consumer Finance)	31,000	892,963
Bharti Airtel, Ltd. (Wireless Telecommunication Services) (a)	116,377	669,864
Bharti Infratel, Ltd. (Diversified Telecommunication Services)	160,632	336,578
Biocon, Ltd. (Biotechnology)	270,000	964,583
Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	4,455	182,476
GlaxoSmithkline Consumer Healthcare, Ltd. (Food Products)	996	129,906
HCL Technologies, Ltd. (IT Services)	32,010	181,950
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	117,246	291,433
Hindustan Unilever, Ltd. (Household Products)	60,998	1,836,059
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	90,996	1,933,813
ICICI Bank, Ltd. (Banks)	106,550	461,782
ICICI Securities, Ltd. (Capital Markets) (c)	43,210	155,719
Info Edge India, Ltd. (Interactive Media & Services)	18,000	484,355
Infosys, Ltd. (IT Services)	104,900	878,859
Ipca Laboratories, Ltd. (Pharmaceuticals)	8,627	157,827
ITC, Ltd. (Tobacco)	153,215	340,017
JSW Steel, Ltd. (Metals & Mining)	160,000	304,370
Jubilant Foodworks, Ltd. (Hotels, Restaurants & Leisure)	18,000	350,053
KEI Industries, Ltd. (Electrical Equipment)	3,174	11,257
Maruti Suzuki India, Ltd. (Automobiles)	6,000	336,252
Nestle India, Ltd. (Food Products)	835	179,592
NMDC, Ltd. (Metals & Mining)	277,947	289,383
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	504,509	1,324,191
Power Grid Corp. of India, Ltd. (Electric Utilities)	22,979	47,829
PVR, Ltd. (Entertainment)	15,000	234,967
REC, Ltd. (Diversified Financial Services)	227,183	267,837
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	230,440	3,349,958
State Bank of India (Banks) (a)	52,357	135,617
Strides Pharma Science, Ltd. (Pharmaceuticals)	9,308	39,670
Tata Consultancy Services, Ltd. (IT Services)	11,386	271,792
Tech Mahindra, Ltd. (IT Services)	21,015	154,800
Titan Co., Ltd. (Textiles, Apparel & Luxury Goods)	21,000	257,534
		19,334,338
Indonesia 0.7%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,800,000	330,999
PT Gudang Garam Tbk (Tobacco)	173,400	436,545
PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	1,816,300	444,636
PT Indofood Sukses Makmur Tbk (Food Products)	2,168,800	842,457
		2,054,637
Malaysia 1.4%
AMMB Holdings BHD (Banks)	506,200	347,938
Dialog Group BHD (Energy Equipment & Services)	1,500,000	1,047,038
Hartalega Holdings BHD (Health Care Equipment & Supplies)	279,100	443,229
Kuala Lumpur Kepong BHD (Food Products)	60,800	290,331
Malayan Banking BHD (Banks)	404,900	694,500
Serba Dinamik Holdings BHD (Energy Equipment & Services)	382,900	129,955
Telekom Malaysia BHD (Diversified Telecommunication Services)	749,700	656,975
Top Glove Corp. BHD (Health Care Equipment & Supplies)	298,500	444,337
		4,054,303
Mexico 1.3%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure) (b)	57,600	42,491
America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	722,600	429,494
Credito Real S.A.B. de C.V. (Consumer Finance)	12,900	9,087
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	39,500	31,004
Gentera S.A.B. de C.V. (Consumer Finance)	197,900	76,499
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	200,000	548,003
Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	473,000	877,111
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Household Products)	768,600	1,168,330
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	179,500	422,900
		3,604,919
Peru 0.5%
Credicorp, Ltd. (Banks)	2,400	343,368
Southern Copper Corp. (Metals & Mining)	36,000	1,013,760
		1,357,128
Philippines 0.8%
Cebu Air, Inc. (Airlines)	44,360	39,479
First Gen Corp. (Independent Power & Renewable Electricity Producers)	295,500	95,372
Globe Telecom, Inc. (Wireless Telecommunication Services)	22,626	860,118
GT Capital Holdings, Inc. (Industrial Conglomerates)	39,390	312,666
Metro Pacific Investments Corp. (Diversified Financial Services)	6,911,000	326,517
PLDT, Inc. (Wireless Telecommunication Services)	30,430	677,142
Security Bank Corp. (Banks)	3,900	8,145
		2,319,439
Poland 1.1%
Asseco Poland S.A. (Software)	22,497	315,137
Bank Polska Kasa Opieki S.A. (Banks)	1,744	23,615
CD Projekt S.A. (Entertainment)	21,000	1,463,814
Dino Polska S.A. (Food & Staples Retailing) (a)(c)	24,000	938,724
Enea S.A. (Electric Utilities) (a)	94,574	108,063
Eurocash S.A. (Food & Staples Retailing)	43,121	177,022
PLAY Communications S.A. (Wireless Telecommunication Services) (c)	20,185	142,796
Powszechny Zaklad Ubezpieczen S.A. (Insurance)	15,866	119,934
		3,289,105
Republic of Korea 11.8%
BNK Financial Group, Inc. (Banks)	14,334	51,767
Celltrion, Inc. (Biotechnology) (a)	8,152	1,528,776
Daelim Industrial Co., Ltd. (Construction & Engineering)	12,351	740,103
Dongwon Industries Co., Ltd. (Food Products)	180	25,350
Doosan Bobcat, Inc. (Machinery)	20,275	293,629
Hana Financial Group, Inc. (Banks)	54,013	1,007,086
Hotel Shilla Co., Ltd. (Specialty Retail)	6,800	389,573
Hyundai Heavy Industries Holdings Co., Ltd. (Machinery)	2,442	391,617
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	16,000	293,961
Hyundai Mobis Co., Ltd. (Auto Components)	3,445	474,411
Industrial Bank of Korea (Banks)	56,530	344,789
Kakao Corp. (Interactive Media & Services)	12,200	1,535,767
KB Financial Group, Inc. (Banks)	69,673	1,944,019
Kia Motors Corp. (Automobiles)	34,345	726,674
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,400	470,931
Korea Investment Holdings Co., Ltd. (Capital Markets)	15,484	625,634
LG Household & Health Care, Ltd. (Personal Products)	600	548,869
Mcnex Co., Ltd. (Electronic Equipment, Instruments & Components)	1,476	31,180
Meritz Securities Co., Ltd. (Capital Markets)	143,177	328,097
NAVER Corp. (Interactive Media & Services)	8,000	1,100,507
NCSoft Corp. (Entertainment)	4,664	2,468,943
Orion Corp. (Food Products)	5,000	469,904
POSCO (Metals & Mining)	3,607	473,279
Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(c)	2,864	1,122,354
Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	5,000	394,819
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	286,375	11,129,710
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	3,600	703,367
Seegene, Inc. (Biotechnology)	1,659	151,885
Shinhan Financial Group Co., Ltd. (Banks)	3,123	72,680
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	55,075	3,725,721
Woori Financial Group, Inc. (Banks)	10,787	66,792
		33,632,194
Romania 0.1%
NEPI Rockcastle PLC (Real Estate)	47,668	198,620

Russia 4.2%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	215,810	984,094
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	5,727	338,809
Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	7,422	46,536
MMC Norilsk Nickel PJSC (Metals & Mining)	4,400	1,092,885
MMC Norilsk Nickel PJSC ADR (Metals & Mining)	23,611	572,803
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	25,000	190,000
Novatek PJSC, Sponsored GDR (Oil, Gas & Consumable Fuels)	2,834	326,760
Polymetal International PLC (Metals & Mining)	95,000	1,610,588
Polyus PJSC (Metals & Mining) (a)	12,500	1,704,148
QIWI PLC, Sponsored ADR (IT Services) (b)	34,000	364,140
Sberbank of Russia PJSC, Sponsored ADR (Banks)	123,813	1,163,842
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	273,027	1,135,792
Tatneft PJSC (Oil, Gas & Consumable Fuels)	110,000	771,709
TCS Group Holding PLC (Banks)	68,000	786,080
Yandex N.V., Class A (Interactive Media & Services) (a)	27,000	919,350
		12,007,536
Singapore 0.1%
IGG, Inc. (Entertainment) (b)	305,000	181,321

South Africa 4.2%
Absa Group, Ltd. (Banks)	9,070	37,955
Anglo American Platinum, Ltd. (Metals & Mining)	5,558	233,548
AngloGold Ashanti, Ltd. (Metals & Mining)	78,000	1,332,991
Astral Foods, Ltd. (Food Products)	35,461	380,186
Capitec Bank Holdings, Ltd. (Banks)	11,000	538,547
Clicks Group, Ltd. (Food & Staples Retailing)	9,027	129,820
DataTec, Ltd. (Electronic Equipment, Instruments & Components)	166,991	259,118
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	15,019	82,968
Harmony Gold Mining Co., Ltd. (Metals & Mining) (a)	139,279	304,652
Impala Platinum Holdings, Ltd. (Metals & Mining) (b)	74,000	312,556
Impala Platinum Holdings, Ltd. (Metals & Mining)	83,080	350,908
Liberty Holdings, Ltd. (Insurance)	77,179	285,412
Motus Holdings, Ltd. (Specialty Retail) (a)	44,529	67,305
MTN Group, Ltd. (Wireless Telecommunication Services)	279,524	754,203
Naspers, Ltd. (Internet & Direct Marketing Retail)	44,529	6,326,278
Old Mutual, Ltd. (Insurance)	363,986	240,705
Resilient REIT, Ltd. (Equity Real Estate Investment Trusts)	27,337	48,547
Sibanye Stillwater, Ltd. (Metals & Mining) (a)	227,911	287,605
Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	9,020	40,393
		12,013,697
Spain 0.0% ‡
Banco Santander S.A. (Banks) (a)	22,599	53,748

Taiwan 11.7%
Accton Technology Corp. (Communications Equipment)	172,000	912,416
Airtac International Group (Machinery)	160,000	2,345,795
Asia Cement Corp. (Construction Materials)	226,000	294,496
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	35,000	1,185,666
Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	111,000	750,701
Center Laboratories, Inc. (Pharmaceuticals)	184,687	241,702
Chailease Holding Co., Ltd. (Diversified Financial Services)	400,000	1,210,640
ChipMos Technologies, Inc. (Semiconductors & Semiconductor Equipment)	65,000	56,400
CTBC Financial Holding Co., Ltd. (Banks)	1,636,000	968,540
E.Sun Financial Holding Co., Ltd. (Banks)	1,722,443	1,381,549
Fubon Financial Holding Co., Ltd. (Insurance)	68,000	84,449
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	44,000	487,002
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	328,892	760,362
International Games System Co., Ltd. (Entertainment)	21,000	379,848
Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	9,200	1,143,698
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	32,000	340,832
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	164,000	139,131
Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	577,000	1,615,907
Taishin Financial Holding Co., Ltd. (Banks)	432,000	167,169
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,598,000	14,263,769
TXC Corp. (Electronic Equipment, Instruments & Components)	23,000	33,264
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,973,000	882,628
Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	131,000	684,203
Wei Chuan Foods Corp. (Food Products)	287,000	187,225
Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	54,000	462,143
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	54,000	1,233,803
Yageo Corp. (Electronic Equipment, Instruments & Components)	53,000	471,785
Yuanta Financial Holding Co., Ltd. (Diversified Financial Services)	1,471,000	756,572
		33,441,695
Thailand 1.0%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	340,000	531,956
Charoen Pokphand Foods PCL, NVDR (Food Products)	1,105,800	818,598
JMT Network Services PCL, NVDR (Commercial Services & Supplies)	558,200	222,738
Krung Thai Bank PCL, NVDR (Banks)	1,091,800	383,202
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	205,900	192,877
Srisawad Corp. PCL, NVDR (Consumer Finance)	476,700	617,148
		2,766,519
Turkey 0.6%
Enerjisa Enerji A/S (Electric Utilities) (c)	342,223	346,712
Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	126,207	141,446
Haci Omer Sabanci Holding A/S (Diversified Financial Services)	336,140	374,387
Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	102,822	251,805
Turk Hava Yollari AO (Airlines) (a)	140,000	187,482
Turkiye Garanti Bankasi A/S (Banks) (a)	440,000	529,530
		1,831,362
United States 0.1%
EPAM Systems, Inc. (IT Services) (a)	1,600	297,056

Total Common Stocks (Cost $298,129,095)		268,302,936

Exchange-Traded Funds 1.5%
United States 1.5%
iShares MSCI Saudi Arabia ETF (Capital Markets)	48,296	1,155,723
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (b)	115,845	2,999,227

Total Exchange-Traded Funds (Cost $4,867,271)		4,154,950

Preferred Stocks 2.4%
Brazil 1.0%
Itau Unibanco Holding S.A. 5.06% (Banks)	80,000	355,497
Itausa - Investimentos Itau S.A. 5.65% (Banks)	525,800	887,448
Petroleo Brasileiro S.A 3.09% (Oil, Gas & Consumable Fuels)	393,200	1,058,653
Telefonica Brasil S.A. 4.89% (Diversified Telecommunication Services)	49,100	467,273
		2,768,871
Colombia 0.0% ‡
Grupo Aval Acciones y Valores S.A. 3.97% (Banks)	309,868	68,427

Republic of Korea 1.4%
Amorepacific Corp. 1.21% (Personal Products)	895	43,494
Hyundai Motor Co. 1.30% (Automobiles)	10,117	467,560
Hyundai Motor Co. 1.43% (Automobiles)	12,884	541,202
LG Household & Health Care, Ltd. 1.18% (Personal Products)	291	151,904
Samsung Electronics Co., Ltd. 2.19% (Technology Hardware, Storage & Peripherals)	84,617	2,762,110
		3,966,270
Total Preferred Stocks (Cost $9,881,294)		6,803,568

Short-Term Investments 2.5%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 0.09% (f)	4,422,895	4,422,895

Unaffiliated Investment Company 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (f)(g)	2,842,603	2,842,603

Total Short-Term Investments (Cost $7,265,498)		7,265,498
Total Investments (Cost $320,143,158)	100.2%	286,526,952
Other Assets, Less Liabilities	(0.2)	(560,745)
Net Assets	100.0%	$285,966,207

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $6,253,142; the total market value of collateral held by the Portfolio was $6,443,991. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,601,388.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, the total market value of fair valued securities was $50,292, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Current yield as of March 31, 2020.
(g)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks: (b)
Canada	$1,025,593	$—	$—	$1,025,593
China	31,436,678	86,014,579	—	117,451,257
Greece	—	751,392	50,292	801,684
Hong Kong	—	2,678,291	—	2,678,291
Hungary	—	396,022	—	396,022
India	182,476	19,151,862	—	19,334,338
Indonesia	—	2,054,637	—	2,054,637
Malaysia	—	4,054,303	—	4,054,303
Philippines	—	2,319,439	—	2,319,439
Poland	315,137	2,973,968	—	3,289,105
Republic of Korea	—	33,632,194	—	33,632,194
Romania	—	198,620	—	198,620
Russia	10,396,948	1,610,588	—	12,007,536
Singapore	—	181,321	—	181,321
South Africa	287,605	11,726,092	—	12,013,697
Taiwan	917,870	32,523,825	—	33,441,695
Thailand	—	2,766,519	—	2,766,519
Turkey	—	1,831,362	—	1,831,362
All Other Countries	18,825,323	—	—	18,825,323
Total Common Stocks (b)	63,072,493	205,180,151	50,292	268,302,936
Exchange-Traded Funds	4,154,950	—	—	4,154,950
Preferred Stocks	2,837,298	3,966,270	—	6,803,568
Short-Term Investments
Affiliated Investment Company	4,422,895	—	—	4,422,895
Unaffiliated Investment Company	2,842,603	—	—	2,842,603
Total Short-Term Investments	7,265,498	—	—	7,265,498
Total Investments in Securities	$77,330,239	$209,146,421	$50,292	$286,526,952

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $0, $50,292 and $0 are held in China, Greece and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2020
Common Stocks
	$51,150	$-	$(11,839)	$(44,525)	$204,190	$(47,162)	$-	$101,522	$50,292	$(44,525)

Total	$51,150	$-	$(11,839)	$(44,525)	$204,190	$(47,162)	$-	$101,522	$50,292	$(44,525)

As of March 31, 2020, a security with a market value of $101,522 transferred from Level 3 to Level 1 as the the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2019, the fair value obtained for this security, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP IQ Hedge Multi-Strategy Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds 97.4% †
Bonds 74.8%
Bank Loan Funds 13.3%
Invesco Senior Loan ETF (a)	1,636,519	$33,483,179
SPDR Blackstone / GSO Senior Loan ETF (a)	336,105	13,447,561
		46,930,740
Emerging Bonds - Local Currency Funds 2.6%
SPDR Bloomberg Barclays Convertible Securities ETF	125,828	6,022,128
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	25,347	620,748
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	79,999	2,277,571
WisdomTree Emerging Markets Local Debt Fund	3,254	96,091
		9,016,538
Emerging Bonds - USD Funds 1.2%
iShares JP Morgan USD Emerging Markets Bond ETF	38,381	3,710,675
Vanguard Emerging Markets Government Bond ETF	6,397	450,349
		4,161,024
Floating Rate - Investment Grade Funds 7.4%
iShares Floating Rate Bond ETF	400,800	19,534,992
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (a)	230,998	6,791,341
		26,326,333
High Yield Corporate Bond Funds 6.6%
iShares 0-5 Year High Yield Corporate Bond ETF	150,808	6,163,523
iShares iBoxx High Yield Corporate Bond ETF	94,083	7,250,977
SPDR Bloomberg Barclays High Yield Bond ETF	41,045	3,888,603
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	171,634	4,043,697
Xtrackers USD High Yield Corporate Bond ETF	48,871	2,153,745
		23,500,545
Investment Grade Corporate Bond Funds 9.9%
iShares Broad USD Investment Grade Corporate Bond ETF	13,047	730,893
iShares iBoxx Investment Grade Corporate Bond ETF (a)	47,544	5,872,160
SPDR Portfolio Short Term Corporate Bond ETF	164,965	4,990,191
Vanguard Intermediate-Term Corporate Bond ETF	58,214	5,069,857
Vanguard Short-Term Corporate Bond ETF (a)	233,749	18,489,546
		35,152,647
Mortgage-Backed Security Funds 4.2%
iShares MBS ETF	90,809	10,028,946
Vanguard Mortgage-Backed Securities ETF	91,451	4,984,079
		15,013,025
U.S. Long Term Treasury Bond Funds 0.9%
iShares 20+ Year Treasury Bond ETF	15,388	2,538,558
SPDR Portfolio Long-Term Treasury ETF	5,938	280,511
Vanguard Long-Term Treasury ETF	2,643	266,970
		3,086,039
U.S. Ultra Short Term Treasury Bond Funds 28.7%
Goldman Sachs Access Treasury 0-1 Year ETF	104,875	10,568,254
Invesco Treasury Collateral ETF	18,518	1,966,426
iShares Short Treasury Bond ETF	554,043	61,509,854
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	297,282	27,239,950
		101,284,484

Total Bonds (Cost $276,249,859)		264,471,375

Equities 21.1%
Asia ex Japan Equity Funds 3.8%
iShares Core MSCI Pacific ETF	127,872	5,928,146
iShares MSCI All Country Asia ex-Japan ETF (a)	99,298	5,930,076
Vanguard FTSE Pacific ETF (a)	30,987	1,709,243
		13,567,465
BRIC Equity Funds 0.7%
iShares China Large-Cap ETF	27,105	1,017,522
iShares MSCI China ETF	19,361	1,108,417
SPDR S&P China ETF (a)	3,425	312,531
		2,438,470
Broad Fund 0.1%
FlexShares Global Upstream Natural Resources Index Fund (a)	12,709	286,334

Emerging Equity Funds 0.2%
iShares Core MSCI Emerging Markets ETF	10,197	412,672
Vanguard FTSE Emerging Markets ETF	13,474	452,053
		864,725
Emerging Small Cap Equity Fund 0.8%
SPDR S&P Emerging Markets Small Cap ETF (a)	81,411	2,695,518

Europe Equity Funds 2.2%
iShares Core MSCI Europe ETF	35,455	1,314,672
iShares MSCI Eurozone ETF (a)	55,487	1,692,908
Vanguard FTSE Europe ETF (a)	107,567	4,655,500
		7,663,080
International Equity Core Funds 2.4%
iShares Core MSCI EAFE ETF	5,936	296,147
Vanguard FTSE Developed Markets ETF	9,357	311,962
Xtrackers MSCI EAFE Hedged Equity ETF (a)	291,152	7,802,874
		8,410,983
International Large Cap Growth Fund 0.9%
iShares MSCI EAFE Growth ETF (a)	44,968	3,197,675

International Small Cap Equity Funds 4.2%
Schwab International Small-Cap Equity ETF (a)	190,956	4,659,326
Vanguard FTSE All World ex-U.S. Small-Cap ETF (a)	131,714	10,306,621
		14,965,947
Japan Equity Fund 0.6%
iShares MSCI Japan ETF (a)	42,898	2,118,732

U.S. Large Cap Core Funds 0.9%
Financial Select Sector SPDR Fund (a)	70,544	1,468,726
Health Care Select Sector SPDR Fund (a)	17,685	1,566,537
Invesco KBW Bank ETF	747	25,039
SPDR S&P Bank ETF (a)	2,913	78,535
		3,138,837
U.S. Large Cap Growth Funds 0.4%
iShares Core S&P U.S. Growth ETF (a)	2,416	137,929
Schwab U.S. Large-Cap Growth ETF (a)	2,067	164,637
SPDR Portfolio S&P 500 Growth ETF (a)	3,188	113,939
Vanguard Growth ETF (a)	5,365	840,642
		1,257,147
U.S. Preferred 0.8%
Invesco Preferred ETF	57,162	752,252
iShares Preferred & Income Securities ETF	63,804	2,031,519
		2,783,771
U.S. Small Cap Core Funds 0.7%
iShares Russell 2000 ETF (a)	11,722	1,341,700
Schwab U.S. Small-Cap ETF (a)	5,237	269,810
Vanguard Small-Cap ETF (a)	7,595	876,767
		2,488,277
U.S. Small Cap Growth Funds 2.4%
iShares Russell 2000 Growth ETF (a)	20,607	3,259,409
iShares S&P Small-Cap 600 Growth ETF (a)	12,963	1,787,079
Vanguard Small-Cap Growth ETF (a)	23,094	3,471,029
		8,517,517
Total Equities (Cost $91,980,847)		74,394,478
Total Exchange-Traded Funds (Cost $368,230,706))		338,865,853

Exchange-Traded Note 0.9%
Volatility 0.9%
iPath Series B S&P 500 VIX Short-Term Futures ETN (b)	68,407	3,163,824

Total Exchange-Traded Note (Cost $1,257,635)		3,163,824

Exchange-Traded Vehicles 0.5%
Currencies 0.5%
British Pound Fund 0.5%
Invesco CurrencyShares British Pound Sterling Trust (b)	13,061	1,573,328

Euro Fund 1.5%
Invesco CurrencyShares Euro Trust (b)	51,441	5,365,296

Total Exchange-Traded Vehicles (Cost $7,047,457)		6,938,624

Short-Term Investments 12.0%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.09% (c)	492,349	492,349

Unaffiliated Investment Company 11.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)(d)	42,078,331	42,078,331
Total Short-Term Investments (Cost $42,570,680)		42,570,680
Total Investments (Cost $419,106,478)	110.8%	391,538,981
Other Assets, Less Liabilities	(10.8)	(38,118,607)
Net Assets	100.0%	$353,420,374

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $95,437,441; the total market value of collateral held by the Portfolio was $97,824,094. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $55,745,763.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Swap Contracts

Open OTC total return equity swap contracts as of March 31, 2020 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[2]
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	1 month LIBOR	10/04/2021	Monthly	$(568)	$—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/15/2020	Monthly	(568)	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR	10/04/2021	Monthly	(561)	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate minus 0.10%	9/15/2020	Monthly	(561)	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	1 month LIBOR plus 0.50%	4/07/2120	Monthly	88	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	88	—
Bank of America Merrill Lynch	Flexshares Global Upstream	1 month LIBOR plus 0.50%	10/04/2021	Monthly	17	—
Morgan Stanley & Co.	Flexshares Global Upstream	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	17	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	493	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	493	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	1 month LIBOR	10/04/2021	Monthly	(10)	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate minus 4.25%	9/15/2020	Monthly	(10)	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	78	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	1 month LIBOR plus 0.50%	4/07/2120	Monthly	78	—
Bank of America Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR	10/04/2021	Monthly	(875)	—
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	Federal Fund Rate minus 3.70%	9/15/2020	Monthly	(114)	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	1 month LIBOR plus 0.50%	10/04/2021	Monthly	76	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	76	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR plus 0.50%	10/04/2021	Monthly	253	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	253	—
Bank of America Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	1 month LIBOR	10/04/2021	Monthly	(26)	—
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	Federal Fund Rate minus 3.15%	9/15/2020	Monthly	(26)	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR	10/04/2021	Monthly	(631)	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate minus 5.40%	9/15/2020	Monthly	(631)	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	2	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	2	—
Bank of America Merrill Lynch	Invesco Preferred ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	39	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	39	—
Bank of America Merrill Lynch	Invesco S&P 500 Low Volatility	1 month LIBOR	10/04/2021	Monthly	(722)	—
Morgan Stanley & Co.	Invesco S&P 500 Low Volatility	Federal Fund Rate minus 1.70%	9/15/2020	Monthly	(722)	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	1,688	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,689	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	92	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	92	—
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	10/04/2021	Monthly	73	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	73	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	324	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	324	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	112	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	112	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR	10/04/2021	Monthly	(1,293)	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate minus 2.40%	9/15/2020	Monthly	(1,293)	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	37	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	37	—
Morgan Stanley & Co.	iShares China Large-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	103	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	16	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	16	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	23	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	23	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	74	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	74	—
Bank of America Merrill Lynch	iShares Core MSCI Pacific ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	313	—
Morgan Stanley & Co.	iShares Core MSCI Pacific ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	313	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	7	—
Morgan Stanley & Co.	iShares Core S&P U.S. Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	7	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	1 month LIBOR	10/04/2021	Monthly	(267)	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 3.30%	9/15/2020	Monthly	(267)	—
Bank of America Merrill Lynch	iShares Core US REIT ETF	1 month LIBOR	10/04/2021	Monthly	(21)	—
Morgan Stanley & Co.	iShares Core US REIT ETF	Federal Fund Rate minus 4.00%	9/15/2020	Monthly	(21)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR	10/04/2021	Monthly	(720)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol Emerging Markets ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(720)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR	10/04/2021	Monthly	(2,180)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol USA ETF	Federal Fund Rate minus 0.55%	9/15/2020	Monthly	(2,180)	—
Bank of America Merrill Lynch	iShares Edge MSCI USA Momentum Factor ETF	1 month LIBOR	10/04/2021	Monthly	(112)	—
Morgan Stanley & Co.	iShares Edge MSCI USA Momentum Factor ETF	Federal Fund Rate minus 0.60%	9/15/2020	Monthly	(112)	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	954	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	954	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	294	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	294	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	378	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	378	—
Bank of America Merrill Lynch	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	207	—
Morgan Stanley & Co.	iShares JP Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	207	—
Bank of America Merrill Lynch	iShares MBS ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	466	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	466	—
Bank of America Merrill Lynch	iShares MSCI All Country Asia ex Japan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	317	—
Morgan Stanley & Co.	iShares MSCI All Country Asia ex Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	317	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	112	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	167	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	167	—
Bank of America Merrill Lynch	iShares MSCI Eurozone ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	98	—
Morgan Stanley & Co.	iShares MSCI Eurozone ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	98	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	107	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	107	—
Bank of America Merrill Lynch	iShares Russell 2000 ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	80	—
Morgan Stanley & Co.	iShares Russell 2000 ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	80	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	190	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	190	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR	10/04/2021	Monthly	(861)	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.65%	9/15/2020	Monthly	(861)	—
Bank of America Merrill Lynch	iShares S&P Small CAP 600 Value ETF	1 month LIBOR	10/04/2021	Monthly	(584)	—
Morgan Stanley & Co.	iShares S&P Small CAP 600 Value ETF	Federal Fund Rate minus 3.80%	9/15/2020	Monthly	(584)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	105	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	105	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	2,868	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	2,868	—
Bank of America Merrill Lynch	iShares Silver Trust	1 month LIBOR	10/04/2021	Monthly	(137)	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(137)	—
Bank of America Merrill Lynch	iShares U.S. Preferred Stock ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	108	—
Morgan Stanley & Co.	iShares U.S. Preferred Stock ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	108	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR	10/04/2021	Monthly	(704)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate minus 2.95%	9/15/2020	Monthly	(704)	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	271	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	271	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	9	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	9	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Value ETF	1 month LIBOR	10/04/2021	Monthly	(279)	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Value ETF	Federal Fund Rate minus 2.60%	9/15/2020	Monthly	(279)	—
Bank of America Merrill Lynch	Schwab U.S. REIT ETF	1 month LIBOR	10/04/2021	Monthly	(76)	—
Morgan Stanley & Co.	Schwab U.S. REIT ETF	Federal Fund Rate minus 1.50%	9/15/2020	Monthly	(76)	—
Bank of America Merrill Lynch	Schwab US Small-Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	16	—
Morgan Stanley & Co.	Schwab US Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	16	—
Bank of America Merrill Lynch	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	715	—
Morgan Stanley & Co.	SPDR Blackstone / GSO Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	715	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	1,272	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,272	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	325	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	325	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	32	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	32	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays High Yield Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	205	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	205	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Invest	1 month LIBOR plus 0.50%	10/04/2021	Monthly	332	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Invest	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	332	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	214	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	214	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR	10/04/2021	Monthly	(541)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.65%	9/15/2020	Monthly	(541)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	1 month LIBOR	10/04/2021	Monthly	(20)	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate minus 0.70%	9/15/2020	Monthly	(20)	—
Bank of America Merrill Lynch	SPDR Gold Shares	1 month LIBOR	10/04/2021	Monthly	(704)	—
Morgan Stanley & Co.	SPDR Gold Shares	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(704)	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	12	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	12	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	6	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	6	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	1 month LIBOR	10/04/2021	Monthly	(169)	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 2.90%	9/15/2020	Monthly	(169)	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	240	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	240	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	5	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	5	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	32	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	158	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	158	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	1 month LIBOR	10/04/2021	Monthly	(419)	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/15/2020	Monthly	(419)	—
Bank of America Merrill Lynch	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR	10/04/2021	Monthly	(74)	—
Morgan Stanley & Co.	VanEck Vectors High-Yield Municipal Index ETF	Federal Fund Rate minus 2.60%	9/15/2020	Monthly	(74)	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	121	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	121	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	24	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	24	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	609	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	609	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	17	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	17	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	26	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	26	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	265	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	265	—
Bank of America Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	90	—
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	90	—
Bank of America Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	44	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	44	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	256	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	256	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR	10/04/2021	Monthly	(661)	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate minus 6.55%	9/15/2020	Monthly	(661)	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	12	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	12	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	231	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	231	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	1 month LIBOR	10/04/2021	Monthly	(471)	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate minus 0.15%	9/15/2020	Monthly	(471)	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	897	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	897	—
Bank of America Merrill Lynch	Vanguard Small-Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	53	—
Morgan Stanley & Co.	Vanguard Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	53	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	199	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	199	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR	10/04/2021	Monthly	(1,359)	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 1.10%	9/15/2020	Monthly	(1,359)	—
Bank of America Merrill Lynch	Vanguard Value ETF	1 month LIBOR	10/04/2021	Monthly	(2,187)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(2,187)	—
Bank of America Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly	5	—
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	5	—
Bank of America Merrill Lynch	Xtrackers MSCI EAFE Hedged Equity ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	417	—
Morgan Stanley & Co.	Xtrackers MSCI EAFE Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	417	—
Bank of America Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR	10/04/2021	Monthly	(589)	—
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	Federal Fund Rate minus 10.50%	9/15/2020	Monthly	(589)	—
Bank of America Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR	10/04/2021	Monthly	(821)	—
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	Federal Fund Rate minus 6.85%	9/15/2020	Monthly	(820)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly	112	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	112	—
					$(1,606)	$—

1	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
2	Reflects the value at reset date as of March 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BRIC	—	Brazil, Russia, India and China
DB	—	Deutsche Bank
EAFE	—	Europe, Australasia and Far East
EM	—	Emerging Markets
ETF	—	Exchange-Traded Fund
ETN	—	Exchange-Traded Note
FTSE	—	Financial Times Stock Exchange
KBW	—	Keefe, Bruyette & Woods
LIBOR	—	London Interbank Offered Rate
MBS	—	Mortgage-Backed Security
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depositary Receipt
USD	—	United States Dollar
VIX	—	CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Exchange-Traded Funds	$338,865,853	$—	$—	$338,865,853
Exchange-Traded Note	3,163,824	—	—	3,163,824
Exchange-Traded Vehicle	6,938,624	—	—	6,938,624
Short-Term Investments
Affiliated Investment Company	492,349	—	—	492,349
Unaffiliated Investment Company	42,078,331	—	—	42,078,331
Total Short-Term Investments	42,570,680	—	—	42,570,680
Total Investments in Securities	$391,538,981	$—	$—	$391,538,981

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 42.5% †
Asset-Backed Securities 4.9%
Automobile Asset-Backed Securities 0.1%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.36%, due 3/20/26 (a)	$500,000	$437,741

Other Asset-Backed Securities 4.8%
AIMCO CLO Series 2017-AA, Class A 3.079% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	250,000	239,914
Apidos CLO XXV Series 2016-25A, Class A1R 2.989% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	375,947
Apidos CLO XXXII Series 2019-32A, Class A1 3.003% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	469,258
ARES XLI CLO, Ltd. Series 2016-41A, Class AR 3.031% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	600,000	574,073
ARES XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.026% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	52,477	52,037
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 2.971% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(b)	400,000	385,512
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.069% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	300,000	290,524
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 3.249% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	250,000	232,293
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.036% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	715,051
Deutsche Bank Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	545,875	527,583
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,270,750	1,226,693
Dryden CLO, Ltd. Series 2019-76A, Class A1 3.264% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(b)	250,000	236,472
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	91,080	88,950
ELFI Graduate Loan Program LLC Series 2019-A, Class A 2.54%, due 3/25/44 (a)	646,107	652,010
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	97,250	91,813
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 2.843% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	241,669
Highbridge Loan Management, Ltd. Series 2011A-17, Class AR 2.657% (3 Month LIBOR + 1.02%), due 5/6/30 (a)(b)	850,000	805,428
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	286,269	285,400
Magnetite XVIII, Ltd. (a)(b)
Series 2016-18A, Class AR 2.772% (3 Month LIBOR + 1.08%), due 11/15/28	400,000	385,093
Series 2019-23A, Class A 3.17% (3 Month LIBOR + 1.30%), due 10/25/32	250,000	234,894
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	212,732	198,631
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	300,000	295,341
Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR2 2.646% (3 Month LIBOR + 1.03%), due 1/28/30 (a)(b)	250,000	239,582
Neuberger Berman CLO, Ltd. Series 2017-24A, Class AR 1.804% (3 Month LIBOR + 1.02%), due 4/19/30 (a)(b)	250,000	238,336
Octagon Investment Partners 29, Ltd. Series 2016-1A, Class AR 2.981% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	350,000	321,516
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.139% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	332,329
Palmer Square CLO, Ltd. (a)(b)
Series 2015-1A, Class A1R2 2.916% (3 Month LIBOR + 1.22%), due 5/21/29	500,000	483,627
Series 2014-1A, Class A1R2 2.966% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	238,266
Series-2015-2A, Class A2R2 3.369% (3 Month LIBOR + 1.55%), due 7/20/30	750,000	682,631
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 2.899% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	650,000	631,690
Sierra Timeshare Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	114,953	114,066
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	500,000	472,516
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	250,000	249,782
Series 2020-A, Class A2FX 2.54%, due 5/15/46	200,000	193,433
Series 2019-A, Class A1FX 3.18%, due 6/15/48	135,196	135,018
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	395,000	385,129
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 2.845% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	236,684
TIAA CLO III, Ltd. Series 2017-2A, Class A 2.993% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	323,648
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.131% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	350,000	333,393
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 2.889% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	260,000	251,610
Voya CLO, Ltd. Series 2019-1A, Class AR 2.57% (3 Month LIBOR + 1.06%), due 4/15/31 (a)(b)	250,000	233,641
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.029% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	400,000	386,363
		15,087,846
Total Asset-Backed Securities (Cost $16,255,780)		15,525,587

Corporate Bonds 20.0%
Aerospace & Defense 0.4%
BAE Systems Holdings, Inc. 3.85%, due 12/15/25 (a)	445,000	452,489
Boeing Co.
2.70%, due 2/1/27	325,000	298,013
2.95%, due 2/1/30	375,000	351,465
3.10%, due 5/1/26	240,000	220,786
		1,322,753
Apparel 0.2%
Nike, Inc. 2.85%, due 3/27/30	475,000	501,878

Auto Manufacturers 1.2%
Daimler Finance North America LLC 2.592% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	550,000	509,780
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	425,000	391,000
3.664%, due 9/8/24	975,000	877,500
General Motors Financial Co., Inc. 4.35%, due 4/9/25	600,000	520,564
Volkswagen Group of America Finance LLC (a)
2.064% (3 Month LIBOR + 0.86%), due 9/24/21 (b)	275,000	251,858
3.20%, due 9/26/26	300,000	288,497
4.00%, due 11/12/21	925,000	915,046
		3,754,245
Banks 5.7%
Bank of America Corp. 4.45%, due 3/3/26	2,405,000	2,590,273
Canadian Imperial Bank of Commerce 2.25%, due 1/28/25	525,000	518,781
Citigroup, Inc. 4.60%, due 3/9/26	805,000	853,874
Fifth Third Bancorp 4.30%, due 1/16/24	875,000	927,029
Goldman Sachs Group, Inc.
2.60%, due 2/7/30	350,000	330,070
3.85%, due 1/26/27	550,000	567,094
HSBC Holdings PLC 2.292% (3 Month LIBOR + 0.60%), due 5/18/21 (b)	600,000	587,720
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,250,000	1,293,419
JPMorgan Chase & Co. 2.301% (SOFR + 1.16%), due 10/15/25 (b)	2,255,000	2,243,744
KeyBank N.A. 1.25%, due 3/10/23	950,000	931,566
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	430,000	426,871
Mizuho Financial Group, Inc. (b)
1.623% (3 Month LIBOR + 0.85%), due 9/13/23	300,000	274,889
2.309% (3 Month LIBOR + 0.63%), due 5/25/24	1,430,000	1,299,012
Morgan Stanley
2.72%, due 7/22/25 (c)	550,000	551,075
3.625%, due 1/20/27	300,000	320,974
4.35%, due 9/8/26	695,000	736,193
Santander UK PLC 2.10%, due 1/13/23	200,000	193,656
Societe Generale S.A. 2.625%, due 1/22/25 (a)	1,600,000	1,540,291
Truist Bank 1.50%, due 3/10/25	400,000	386,387
Wells Fargo & Co. 2.164%, due 2/11/26 (c)	1,275,000	1,249,096
		17,822,014
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	660,000	728,541

Building Materials 0.5%
Masco Corp. 4.45%, due 4/1/25	1,000,000	995,124
Owens Corning 3.95%, due 8/15/29	600,000	566,399
		1,561,523
Chemicals 0.3%
Albemarle Corp. 2.742% (3 Month LIBOR + 1.05%), due 11/15/22 (a)(b)	575,000	547,536
NewMarket Corp. 4.10%, due 12/15/22	475,000	511,247
		1,058,783
Diversified Financial Services 0.6%
Ameriprise Financial, Inc. 3.00%, due 4/2/25	250,000	248,942
Blackstone Holdings Finance Co. LLC 2.50%, due 1/10/30 (a)	300,000	270,808
GE Capital International Funding Co. 3.373%, due 11/15/25	1,215,000	1,208,943
		1,728,693
Electric 2.5%
American Electric Power Co., Inc. 2.30%, due 3/1/30	350,000	326,360
Commonwealth Edison Co. 3.10%, due 11/1/24	475,000	485,247
DTE Electric Co. 2.65%, due 6/15/22	450,000	446,838
Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,775,000	1,770,945
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	875,000	885,117
Entergy Arkansas LLC 3.70%, due 6/1/24	450,000	472,225
Entergy Corp. 4.00%, due 7/15/22	875,000	897,995
Evergy, Inc. 4.85%, due 6/1/21	330,000	333,515
Exelon Corp.
2.85%, due 6/15/20	500,000	499,945
4.05%, due 4/15/30	250,000	252,500
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	600,000	624,299
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	450,000	461,272
WEC Energy Group, Inc. 3.375%, due 6/15/21	400,000	401,603
		7,857,861
Electrical Equipment 0.1%
Carrier Global Corp. 2.722%, due 2/15/30 (a)	425,000	391,609

Food 0.2%
Conagra Brands, Inc. 4.85%, due 11/1/28	400,000	428,275
General Mills, Inc. 2.875%, due 4/15/30	150,000	149,700
Ingredion, Inc. 4.625%, due 11/1/20	175,000	175,106
		753,081
Insurance 0.3%
MET Tower Global Funding 1.561% (SOFR + 0.55%), due 1/17/23 (a)(b)	850,000	773,976
Prudential Financial, Inc. 2.10%, due 3/10/30	300,000	277,341
		1,051,317
Iron & Steel 0.3%
Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	114,138
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	825,000	816,781
		930,919
Machinery - Diversified 0.1%
Deere & Co. 3.10%, due 4/15/30	400,000	423,382

Media 0.1%
Comcast Corp. 3.10%, due 4/1/25	325,000	345,223

Mining 0.2%
Anglo American Capital PLC (a)
5.375%, due 4/1/25	320,000	323,362
5.625%, due 4/1/30	400,000	405,649
		729,011
Oil & Gas 0.5%
Cenovus Energy, Inc. 4.25%, due 4/15/27	225,000	110,180
Helmerich & Payne, Inc. 4.65%, due 3/15/25	475,000	495,193
Occidental Petroleum Corp.
3.142% (3 Month LIBOR + 1.45%), due 8/15/22 (b)	375,000	251,309
4.85%, due 3/15/21	947,000	794,998
Petroleos Mexicanos 5.35%, due 2/12/28	50,000	34,875
		1,686,555
Oil & Gas Services 0.3%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,075,000	1,017,243

Packaging & Containers 0.3%
WRKCo., Inc. 3.75%, due 3/15/25	800,000	804,219

Pharmaceuticals 1.6%
AbbVie, Inc. 2.95%, due 11/21/26 (a)	825,000	828,784
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	600,000	640,732
Becton Dickinson & Co. 2.894%, due 6/6/22	1,413,000	1,410,363
Bristol-Myers Squibb Co. 3.20%, due 6/15/26 (a)	725,000	769,655
Cigna Corp. 4.125%, due 11/15/25	1,140,000	1,219,428
		4,868,962
Pipelines 1.0%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,000,000	939,372
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,489,000	1,480,999
MPLX, L.P. 1.899% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	400,000	377,974
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	200,000	196,482
		2,994,827
Real Estate 0.2%
Prologis, L.P. 2.25%, due 4/15/30	550,000	502,575

Real Estate Investment Trusts 1.6%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	775,000	764,293
Crown Castle International Corp. 3.30%, due 7/1/30	200,000	198,358
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29	275,000	242,745
Healthpeak Properties, Inc. 3.25%, due 7/15/26	525,000	509,206
Highwoods Realty, L.P. 3.875%, due 3/1/27	1,175,000	1,169,847
Kimco Realty Corp. 3.80%, due 4/1/27	200,000	198,241
Realty Income Corp. 3.25%, due 10/15/22	550,000	552,266
SBA Tower Trust 2.836%, due 1/15/50 (a)	500,000	482,787
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	1,015,000	944,566
		5,062,309
Retail 0.3%
CVS Health Corp.
3.75%, due 4/1/30	525,000	540,569
4.30%, due 3/25/28	390,000	417,161
		957,730
Software 0.7%
Fiserv, Inc.
3.20%, due 7/1/26	450,000	464,791
3.85%, due 6/1/25	475,000	500,873
4.20%, due 10/1/28	550,000	595,096
Oracle Corp. 2.80%, due 4/1/27	600,000	608,869
		2,169,629
Telecommunications 0.5%
AT&T, Inc. 4.35%, due 3/1/29	675,000	728,254
Verizon Communications, Inc.
3.376%, due 2/15/25	6,000	6,410
4.016%, due 12/3/29	787,000	883,883
		1,618,547
Transportation 0.1%
United Parcel Service, Inc., 4.45%, due 4/1/30	275,000	311,190

Total Corporate Bonds (Cost $63,973,190)		62,954,619

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	220,000	216,700

Mexico 0.1%
United Mexican States 3.75%, due 1/11/28	300,000	298,203

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	200,000	208,487

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	53,236

Total Foreign Government Bonds (Cost $748,313)		776,626

Mortgage-Backed Securities 4.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
Bank
Series 2020-BN26, Class A4 2.403%, due 3/15/63	750,000	739,214
Series 2020-BN25, Class AS 2.841%, due 1/15/63	500,000	460,658
Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	303,880
Series 2018-BN14, Class A2 4.128%, due 9/15/60	400,000	424,433
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	206,570
Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	155,557
BX Commercial Mortgage Trust Series 2019-XL, Class A 1.625% (1 Month LIBOR + 0.92%), due 10/15/36 (a)(b)	477,700	454,381
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	608,512
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	911,382
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5 2.717%, due 2/15/53	500,000	506,433
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 2.183% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	1,250,000	1,056,378
Credit Suisse Mortgage Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)	750,000	674,052
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	811,903
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,016,821
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	914,961
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	518,256
		9,763,391
Whole Loan (Collateralized Mortgage Obligations) 1.0%
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, due 11/25/49 (a)(d)	405,732	393,551
JP Morgan Mortgage Trust Series 2019-1, Class A11 1.897% (1 Month LIBOR + 0.95%), due 5/25/49 (a)(b)	641,735	611,915
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(d)	296,078	292,278
Sequoia Mortgage Trust (a)(d) Series 2020-3, Class A1 3.00%, due 4/25/50	750,000	759,023
Series 2020-1, Class A1 3.50%, due 2/25/50	191,941	195,475
Series 2020-2, Class A1 3.50%, due 3/25/50	745,536	752,627
		3,004,869

Total Mortgage-Backed Securities (Cost $13,274,250)		12,768,260

U.S. Government & Federal Agencies 13.3%
Federal Farm Credit Bank 1.1%
1.55%, due 1/28/22	950,000	967,819
1.89%, due 3/4/26	1,100,000	1,101,892
2.03%, due 1/21/28	850,000	893,966
2.44%, due 10/16/28	500,000	496,926
		3,460,603
Federal Home Loan Bank 3.3%
1.625%, due 12/20/21	1,300,000	1,327,613
1.70%, due 5/15/20	500,000	500,829
2.375%, due 3/14/25	650,000	711,064
2.50%, due 12/10/27	1,050,000	1,159,954
2.875%, due 9/13/24	1,175,000	1,291,429
3.00%, due 3/10/28	300,000	341,551
3.125%, due 9/12/25	800,000	904,293
3.25%, due 6/9/28	800,000	942,788
3.25%, due 11/16/28	2,775,000	3,279,897
		10,459,418
Federal Home Loan Mortgage Corporation 0.9%
1.50%, due 2/12/25	1,300,000	1,356,532
1.875%, due 3/5/25	575,000	575,838
1.97%, due 2/6/25	875,000	876,004
		2,808,374
Federal National Mortgage Association 0.8%
1.625%, due 1/7/25	1,275,000	1,338,358
1.75%, due 7/2/24	525,000	549,119
2.00%, due 1/24/25	575,000	577,027
		2,464,504
United States Treasury Notes 7.2%
0.50%, due 3/31/25	150,000	150,938
0.625%, due 3/31/27	1,250,000	1,257,129
1.125%, due 2/28/22	3,500,000	3,558,105
1.375%, due 1/31/22	275,000	280,844
1.625%, due 11/15/22	15,415,000	15,960,546
1.75%, due 7/31/21	1,475,000	1,505,883
		22,713,445
Total U.S. Government & Federal Agencies (Cost $40,321,167)		41,906,344
Total Long-Term Bonds (Cost $134,572,700)		133,931,436

	Shares
Common Stocks 53.5%
Aerospace & Defense 1.2%
Curtiss-Wright Corp.	3,944	364,465
General Dynamics Corp.	3,815	504,763
Huntington Ingalls Industries, Inc.	3,073	559,931
L3Harris Technologies, Inc.	825	148,599
Raytheon Co.	4,059	532,338
Raytheon Technologies Corp.	6,259	590,412
Spirit AeroSystems Holdings, Inc., Class A	6,187	148,055
Textron, Inc.	18,121	483,287
TransDigm Group, Inc.	944	302,259
		3,634,109
Air Freight & Logistics 0.1%
FedEx Corp.	3,639	441,265

Airlines 0.4%
Delta Air Lines, Inc.	18,304	522,213
Southwest Airlines Co.	13,908	495,264
United Airlines Holdings, Inc. (e)	4,504	142,101
		1,159,578
Automobiles 0.4%
Ford Motor Co.	101,433	489,921
General Motors Co.	23,110	480,226
Thor Industries, Inc.	10,572	445,927
		1,416,074
Banks 2.0%
Bank of America Corp.	29,399	624,141
Bank OZK	30,499	509,333
Citigroup, Inc.	13,256	558,343
Comerica, Inc.	14,458	424,198
East West Bancorp, Inc.	6,118	157,477
Fifth Third Bancorp	7,862	116,751
First Hawaiian, Inc.	27,196	449,550
First Republic Bank	3,371	277,366
JPMorgan Chase & Co.	5,936	534,418
PNC Financial Services Group, Inc.	5,043	482,716
Signature Bank	4,060	326,383
Synovus Financial Corp.	4,251	74,647
Truist Financial Corp.	20,690	638,080
U.S. Bancorp	16,215	558,607
Wells Fargo & Co.	18,579	533,217
Wintrust Financial Corp.	1,427	46,891
		6,312,118
Beverages 0.7%
Coca-Cola Co.	12,490	552,682
Constellation Brands, Inc., Class A	3,849	551,793
Keurig Dr. Pepper, Inc.	20,239	491,201
PepsiCo., Inc.	4,460	535,646
		2,131,322
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (e)	6,551	588,214
Alkermes PLC (e)	10,386	149,766
Amgen, Inc.	2,858	579,402
Biogen, Inc. (e)	1,974	624,534
Bluebird Bio, Inc. (e)	51	2,344
Exelixis, Inc. (e)	10,243	176,385
Gilead Sciences, Inc.	7,320	547,243
Regeneron Pharmaceuticals, Inc. (e)	1,166	569,346
United Therapeutics Corp. (e)	2,185	207,193
		3,444,427
Building Products 0.6%
Johnson Controls International PLC	22,618	609,781
Masco Corp.	7,113	245,897
Owens Corning	14,940	579,821
Trane Technologies PLC	5,974	493,393
		1,928,892
Capital Markets 3.0%
Ameriprise Financial, Inc.	7,782	797,499
Bank of New York Mellon Corp.	17,065	574,749
BlackRock, Inc.	1,623	714,071
Cboe Global Markets, Inc.	778	69,437
Charles Schwab Corp.	14,079	473,336
CME Group, Inc.	2,945	509,220
Evercore, Inc., Class A	10,300	474,418
Franklin Resources, Inc.	29,056	484,945
Goldman Sachs Group, Inc.	3,475	537,200
Intercontinental Exchange, Inc.	7,950	641,963
Janus Henderson Group PLC	24,160	370,131
Lazard, Ltd., Class A	17,640	415,599
Morgan Stanley	16,869	573,546
Nasdaq, Inc.	1,032	97,988
Raymond James Financial, Inc.	354	22,373
State Street Corp.	20,363	1,084,737
T. Rowe Price Group, Inc.	9,826	959,509
TD Ameritrade Holding Corp.	16,143	559,516
		9,360,237
Chemicals 1.6%
Air Products & Chemicals, Inc.	2,654	529,765
Cabot Corp.	11,030	288,104
CF Industries Holdings, Inc.	13,653	371,361
Corteva, Inc. (e)	21,274	499,939
Dow, Inc.	15,382	449,770
DuPont de Nemours, Inc.	14,291	487,323
FMC Corp.	3,723	304,132
Huntsman Corp.	40,108	578,758
Linde PLC	2,711	469,003
LyondellBasell Industries N.V., Class A	13,127	651,493
PPG Industries, Inc.	6,470	540,892
		5,170,540
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (e)	10,158	521,512
Republic Services, Inc.	7,133	535,403
Waste Management, Inc.	5,338	494,085
		1,551,000
Communications Equipment 0.1%
Motorola Solutions, Inc.	3,363	447,010

Construction & Engineering 0.2%
AECOM (e)	18,998	567,090
Fluor Corp.	30,722	212,289
		779,379
Consumer Finance 0.8%
American Express Co.	7,707	659,796
Capital One Financial Corp.	12,398	625,107
SLM Corp.	74,761	537,532
Synchrony Financial	40,222	647,172
		2,469,607
Containers & Packaging 0.1%
Ardagh Group S.A.	8,266	98,035
Crown Holdings, Inc. (e)	2,272	131,867
		229,902
Distributors 0.2%
LKQ Corp. (e)	30,250	620,427

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B (e)	2,893	528,927
Equitable Holdings, Inc.	40,936	591,525
Jefferies Financial Group, Inc.	42,850	585,760
Voya Financial, Inc.	15,826	641,744
		2,347,956
Diversified Telecommunication Services 0.3%
AT&T, Inc.	15,193	442,876
Verizon Communications, Inc.	8,084	434,353
		877,229
Electric Utilities 3.0%
American Electric Power Co., Inc.	5,810	464,684
Duke Energy Corp.	6,340	512,779
Edison International	244	13,369
Entergy Corp.	11,146	1,047,390
Evergy, Inc.	16,264	895,333
Eversource Energy	4,301	336,381
Exelon Corp.	13,567	499,401
FirstEnergy Corp.	24,594	985,482
Hawaiian Electric Industries, Inc.	5,770	248,398
IDACORP, Inc.	4,478	393,124
NextEra Energy, Inc.	2,238	538,507
NRG Energy, Inc.	26,450	721,027
OGE Energy Corp.	4,231	130,019
PG&E Corp. (e)	14,962	134,508
Pinnacle West Capital Corp.	7,873	596,695
PPL Corp.	31,304	772,583
Southern Co.	9,408	509,349
Xcel Energy, Inc.	8,481	511,404
		9,310,433
Electrical Equipment 0.8%
Acuity Brands, Inc.	6,982	598,078
Eaton Corp. PLC	9,200	714,748
Emerson Electric Co.	12,319	587,000
Regal Beloit Corp.	9,386	590,849
		2,490,675
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc. (e)	12,102	627,731
Avnet, Inc.	21,830	547,933
Jabil, Inc.	23,949	588,666
SYNNEX Corp.	6,558	479,390
		2,243,720
Energy Equipment & Services 0.3%
Halliburton Co.	21,000	143,850
Patterson-UTI Energy, Inc.	103,576	243,404
Schlumberger, Ltd.	31,702	427,660
		814,914
Entertainment 0.8%
Activision Blizzard, Inc.	9,412	559,826
Electronic Arts, Inc. (e)	5,567	557,646
Lions Gate Entertainment Corp., Class B (e)	73,778	411,681
Take-Two Interactive Software, Inc. (e)	5,705	676,670
Walt Disney Co.	4,634	447,645
		2,653,468
Equity Real Estate Investment Trusts 3.9%
Alexandria Real Estate Equities, Inc.	2,447	335,386
American Campus Communities, Inc.	7,979	221,417
American Homes 4 Rent, Class A	11,214	260,165
Apartment Investment & Management Co., Class A	503	17,680
AvalonBay Communities, Inc.	4,823	709,801
Boston Properties, Inc.	2,975	274,384
Brandywine Realty Trust	6,764	71,157
Camden Property Trust	2,559	202,775
Columbia Property Trust, Inc.	12,714	158,925
CubeSmart	11,547	309,344
CyrusOne, Inc.	5,824	359,632
Digital Realty Trust, Inc.	6,618	919,306
Duke Realty Corp.	9,542	308,970
Equity Residential	12,679	782,421
Essex Property Trust, Inc.	1,231	271,115
Federal Realty Investment Trust	531	39,618
Gaming and Leisure Properties, Inc.	9,832	272,445
Healthpeak Properties, Inc.	8,304	198,050
Highwoods Properties, Inc.	5,805	205,613
Host Hotels & Resorts, Inc.	9,269	102,330
Hudson Pacific Properties, Inc.	1,892	47,981
Invitation Homes, Inc.	21,529	460,075
Iron Mountain, Inc.	5,565	132,447
Kilroy Realty Corp.	567	36,118
Kimco Realty Corp.	802	7,755
Life Storage, Inc.	3,009	284,501
Medical Properties Trust, Inc.	6,097	105,417
Mid-America Apartment Communities, Inc.	4,583	472,187
National Retail Properties, Inc.	1,401	45,098
Omega Healthcare Investors, Inc.	1,125	29,858
Paramount Group, Inc.	19,576	172,269
Prologis, Inc.	8,395	674,706
Public Storage	2,532	502,881
Rayonier, Inc.	9,957	234,487
Realty Income Corp.	6,765	337,303
Regency Centers Corp.	1,393	53,533
Simon Property Group, Inc.	8,109	444,860
SL Green Realty Corp.	41	1,767
STORE Capital Corp.	550	9,966
Sun Communities, Inc.	3,119	389,407
UDR, Inc.	3,781	138,158
Ventas, Inc.	13,708	367,374
VEREIT, Inc.	759	3,712
VICI Properties, Inc.	5,730	95,347
Vornado Realty Trust	1,800	65,178
W.P. Carey, Inc.	2,549	148,046
Welltower, Inc.	13,588	622,059
Weyerhaeuser Co.	27,890	472,736
		12,375,760
Food & Staples Retailing 1.0%
Kroger Co.	36,896	1,111,308
Sprouts Farmers Market, Inc. (e)	28,115	522,658
U.S. Foods Holding Corp. (e)	25,126	444,981
Walgreens Boots Alliance, Inc.	12,188	557,601
Walmart, Inc.	4,104	466,296
		3,102,844
Food Products 1.7%
Archer-Daniels-Midland Co.	1,110	39,050
Bunge, Ltd.	17,294	709,573
General Mills, Inc.	9,922	523,584
Ingredion, Inc.	7,399	558,624
Kraft Heinz Co.	19,583	484,483
Lamb Weston Holdings, Inc.	9,309	531,544
Mondelez International, Inc., Class A	11,188	560,295
Pilgrim’s Pride Corp. (e)	25,971	470,595
Seaboard Corp.	34	95,635
TreeHouse Foods, Inc. (e)	12,611	556,776
Tyson Foods, Inc., Class A	15,855	917,529
		5,447,688
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	6,474	510,863
Baxter International, Inc.	6,532	530,333
Becton, Dickinson and Co.	2,027	465,744
Danaher Corp.	3,350	463,673
DENTSPLY SIRONA, Inc.	19,757	767,164
Hill-Rom Holdings, Inc.	6,755	679,553
Hologic, Inc. (e)	8,486	297,859
Medtronic PLC	6,388	576,070
Zimmer Biomet Holdings, Inc.	1,023	103,405
		4,394,664
Health Care Providers & Services 2.2%
Anthem, Inc.	3,042	690,656
Cardinal Health, Inc.	19,059	913,688
Centene Corp. (e)	5,570	330,914
Cigna Corp. (e)	4,021	712,441
CVS Health Corp.	8,836	524,240
DaVita, Inc. (e)	9,144	695,493
HCA Healthcare, Inc.	6,748	606,308
Henry Schein, Inc. (e)	3,668	185,307
Humana, Inc.	2,478	778,142
McKesson Corp.	7,903	1,068,960
MEDNAX, Inc. (e)	16,668	194,015
Universal Health Services, Inc., Class B	1,606	159,122
		6,859,286
Hotels, Restaurants & Leisure 1.4%
Aramark	24,762	494,497
Carnival Corp.	44,294	583,352
Extended Stay America, Inc.	60,302	440,808
Las Vegas Sands Corp.	9,360	397,519
McDonald’s Corp.	3,421	565,663
MGM Resorts International	12,964	152,975
Norwegian Cruise Line Holdings, Ltd. (e)	15,367	168,422
Royal Caribbean Cruises, Ltd.	8,756	281,681
Six Flags Entertainment Corp.	9,878	123,870
Yum China Holdings, Inc.	10,275	438,023
Yum! Brands, Inc.	9,404	644,456
		4,291,266
Household Durables 0.5%
D.R. Horton, Inc.	12,921	439,314
Lennar Corp., Class B	3,173	91,763
Mohawk Industries, Inc. (e)	1,187	90,497
PulteGroup, Inc.	23,390	522,065
Toll Brothers, Inc.	19,334	372,179
		1,515,818
Household Products 0.5%
Colgate-Palmolive Co.	7,757	514,755
Kimberly-Clark Corp.	4,175	533,857
Procter & Gamble Co.	4,801	528,110
		1,576,722
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	55,112	749,523
Vistra Energy Corp.	44,017	702,512
		1,452,035
Industrial Conglomerates 0.7%
3M Co.	3,450	470,959
General Electric Co.	66,571	528,574
Honeywell International, Inc.	4,516	604,196
Roper Technologies, Inc.	1,844	574,978
		2,178,707
Insurance 3.4%
Aflac, Inc.	18,261	625,257
Allstate Corp.	6,405	587,531
American International Group, Inc.	27,540	667,845
American National Insurance Co.	6,392	526,573
Arch Capital Group, Ltd. (e)	9,191	261,576
Athene Holding, Ltd., Class A (e)	17,764	440,903
Chubb, Ltd.	4,979	556,105
Everest Re Group, Ltd.	69	13,277
Fidelity National Financial, Inc.	24,392	606,873
First American Financial Corp.	14,637	620,755
Hartford Financial Services Group, Inc.	5,176	182,402
Kemper Corp.	6,758	502,592
Markel Corp. (e)	204	189,290
Marsh & McLennan Cos., Inc.	6,116	528,789
Mercury General Corp.	13,577	552,855
MetLife, Inc.	22,589	690,546
Old Republic International Corp.	40,393	615,993
Progressive Corp.	7,049	520,498
Prudential Financial, Inc.	13,552	706,601
Reinsurance Group of America, Inc.	6,019	506,439
Travelers Cos., Inc.	6,007	596,795
Willis Towers Watson PLC	747	126,878
		10,626,373
Interactive Media & Services 0.2%
IAC/InterActiveCorp (e)	2,249	403,088
TripAdvisor, Inc.	12,868	223,775
		626,863
Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.	4,724	265,819
Qurate Retail, Inc., Series A (e)	92,025	561,813
		827,632
IT Services 1.5%
Akamai Technologies, Inc. (e)	5,541	506,946
Amdocs, Ltd.	13,289	730,497
CACI International, Inc., Class A (e)	3,122	659,210
Cognizant Technology Solutions Corp., Class A	12,774	593,608
DXC Technology Co.	20,322	265,202
Fidelity National Information Services, Inc.	3,969	482,789
International Business Machines Corp.	4,856	538,676
Leidos Holdings, Inc.	10,000	916,500
Sabre Corp. (e)	10,130	60,071
		4,753,499
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	1,165	83,437
Avantor, Inc. (e)	46,217	577,250
IQVIA Holdings, Inc. (e)	8,111	874,853
Thermo Fisher Scientific, Inc.	1,837	520,973
		2,056,513
Machinery 1.3%
AGCO Corp.	12,680	599,130
Caterpillar, Inc.	4,428	513,825
Crane Co.	10,463	514,570
Cummins, Inc.	7,950	1,075,794
Deere & Co.	3,587	495,580
Dover Corp.	1,117	93,761
Ingersoll Rand, Inc. (e)	2,927	72,590
ITT, Inc.	304	13,790
PACCAR, Inc.	1,002	61,252
Parker-Hannifin Corp.	489	63,438
Stanley Black & Decker, Inc.	846	84,600
Timken Co.	16,783	542,762
		4,131,092
Media 0.5%
Charter Communications, Inc., Class A (e)	1,392	607,344
Comcast Corp., Class A	13,729	472,003
Fox Corp., Class B (e)	12,275	280,852
John Wiley & Sons, Inc., Class A	1,516	56,835
Liberty Media Corp-Liberty SiriusXM, Class C (e)	4,073	128,788
		1,545,822
Metals & Mining 0.7%
Newmont Corp.	33,988	1,538,977
Reliance Steel & Aluminum Co.	762	66,743
Southern Copper Corp.	19,681	554,217
		2,159,937
Multi-Utilities 1.6%
CenterPoint Energy, Inc.	1,231	19,019
Consolidated Edison, Inc.	16,247	1,267,266
Dominion Energy, Inc.	6,866	495,657
DTE Energy Co.	6,141	583,211
MDU Resources Group, Inc.	29,071	625,026
Public Service Enterprise Group, Inc.	9,918	445,417
Sempra Energy	3,434	388,008
WEC Energy Group, Inc.	15,218	1,341,162
		5,164,766
Multiline Retail 0.4%
Dollar General Corp.	3,559	537,444
Kohl’s Corp.	3,920	57,193
Target Corp.	5,497	511,056
		1,105,693
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	7,501	543,522
Cimarex Energy Co.	2,802	47,158
ConocoPhillips	19,109	588,557
Devon Energy Corp.	15,145	104,652
EOG Resources, Inc.	11,775	422,958
Exxon Mobil Corp.	12,933	491,066
HollyFrontier Corp.	5,992	146,864
Kinder Morgan, Inc.	36,876	513,314
Kosmos Energy, Ltd.	34,642	31,025
Marathon Petroleum Corp.	24,472	578,029
Occidental Petroleum Corp.	41,976	486,082
PBF Energy, Inc., Class A	25,169	178,197
Phillips 66	9,663	518,420
Pioneer Natural Resources Co.	5,353	375,513
Valero Energy Corp.	16,294	739,096
Williams Cos., Inc.	270	3,820
		5,768,273
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	13,285	290,277

Pharmaceuticals 1.9%
Allergan PLC	2,797	495,349
Bristol-Myers Squibb Co.	10,110	563,531
Catalent, Inc. (e)	15,145	786,783
Elanco Animal Health, Inc. (e)	11,204	250,857
Horizon Therapeutics PLC (e)	21,572	638,963
Jazz Pharmaceuticals PLC (e)	1,767	176,240
Johnson & Johnson	4,782	627,064
Merck & Co., Inc.	8,004	615,828
Mylan N.V. (e)	42,532	634,152
Perrigo Co. PLC	13,958	671,240
Pfizer, Inc.	18,656	608,932
		6,068,939
Professional Services 0.3%
IHS Markit, Ltd.	7,614	456,840
ManpowerGroup, Inc.	10,107	535,570
		992,410
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (e)	8,847	333,620
Jones Lang LaSalle, Inc.	6,060	611,939
		945,559
Road & Rail 0.7%
CSX Corp.	11,152	639,010
Norfolk Southern Corp.	3,946	576,116
Schneider National, Inc., Class B	27,217	526,377
Uber Technologies, Inc. (e)	20,943	584,728
		2,326,231
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	5,508	493,792
Applied Materials, Inc.	13,194	604,549
Intel Corp.	10,720	580,166
Lam Research Corp.	2,771	665,040
Micron Technology, Inc. (e)	13,895	584,424
MKS Instruments, Inc.	1,820	148,239
Qorvo, Inc. (e)	9,628	776,306
Skyworks Solutions, Inc.	9,350	835,703
		4,688,219
Software 0.7%
Autodesk, Inc. (e)	3,687	575,541
Citrix Systems, Inc.	1,516	214,590
NortonLifeLock, Inc.	42,485	794,894
Nuance Communications, Inc. (e)	8,138	136,556
SS&C Technologies Holdings, Inc.	12,358	541,527
		2,263,108
Specialty Retail 0.6%
Best Buy Co., Inc.	13,600	775,200
Foot Locker, Inc.	7,651	168,705
Home Depot, Inc.	3,273	611,102
Tiffany & Co.	3,465	448,717
		2,003,724
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (e)	13,822	546,660
HP, Inc.	38,798	673,533
Xerox Holdings Corp.	30,051	569,166
		1,789,359
Textiles, Apparel & Luxury Goods 0.2%
Skechers U.S.A., Inc., Class A (e)	23,938	568,288
Tobacco 0.4%
Altria Group, Inc.	14,949	578,078
Philip Morris International, Inc.	8,861	646,498
		1,224,576
Trading Companies & Distributors 0.0% ‡
WESCO International, Inc. (e)	1,663	38,000

Water Utilities 0.0% ‡
American Water Works Co., Inc.	686	82,018

Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc. (e)	5,373	450,795
Telephone & Data Systems, Inc.	30,968	519,024
United States Cellular Corp. (e)	5,805	170,028
		1,139,847

Total Common Stocks (Cost $185,255,501)		168,216,090

Exchange-Traded Funds 3.5%
iShares Intermediate Government / Credit Bond ETF	34,317	3,936,846
iShares Russell 1000 Value ETF	50,619	5,020,392
iShares Russell Mid-Cap ETF	8,021	346,267
SPDR S&P 500 ETF Trust (f)	1,654	426,319
Vanguard Mid-Cap Value ETF	14,122	1,147,977

Total Exchange-Traded Funds (Cost $11,003,671)		10,877,801

	Principal Amount
Short-Term Investments 0.8%
Repurchase Agreements 0.7%
Fixed Income Clearing Corp. 0.00%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $175,709 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 9/15/22, with a Principal Amount of $175,000 and a Market Value of $180,448)	$175,709	175,709
RBC Capital Markets 0.01%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $1,871,001 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 8/15/21, with a Principal Amount of $1,854,600 and a Market Value of $1,908,480)	1,871,000	1,871,000

Total Repurchase Agreements (Cost $2,046,709)		2,046,709

	Shares
Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (g)(h)	437,079	437,079
Total Unaffiliated Investment Company (Cost $437,079)		437,079
Total Short-Term Investments (Cost $2,483,788)		2,483,788
Total Investments (Cost $333,315,660)	100.3%	315,509,115
Other Assets, Less Liabilities	(0.3)	(862,910)
Net Assets	100.0%	$314,646,205

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $421,937. The Portfolio received cash collateral with a value of $437,079.
(g)	Current yield as of March 31, 2020.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Futures Contracts

As of March 31, 2020, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]

Long Contracts
10-Year United States Treasury Note	34	June 2020	$4,509,637	$4,715,375	$205,738
2-Year United States Treasury Note	33	June 2020	7,209,967	7,272,632	62,665
5-Year United States Treasury Note	91	June 2020	11,052,476	11,407,703	355,227
Total Long Contracts					623,630

Short Contracts
10-Year United States Treasury Ultra Note	(18)	June 2020	(2,664,835)	(2,808,562)	(143,727)
United States Treasury Ultra Bond	(1)	June 2020	(222,436)	(221,875)	561
Total Short Contracts					(143,166)
Net Unrealized Appreciation					$480,464

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

The following abbreviations are used in the preceding pages:
CME	—Chicago Mercantile Exchange
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$15,525,587	$—	$15,525,587
Corporate Bonds	—	62,954,619	—	62,954,619
Foreign Government Bonds	—	776,626	—	776,626
Mortgage-Backed Securities	—	12,768,260	—	12,768,260
U.S. Government & Federal Agencies	—	41,906,344	—	41,906,344
Total Long-Term Bonds	—	133,931,436	—	133,931,436
Common Stocks	168,216,090	—	—	168,216,090
Exchange-Traded Funds	10,877,801	—	—	10,877,801
Short-Term Investments
Repurchase Agreements	—	2,046,709	—	2,046,709
Unaffiliated Investment Company	437,079	—	—	437,079
Total Short-Term Investments	437,079	2,046,709	—	2,483,788
Total Investments in Securities	179,530,970	135,978,145	—	315,509,115
Other Financial Instruments
Futures Contracts (b)	623,630	—	—	623,630
Total Investments in Securities and Other Financial Instruments	$180,154,600	$135,978,145	$—	$316,132,745

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(143,166)	$—	$—	$(143,166)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments  March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 51.2%†
Asset-Backed Securities 1.4%
Automobile Asset-Backed Securities 0.6%
Credit Acceptance Auto Loan Series 2018-2A, Class B 3.94%, due 7/15/27 (a)	$387,000	$380,120
Drive Auto Receivables Trust
Series 2019-2, Class A3 3.04%, due 3/15/23	689,000	690,863
Series 2017-3, Class D 3.53%, due 12/15/23 (a)	212,756	212,761
Series 2017-AA, Class D 4.16%, due 5/15/24 (a)	371,392	370,490
Series 2017-1, Class E 5.17%, due 9/16/24	1,590,000	1,588,939
Series 2017-2, Class E 5.27%, due 11/15/24	1,400,000	1,374,116
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C 3.85%, due 10/14/25	181,000	179,036
Series 2018-1A, Class D 4.40%, due 1/14/28	180,000	179,315
Santander Drive Auto Receivables Trust Series 2016-3, Class E 4.29%, due 2/15/24	1,868,000	1,843,536
		6,819,176
Other Asset-Backed Securities 0.8%
Applebee's Funding LLC / IHOP Funding LLC Series 2019-1A, Class A2I 4.194%, due 6/7/49 (a)	1,022,000	929,509
Deutsche Bank Master Finance LLC (a)
Series 2019-1A, Class A2I 3.787%, due 5/20/49	464,490	448,925
Series 2019-1A, Class A2II 4.021%, due 5/20/49	256,065	245,251
Series 2019-1A, Class A23 4.352%, due 5/20/49	371,195	352,795
Domino's Pizza Master Issuer LLC (a)
Series 2017-1A, Class A2II 3.082%, due 7/25/47	196,478	189,666
Series 2019-1A, Class A2 3.668%, due 10/25/49	1,644,878	1,466,935
Series 2018-1A, Class A2I 4.116%, due 7/25/48	912,110	880,660
Series 2017-1A, Class A23 4.118%, due 7/25/47	210,163	203,463
Series 2018-1A, Class A2II 4.328%, due 7/25/48	499,395	472,642
Jack In The Box Funding LLC (a)
Series 2019-1A, Class A2I 3.982%, due 8/25/49	988,523	913,108
Series 2019-1A, Class A2II 4.476%, due 8/25/49	988,523	862,575
Series 2019-1A, Class A23 4.97%, due 8/25/49	988,523	818,823
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858%, due 12/5/49 (a)	870,818	682,703
Preston Ridge Partners Mortgage LLC Series 2020-1A, Class A1 2.981%, due 2/25/25 (a)(b)	283,069	223,706
Taco Bell Funding LLC Series 2018-1A, Class A2II 4.94%, due 11/25/48 (a)	196,513	191,279
Wendy's Funding LLC (a)
Series 2018-1A, Class A2I 3.573%, due 3/15/48	316,710	289,042
Series 2019-1A, Class A2I 3.783%, due 6/15/49	512,513	487,620
Series 2018-1A, Class A2II 3.884%, due 3/15/48	88,953	80,526
		9,739,228
Total Asset-Backed Securities (Cost $17,857,441)		16,558,404

Corporate Bonds 21.1%
Aerospace & Defense 0.8%
Boeing Co.
2.25%, due 6/15/26	144,000	126,871
3.20%, due 3/1/29	1,030,000	948,915
3.25%, due 3/1/28	178,000	167,465
3.60%, due 5/1/34	1,195,000	1,067,247
General Dynamics Corp.
3.25%, due 4/1/25	861,000	912,092
3.50%, due 4/1/27	1,245,000	1,339,847
3.625%, due 4/1/30	1,014,000	1,127,287
4.25%, due 4/1/40	701,000	836,334
4.25%, due 4/1/50	244,000	307,243
Northrop Grumman Corp.
4.40%, due 5/1/30	862,000	1,000,662
5.15%, due 5/1/40	374,000	474,623
5.25%, due 5/1/50	482,000	651,802
		8,960,388
Apparel 0.2%
NIKE, Inc.
2.40%, due 3/27/25	413,000	429,163
2.75%, due 3/27/27	640,000	665,017
3.25%, due 3/27/40	478,000	500,964
3.375%, due 3/27/50	312,000	340,362
		1,935,506
Auto Manufacturers 0.2%
General Motors Co.
4.20%, due 10/1/27	396,000	327,215
5.00%, due 10/1/28	1,091,000	940,050
5.40%, due 4/1/48	378,000	275,289
General Motors Financial Co., Inc.
4.30%, due 7/13/25	223,000	197,489
4.35%, due 4/9/25	726,000	629,883
4.35%, due 1/17/27	405,000	323,871
		2,693,797
Banks 4.2%
Bank of America Corp.(c)
3.705%, due 4/24/28	2,007,000	2,052,100
3.97%, due 3/5/29	949,000	991,075
6.10%, due 3/17/25 (d)	512,000	517,120
6.25%, due 9/5/24 (d)	1,172,000	1,189,580
BNP Paribas S.A. (a)(c)
2.819%, due 11/19/25	534,000	527,468
3.052%, due 1/13/31	1,400,000	1,309,116
4.705%, due 1/10/25	758,000	789,722
CIT Bank N.A. 2.969%, due 9/27/25 (c)	1,826,000	1,539,738
CIT Group, Inc. 5.25%, due 3/7/25	502,000	489,450
Citigroup, Inc.(c)
3.887%, due 1/10/28	2,396,000	2,464,348
4.412%, due 3/31/31	4,922,000	5,407,692
5.90%, due 2/15/23 (d)	113,000	109,045
5.95%, due 1/30/23 (d)	890,000	862,428
5.95%, due 5/15/25 (d)	584,000	565,750
Citizens Financial Group, Inc.
3.75%, due 7/1/24	264,000	262,991
4.30%, due 12/3/25	684,000	715,876
4.35%, due 8/1/25	203,000	216,406
First Republic Bank 4.625%, due 2/13/47	391,000	422,709
Goldman Sachs Group, Inc. 3.50%, due 4/1/25	6,418,000	6,560,642
HSBC Holdings PLC 4.95%, due 3/31/30	404,000	441,167
JPMorgan Chase & Co.(c)
2.739%, due 10/15/30	918,000	930,060
3.782%, due 2/1/28	1,422,000	1,504,937
3.96%, due 1/29/27	2,044,000	2,198,148
4.452%, due 12/5/29	1,840,000	2,070,625
4.493%, due 3/24/31	1,778,000	2,055,365
Morgan Stanley
3.95%, due 4/23/27	1,401,000	1,475,449
4.35%, due 9/8/26	1,128,000	1,194,858
4.431%, due 1/23/30 (c)	1,504,000	1,669,667
Wells Fargo & Co.(c)
2.164%, due 2/11/26	2,686,000	2,631,430
2.879%, due 10/30/30	1,254,000	1,242,081
4.478%, due 4/4/31	2,286,000	2,587,637
5.875%, due 6/15/25 (d)	1,199,000	1,216,985
		48,211,665
Beverages 1.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, due 2/1/46	1,134,000	1,235,112
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25	2,101,000	2,255,443
4.75%, due 4/15/58	687,000	704,611
Coca-Cola Co.
2.95%, due 3/25/25	512,000	548,533
3.375%, due 3/25/27	1,104,000	1,217,894
3.45%, due 3/25/30	766,000	867,305
4.20%, due 3/25/50	827,000	1,080,034
Coca-Cola Femsa S.A.B. de C.V. 2.75%, due 1/22/30	651,000	636,011
Fomento Economico Mexicano S.A.B. de C.V. 3.50%, due 1/16/50	766,000	717,532
Keurig Dr Pepper, Inc. 4.597%, due 5/25/28	1,145,000	1,252,462
PepsiCo, Inc.
2.25%, due 3/19/25	782,000	811,965
2.625%, due 3/19/27	242,000	254,038
3.625%, due 3/19/50	652,000	774,083
3.875%, due 3/19/60	199,000	250,422
		12,605,445
Commercial Services 0.7%
Ecolab, Inc. 4.80%, due 3/24/30	568,000	638,026
Equifax, Inc. 2.60%, due 12/1/24	1,779,000	1,681,461
Global Payments, Inc.
3.20%, due 8/15/29	309,000	294,880
4.80%, due 4/1/26	902,000	897,515
IHS Markit, Ltd.(a)
4.75%, due 2/15/25	924,000	947,100
5.00%, due 11/1/22	119,000	125,031
PayPal Holdings, Inc.
2.40%, due 10/1/24	577,000	563,931
2.65%, due 10/1/26	1,726,000	1,689,676
2.85%, due 10/1/29	978,000	967,705
Verisk Analytics, Inc. 5.50%, due 6/15/45	374,000	475,038
		8,280,363
Computers 0.1%
Dell International LLC 5.875%, due 6/15/21 (a)	1,417,000	1,418,771

Cosmetics & Personal Care 0.2%
Procter & Gamble Co.
2.45%, due 3/25/25	312,000	327,829
2.80%, due 3/25/27	496,000	529,121
3.00%, due 3/25/30	287,000	318,775
3.55%, due 3/25/40	572,000	667,125
3.60%, due 3/25/50	304,000	373,558
		2,216,408
Diversified Financial Services 1.3%
CBOE Global Markets, Inc. 3.65%, due 1/12/27	745,000	780,128
Charles Schwab Corp.
4.20%, due 3/24/25	1,053,000	1,111,043
4.625%, due 3/22/30	1,256,000	1,383,307
Experian Finance PLC 2.75%, due 3/8/30 (a)	2,608,000	2,489,076
Mastercard, Inc.
3.30%, due 3/26/27	1,072,000	1,167,967
3.35%, due 3/26/30	1,359,000	1,504,996
3.85%, due 3/26/50	768,000	941,143
Raymond James Financial, Inc.
4.65%, due 4/1/30	480,000	499,320
4.95%, due 7/15/46	477,000	548,734
5.625%, due 4/1/24	358,000	390,816
Synchrony Financial
4.375%, due 3/19/24	250,000	245,930
5.15%, due 3/19/29	1,053,000	998,948
Visa, Inc.
1.90%, due 4/15/27	1,410,000	1,409,638
2.05%, due 4/15/30	929,000	927,653
2.70%, due 4/15/40	399,000	396,063
		14,794,762
Electric 1.2%
AEP Transmission Co. LLC 3.65%, due 4/1/50	634,000	652,999
Ameren Corp. 3.50%, due 1/15/31	2,105,000	2,110,265
Berkshire Hathaway Energy Co.(a)
3.70%, due 7/15/30	1,113,000	1,192,988
4.25%, due 10/15/50	1,168,000	1,322,687
Dominion Energy, Inc. 3.375%, due 4/1/30	1,436,000	1,421,568
NRG Energy, Inc.
3.75%, due 6/15/24 (a)	1,258,000	1,234,112
6.625%, due 1/15/27	1,343,000	1,396,720
7.25%, due 5/15/26	1,111,000	1,163,772
Oncor Electric Delivery Co. LLC
3.70%, due 11/15/28	797,000	852,753
3.80%, due 6/1/49	1,161,000	1,221,889
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	756,000	771,651
		13,341,404
Electrical Equipment 0.1%
Carrier Global Corp.(a)
2.242%, due 2/15/25	601,000	583,833
2.493%, due 2/15/27	481,000	458,821
		1,042,654
Electronics 0.4%
Keysight Technologies, Inc. 3.00%, due 10/30/29	1,199,000	1,131,482
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,300,732
4.90%, due 6/15/28	2,222,000	2,391,133
		4,823,347
Food 1.0%
Campbell Soup Co. 3.95%, due 3/15/25	594,000	616,139
General Mills, Inc.
2.875%, due 4/15/30	364,000	363,272
4.20%, due 4/17/28	1,047,000	1,152,769
J.M. Smucker Co.
2.375%, due 3/15/30	688,000	637,889
3.55%, due 3/15/50	323,000	295,739
JBS USA LUX S.A. / JBS USA Finance, Inc. 6.75%, due 2/15/28 (a)	314,000	335,195
Mars, Inc.(a)
2.70%, due 4/1/25	468,000	481,110
3.20%, due 4/1/30	570,000	594,964
4.20%, due 4/1/59	488,000	533,462
Mondelez International Holdings Netherlands B.V. 2.25%, due 9/19/24 (a)	1,028,000	1,016,303
Sysco Corp.
2.40%, due 2/15/30	299,000	245,353
2.50%, due 7/15/21	203,000	203,186
5.65%, due 4/1/25	459,000	477,847
5.95%, due 4/1/30	1,402,000	1,471,876
6.60%, due 4/1/40	1,139,000	1,228,068
6.60%, due 4/1/50	1,405,000	1,473,138
		11,126,310
Forest Products & Paper 0.1%
Georgia-Pacific LLC 3.163%, due 11/15/21 (a)	1,387,000	1,405,990

Health Care - Products 0.6%
Baxter International, Inc.(a)
3.75%, due 10/1/25	1,148,000	1,216,719
3.95%, due 4/1/30	1,002,000	1,074,341
Boston Scientific Corp.
3.75%, due 3/1/26	560,000	587,275
4.00%, due 3/1/29	291,000	308,156
4.70%, due 3/1/49	467,000	533,277
DH Europe Finance II S.A.R.L.
2.20%, due 11/15/24	543,000	527,487
2.60%, due 11/15/29	298,000	289,410
3.40%, due 11/15/49	383,000	372,592
Thermo Fisher Scientific, Inc.
4.133%, due 3/25/25	667,000	713,859
4.497%, due 3/25/30	1,566,000	1,760,399
		7,383,515
Health Care - Services 0.9%
Centene Corp.
3.375%, due 2/15/30 (a)	876,000	814,680
4.25%, due 12/15/27 (a)	1,372,000	1,344,560
4.625%, due 12/15/29 (a)	2,061,000	2,071,305
4.75%, due 5/15/22	64,000	64,320
5.375%, due 6/1/26 (a)	1,510,000	1,555,466
Cigna Corp.
2.40%, due 3/15/30	478,000	452,730
3.20%, due 3/15/40	217,000	200,791
3.40%, due 3/15/50	328,000	309,560
HCA, Inc.
3.50%, due 9/1/30	1,621,000	1,470,590
5.375%, due 2/1/25	545,000	557,262
5.375%, due 9/1/26	220,000	226,600
5.625%, due 9/1/28	310,000	324,477
5.875%, due 2/15/26	286,000	301,015
5.875%, due 2/1/29	459,000	485,392
		10,178,748
Home Builders 0.0% ‡
MDC Holdings, Inc. 5.50%, due 1/15/24	465,000	465,000

Household Products & Wares 0.1%
Avery Dennison Corp. 2.65%, due 4/30/30	1,251,000	1,166,239

Insurance 0.1%
Brown & Brown, Inc. 4.50%, due 3/15/29	697,000	750,411

Iron & Steel 0.2%
Allegheny Technologies, Inc. 5.875%, due 12/1/27	1,047,000	871,628
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	469,000	464,327
Steel Dynamics, Inc. 5.50%, due 10/1/24	1,166,000	1,133,459
		2,469,414
Lodging 0.1%
Choice Hotels International, Inc. 3.70%, due 12/1/29	1,074,000	859,200
MGM Resorts International 7.75%, due 3/15/22 (e)	182,000	180,275
		1,039,475
Machinery - Diversified 0.4%
Otis Worldwide Corp. 2.056%, due 4/5/25 (a)	711,000	694,887
Wabtec Corp.
3.45%, due 11/15/26	273,000	251,767
4.40%, due 3/15/24 (b)	1,014,000	1,007,396
4.95%, due 9/15/28 (b)	2,348,000	2,157,549
		4,111,599
Media 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, due 3/1/50	1,115,000	1,160,239
5.05%, due 3/30/29	2,266,000	2,449,547
5.375%, due 5/1/47	205,000	221,258
6.484%, due 10/23/45	256,000	308,818
Comcast Corp.
2.65%, due 2/1/30	475,000	488,673
3.10%, due 4/1/25	335,000	355,846
3.15%, due 3/1/26	584,000	612,001
3.30%, due 4/1/27	914,000	981,267
3.40%, due 4/1/30	914,000	990,684
3.75%, due 4/1/40	365,000	412,048
4.15%, due 10/15/28	660,000	741,057
4.25%, due 10/15/30	749,000	871,746
4.60%, due 10/15/38	406,000	496,952
4.95%, due 10/15/58	475,000	642,897
Fox Corp. 4.03%, due 1/25/24	429,000	445,650
		11,178,683
Metals & Mining 0.1%
Hudbay Minerals, Inc. 7.25%, due 1/15/23 (a)	992,000	863,040

Mining 0.1%
Constellium S.E. 5.75%, due 5/15/24 (a)	1,162,000	1,037,201

Miscellaneous - Manufacturing 0.2%
General Electric Co.
5.00%, due 1/21/21 (c)(d)	1,414,000	1,166,550
Series A 6.75%, due 3/15/32	542,000	643,632
		1,810,182
Oil & Gas 0.2%
Hess Corp. 4.30%, due 4/1/27	1,090,000	789,390
HollyFrontier Corp. 5.875%, due 4/1/26	996,000	863,206
WPX Energy, Inc. 4.50%, due 1/15/30	1,866,000	1,013,238
		2,665,834
Pharmaceuticals 0.5%
AbbVie, Inc. 2.60%, due 11/21/24 (a)	695,000	701,714
Allergan Finance LLC 3.25%, due 10/1/22	721,000	722,933
Allergan Funding SCS
3.45%, due 3/15/22	1,331,000	1,382,028
3.80%, due 3/15/25	857,000	877,434
Allergan, Inc. 2.80%, due 3/15/23	57,000	56,671
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)	513,000	566,184
Cigna Corp. 3.40%, due 9/17/21	186,000	189,492
Elanco Animal Health, Inc.
5.022%, due 8/28/23	450,000	455,212
5.65%, due 8/28/28	303,000	319,469
Pfizer, Inc. 2.625%, due 4/1/30	336,000	353,292
		5,624,429
Pipelines 0.5%
Cheniere Corpus Christi Holdings LLC 3.70%, due 11/15/29 (a)	2,344,000	1,751,085
Energy Transfer Operating, L.P.
4.95%, due 6/15/28	116,000	95,950
5.50%, due 6/1/27	401,000	349,023
5.875%, due 1/15/24	301,000	284,241
Hess Midstream Operations, L.P. 5.125%, due 6/15/28 (a)	1,605,000	1,127,994
Kinder Morgan, Inc.
4.30%, due 3/1/28	280,000	274,560
6.50%, due 9/15/20	59,000	59,132
NGPL PipeCo LLC 4.375%, due 8/15/22 (a)	747,000	712,921
Plains All American Pipeline, L.P. / PAA Finance Corp. 4.65%, due 10/15/25	818,000	658,228
		5,313,134
Real Estate 0.1%
Crown Castle International Corp. 3.10%, due 11/15/29	1,154,000	1,105,466
Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	651,000	635,117
		1,740,583
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, Inc. 4.90%, due 12/15/30	1,155,000	1,253,341
Crown Castle International Corp.
3.30%, due 7/1/30	284,000	281,668
3.65%, due 9/1/27	548,000	554,993
4.15%, due 7/1/50	295,000	291,755
4.30%, due 2/15/29	636,000	658,844
Equinix, Inc.
2.625%, due 11/18/24	522,000	497,863
2.90%, due 11/18/26	437,000	400,212
3.20%, due 11/18/29	984,000	915,022
GLP Capital, L.P. / GLP Financing II, Inc.
3.35%, due 9/1/24	187,000	165,495
4.00%, due 1/15/30	1,262,000	1,061,090
5.25%, due 6/1/25	361,000	333,925
5.30%, due 1/15/29	86,000	73,547
5.375%, due 4/15/26	697,000	617,821
		7,105,576
Retail 1.4%
Alimentation Couche-Tard, Inc. 2.95%, due 1/25/30 (a)	316,000	293,399
AutoZone, Inc. 3.75%, due 4/18/29	984,000	996,285
CVS Health Corp.
3.00%, due 8/15/26	135,000	136,599
4.10%, due 3/25/25	1,369,000	1,448,173
4.125%, due 4/1/40	593,000	598,830
4.25%, due 4/1/50	293,000	304,138
4.30%, due 3/25/28	491,000	525,195
5.05%, due 3/25/48	617,000	704,940
Lowe's Cos., Inc.
4.00%, due 4/15/25	1,289,000	1,377,228
4.50%, due 4/15/30	1,333,000	1,468,999
5.00%, due 4/15/40	682,000	777,471
5.125%, due 4/15/50	932,000	1,125,248
McDonald's Corp.
2.625%, due 9/1/29	1,192,000	1,147,115
3.30%, due 7/1/25	363,000	377,426
3.50%, due 7/1/27	1,141,000	1,198,643
3.625%, due 9/1/49	607,000	612,430
Nordstrom, Inc. 4.375%, due 4/1/30	1,153,000	921,836
O'Reilly Automotive, Inc.
3.60%, due 9/1/27	25,000	24,000
3.90%, due 6/1/29	1,129,000	1,124,963
4.35%, due 6/1/28	192,000	197,527
Starbucks Corp. 4.45%, due 8/15/49	740,000	849,011
		16,209,456
Semiconductors 0.2%
Lam Research Corp. 4.00%, due 3/15/29	208,000	230,016
Marvell Technology Group, Ltd.
4.20%, due 6/22/23	440,000	449,843
4.875%, due 6/22/28	1,848,000	1,912,908
		2,592,767
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc.(a)
3.844%, due 5/1/25	864,000	889,456
4.20%, due 5/1/30	1,289,000	1,336,068
5.00%, due 11/15/25	1,493,000	1,540,039
		3,765,563
Software 0.5%
Broadridge Financial Solutions, Inc. 2.90%, due 12/1/29	2,035,000	1,924,893
MSCI, Inc.(a)
3.625%, due 9/1/30	821,000	778,924
4.00%, due 11/15/29	104,000	103,312
Oracle Corp.
2.50%, due 4/1/25	918,000	926,682
2.80%, due 4/1/27	2,254,000	2,287,317
		6,021,128
Telecommunications 0.8%
AT&T, Inc.
3.60%, due 7/15/25	448,000	474,655
4.50%, due 3/9/48	640,000	693,072
4.75%, due 5/15/46	439,000	485,499
4.85%, due 3/1/39	581,000	651,583
5.25%, due 3/1/37	296,000	345,340
CenturyLink, Inc.
5.80%, due 3/15/22	419,000	424,242
6.45%, due 6/15/21	752,000	763,280
Level 3 Financing, Inc. 3.875%, due 11/15/29 (a)	1,299,000	1,219,163
T-Mobile USA, Inc. 6.375%, due 3/1/25	1,472,000	1,503,324
Verizon Communications, Inc.
2.625%, due 8/15/26	613,000	632,890
3.00%, due 3/22/27	535,000	563,633
3.15%, due 3/22/30	454,000	489,028
4.00%, due 3/22/50	323,000	381,991
4.522%, due 9/15/48	281,000	359,745
4.862%, due 8/21/46	381,000	497,223
		9,484,668
Toys, Games & Hobbies 0.3%
Hasbro, Inc.
3.00%, due 11/19/24	610,000	577,972
3.55%, due 11/19/26	811,000	773,678
3.90%, due 11/19/29	2,184,000	1,948,868
		3,300,518
Transportation 0.3%
United Parcel Service, Inc.
4.45%, due 4/1/30	631,000	714,040
5.30%, due 4/1/50	897,000	1,175,120
3.90%, due 4/1/25	727,000	789,298
5.20%, due 4/1/40	415,000	508,514
		3,186,972
Total Corporate Bonds (Cost $241,397,097)		242,320,945

Loan Assignments 0.2%
Biotechnology 0.2%
Elanco Animal Health, Inc. Term Loan B TBD, due 2/4/27	2,306,847	2,185,737

Total Loan Assignments (Cost $2,306,847)		2,185,737

Mortgage-Backed Securities 3.2%
Agency (Collateralized Mortgage Obligations) 0.3%
Federal National Mortgage Association
Series 2018-27, Class EA 3.00%, due 5/25/48	1,132,007	1,216,107
REMIC, Series 2019-71, Class P 3.00%, due 11/25/49	1,821,910	1,946,876
		3,162,983
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
Bank
Series 2019-BN24, Class A3 2.96%, due 11/15/62	218,800	227,117
Series 2018-BN12, Class A4 4.255%, due 5/15/61 (f)	271,673	307,114
Bank of America Merrill Lynch Re-REMIC Trust Series 2013-FRR1, Class B2 (zero coupon), due 5/26/20 (a)	990,309	961,818
Barclays Commercial Mortgage Securities LLC Series 2015-SRCH, Class A2 4.197%, due 8/10/35 (a)	875,000	873,135
Benchmark Mortgage Trust Series 2020-B16, Class A5 2.732%, due 2/15/53	550,000	560,163
BX Commercial Mortgage Trust
Series 2018-IND, Class A 1.455% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(g)	966,933	913,647
Series 2019-XL, Class A 1.625% (1 Month LIBOR + 0.92%), due 10/15/36 (a)(g)	1,128,328	1,073,248
Series 2019-XL, Class B 1.785% (1 Month LIBOR + 1.08%), due 10/15/36 (a)(g)	182,482	171,061
Series 2019-0C11, Class A 3.202%, due 12/9/41 (a)	1,129,000	1,019,396
Series 2019-0C11, Class B 3.605%, due 12/9/41 (a)	564,000	487,792
Series 2019-0C11, Class C 3.856%, due 12/9/41 (a)	564,000	466,045
Series 2019-0C11, Class D 4.076%, due 12/9/41 (a)(f)	847,000	664,614
Series 2019-OC11, Class E 4.076%, due 12/9/41 (f)	215,000	160,097
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	422,210
Great Wolf Trust (a)(g)
Series 2019-WOLF, Class A 1.739% (1 Month LIBOR + 1.034%), due 12/15/36	270,000	242,968
Series 2019-WOLF, Class B 2.039% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	262,044
Series 2019-WOLF, Class C 2.338% (1 Month LIBOR + 1.633%), due 12/15/36	337,000	293,268
GS Mortgage Securities Trust
Series 2020-GC45, Class A5 2.911%, due 2/13/53	547,000	563,212
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (f)	645,957	693,040
Series 2018-GS10, Class A5 4.155%, due 7/10/51 (f)	388,105	421,684
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5 4.177%, due 7/15/51	561,262	616,950
Series 2018-H4, Class A4 4.31%, due 12/15/51	840,223	955,982
		12,356,605
Whole Loan (Collateralized Mortgage Obligations) 1.8%
Angel Oak Mortgage Trust Series 2018-2, Class A1 3.674%, due 7/27/48 (a)(f)	145,068	138,387
Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, due 4/25/48 (a)(f)	277,404	270,045
Chase Mortgage Finance Corporation Series 2019-ATR2, Class A11 1.847% (1 Month LIBOR + 0.90%), due 7/25/49 (a)(g)	164,168	155,656
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) (g)
Series 2018-C01, Class 1M1 1.547% (1 Month LIBOR + 0.60%), due 7/25/30	79,982	79,427
Series 2018-C05, Class 1M1 1.667% (1 Month LIBOR + 0.72%), due 1/25/31	9,850	9,788
Series 2017-C03, Class 1M1 1.897% (1 Month LIBOR + 0.95%), due 10/25/29	36,037	34,942
Series 2017-C02, Class 2M1 2.097% (1 Month LIBOR + 1.15%), due 9/25/29	4,039	4,020
Series 2018-C06, Class 1M2 2.947% (1 Month LIBOR + 2.00%), due 3/25/31	1,211,966	1,066,215
Series 2019-R05, Class 1M2 2.947% (1 Month LIBOR + 2.00%), due 7/25/39 (a)	1,704,407	1,439,855
Series 2020-R02, Class 2M2 2.947% (1 Month LIBOR + 2.00%), due 1/25/40 (a)	1,507,000	977,491
Series 2019-R04, Class 2M2 3.047% (1 Month LIBOR + 2.10%), due 6/25/39 (a)	313,000	254,557
Series 2019-R07, Class 1M2 3.047% (1 Month LIBOR + 2.10%), due 10/25/39 (a)	1,403,277	1,130,667
Series 2019-R03, Class 1M2 3.097% (1 Month LIBOR + 2.15%), due 9/25/31 (a)	1,249,212	1,022,753
Series 2019-R02, Class 1M2 3.247% (1 Month LIBOR + 2.30%), due 8/25/31 (a)	474,618	392,772
Series 2018-C05, Class 1M2 3.297% (1 Month LIBOR + 2.35%), due 1/25/31	441,215	370,534
Series 2017-C07, Class 1M2 4.497% (1 Month LIBOR + 3.55%), due 7/25/29	754,346	690,082
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (g)
REMIC, Series 2019-HQA4, Class M1 1.717% (1 Month LIBOR + 0.77%), due 11/25/49 (a)	175,273	169,445
Series 2017-DNA1, Class M1 2.147% (1 Month LIBOR + 1.20%), due 7/25/29	105,897	105,293
REMIC, Series 2020-DNA1, Class M2 2.647% (1 Month LIBOR + 1.70%), due 1/25/50 (a)	977,000	630,164
Series 2018-DNA1, Class M2 2.747% (1 Month LIBOR + 1.80%), due 7/25/30	482,925	395,998
Series 2019-DNA4, Class M2 2.897% (1 Month LIBOR + 1.95%), due 10/25/49 (a)	502,274	377,017
JP Morgan Mortgage Trust (a)(g)
Series 2019-5, Class A11 1.847% (1 Month LIBOR + 0.90%), due 11/25/49	100,658	95,808
Series 2019-LTV2, Class A11 1.847% (1 Month LIBOR + 0.90%), due 12/25/49	466,755	445,344
Series 2019-7, Class A11 1.847% (1 Month LIBOR + 0.90%), due 2/25/50	638,561	607,449
Mello Warehouse Securitization Trust (a)(g)
Series 2018-W1, Class A 1.797% (1 Month LIBOR + 0.85%), due 11/25/51	1,312,000	1,295,403
Series 2018-W1, Class B 1.997% (1 Month LIBOR + 1.05%), due 11/25/51	95,333	92,681
New Residential Mortgage Loan Trust Series 2018-2A, Class A1 4.50%, due 2/25/58 (a)(f)	349,154	364,269
Preston Ridge Partners Mortgage Trust (a)(b)
Series 2019-4A, Class A1 3.351%, due 11/25/24	504,935	497,177
Series 2019-GS1, Class A1 3.50%, due 10/25/24	536,490	533,500
Provident Funding Mortgage Trust Series 2020-1, Class A5 3.00%, due 2/25/50 (a)(f)	364,854	360,601
Sequoia Mortgage Trust (a)(f)
Series 2020-2, Class A19 3.50%, due 3/25/50	262,429	264,020
Series 2019-CH2, Class A1 4.50%, due 8/25/49	469,411	467,340
Spruce Hill Mortgage Loan Trust (a)(f)
Series 2020-SH1, Class A1 2.521%, due 1/28/50	245,678	227,887
Series 2020-SH1, Class A2 2.624%, due 1/28/50	484,987	449,885
Station Place Securitization Trust (g)
Series 2019-WL1, Class D 2.147% (1 Month LIBOR + 1.20%), due 8/25/52 (a)	261,333	258,038
Series 2019-WL1, Class E 2.347% (1 Month LIBOR + 1.40%), due 8/25/52 (a)	526,667	519,665
Series 2019-4, Class A 2.559% (1 Month LIBOR + 0.90%), due 6/24/20	1,862,000	1,852,646
Series 2020-1 2.559% (1 Month LIBOR + 0.90%), due 10/24/20	2,000,000	1,980,488
Towd Point Asset Funding LLC Series 2019-HE1, Class A1 1.847% (1 Month LIBOR + 0.90%), due 4/25/48 (a)(g)	403,708	391,596
Verus Securitization Trust Series 2020-1, Class A3 2.724%, due 1/25/60 (a)(f)	473,574	454,669
		20,873,574
Total Mortgage-Backed Securities (Cost $39,307,945)		36,393,162

U.S. Government & Federal Agencies 25.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.4%
2.50%, due 11/1/31	100,213	104,265
2.50%, due 12/1/31	120,345	125,212
2.50%, due 12/1/32	214,839	223,042
2.50%, due 12/1/33	2,028,213	2,105,521
2.50%, due 11/1/34	355,708	370,365
2.50%, due 11/1/34	326,897	340,377
2.50%, due 1/1/50	63,146	65,520
3.00%, due 2/1/31	382,126	401,524
3.00%, due 5/1/31	2,652,913	2,793,859
3.00%, due 9/1/32	359,351	377,578
3.00%, due 10/1/32	139,732	146,811
3.00%, due 1/1/33	191,455	201,102
3.00%, due 10/1/34	171,909	180,482
3.00%, due 10/1/34	394,383	414,319
3.00%, due 6/1/43	86,250	90,705
3.00%, due 1/1/45	321,737	339,797
3.00%, due 10/1/46	1,215,078	1,281,894
3.00%, due 8/1/49	291,765	306,761
3.00%, due 8/1/49	95,188	100,609
3.00%, due 9/1/49	127,476	133,634
3.00%, due 10/1/49	207,272	217,493
3.00%, due 10/1/49	87,835	92,079
3.00%, due 10/1/49	145,655	153,096
3.00%, due 11/1/49	115,978	122,007
3.00%, due 11/1/49	243,693	255,873
3.00%, due 11/1/49	598,273	627,575
3.00%, due 12/1/49	320,012	335,793
3.00%, due 12/1/49	202,763	212,559
3.00%, due 12/1/49	335,550	351,761
3.00%, due 1/1/50	56,652	59,403
3.00%, due 1/1/50	571,375	599,129
3.00%, due 2/1/50	212,263	222,716
3.00%, due 2/1/50	134,474	141,007
3.00%, due 3/1/50	119,802	125,622
3.00%, due 3/1/50	82,877	86,903
3.00%, due 3/1/50	117,830	123,554
3.50%, due 7/1/42	50,975	54,322
3.50%, due 8/1/42	66,465	70,924
3.50%, due 8/1/42	59,862	63,862
3.50%, due 2/1/43	342,445	365,371
3.50%, due 2/1/44	391,781	417,949
3.50%, due 12/1/44	852,424	914,388
3.50%, due 7/1/46	256,135	274,471
3.50%, due 7/1/46	1,023,360	1,100,817
3.50%, due 10/1/46	1,724,922	1,836,119
3.50%, due 2/1/47	1,066,905	1,135,525
3.50%, due 9/1/47	1,131,135	1,198,956
3.50%, due 9/1/47	637,439	675,620
3.50%, due 11/1/47	205,841	221,013
3.50%, due 11/1/47	377,966	406,431
3.50%, due 12/1/47	1,605,935	1,721,387
3.50%, due 12/1/47	482,294	516,833
3.50%, due 12/1/47	277,393	298,283
3.50%, due 2/1/48	458,432	492,906
3.50%, due 2/1/48	463,460	496,603
3.50%, due 3/1/48	283,106	302,124
3.50%, due 3/1/48	1,210,011	1,296,535
3.50%, due 4/1/48	102,293	109,133
3.50%, due 8/1/48	1,080,049	1,152,482
3.50%, due 11/1/48	1,377,784	1,470,255
3.50%, due 7/1/49	1,791,796	1,898,478
3.50%, due 8/1/49	144,620	153,910
3.50%, due 8/1/49	337,060	356,558
3.50%, due 8/1/49	64,324	68,029
3.50%, due 9/1/49	93,169	99,154
3.50%, due 9/1/49	554,740	586,265
3.50%, due 9/1/49	67,167	70,967
3.50%, due 1/1/50	125,228	133,535
3.50%, due 3/1/50	13,000	13,806
4.00%, due 3/1/47	66,545	71,900
4.00%, due 3/1/48	292,226	316,607
4.00%, due 4/1/48	14,161	15,102
4.00%, due 4/1/48	540,943	584,818
4.00%, due 5/1/48	1,276,173	1,364,928
4.00%, due 5/1/48	108,214	115,624
4.00%, due 6/1/49	45,220	48,251
4.00%, due 6/1/49	42,091	44,878
4.50%, due 5/1/44	798,148	886,565
4.50%, due 3/1/48	394,077	425,035
4.50%, due 12/1/48	425,326	469,705
5.00%, due 9/1/48	93,976	101,536
6.00%, due 4/1/40	683,251	797,311
		39,045,218
Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.8%
2.50%, due 12/1/32	263,658	273,893
2.50%, due 10/1/34	421,122	437,967
2.50%, due 11/1/34	432,648	450,499
2.50%, due 1/1/35	1,169,909	1,213,787
2.50%, due 8/1/49 TBA (h)	184,000	190,612
2.50%, due 1/1/50	135,352	140,441
3.00%, due 10/1/34	220,295	231,278
3.00%, due 11/1/34	41,739	44,031
3.00%, due 12/1/34	40,376	42,539
3.00%, due 1/1/43	84,186	88,951
3.00%, due 2/1/43	29,493	31,360
3.00%, due 5/1/43	1,170,749	1,236,795
3.00%, due 5/1/43	115,919	123,258
3.00%, due 10/1/45	25,874	27,213
3.00%, due 10/1/45	45,283	47,619
3.00%, due 1/1/46	6,084	6,399
3.00%, due 3/1/46	119,438	125,609
3.00%, due 3/1/46	173,830	182,810
3.00%, due 9/1/46	1,574,366	1,663,778
3.00%, due 2/1/47	239,376	253,019
3.00%, due 2/1/47	13,515,600	14,283,883
3.00%, due 3/1/47	891,017	940,873
3.00%, due 8/1/49	298,768	315,782
3.00%, due 9/1/49	216,810	228,033
3.00%, due 9/1/49	175,632	184,064
3.00%, due 9/1/49	64,343	67,868
3.00%, due 9/1/49	409,988	431,375
3.00%, due 10/1/49	2,608,990	2,735,007
3.00%, due 12/1/49	147,303	154,456
3.00%, due 1/1/50	633,323	664,623
3.00%, due 1/1/50	301,822	316,484
3.00%, due 1/1/50	1,845,058	1,934,671
3.00%, due 3/1/50	1,622,720	1,701,548
3.00%, due 3/1/50	1,998,148	2,093,374
3.00%, due 2/1/57	1,265,287	1,344,543
3.00%, due 6/1/57	20,344	21,617
3.50%, due 7/1/33 TBA (h)	1,953,602	2,054,564
3.50%, due 10/1/42	432,291	463,213
3.50%, due 12/1/42	819,915	874,259
3.50%, due 2/1/43	1,248,386	1,331,923
3.50%, due 4/1/43	889,897	949,322
3.50%, due 11/1/43	424,468	452,811
3.50%, due 12/1/43	655,597	699,343
3.50%, due 4/1/44	530,839	570,801
3.50%, due 2/1/45	1,069,809	1,141,055
3.50%, due 2/1/45	116,275	124,038
3.50%, due 12/1/45	272,904	293,470
3.50%, due 5/1/46	166,198	176,879
3.50%, due 7/1/46	334,751	357,253
3.50%, due 7/1/46	533,862	572,126
3.50%, due 8/1/46	1,275,146	1,357,268
3.50%, due 8/1/46	2,033,428	2,164,603
3.50%, due 12/1/46	85,670	91,203
3.50%, due 8/1/47	133,519	144,067
3.50%, due 8/1/47	277,875	294,561
3.50%, due 8/1/47	186,096	197,957
3.50%, due 12/1/47	76,849	82,921
3.50%, due 12/1/47	37,535	40,500
3.50%, due 12/1/47	421,616	453,369
3.50%, due 12/1/47	305,334	325,884
3.50%, due 1/1/48	300,778	322,841
3.50%, due 1/1/48	482,211	517,434
3.50%, due 3/1/48	188,249	202,406
3.50%, due 3/1/48	57,280	61,419
3.50%, due 4/1/48	642,131	690,417
3.50%, due 4/1/48	679,934	723,664
3.50%, due 8/1/48 TBA (h)	100,165	105,857
3.50%, due 11/1/48	1,064,281	1,144,313
3.50%, due 1/1/49	243,642	259,466
3.50%, due 7/1/49	494,222	522,423
3.50%, due 1/1/50	189,310	201,873
3.50%, due 8/1/56	1,649,053	1,777,379
3.50%, due 2/1/57	1,806,323	1,953,564
4.00%, due 12/1/24 TBA (h)	558,459	587,255
4.00%, due 6/1/47	25,004	26,764
4.00%, due 6/1/47	56,289	60,422
4.00%, due 6/1/47	112,995	121,261
4.00%, due 6/1/47	60,812	65,298
4.00%, due 7/1/47	23,533	25,197
4.00%, due 7/1/47	36,099	38,644
4.00%, due 7/1/47	92,391	99,237
4.00%, due 7/1/47	103,462	111,107
4.00%, due 8/1/47	103,001	110,337
4.00%, due 8/1/47	182,117	195,528
4.00%, due 9/1/47	44,150	48,599
4.00%, due 10/1/47	259,542	278,642
4.00%, due 10/1/47	121,780	130,702
4.00%, due 10/1/47	202,663	223,103
4.00%, due 10/1/47	120,716	132,882
4.00%, due 10/1/47	189,914	209,033
4.00%, due 11/1/47	84,633	90,596
4.00%, due 11/1/47	332,410	356,875
4.00%, due 12/1/47	602,232	645,488
4.00%, due 1/1/48	2,141,546	2,329,140
4.00%, due 1/1/48	126,170	134,461
4.00%, due 1/1/48	1,039,748	1,126,867
4.00%, due 3/1/48	404,616	433,661
4.00%, due 5/1/48	1,047,368	1,119,099
4.00%, due 2/1/49	401,896	428,098
4.00%, due 9/1/49	1,787,904	1,960,492
4.50%, due 11/1/42	116,851	128,314
4.50%, due 10/1/44	326,779	362,049
4.50%, due 3/1/45	508,790	563,745
4.50%, due 6/1/45	267,506	297,078
4.50%, due 2/1/46	672,099	735,456
4.50%, due 5/1/47	33,180	36,180
4.50%, due 5/1/47	20,309	22,019
4.50%, due 5/1/47	101,746	111,444
4.50%, due 5/1/47	85,170	92,871
4.50%, due 5/1/47	84,095	91,648
4.50%, due 5/1/47	63,453	69,501
4.50%, due 5/1/47	52,011	56,714
4.50%, due 5/1/47	64,677	70,487
4.50%, due 5/1/47	19,505	21,364
4.50%, due 6/1/47	34,085	37,334
4.50%, due 6/1/47	403,055	439,222
4.50%, due 7/1/47	219,585	239,024
4.50%, due 7/1/47	180,559	196,349
4.50%, due 7/1/47	290,786	316,905
4.50%, due 8/1/47	42,456	45,985
4.50%, due 8/1/47	319,042	346,685
4.50%, due 9/1/47	273,014	295,723
4.50%, due 9/1/47	449,901	489,909
4.50%, due 9/1/47	194,657	211,983
4.50%, due 10/1/47	43,752	47,392
4.50%, due 10/1/47	22,471	24,487
4.50%, due 11/1/47	231,151	251,886
4.50%, due 3/1/48	318,158	345,787
4.50%, due 3/1/48	458,157	494,643
4.50%, due 4/1/48	306,467	335,129
4.50%, due 5/1/48	210,622	229,776
4.50%, due 5/1/48	206,718	223,114
4.50%, due 6/1/48	267,545	292,601
4.50%, due 6/1/48	223,268	240,605
4.50%, due 8/1/48	411,733	442,978
5.00%, due 7/1/44	478,752	528,155
5.00%, due 5/1/48	370,318	400,096
6.00%, due 2/1/37	38,757	45,088
		78,195,019
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
3.00%, due 7/1/49 TBA (h)	777,000	821,344
4.00%, due 1/15/45	1,005,057	1,097,380
4.00%, due 7/15/47	1,006,292	1,075,454
4.00%, due 8/15/47	202,851	216,778
4.00%, due 8/20/47	53,102	57,524
4.00%, due 8/20/47	110,061	117,775
4.00%, due 8/20/47	29,414	31,651
4.00%, due 11/15/47	223,950	239,223
4.00%, due 12/15/47	303,179	323,863
4.00%, due 5/20/48	5,261,544	5,605,580
4.00%, due 6/20/48	940,596	1,005,652
4.00%, due 4/20/49	5,330,277	5,682,822
4.50%, due 8/15/46	1,047,330	1,159,082
4.50%, due 2/20/48	176,248	189,643
4.50%, due 5/20/48	161,046	173,069
4.50%, due 5/20/48	665,426	715,677
5.00%, due 4/20/49	3,530,958	3,773,066
		22,285,583
United States Treasury Bonds 3.8%
2.00%, due 2/15/50	9,880,800	11,446,675
2.25%, due 8/15/49	13,560,000	16,519,364
2.375%, due 11/15/49	1,339,900	1,669,327
2.75%, due 8/15/42	10,903,000	14,077,647
		43,713,013
United States Treasury Notes 9.4%
0.375%, due 3/31/22	17,272,000	17,321,927
0.50%, due 3/31/25	31,400,600	31,593,174
1.125%, due 2/28/22	37,412,000	38,033,097
1.50%, due 9/15/22	2,613,000	2,693,636
1.50%, due 2/15/30 (e)	4,105,000	4,419,770
2.125%, due 5/31/21	13,118,000	13,425,453
		107,487,057
Total U.S. Government & Federal Agencies (Cost $281,158,776)		290,725,890

Total Long-Term Bonds (Cost $582,028,106)		588,184,138

	Shares
Common Stocks 47.9%
Aerospace & Defense 1.6%
Boeing Co.	46,202	6,890,566
General Dynamics Corp.	85,818	11,354,580
		18,245,146
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	44,505	4,157,657

Automobiles 0.2%
General Motors Co.	114,418	2,377,606

Banks 1.0%
Bank of America Corp.	264,103	5,606,907
U.S. Bancorp	172,151	5,930,602
		11,537,509
Beverages 0.4%
Monster Beverage Corp. (i)	91,123	5,126,580

Capital Markets 1.8%
Blackstone Group, Inc., Class A	183,162	8,346,692
CME Group, Inc.	53,724	9,289,417
Morgan Stanley	105,514	3,587,476
		21,223,585
Consumer Finance 0.7%
American Express Co.	72,087	6,171,368
Synchrony Financial	106,897	1,719,973
		7,891,341
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	167,997	3,450,658

Entertainment 0.6%
Walt Disney Co.	68,778	6,643,955

Equity Real Estate Investment Trusts 1.1%
Crown Castle International Corp.	49,582	7,159,641
MGM Growth Properties LLC, Class A	145,079	3,434,020
OUTFRONT Media, Inc.	124,966	1,684,542
		12,278,203
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	47,185	13,453,859
Sysco Corp.	127,409	5,813,673
		19,267,532
Food Products 0.5%
Hershey Co.	43,080	5,708,100

Health Care Equipment & Supplies 1.5%
Abbott Laboratories	131,366	10,366,091
Medtronic PLC	81,481	7,347,957
		17,714,048
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	77,648	19,363,858

Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	61,092	4,168,918
McDonald's Corp.	96,914	16,024,730
Starbucks Corp.	68,340	4,492,672
		24,686,320
Household Products 0.9%
Clorox Co.	15,632	2,708,244
Procter & Gamble Co.	65,556	7,211,160
		9,919,404
Industrial Conglomerates 0.5%
Honeywell International, Inc.	41,894	5,604,998

Insurance 1.2%
Marsh & McLennan Cos., Inc.	26,088	2,255,568
Progressive Corp.	157,632	11,639,547
		13,895,115
Interactive Media & Services 1.8%
Alphabet, Inc., Class C (i)	17,478	20,323,593

Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc. (i)	8,513	16,597,966

IT Services 3.7%
Accenture PLC, Class A	79,567	12,990,108
Mastercard, Inc.	122,062	29,485,297
		42,475,405
Leisure Products 0.5%
Hasbro, Inc.	75,940	5,433,507

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	28,807	8,169,665

Machinery 0.5%
Deere & Co.	45,024	6,220,516

Media 1.1%
Comcast Corp., Class A	381,251	13,107,409

Multiline Retail 0.7%
Dollar General Corp.	53,503	8,079,488

Oil, Gas & Consumable Fuels 0.3%
Suncor Energy, Inc.	211,001	3,349,798

Personal Products 0.1%
Estee Lauder Cos., Inc., Class A	9,747	1,553,087

Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	199,606	11,126,038
Eli Lilly & Co.	92,929	12,891,111
Merck & Co., Inc.	210,709	16,211,951
		40,229,100
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (i)	117,900	4,446,009

Road & Rail 0.6%
CSX Corp.	119,191	6,829,644

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	219,021	11,853,417
Lam Research Corp.	39,196	9,407,040
NVIDIA Corp.	27,109	7,145,932
Texas Instruments, Inc.	68,672	6,862,393
		35,268,782
Software 6.0%
Adobe, Inc. (i)	54,349	17,296,026
Microsoft Corp.	288,879	45,559,107
salesforce.com, Inc. (i)	45,706	6,580,750
		69,435,883
Specialty Retail 1.5%
Home Depot, Inc.	90,710	16,936,464

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	91,106	23,167,345

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	98,196	8,124,737

Tobacco 1.1%
Altria Group, Inc.	335,602	12,977,729

Total Common Stocks (Cost $460,589,143)		551,817,742

Convertible Preferred Stocks 0.0%‡
Consumer Finance 0.0% ‡
Synchrony Financial (d) 5.625%	30,575	521,609

Total Convertible Preferred Stocks (Cost $768,809)		521,609

Short-Term Investments 2.3%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 0.09% (j)	21,723,278	21,723,278

Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (j)(k)	4,708,463	4,708,463

Total Short-Term Investments (Cost $26,431,741)		26,431,741
Total Investments (Cost $1,069,817,799)	101.4%	1,166,955,230
Other Assets, Less Liabilities	(1.4)	(15,910,669)
Net Assets	100.0%	$1,151,044,561

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $4,600,045. The Portfolio received cash collateral with a value of $4,708,463.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(g)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2020, the total net market value of these securities was $3,759,633, which represented 0.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(i)	Non-income producing security.
(j)	Current yield as of March 31, 2020.
(k)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

REMIC	—Real Estate Mortgage Investment Conduit
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$16,558,404	$—	$16,558,404
Corporate Bonds	—	242,320,945	—	242,320,945
Loan Assignments	—	2,185,737	—	2,185,737
Mortgage-Backed Securities	—	36,393,162	—	36,393,162
U.S. Government & Federal Agencies	—	290,725,890	—	290,725,890
Total Long-Term Bonds	—	588,184,138	—	588,184,138
Common Stocks	551,817,742	—	—	551,817,742
Convertible Preferred Stocks	521,609	—	—	521,609
Short-Term Investments
Affiliated Investment Company	21,723,278	—	—	21,723,278
Unaffiliated Investment Company	4,708,463	—	—	4,708,463
Total Short-Term Investments	26,431,741	—	—	26,431,741
Total Investments in Securities	$578,771,092	$588,184,138	$—	$1,166,955,230

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.0% †
Asset-Backed Securities 3.1%
Other Asset-Backed Securities 2.9%
FirstEnergy Ohio PIRB Special Purpose Trust Series 2013-1, Class A3 3.45%, due 1/15/36	$547,429	$561,204
PSNH Funding LLC Series 2018-1, Class A1 3.094%, due 2/1/26	343,288	346,682
Small Business Administration Participation Certificates
Series 2012-20L, Class 1 1.93%, due 12/1/32	484,395	486,611
Series 2014-20H, Class 1 2.88%, due 8/1/34	504,069	521,986
Series 2015-20G, Class 1 2.88%, due 7/1/35	1,347,755	1,400,952
Series 2014-20I, Class 1 2.92%, due 9/1/34	561,108	576,521
Series 2014-20C, Class 1 3.21%, due 3/1/34	956,143	999,171
Series 2018-20B, Class 1 3.22%, due 2/1/38	1,893,246	2,001,040
Series 2018-20D, Class 1 3.31%, due 4/1/38	2,247,311	2,387,338
		9,281,505
Utilities 0.2%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	482,486	492,311

Total Asset-Backed Securities (Cost $9,625,237)		9,773,816

Corporate Bonds 3.4%
Agriculture 0.4%
Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,175,694

Electric 2.0%
Consolidated Edison Co. of New York, Inc. 1.616% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,505,143
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	2,004,166
Monongahela Power Co. 4.10%, due 4/15/24 (b)	2,000,000	2,187,667
PECO Energy Co. 1.70%, due 9/15/21	670,000	663,436
		6,360,412
Pipelines 0.4%
Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,170,661

Real Estate Investment Trusts 0.6%
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,062,611

Total Corporate Bonds (Cost $10,971,455)		10,769,378

Mortgage-Backed Securities 15.7%
Agency (Collateralized Mortgage Obligations) 10.9%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40	537,643	561,306
REMIC, Series 4935, Class JP 2.50%, due 7/25/49	853,531	890,977
REMIC, Series 4913, Class UA 3.00%, due 3/15/49	1,140,356	1,193,146
REMIC, Series 4908, Class BD 3.00%, due 4/25/49	2,400,000	2,554,908
REMIC, Series 4911, Class MB 3.00%, due 9/25/49	1,785,000	1,890,940
REMIC, Series 4926, Class BP 3.00%, due 10/25/49	3,080,000	3,254,195
REMIC Series 4818, Class BD 3.50%, due 3/15/45	587,765	615,467
REMIC Series 4888, Class BA 3.50%, due 9/15/48	420,806	438,154
REMIC Series 4877, Class AT 3.50%, due 11/15/48	545,516	593,404
REMIC Series 4877, Class BE 3.50%, due 11/15/48	865,854	911,104
REMIC, Series 4886, Class LA 4.00%, due 3/15/43	355,883	365,227
REMIC, Series 4837, Class BA 4.00%, due 6/15/43	2,375,189	2,456,333
Federal National Mortgage Association
REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49	671,789	717,663
Series 2019-25, Class PA 3.00%, due 5/25/48	495,909	527,707
Series 2019-13, Class PE 3.00%, due 3/25/49	622,920	658,746
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49	1,350,000	1,406,106
REMIC, Series 2018-76, Class BC 3.50%, due 11/25/42	1,723,769	1,765,476
REMIC, Series 2019-6, Class KA 3.50%, due 3/25/46	1,261,738	1,325,508
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59	1,187,457	1,312,699
REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60	1,240,876	1,353,024
Government National Mortgage Association
Series 2014-91, Class MA 3.00%, due 1/16/40	537,928	571,154
Series 2018-127, Class PB 3.00%, due 9/20/47	1,288,577	1,354,581
REMIC, Series 2019-3, Class A 3.00%, due 4/20/48	1,819,417	1,914,131
Series 2019-29, Class CB 3.00%, due 10/20/48	472,302	499,093
Series 2019-52, Class JL 3.00%, due 11/20/48	508,455	535,767
Series 2019-59, Class KA 3.00%, due 12/20/48	885,665	950,608
Series 2019-43, Class PL 3.00%, due 4/20/49	481,398	512,413
Series 2019-74, Class AT 3.00%, due 6/20/49	1,054,080	1,128,636
Series 2013-149, Class BA 3.25%, due 8/16/41	1,621,696	1,738,392
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29	445,758	461,442
		34,458,307
Agency Collateral PAC CMO 0.6%
Government National Mortgage Association REMIC, Series 2014-63, Class PG 2.50%, due 7/20/43	1,745,148	1,807,785

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (b)	1,750,000	1,865,829
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	488,194	483,455
FREMF Mortgage Trust (b)(c)
Series 2013-K27, Class B 3.496%, due 1/25/46	1,000,000	983,413
Series 2014-K41, Class B 3.833%, due 11/25/47	2,700,000	2,733,887
Series 2016-K54, Class B 4.051%, due 4/25/48	695,000	678,007
Series 2010-K9, Class B 5.207%, due 9/25/45	2,180,000	2,185,828
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (b)	1,725,000	1,718,995
Wells Fargo Commercial Mortgage Trust Series 2018-1745, Class A 3.749%, due 6/15/36 (b)(c)	695,000	685,753
		11,335,167
Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.42%, due 8/25/36 (c)	116,704	93,459

Whole Loan (Collateralized Mortgage Obligations) 0.6%
Chase Home Lending Mortgage Trust Series 2019-ATR1, Class A4 4.00%, due 4/25/49 (b)(d)	314,830	314,832
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) Series 2012-53, Class BK 1.75%, due 5/25/27	1,774,258	1,808,149
		2,122,981

Total Mortgage-Backed Securities (Cost $48,851,565)		49,817,699

U.S. Government & Federal Agencies 72.8%
Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡ (e)
Series 360, Class 2, IO 5.00%, due 8/25/35	79,938	12,258
Series 361, Class 2 6.00%, due 10/25/35	17,209	3,966
		16,224
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.0%
2.50%, due 9/1/34	916,676	951,006
2.50%, due 1/1/40	1,325,182	1,378,634
2.50%, due 8/1/46	1,551,237	1,615,154
2.50%, due 3/1/50	2,797,628	2,898,504
3.00%, due 2/1/46	3,001,897	3,172,934
3.00%, due 4/1/47	3,072,361	3,239,819
3.00%, due 9/1/49	848,116	889,091
3.00%, due 11/1/49	1,818,930	1,919,156
3.50%, due 1/1/43	672,660	725,888
3.50%, due 1/1/44	381,132	408,764
3.50%, due 1/1/48	2,338,166	2,480,347
3.50%, due 2/1/48	2,774,343	2,940,995
4.00%, due 7/1/44	348,879	376,714
4.00%, due 3/1/45	324,261	350,383
4.00%, due 12/1/46	1,129,128	1,221,222
4.00%, due 2/1/48	653,560	701,687
4.00%, due 10/1/48	1,216,953	1,319,285
4.00%, due 3/1/49	1,087,364	1,157,927
4.50%, due 3/1/41	336,701	370,571
4.50%, due 8/1/44	213,876	238,411
4.50%, due 12/1/44	953,265	1,043,899
4.50%, due 7/1/45	622,061	680,685
4.50%, due 4/1/46	98,341	107,673
4.50%, due 8/1/47	204,491	226,454
5.00%, due 11/1/41	1,188,762	1,322,541
6.50%, due 4/1/37	34,193	39,525
		31,777,269
Federal National Mortgage Association (Mortgage Pass-Through Securities) 22.9%
2.50%, due 12/1/37	2,157,714	2,253,995
2.50%, due 2/1/40	1,344,373	1,395,111
2.50%, due 1/1/47	3,125,999	3,253,271
2.50%, due 3/1/50	3,000,000	3,108,176
2.50%, due 3/1/50	3,070,000	3,183,667
2.50%, due 1/1/57	845,690	882,732
3.00%, due 10/1/32	629,151	669,567
3.00%, due 10/1/44	1,992,484	2,105,900
3.00%, due 9/1/46	2,058,724	2,136,599
3.00%, due 10/1/46	1,914,043	1,987,406
3.00%, due 10/1/48	43,285	45,323
3.00%, due 10/1/49	2,883,558	3,021,071
3.00%, due 3/1/50	2,000,000	2,100,278
3.00%, due 3/1/50	2,750,000	2,900,884
3.00%, due 2/1/57	762,817	810,598
3.00%, due 6/1/57	842,129	894,792
3.50%, due 3/1/37	454,839	494,060
3.50%, due 2/1/43	1,640,555	1,769,864
3.50%, due 5/1/43	576,463	618,360
3.50%, due 7/1/43	551,855	593,318
3.50%, due 11/1/44	910,130	976,277
3.50%, due 3/1/45	941,091	1,008,530
3.50%, due 8/1/46	765,849	820,033
3.50%, due 10/1/47	752,620	797,852
3.50%, due 2/1/48	464,022	491,715
3.50%, due 8/1/49	2,007,678	2,117,338
4.00%, due 8/1/38	3,064,629	3,322,140
4.00%, due 1/1/46	948,491	1,024,085
4.00%, due 9/1/47	651,603	697,369
4.00%, due 9/1/48	2,179,469	2,321,341
4.00%, due 9/1/48	1,620,934	1,742,391
4.00%, due 4/1/49	512,413	545,661
4.50%, due 2/1/41	2,599,318	2,862,121
4.50%, due 4/1/41	6,297,647	6,996,551
4.50%, due 8/1/42	1,172,710	1,283,839
4.50%, due 12/1/43	302,834	331,366
4.50%, due 8/1/44	1,353,023	1,481,238
5.00%, due 9/1/41	2,196,147	2,431,535
5.00%, due 10/1/41	1,933,411	2,147,697
5.50%, due 7/1/41	3,428,602	3,873,095
6.00%, due 4/1/37	10,435	11,779
6.00%, due 7/1/39	784,150	902,514
6.50%, due 10/1/39	139,673	162,280
6.50%, due 8/1/47	14,731	15,783
		72,589,502
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
4.00%, due 11/20/49	1,952,372	2,075,675
4.50%, due 7/20/49	1,739,257	1,845,892
		3,921,567
Overseas Private Investment Corporation 0.4%
5.142%, due 12/15/23	995,960	1,084,304

Tennessee Valley Authority 2.5%
3.875%, due 2/15/21	2,000,000	2,054,884
4.65%, due 6/15/35	4,395,000	5,874,905
		7,929,789
United States Treasury Bonds 2.7%
3.00%, due 5/15/45	2,790,000	3,800,503
3.00%, due 2/15/48	2,000,000	2,776,562
4.375%, due 11/15/39	1,200,000	1,900,969
		8,478,034
United States Treasury Notes 30.1%
1.50%, due 2/15/30 (f)	2,615,000	2,815,517
1.625%, due 8/15/22	2,170,000	2,240,525
1.625%, due 5/15/26	380,000	405,546
1.75%, due 9/30/22	3,070,000	3,184,286
1.75%, due 5/15/23	500,000	522,539
2.00%, due 8/31/21	6,595,000	6,763,482
2.25%, due 4/30/24	16,190,000	17,441,563
2.375%, due 4/30/20 (f)	18,700,000	18,734,178
2.375%, due 8/15/24	1,695,000	1,843,114
2.625%, due 7/31/20	12,150,000	12,255,363
2.625%, due 1/31/26	1,700,000	1,909,977
2.75%, due 4/30/23	7,105,000	7,641,483
2.75%, due 7/31/23	845,000	913,458
2.75%, due 8/31/23	1,325,000	1,434,468
2.875%, due 10/31/20	8,030,000	8,157,664
3.00%, due 10/31/25	7,805,000	8,897,090
		95,160,253
United States Treasury Inflation - Indexed Bond 1.6%
United States Treasury Inflation - Indexed Bonds 0.125%, due 1/15/30	4,792,189	4,934,044

United States Treasury Inflation - Indexed Note 1.4%
United States Treasury Inflation - Indexed Notes 0.875%, due 1/15/29	4,035,044	4,383,000
Total U.S. Government & Federal Agencies (Cost $218,941,438)		230,273,986
Total Long-Term Bonds (Cost $288,389,695)		300,634,879

Short-Term Investments 8.2%	Shares
Affiliated Investment Company 4.6%
MainStay U.S. Government Liquidity Fund, 0.09% (g)	14,464,911	14,464,911

Total Affiliated Investments Company (Cost $14,464,911)		14,464,911

Unaffiliated Investment Company 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (g)(i)	8,794,100	8,794,100

Total Unaffiliated Investment Company (Cost $8,794,100)		8,794,100

	Principal Amount
U.S. Government & Federal Agencies 0.8%
United States Treasury Bills (h) 0.239%, due 5/28/20	$2,600,000	2,599,028
Total U.S. Government & Federal Agencies (Cost $2,599,028)		2,599,028
Total Short-Term Investments (Cost $25,858,039)		25,858,039
Total Investments (Cost $314,247,734)	103.2%	326,492,918
Other Assets, Less Liabilities	(3.2)	(9,975,583)
Net Assets	100.0%	$316,517,335

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $8,613,791. The Portfolio received cash collateral with a value of $8,794,100.
(g)	Current yield as of March 31, 2020.
(h)	Interest rate shown represents yield to maturity.
(i)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

IO	—Interest Only
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,773,816	$—	$9,773,816
Corporate Bonds	—	10,769,378	—	10,769,378
Mortgage-Backed Securities	—	49,817,699	—	49,817,699
U.S. Government & Federal Agencies	—	230,273,986	—	230,273,986
Total Long-Term Bonds	—	300,634,879	—	300,634,879
Short-Term Investments
Affiliated Investment Company	14,464,911	—	—	14,464,911
Unaffiliated Investment Company	8,794,100	—	—	8,794,100
U.S. Government & Federal Agencies	—	2,599,028	—	2,599,028
Total Short-Term Investments	23,259,011	2,599,028	—	25,858,039
Total Investments in Securities	$23,259,011	$303,233,907	$—	$326,492,918

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.4% †
Asset-Backed Securities 0.4%
Automobile 0.4%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	$86,492	$87,103
BMW Vehicle Lease Trust Series 2018-1, Class A3 3.26%, due 7/20/21	200,000	200,198
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	300,000	297,163
GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	708,327
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	789,570	796,834
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	92,665	92,410
Total Asset-Backed Securities (Cost $2,168,506)		2,182,035

Corporate Bonds 23.7%
Aerospace & Defense 0.3%
Boeing Co. 3.25%, due 3/1/28	460,000	432,775
General Dynamics Corp. 3.00%, due 5/11/21	255,000	256,962
Lockheed Martin Corp. 4.07%, due 12/15/42	255,000	294,502
Northrop Grumman Corp. 7.75%, due 2/15/31	210,000	297,162
Raytheon Co. 3.15%, due 12/15/24	255,000	265,155
Rockwell Collins, Inc. 3.50%, due 3/15/27	210,000	217,028
United Technologies Corp. 3.65%, due 8/16/23	6,000	6,309
		1,769,893
Apparel 0.0% ‡
Nike, Inc. 3.625%, due 5/1/43	65,000	70,918

Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,300,000	1,212,250
General Motors Financial Co., Inc. 4.35%, due 1/17/27	1,250,000	999,603
Toyota Motor Credit Corp. 2.25%, due 10/18/23	290,000	284,307
		2,496,160
Banks 5.8%
Bank of America Corp.
3.248%, due 10/21/27	405,000	414,928
3.30%, due 1/11/23	835,000	865,093
3.419%, due 12/20/28 (b)	510,000	526,084
4.083%, due 3/20/51 (b)	520,000	595,237
5.625%, due 7/1/20	375,000	377,352
Bank of New York Mellon Corp.
2.05%, due 5/3/21	95,000	95,441
2.50%, due 4/15/21	610,000	609,641
3.00%, due 2/24/25	410,000	420,104
Bank of Nova Scotia 2.70%, due 3/7/22	720,000	731,465
Barclays PLC 5.25%, due 8/17/45	270,000	298,777
BNP Paribas S.A. 3.25%, due 3/3/23	445,000	458,696
Citigroup, Inc.
2.65%, due 10/26/20	610,000	611,071
3.375%, due 3/1/23	915,000	932,776
4.45%, due 9/29/27	1,235,000	1,289,370
4.65%, due 7/30/45	170,000	194,467
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	405,000	534,560
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	335,000	338,651
Fifth Third Bank 2.25%, due 6/14/21	470,000	470,439
Goldman Sachs Group, Inc.
2.60%, due 12/27/20	525,000	525,001
2.905%, due 7/24/23 (b)	1,420,000	1,414,766
3.85%, due 1/26/27	1,125,000	1,159,965
4.80%, due 7/8/44	350,000	391,903
HSBC Holdings PLC
2.65%, due 1/5/22	1,060,000	1,058,533
3.90%, due 5/25/26	1,250,000	1,271,466
JPMorgan Chase & Co.
4.25%, due 10/1/27	1,340,000	1,458,756
4.26%, due 2/22/48 (b)	500,000	578,351
Keybank N.A. 2.40%, due 6/9/22	335,000	335,412
KfW
1.50%, due 4/20/20	830,000	830,158
2.125%, due 3/7/22	2,730,000	2,808,705
Lloyds Banking Group PLC 3.75%, due 1/11/27	1,140,000	1,150,862
Mitsubishi UFJ Financial Group, Inc. 3.455%, due 3/2/23	510,000	523,157
Morgan Stanley
2.50%, due 4/21/21	450,000	451,289
3.625%, due 1/20/27	1,500,000	1,604,869
4.10%, due 5/22/23	555,000	566,487
National Australia Bank, Ltd. 2.50%, due 5/22/22	335,000	336,045
PNC Bank N.A. 2.625%, due 2/17/22	335,000	338,424
Royal Bank of Canada 2.75%, due 2/1/22	330,000	337,484
Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	270,000	277,112
State Street Corp. 4.375%, due 3/7/21	350,000	357,935
Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	1,355,000	1,344,211
Toronto-Dominion Bank 2.50%, due 12/14/20	445,000	446,834
Truist Financial Corp.
2.05%, due 5/10/21	705,000	703,972
2.75%, due 4/1/22	255,000	256,684
Wells Fargo & Co.
2.55%, due 12/7/20	300,000	300,718
3.00%, due 4/22/26	1,450,000	1,475,296
3.50%, due 3/8/22	355,000	361,900
4.75%, due 12/7/46	500,000	552,624
Westpac Banking Corp. 2.80%, due 1/11/22	445,000	449,274
		33,432,345
Beverages 0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
2.50%, due 7/15/22	97,000	97,319
4.60%, due 4/15/48	1,265,000	1,338,312
Coca Cola Co. 2.25%, due 9/1/26	290,000	298,327
Constellation Brands, Inc. 3.60%, due 2/15/28	100,000	97,807
Diageo Capital PLC 5.875%, due 9/30/36	218,000	281,364
Keurig Dr. Pepper, Inc. 4.985%, due 5/25/38	65,000	72,306
Molson Coors Beverage Co. 4.20%, due 7/15/46	65,000	58,104
PepsiCo, Inc.
2.75%, due 3/1/23	330,000	344,732
2.85%, due 2/24/26	210,000	221,300
4.45%, due 4/14/46	475,000	613,850
		3,423,421
Biotechnology 0.2%
Amgen, Inc.
2.70%, due 5/1/22	180,000	184,351
3.125%, due 5/1/25	255,000	270,526
3.375%, due 2/21/50	180,000	187,606
Baxalta, Inc. 3.60%, due 6/23/22	39,000	39,480
Gilead Sciences, Inc.
3.65%, due 3/1/26	440,000	475,802
4.60%, due 9/1/35	180,000	222,927
		1,380,692
Building Materials 0.0% ‡
Johnson Controls International PLC 6.00%, due 1/15/36	50,000	58,681

Chemicals 0.2%
DuPont de Nemours, Inc. 4.493%, due 11/15/25	375,000	403,851
Ecolab, Inc. 2.70%, due 11/1/26	210,000	212,840
Mosaic Co. 4.05%, due 11/15/27	405,000	345,058
Nutrien, Ltd. 5.875%, due 12/1/36	210,000	239,420
Sherwin-Williams Co. 3.95%, due 1/15/26	255,000	268,177
		1,469,346
Computers 0.7%
Apple, Inc.
2.15%, due 2/9/22	180,000	184,125
2.90%, due 9/12/27	250,000	266,770
3.35%, due 2/9/27	16,000	17,439
4.25%, due 2/9/47	180,000	230,327
4.50%, due 2/23/36	745,000	923,078
Dell International LLC / EMC Corp.(a)
5.45%, due 6/15/23	445,000	457,305
6.02%, due 6/15/26	300,000	309,624
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	180,000	183,447
IBM Corp.
1.875%, due 8/1/22	200,000	201,788
3.45%, due 2/19/26	175,000	186,277
3.50%, due 5/15/29	1,040,000	1,128,244
		4,088,424
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. 2.70%, due 2/2/26	210,000	223,856
Unilever Capital Corp. 3.10%, due 7/30/25	100,000	106,294
		330,150
Diversified Financial Services 0.6%
American Express Co.
2.50%, due 8/1/22	300,000	301,945
3.40%, due 2/27/23	365,000	373,948
Capital One Financial Co. 3.05%, due 3/9/22	565,000	564,253
GE Capital International Funding Co. 3.373%, due 11/15/25	1,425,000	1,417,895
Visa, Inc.
2.80%, due 12/14/22	405,000	421,820
4.30%, due 12/14/45	175,000	220,377
		3,300,238
Electric 1.5%
American Electric Power Co., Inc. 2.15%, due 11/13/20	525,000	521,118
CenterPoint Energy Houston Electric LLC 4.25%, due 2/1/49	250,000	287,344
Commonwealth Edison Co. 3.65%, due 6/15/46	390,000	412,446
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	565,000	635,081
DTE Electric Co. 3.375%, due 3/1/25	180,000	183,982
Duke Energy Carolinas LLC
3.875%, due 3/15/46	690,000	774,879
4.00%, due 9/30/42	210,000	236,175
Edison International 2.95%, due 3/15/23	180,000	170,912
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	180,000	182,081
Exelon Corp. 2.85%, due 6/15/20	375,000	374,959
Florida Power & Light Co.
2.75%, due 6/1/23	120,000	123,977
3.80%, due 12/15/42	800,000	890,462
Kentucky Utilities Co. 3.25%, due 11/1/20	260,000	259,111
MidAmerican Energy Co. 3.95%, due 8/1/47	330,000	354,988
National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	90,918
Ohio Power Co. Series G 6.60%, due 2/15/33	165,000	228,771
PPL Electric Utilities Corp. 3.95%, due 6/1/47	100,000	106,070
San Diego Gas & Electric Co. 4.15%, due 5/15/48	210,000	225,872
Sempra Energy 3.80%, due 2/1/38	210,000	196,955
Southern California Edison Co. 4.125%, due 3/1/48	210,000	223,895
Southern Co.
2.95%, due 7/1/23	180,000	181,071
4.40%, due 7/1/46	750,000	779,957
Virginia Electric & Power Co. 4.00%, due 1/15/43	365,000	386,817
Xcel Energy, Inc. 3.30%, due 6/1/25	730,000	740,334
		8,568,175
Environmental Controls 0.1%
Republic Services, Inc. 3.20%, due 3/15/25	255,000	262,780
Waste Management, Inc. 3.15%, due 11/15/27	255,000	263,198
		525,978
Food 0.1%
General Mills, Inc.
3.15%, due 12/15/21	180,000	182,327
4.20%, due 4/17/28	65,000	71,566
Sysco Corp. 3.25%, due 7/15/27	255,000	233,044
Tyson Foods, Inc. 5.10%, due 9/28/48	250,000	309,767
		796,704
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 5.50%, due 1/17/27	405,000	388,800
International Paper Co. 3.80%, due 1/15/26	260,000	268,459
		657,259
Gas 0.0% ‡
NiSource, Inc. 3.49%, due 5/15/27	210,000	212,297

Health Care - Products 0.3%
Abbott Laboratories
3.75%, due 11/30/26	150,000	167,401
4.90%, due 11/30/46	100,000	136,470
Boston Scientific Corp. 4.70%, due 3/1/49	200,000	228,384
Medtronic, Inc. 4.625%, due 3/15/45	349,000	466,106
Stryker Corp. 3.65%, due 3/7/28	210,000	223,531
Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	290,000	293,196
		1,515,088
Health Care - Services 0.6%
Aetna, Inc. 6.625%, due 6/15/36	210,000	261,266
Anthem, Inc. 4.375%, due 12/1/47	255,000	274,127
Laboratory Corporation of America Holdings 3.60%, due 2/1/25	255,000	264,050
UnitedHealth Group, Inc.
3.10%, due 3/15/26	500,000	527,809
3.75%, due 7/15/25	1,475,000	1,593,972
4.25%, due 4/15/47	250,000	294,300
		3,215,524
Household Products & Wares 0.1%
Clorox Co. 3.90%, due 5/15/28	210,000	231,061
Kimberly-Clark Corp. 2.75%, due 2/15/26	210,000	214,757
		445,818
Housewares 0.0% ‡
Newell Brands, Inc. 4.10%, due 4/1/23	175,000	177,616

Insurance 0.7%
Allstate Corp. 5.35%, due 6/1/33	210,000	256,583
American International Group, Inc. 6.25%, due 5/1/36	350,000	408,112
Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	355,000	426,563
Chubb INA Holdings, Inc. 3.35%, due 5/3/26	180,000	190,588
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	390,000	393,677
Metlife, Inc. 3.60%, due 11/13/25	1,390,000	1,444,114
Progressive Corp. 3.75%, due 8/23/21	300,000	306,439
Prudential Financial, Inc.
4.418%, due 3/27/48	125,000	125,167
4.50%, due 11/15/20	330,000	332,277
		3,883,520
Internet 0.2%
Alphabet, Inc. 3.375%, due 2/25/24	300,000	329,908
Amazon.com, Inc. 3.875%, due 8/22/37	810,000	967,603
		1,297,511
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 5.30%, due 9/15/35	260,000	311,173

Machinery - Diversified 0.0% ‡
Deere & Co. 3.90%, due 6/9/42	145,000	159,264

Media 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, due 7/23/25	750,000	796,195
5.75%, due 4/1/48	700,000	793,718
Comcast Corp.
1.625%, due 1/15/22	615,000	624,747
2.65%, due 2/1/30	625,000	642,991
3.40%, due 7/15/46	1,215,000	1,312,804
Discovery Communications LLC 3.95%, due 3/20/28	350,000	343,113
TWDC Enterprises 18 Corp. 2.35%, due 12/1/22	510,000	518,346
Walt Disney Co.
3.00%, due 9/15/22	615,000	630,847
6.40%, due 12/15/35	410,000	575,013
		6,237,774
Mining 0.2%
Barrick North America Finance LLC 5.70%, due 5/30/41	100,000	123,078
BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	430,000	441,583
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	405,000	425,391
		990,052
Miscellaneous - Manufacturing 0.2%
3M Co. 4.00%, due 9/14/48	250,000	288,382
Eaton Corp. 4.00%, due 11/2/32	210,000	217,015
General Electric Co. 4.125%, due 10/9/42	44,000	41,539
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	375,000	375,049
Parker-Hannifin Corp.
3.50%, due 9/15/22	240,000	242,926
4.20%, due 11/21/34	65,000	67,407
		1,232,318
Multi-National 1.3%
Asian Development Bank 2.75%, due 3/17/23	1,000,000	1,061,696
European Investment Bank
2.25%, due 8/15/22	1,525,000	1,585,513
2.375%, due 5/24/27	570,000	627,934
Inter-American Development Bank 1.75%, due 4/14/22	915,000	937,111
International Bank for Reconstruction & Development
2.00%, due 1/26/22	1,525,000	1,564,086
3.00%, due 9/27/23	1,000,000	1,079,440
Japan Bank for International Cooperation 2.875%, due 6/1/27	576,000	643,481
		7,499,261
Oil & Gas 1.0%
BP Capital Markets America, Inc. 3.588%, due 4/14/27	250,000	248,618
Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	100,000	77,838
Cenovus Energy, Inc. 5.25%, due 6/15/37	300,000	133,399
Chevron Corp. 3.191%, due 6/24/23	410,000	428,595
ConocoPhillips Co. 5.95%, due 3/15/46	615,000	732,179
Devon Energy Corp. 4.75%, due 5/15/42	210,000	125,787
EOG Resources, Inc. 3.90%, due 4/1/35	180,000	181,091
Equinor ASA 5.10%, due 8/17/40	360,000	428,031
Exxon Mobil Corp. 4.114%, due 3/1/46	390,000	461,044
Hess Corp. 7.125%, due 3/15/33	100,000	80,361
Marathon Petroleum Corp. 5.125%, due 3/1/21	1,020,000	988,949
Occidental Petroleum Corp.
3.00%, due 2/15/27	880,000	407,906
5.55%, due 3/15/26	320,000	169,250
Petroleos Mexicanos 6.50%, due 6/2/41	1,000,000	635,870
Shell International Finance B.V.
2.375%, due 8/21/22	290,000	291,642
3.75%, due 9/12/46	510,000	545,384
		5,935,944
Oil & Gas Services 0.0% ‡
Halliburton Co. 3.80%, due 11/15/25	28,000	26,427

Pharmaceuticals 1.7%
AbbVie, Inc.
3.20%, due 11/6/22	440,000	448,910
3.75%, due 11/14/23	70,000	72,528
4.70%, due 5/14/45	930,000	1,044,567
Allergan Funding SCS
3.80%, due 3/15/25	200,000	204,769
4.75%, due 3/15/45	100,000	107,783
AstraZeneca PLC 6.45%, due 9/15/37	440,000	623,983
Becton Dickinson & Co. 3.70%, due 6/6/27	131,000	132,236
Bristol-Myers Squibb Co.(a)
2.75%, due 2/15/23	25,000	25,847
3.40%, due 7/26/29	1,280,000	1,412,701
3.55%, due 8/15/22	155,000	163,389
3.625%, due 5/15/24	510,000	538,899
Cigna Corp.
3.90%, due 2/15/22 (a)	405,000	414,565
4.125%, due 11/15/25	225,000	240,677
4.90%, due 12/15/48	250,000	299,947
CVS Health Corp.
2.75%, due 12/1/22	330,000	332,301
2.80%, due 7/20/20	300,000	300,055
3.75%, due 4/1/30	125,000	128,707
4.25%, due 4/1/50	275,000	285,454
4.30%, due 3/25/28	85,000	90,920
Eli Lilly & Co. 3.95%, due 3/15/49	250,000	314,989
GlaxoSmithKline Capital, Inc. 3.875%, due 5/15/28	255,000	286,430
Johnson & Johnson
3.55%, due 3/1/36	300,000	339,006
4.95%, due 5/15/33	250,000	332,250
Merck & Co., Inc. 3.70%, due 2/10/45	210,000	248,366
Mylan, Inc.
4.20%, due 11/29/23	50,000	47,430
5.20%, due 4/15/48	65,000	58,280
Novartis Capital Corp. 4.00%, due 11/20/45	260,000	330,008
Pfizer, Inc.
3.00%, due 6/15/23	155,000	157,942
3.20%, due 9/15/23	25,000	26,323
4.00%, due 12/15/36	440,000	502,787
4.10%, due 9/15/38	70,000	82,333
		9,594,382
Pipelines 1.0%
Enbridge, Inc. 4.50%, due 6/10/44	210,000	193,959
Energy Transfer Operating, L.P. 4.05%, due 3/15/25	2,430,000	2,109,003
Enterprise Products Operating LLC
3.70%, due 2/15/26	400,000	399,307
4.80%, due 2/1/49	350,000	349,957
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	255,000	270,942
Kinder Morgan, Inc. 4.30%, due 6/1/25	515,000	525,532
MPLX, L.P. 4.125%, due 3/1/27	755,000	643,332
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	412,000	336,981
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	180,000	164,516
TransCanada PipeLines, Ltd.
4.875%, due 1/15/26	260,000	284,157
4.875%, due 5/15/48	500,000	518,572
Williams Cos., Inc. 3.35%, due 8/15/22	250,000	239,284
		6,035,542
Real Estate 0.0% ‡
Prologis, L.P. 3.75%, due 11/1/25	180,000	191,001

Real Estate Investment Trusts 0.2%
American Tower Corp. 5.00%, due 2/15/24	170,000	179,934
AvalonBay Communities, Inc. 2.90%, due 10/15/26	180,000	181,987
ERP Operating, L.P.
3.25%, due 8/1/27	210,000	209,131
4.625%, due 12/15/21	225,000	229,982
Realty Income Corp. 4.65%, due 3/15/47	125,000	131,823
Simon Property Group, L.P. 4.25%, due 11/30/46	368,000	334,460
		1,267,317
Retail 0.7%
Home Depot, Inc. 4.25%, due 4/1/46	750,000	891,403
Lowe’s Cos., Inc. 4.05%, due 5/3/47	360,000	356,426
McDonald’s Corp. 3.375%, due 5/26/25	1,310,000	1,363,635
Target Corp. 3.50%, due 7/1/24	250,000	266,545
Walmart, Inc.
2.85%, due 7/8/24	225,000	236,539
3.30%, due 4/22/24	65,000	68,982
4.30%, due 4/22/44	550,000	677,220
		3,860,750
Semiconductors 0.5%
Applied Materials, Inc. 5.10%, due 10/1/35	210,000	282,555
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, due 1/15/21	300,000	296,027
3.00%, due 1/15/22	180,000	177,997
Intel Corp. 3.70%, due 7/29/25	1,260,000	1,389,415
QUALCOMM, Inc. 4.65%, due 5/20/35	210,000	265,358
Texas Instruments, Inc. 2.625%, due 5/15/24	300,000	312,770
		2,724,122
Software 0.7%
Fidelity National Information Services, Inc. 3.50%, due 4/15/23	63,000	64,728
Fiserv, Inc. 4.20%, due 10/1/28	550,000	595,096
Microsoft Corp.
2.40%, due 2/6/22	410,000	421,421
3.30%, due 2/6/27	365,000	405,031
4.25%, due 2/6/47	1,105,000	1,423,938
Oracle Corp.
2.95%, due 5/15/25	405,000	418,580
4.00%, due 7/15/46	180,000	200,808
5.375%, due 7/15/40	300,000	400,712
		3,930,314
Sovereign 0.1%
Svensk Exportkredit A.B. 2.375%, due 3/9/22	400,000	413,128

Telecommunications 1.3%
AT&T, Inc.
3.60%, due 7/15/25	260,000	275,469
4.25%, due 3/1/27	1,150,000	1,221,494
5.15%, due 11/15/46	1,500,000	1,761,787
Cisco Systems, Inc. 2.95%, due 2/28/26	410,000	436,325
Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	210,000	283,492
Telefonica Emisiones SAU 7.045%, due 6/20/36	300,000	357,463
Verizon Communications, Inc.
4.016%, due 12/3/29	515,000	578,399
5.50%, due 3/16/47	850,000	1,163,734
Vodafone Group PLC 4.375%, due 5/30/28	1,155,000	1,219,834
		7,297,997
Transportation 1.0%
Burlington Northern Santa Fe LLC 3.25%, due 6/15/27	831,000	859,178
Canadian National Railway Co. 6.25%, due 8/1/34	210,000	283,992
CSX Corp.
3.35%, due 9/15/49	500,000	472,773
3.70%, due 11/1/23	615,000	647,026
FedEx Corp.
2.625%, due 8/1/22	260,000	257,770
3.20%, due 2/1/25	505,000	511,667
Norfolk Southern Corp.
3.942%, due 11/1/47	541,000	564,001
4.80%, due 8/15/43	40,000	44,017
Union Pacific Corp. 2.75%, due 3/1/26	1,455,000	1,464,590
United Parcel Service, Inc. 3.40%, due 11/15/46	405,000	395,386
		5,500,400
Total Corporate Bonds (Cost $133,983,966)		136,322,924

Foreign Government Bonds 1.7%
Canada 0.3%
Province of Ontario Canada 2.50%, due 4/27/26	970,000	1,045,665
Province of Quebec Canada 2.50%, due 4/20/26	650,000	703,073
		1,748,738
Colombia 0.1%
Republic of Colombia 6.125%, due 1/18/41	545,000	626,412

Mexico 0.7%
United Mexican States 4.125%, due 1/21/26	3,630,000	3,720,786

Panama 0.1%
Panama Government International Bond 3.75%, due 3/16/25	750,000	778,132

Peru 0.2%
Peruvian Government International Bond 7.35%, due 7/21/25	920,000	1,170,700

Philippines 0.1%
Philippine Government International Bond 5.00%, due 1/13/37	400,000	474,197

Republic of Korea 0.2%
Korea Development Bank
2.25%, due 5/18/20	500,000	500,905
3.25%, due 2/19/24	850,000	901,105
		1,402,010
Total Foreign Government Bonds (Cost $9,602,354)		9,920,975

Mortgage-Backed Securities 1.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	800,000	887,021
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	103,285
Series 2018-B1, Class A5 3.666%, due 1/15/51 (c)	800,000	876,990
Series 2018-B6, Class A3 3.995%, due 10/10/51	900,000	991,367
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3 3.217%, due 11/10/49 (c)	300,000	304,961
Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	204,928
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	313,583
Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	321,651
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	309,128
GS Mortgage Securities Trust
Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	300,832
Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	317,447
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (c)	800,000	858,311
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	300,924
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	540,356
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, due 9/15/48	300,000	313,531
WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	202,707
Total Mortgage-Backed Securities (Cost $6,809,392)		7,147,022

U.S. Government & Federal Agencies 66.4%
Federal Home Loan Bank 0.1%
Federal Home Loan Bank 3.25%, due 11/16/28	700,000	827,362

Federal Home Loan Mortgage Corporation 0.4%
1.875%, due 11/17/20	400,000	404,168
2.00%, due 5/28/24	1,300,000	1,300,871
2.375%, due 1/13/22	500,000	517,533
		2,222,572

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.6%
2.50%, due 10/1/31	61,471	63,867
2.50%, due 2/1/32	351,533	364,992
2.50%, due 2/1/33	430,003	446,495
2.50%, due 4/1/33	557,540	578,922
2.50%, due 6/1/33	89,097	92,508
2.50%, due 7/1/33	222,538	231,087
3.00%, due 9/1/27	197,828	207,158
3.00%, due 4/1/32	249,472	262,156
3.00%, due 6/1/32	66,039	69,396
3.00%, due 9/1/32	32,808	34,475
3.00%, due 10/1/32	144,599	151,950
3.00%, due 5/1/33	224,545	235,880
3.00%, due 9/1/33	249,815	261,629
3.00%, due 9/1/36	137,822	147,148
3.00%, due 11/1/37	143,126	151,381
3.00%, due 12/1/37	229,303	242,003
3.00%, due 9/1/46	1,088,063	1,147,026
3.00%, due 12/1/46	73,779	77,678
3.00%, due 2/1/47	78,712	82,998
3.00%, due 3/1/47	356,756	375,654
3.00%, due 4/1/47	104,739	110,384
3.00%, due 1/1/48	939,520	991,493
3.00%, due 2/1/48	601,476	633,357
3.00%, due 3/1/48	514,044	543,641
3.00%, due 4/1/48	678,685	717,486
3.00%, due 6/1/48	790,216	831,793
3.50%, due 12/1/25	46,036	48,454
3.50%, due 5/1/33	205,429	217,103
3.50%, due 9/1/33	62,753	66,101
3.50%, due 2/1/37	190,797	203,471
3.50%, due 1/1/38	229,531	244,418
3.50%, due 6/1/43	205,165	220,179
3.50%, due 9/1/44	199,357	213,842
3.50%, due 8/1/45	432,922	460,912
3.50%, due 8/1/46	597,744	637,017
3.50%, due 8/1/47	73,603	77,999
3.50%, due 9/1/47	168,235	178,323
3.50%, due 11/1/47	321,611	341,632
3.50%, due 12/1/47	754,525	795,850
3.50%, due 12/1/47	6,051,347	6,414,011
3.50%, due 1/1/48	75,504	80,028
3.50%, due 3/1/48	919,500	975,514
3.50%, due 5/1/48	321,287	340,415
3.50%, due 6/1/48	579,932	614,411
3.50%, due 8/1/48	639,511	675,868
3.50%, due 9/1/48	615,345	650,655
3.50%, due 11/1/48	217,493	229,588
3.50%, due 12/1/48	553,695	585,976
4.00%, due 4/1/46	457,968	494,024
4.00%, due 5/1/46	155,368	167,539
4.00%, due 4/1/47	137,108	147,198
4.00%, due 6/1/47	376,271	403,442
4.00%, due 8/1/47	660,898	710,189
4.00%, due 10/1/47	162,955	175,341
4.00%, due 12/1/47	433,095	464,868
4.00%, due 1/1/48	140,495	151,251
4.00%, due 5/1/48	265,953	283,319
4.00%, due 9/1/48	1,028,794	1,096,037
4.00%, due 12/1/48	586,056	624,366
4.50%, due 5/1/38	126,507	137,666
4.50%, due 9/1/46	28,775	31,359
4.50%, due 9/1/46	57,777	63,010
4.50%, due 10/1/46	227,811	248,448
4.50%, due 2/1/47	50,548	55,007
4.50%, due 11/1/47	67,324	72,997
4.50%, due 2/1/48	131,727	142,498
4.50%, due 4/1/48	188,657	203,480
4.50%, due 6/1/48	119,989	129,135
4.50%, due 7/1/48	415,899	447,992
4.50%, due 8/1/48	419,684	452,154
4.50%, due 1/1/49	655,856	705,014
5.00%, due 9/1/38	69,484	77,213
5.00%, due 11/1/41	119,918	132,840
5.00%, due 3/1/47	234,040	253,327
5.00%, due 9/1/48	362,031	391,196
5.00%, due 1/1/49	228,596	246,863
5.50%, due 1/1/29	76,183	83,249
5.50%, due 7/1/38	120,311	135,977
		32,051,323
Federal National Mortgage Association 0.6%
1.375%, due 9/6/22	725,000	742,473
1.875%, due 4/5/22	300,000	308,940
1.875%, due 9/24/26	1,650,000	1,755,327
2.875%, due 10/30/20	650,000	659,808
		3,466,548
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.4%
2.50%, due 10/1/27	216,339	224,390
2.50%, due 4/1/30	181,736	188,486
2.50%, due 10/1/31	322,089	334,398
2.50%, due 2/1/32	266,482	276,666
2.50%, due 2/1/32	271,896	282,281
2.50%, due 8/1/32	474,584	493,810
2.50%, due 3/1/33	318,477	332,346
2.50%, due 6/1/33	321,617	333,800
2.50%, due 4/1/46	80,894	84,198
2.50%, due 10/1/46	169,686	176,573
3.00%, due 4/1/25	69,344	72,527
3.00%, due 11/1/31	218,668	229,729
3.00%, due 1/1/32	316,652	332,670
3.00%, due 6/1/32	185,909	195,237
3.00%, due 1/1/33	178,199	187,191
3.00%, due 2/1/33	244,763	257,344
3.00%, due 4/1/33	400,834	420,855
3.00%, due 5/1/33	409,139	429,788
3.00%, due 9/1/33	126,202	132,018
3.00%, due 9/1/34	2,226,821	2,329,739
3.00%, due 2/1/37	209,919	223,679
3.00%, due 1/1/38	673,709	711,642
3.00%, due 9/1/42	1,310,017	1,384,735
3.00%, due 3/1/43	8,317,590	8,790,623
3.00%, due 12/1/43	957,558	1,010,506
3.00%, due 10/1/44	830,465	877,722
3.00%, due 10/1/46	183,124	193,016
3.00%, due 12/1/46	1,711,329	1,803,877
3.00%, due 2/1/47	261,904	275,493
3.00%, due 8/1/47	964,000	1,017,991
3.00%, due 10/1/47	831,742	878,667
3.00%, due 11/1/47	229,161	241,499
3.00%, due 6/1/48	171,380	180,270
3.00%, due 9/1/49	2,827,090	2,961,938
3.50%, due 7/1/21	17,585	18,473
3.50%, due 3/1/22	41,176	43,255
3.50%, due 5/1/26	53,402	56,207
3.50%, due 11/1/31	57,792	60,907
3.50%, due 5/1/33	126,712	133,574
3.50%, due 6/1/33	270,837	285,129
3.50%, due 7/1/33	131,401	138,329
3.50%, due 9/1/33	191,728	201,929
3.50%, due 5/1/45	888,370	953,399
3.50%, due 9/1/45	136,771	145,422
3.50%, due 12/1/45	503,929	540,236
3.50%, due 12/1/45	321,398	341,975
3.50%, due 1/1/46	300,486	322,484
3.50%, due 1/1/46	306,029	325,928
3.50%, due 4/1/46	153,650	163,451
3.50%, due 9/1/46	545,104	584,175
3.50%, due 10/1/46	305,862	324,408
3.50%, due 10/1/46	148,406	157,369
3.50%, due 1/1/47	280,242	297,092
3.50%, due 7/1/47	78,713	83,382
3.50%, due 7/1/47	295,740	317,185
3.50%, due 10/1/47	288,522	305,655
3.50%, due 11/1/47	1,045,133	1,107,447
3.50%, due 11/1/47	798,891	846,465
3.50%, due 11/1/47	394,807	418,380
3.50%, due 12/1/47	75,362	79,579
3.50%, due 8/1/48	642,538	679,241
3.50%, due 9/1/48	791,725	836,828
3.50%, due 2/1/49	1,558,980	1,647,424
3.50%, due 9/1/49	6,411,630	6,770,109
4.00%, due 5/1/24	80,915	85,114
4.00%, due 11/1/29	190,856	200,758
4.00%, due 2/1/37	53,181	57,739
4.00%, due 8/1/38	542,175	582,557
4.00%, due 8/1/44	272,580	294,632
4.00%, due 2/1/45	328,795	355,332
4.00%, due 9/1/45	62,451	67,491
4.00%, due 5/1/46	294,455	317,004
4.00%, due 9/1/46	110,528	119,321
4.00%, due 9/1/46	129,598	139,375
4.00%, due 2/1/47	50,392	54,242
4.00%, due 4/1/47	29,534	31,620
4.00%, due 5/1/47	229,799	246,018
4.00%, due 5/1/47	220,678	237,014
4.00%, due 6/1/47	691,565	741,662
4.00%, due 10/1/47	75,927	81,422
4.00%, due 11/1/47	71,074	76,006
4.00%, due 12/1/47	189,128	201,696
4.00%, due 1/1/48	494,048	527,788
4.00%, due 1/1/48	70,169	74,781
4.00%, due 1/1/48	409,227	438,463
4.00%, due 2/1/48	211,090	226,344
4.00%, due 6/1/48	866,797	925,070
4.00%, due 7/1/48	281,532	299,943
4.00%, due 7/1/48	682,992	727,226
4.00%, due 7/1/48	1,064,312	1,132,986
4.00%, due 8/1/48	188,894	201,394
4.00%, due 8/1/48	3,840,028	4,101,244
4.00%, due 9/1/48	186,081	198,149
4.00%, due 9/1/48	670,726	713,998
4.00%, due 10/1/48	128,578	137,283
4.00%, due 11/1/48	318,426	339,048
4.00%, due 1/1/49	240,346	255,965
4.00%, due 9/1/49	3,705,734	3,949,637
4.50%, due 7/1/46	62,174	67,702
4.50%, due 12/1/46	61,778	67,377
4.50%, due 4/1/47	430,080	468,090
4.50%, due 5/1/47	29,745	32,309
4.50%, due 7/1/47	94,635	102,786
4.50%, due 7/1/47	408,444	441,151
4.50%, due 8/1/47	29,583	32,029
4.50%, due 2/1/48	381,753	412,001
4.50%, due 4/1/48	140,104	151,142
4.50%, due 4/1/48	108,696	117,098
4.50%, due 4/1/48	50,446	54,344
4.50%, due 5/1/48	331,022	357,667
4.50%, due 6/1/48	183,996	198,197
4.50%, due 8/1/48	360,036	388,187
4.50%, due 10/1/48	125,830	135,268
4.50%, due 9/1/49	1,687,486	1,817,108
5.00%, due 8/1/31	181,612	195,593
5.00%, due 6/1/39	173,713	192,725
5.00%, due 6/1/40	39,071	43,305
5.00%, due 7/1/47	132,001	142,610
5.00%, due 1/1/48	217,567	238,229
5.00%, due 4/1/48	93,270	101,139
5.00%, due 5/1/48	188,713	203,751
5.00%, due 9/1/48	162,793	176,840
5.50%, due 8/1/27	67,799	74,265
5.50%, due 6/1/36	98,743	111,635
5.50%, due 5/1/44	106,294	120,237
5.50%, due 9/1/48	414,396	454,307
		71,086,555
Government National Mortgage Association (Mortgage Pass-Through Securities) 6.9%
2.50%, due 4/20/47	78,151	82,031
3.00%, due 6/15/45	49,316	52,158
3.00%, due 10/15/45	30,352	32,076
3.00%, due 11/20/45	803,475	862,501
3.00%, due 8/20/46	306,882	328,526
3.00%, due 9/20/46	162,395	173,877
3.00%, due 10/20/46	1,009,637	1,080,027
3.00%, due 1/20/47	1,137,010	1,214,524
3.00%, due 5/20/47	194,297	207,549
3.00%, due 12/20/47	669,154	713,068
3.00%, due 2/20/48	759,224	808,689
3.00%, due 3/20/48	905,996	964,828
3.00%, due 5/15/48	179,025	189,302
3.00%, due 7/1/49 TBA (d)	4,500,000	4,756,816
3.50%, due 11/20/42	285,356	303,976
3.50%, due 9/20/44	423,307	450,094
3.50%, due 3/15/45	32,964	35,192
3.50%, due 4/15/45	52,697	56,196
3.50%, due 7/20/45	1,116,868	1,187,563
3.50%, due 11/20/45	511,791	544,154
3.50%, due 7/20/46	57,984	61,969
3.50%, due 10/20/46	58,344	62,501
3.50%, due 11/20/46	718,574	765,704
3.50%, due 1/20/47	836,259	881,618
3.50%, due 5/20/47	692,531	735,933
3.50%, due 9/20/47	738,240	788,025
3.50%, due 10/20/47	1,313,186	1,395,070
3.50%, due 12/20/47	644,467	680,856
3.50%, due 5/15/48	106,694	113,383
3.50%, due 7/20/48	353,398	374,305
3.50%, due 9/20/48	400,845	424,788
3.50%, due 10/20/48	417,597	441,128
3.50%, due 4/20/49	2,487,003	2,620,775
3.50%, due 7/20/49	3,199,998	3,371,462
4.00%, due 8/15/46	87,395	93,723
4.00%, due 12/20/46	46,768	50,118
4.00%, due 1/20/47	387,137	413,613
4.00%, due 2/20/47	102,884	109,899
4.00%, due 3/20/47	79,949	85,790
4.00%, due 4/20/47	176,320	189,934
4.00%, due 5/20/47	148,110	158,725
4.00%, due 7/20/47	59,509	64,403
4.00%, due 11/15/47	165,380	175,710
4.00%, due 11/20/47	715,462	767,931
4.00%, due 12/20/47	158,174	168,497
4.00%, due 4/20/48	700,035	752,637
4.00%, due 5/20/48	298,425	317,939
4.00%, due 6/20/48	121,781	130,204
4.00%, due 8/20/48	801,815	859,767
4.00%, due 9/20/48	424,562	452,024
4.00%, due 3/20/49	125,098	133,305
4.00%, due 7/15/49	444,768	472,224
4.00%, due 7/20/49	3,576,201	3,794,717
4.50%, due 8/15/46	71,590	78,147
4.50%, due 8/20/46	142,509	155,530
4.50%, due 2/15/47	26,813	29,236
4.50%, due 4/15/47	48,616	53,240
4.50%, due 4/20/47	152,669	165,152
4.50%, due 8/15/47	391,682	428,745
4.50%, due 8/15/47	260,332	285,929
4.50%, due 11/20/47	148,583	160,647
4.50%, due 1/20/48	362,608	386,765
4.50%, due 3/20/48	162,906	173,371
4.50%, due 5/20/48	155,811	166,856
4.50%, due 6/20/48	267,648	286,425
4.50%, due 8/20/48	487,791	517,511
5.00%, due 8/20/45	161,117	175,978
5.00%, due 11/20/46	97,399	107,686
5.00%, due 4/15/47	48,321	52,439
5.00%, due 11/20/47	124,562	134,988
5.00%, due 12/15/47	71,781	77,660
5.00%, due 3/20/48	92,150	99,741
5.00%, due 6/20/48	211,924	227,923
		39,715,793
United States Treasury Bonds 8.3%
2.25%, due 8/15/49	1,375,000	1,675,083
2.375%, due 11/15/49	915,000	1,139,961
2.75%, due 8/15/47	1,035,000	1,371,294
2.75%, due 11/15/47	300,000	397,934
2.875%, due 5/15/43	1,950,000	2,573,619
2.875%, due 11/15/46	140,000	189,410
2.875%, due 5/15/49	3,500,000	4,775,723
3.00%, due 2/15/47	815,000	1,129,157
3.00%, due 5/15/47	1,175,000	1,628,752
3.00%, due 2/15/48	5,950,000	8,260,273
3.00%, due 8/15/48	2,790,000	3,875,484
3.00%, due 2/15/49	2,145,000	2,988,504
3.125%, due 5/15/48	7,900,000	11,192,387
3.375%, due 11/15/48	1,550,000	2,299,752
3.625%, due 2/15/44	150,000	222,176
4.50%, due 2/15/36	1,900,000	2,913,977
4.625%, due 2/15/40	750,000	1,226,543
		47,860,029
United States Treasury Notes 32.1%
1.375%, due 9/15/20	775,000	779,511
1.50%, due 7/15/20	460,000	461,941
1.50%, due 8/15/22	9,275,000	9,552,888
1.50%, due 9/15/22	3,400,000	3,504,922
1.50%, due 10/31/24	3,100,000	3,260,207
1.50%, due 1/31/27	2,400,000	2,553,187
1.50%, due 2/15/30	200,000	215,336
1.625%, due 10/15/20	2,450,000	2,469,811
1.625%, due 8/31/22	700,000	722,969
1.625%, due 11/15/22	8,000,000	8,283,125
1.625%, due 10/31/26	900,000	963,387
1.625%, due 8/15/29	4,150,000	4,504,209
1.75%, due 11/15/20	3,950,000	3,991,660
1.75%, due 7/31/21	25,300,000	25,829,719
1.75%, due 6/15/22	900,000	930,445
1.75%, due 6/30/22	1,925,000	1,991,172
1.75%, due 7/15/22	2,000,000	2,068,516
1.75%, due 6/30/24	2,875,000	3,044,580
1.75%, due 7/31/24	14,650,000	15,529,000
1.75%, due 11/15/29	5,600,000	6,152,125
1.875%, due 12/15/20	1,875,000	1,898,730
1.875%, due 9/30/22	950,000	988,520
1.875%, due 8/31/24	650,000	692,885
2.00%, due 4/30/24	5,885,000	6,278,559
2.00%, due 5/31/24	1,400,000	1,495,703
2.125%, due 7/31/24	150,000	161,332
2.125%, due 5/31/26	5,645,000	6,196,270
2.25%, due 2/15/21	3,000,000	3,056,953
2.375%, due 3/15/21	150,000	153,281
2.375%, due 4/30/26	200,000	222,391
2.375%, due 5/15/29	2,125,000	2,444,497
2.50%, due 6/30/20	925,000	930,509
2.50%, due 2/15/22	17,450,000	18,195,033
2.50%, due 3/31/23	100,000	106,598
2.625%, due 7/31/20	55,000	55,477
2.625%, due 6/15/21	925,000	952,858
2.625%, due 7/15/21	4,965,000	5,123,259
2.625%, due 6/30/23	1,900,000	2,042,648
2.625%, due 12/31/23	150,000	162,902
2.75%, due 9/30/20	775,000	785,172
2.75%, due 8/15/21	3,700,000	3,830,945
2.75%, due 9/15/21	2,300,000	2,384,813
2.75%, due 4/30/23	5,425,000	5,834,630
2.75%, due 5/31/23	1,700,000	1,831,418
2.75%, due 7/31/23	4,675,000	5,053,748
2.75%, due 8/31/23	4,000,000	4,330,469
2.75%, due 6/30/25	275,000	308,236
2.875%, due 11/15/21	375,000	391,245
2.875%, due 9/30/23	2,875,000	3,132,290
2.875%, due 10/31/23	5,300,000	5,779,898
2.875%, due 11/30/23	600,000	655,992
2.875%, due 5/31/25	300,000	337,758
2.875%, due 7/31/25	1,425,000	1,608,914
		184,232,643
Total U.S. Government & Federal Agencies (Cost $354,742,686)		381,462,825
Total Long-Term Bonds (Cost $507,306,904)		537,035,781

	Shares
Exchange-Traded Funds 4.0%
iShares Intermediate-Term Corporate Bond ETF	135,779	7,456,983
iShares Long-Term Corporate Bond ETF	195,206	12,419,006
iShares Short-Term Corporate Bond ETF	54,601	2,858,908
Total Exchange-Traded Funds (Cost $23,426,514)		22,734,897

	Principal Amount
Short-Term Investments 2.9%
Repurchase Agreements 2.9%
Fixed Income Clearing Corp. 0.00%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $13,437,958 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 9/15/22, with a Principal Amount of $13,295,000 and a Market Value of $13,708,873)	$13,437,958	13,437,958
RBC Capital Markets 0.01%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $3,000,001 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 8/15/21, with a Principal Amount of $2,973,700 and a Market Value of $3,060,092)	3,000,000	3,000,000
Total Repurchase Agreements (Cost $16,437,958)		16,437,958
Total Short-Term Investments (Cost $16,437,958)		16,437,958
Total Investments (Cost $547,171,376)	100.3%	576,208,636
Other Assets, Less Liabilities	(0.3)	(1,596,671)
Net Assets	100.0%	$574,611,965

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(d)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2020, the total net market value of these securities was $4,756,816, which represented 0.8% of the Portfolio’s net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

Futures Contracts

As of March 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts
5-Year United States Treasury Note	179	June 2020	$21,786,762	$22,439,328	652,566
10-Year United States Treasury Note	90	June 2020	12,032,213	12,481,875	$449,662
10-Year United States Treasury Ultra Note	72	June 2020	10,799,414	11,234,250	434,836
Total Long Contracts					1,537,064

Short Contracts
2-Year United States Treasury Note	(35)	June 2020	(7,612,795)	(7,713,399)	(100,604)
United States Treasury Long Bond	(4)	June 2020	(664,087)	(716,250)	(52,163)
United States Treasury Ultra Bond	(8)	June 2020	(1,614,485)	(1,775,000)	(160,515)
Total Short Contracts					(313,282)
Net Unrealized Appreciation					$1,223,782

1.	As of March 31, 2020, cash in the amount of $482,343 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,182,035	$—	$2,182,035
Corporate Bonds	—	136,322,924	—	136,322,924
Foreign Government Bonds	—	9,920,975	—	9,920,975
Mortgage-Backed Securities	—	7,147,022	—	7,147,022
U.S. Government & Federal Agencies	—	381,462,825	—	381,462,825
Total Long-Term Bonds	—	537,035,781	—	537,035,781
Exchange-Traded Funds	22,734,897	—	—	22,734,897
Short-Term Investments
Repurchase Agreements	—	16,437,958	—	16,437,958
Total Investments in Securities	22,734,897	553,473,739	—	576,208,636
Other Financial Instruments
Futures Contracts (b)	1,537,064	—	—	1,537,064
Total Investments in Securities and Other Financial Instruments	$24,271,962	$553,473,739	$—	$577,745,701

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(313,282)	$—	$—	$(313,282)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.7% †
Asset-Backed Securities 11.1%
Automobile Asset-Backed Securities 0.2%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.36%, due 3/20/26 (a)	$2,000,000	$1,750,964

Home Equity 0.1%
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	83,787	82,987
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	936,264	366,163
		449,150
Other Asset-Backed Securities 10.8%
AIMCO CLO Series 2015-AA, Class BR 3.131% (3 Month LIBOR + 1.30%), due 1/15/28 (a)(c)	2,000,000	1,886,980
Apidos CLO XXV Series 2016-25A, Class A1R 2.989% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(c)	1,300,000	1,221,827
Apidos CLO XXXII Series 2019-32A, Class A1 3.003% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(c)	2,200,000	2,064,735
Ares CLO, Ltd. Series 2015-38A, Class BR 3.366%, due 4/20/30 (a)	1,500,000	1,329,995
Ares XLI CLO, Ltd. Series 2016-41A, Class AR 3.031% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(c)	2,500,000	2,391,972
Ares XXXIV CLO, Ltd. Series 2015-2A, Class AR2 2.946% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(c)	2,000,000	1,881,212
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 2.971% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(c)	1,600,000	1,542,046
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.069% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(c)	1,600,000	1,549,459
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 3.249% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(c)	1,000,000	929,173
Capital Automotive REIT (a)
Series 2020-A1, Class A1 2.69%, due 2/15/50	992,990	951,284
Series 2017-1A, Class A1 3.87%, due 4/15/47	2,075,628	1,818,951
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.036% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,478,845
Cedar Funding Ltd. Series 2017-8A, Class A1 3.086% (3 Month LIBOR + 1.25%), due 10/17/30 (a)(c)	1,250,000	1,173,826
Deutsche Bank Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	2,605,313	2,518,008
Driven Brands Funding LLC Series 2019-1A, Class A2 4.641%, due 4/20/49	2,970,000	2,840,991
Dryden CLO, Ltd. Series 2019-76A, Class A1 3.264% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(c)	1,875,000	1,773,542
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	455,402	444,751
ELFI Graduate Loan Program LLC Series 2019-A, Class A 2.54%, due 3/25/44 (a)	2,369,059	2,390,703
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	486,250	459,064
Galaxy XV CLO, Ltd. Series 2013-15A, Classs AR 3.031% (3 Month LIBOR + 1.20%), due 10/15/30 (a)(c)	1,750,000	1,652,908
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 2.843% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(c)	1,500,000	1,450,015
Grippen Park CLO, Ltd. Series 2017-1A, Classs B 3.469%, due 1/20/30 (a)	750,000	693,277
Highbridge Loan Management, Ltd. Series 2010A-16, Class A1R 2.959% (3 Month LIBOR + 1.14%), due 1/20/28 (a)(c)	1,000,000	956,770
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	1,359,777	1,355,648
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 5.552%, due 10/25/30 (b)	600,044	397,269
Magnetite VII, Ltd. Series 2012-7A, Classs A1R2 2.631% (3 Month LIBOR + 0.80%), due 1/15/28 (a)(c)	470,000	451,572
Magnetite XVIII, Ltd. (a)(c)
Series 2016-18A, Class AR 2.772% (3 Month LIBOR + 1.08%), due 11/15/28	1,900,000	1,829,191
Series 2019-23A, Class A 3.17% (3 Month LIBOR + 1.30%), due 10/25/32	1,000,000	939,578
MVW Owner Trust (a)
Series 2014-1A, Class A 2.25%, due 9/22/31	202,071	199,613
Series 2019-1A, Class A 2.89%, due 11/20/36	1,063,659	993,153
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	1,600,000	1,575,150
Neuberger Berman CLO XIV, Ltd. (a)(c)
Series 2013-14A, Class AR2 2.646% (3 Month LIBOR + 1.03%), due 1/28/30	1,500,000	1,437,495
Series 2013-14A, Class AR2 3.116% (3 Month LIBOR + 1.50%), due 1/28/30	1,000,000	921,619
Neuberger Berman Loan Advisers CLO 24, Ltd. Series 2017-24A, Class BR 2.284% (3 Month LIBOR + 1.50%), due 4/19/30 (a)(c)	1,000,000	924,326
Octagon Investment Partners 29, Ltd. Series 2016-1A, Class AR 2.981% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(c)	1,200,000	1,102,342
Octagon Investment Partners LLC Series 2017-1A, Class B1 3.519% (3 Month LIBOR + 1.70%), due 7/20/30 (a)(c)	1,200,000	1,082,902
Palmer Square CLO, Ltd. (a)(c)
Series 2015-1A, Class A1R2 2.916% (3 Month LIBOR + 1.22%), due 5/21/29	2,200,000	2,127,959
Series 2014-1A, Class A1R2 2.966% (3 Month LIBOR + 1.13%), due 1/17/31	750,000	714,799
Series-2015-2A, Class A2R2 3.369% (3 Month LIBOR + 1.55%), due 7/20/30	2,000,000	1,820,350
Palmer Square Loan Funding, Ltd. Series 2019-3A, Class A2 3.295% (3 Month LIBOR + 1.60%), due 8/20/27 (a)(c)	3,000,000	2,856,921
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 2.899% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(c)	2,800,000	2,721,127
Shackleton CLO, Ltd. (a)(c)
Series 2019-14A, Class A1 3.049% (3 Month LIBOR + 1.23%), due 7/20/30	2,000,000	1,881,904
Series 2019-15A, Class B 3.903% (3 Month LIBOR + 2.00%), due 1/15/30	1,500,000	1,383,310
Sierra Receivables Funding Co. LLC (a)
Series 2018-2A, Class A 3.50%, due 6/20/35	556,941	537,013
Series 2018-3A, Class A 3.69%, due 9/20/35	277,074	277,057
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	459,812	456,263
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	3,000,000	2,835,096
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	1,250,000	1,248,908
Series 2020-A, Class A2FX 2.54%, due 5/15/46	800,000	773,733
Series 2018-D, Class A1FX 3.12%, due 2/25/48	276,405	277,637
Series 2019-A, Class A1FX 3.18%, due 6/15/48	675,984	675,093
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	1,975,000	1,925,645
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 2.845% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(c)	2,243,000	2,123,531
TIAA CLO III, Ltd. Series 2017-2A, Class A 2.993% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	2,400,000	2,219,304
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.131% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(c)	1,500,000	1,428,826
TICP CLO XV, Ltd. Series 2020-15A, Class A 2.915% (3 Month LIBOR + 1.28%), due 4/20/33 (a)(c)	2,000,000	1,851,736
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 2.889% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(c)	1,245,000	1,204,823
Voya CLO, Ltd. (a)(c)
Series 2019-1A, Class AR 2.57% (3 Month LIBOR + 1.06%), due 4/15/31	1,500,000	1,401,846
Series 2019-1A, Class AR 2.768% (3 Month LIBOR + 1.55%), due 4/15/31	2,000,000	1,746,064
VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	1,202,060	1,178,751
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.029% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(c)	1,850,000	1,786,930
		87,064,818
Total Asset-Backed Securities (Cost $94,323,421)		89,264,932

Corporate Bonds 35.7%
Aerospace & Defense 0.7%
Boeing Co.
2.70%, due 2/1/27	1,825,000	1,673,457
2.95%, due 2/1/30	2,500,000	2,343,103
3.10%, due 5/1/26	1,925,000	1,770,889
		5,787,449
Apparel 0.2%
NIKE, Inc. 3.25%, due 3/27/40	1,500,000	1,572,063

Auto Manufacturers 1.2%
Daimler Finance North America LLC 2.592% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(c)	3,000,000	2,780,619
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	825,000	759,000
3.664%, due 9/8/24	1,800,000	1,620,000
General Motors Co. 5.15%, due 4/1/38	1,500,000	1,084,834
Volkswagen Group of America Finance LLC (a)
2.064% (3 Month LIBOR + 0.86%), due 9/24/21 (c)	1,975,000	1,808,801
3.20%, due 9/26/26	1,275,000	1,226,110
		9,279,364
Banks 9.6%
Banco del Estado de Chile 2.704%, due 1/9/25 (a)	1,275,000	1,186,719
Bank of America Corp.
2.015%, due 2/13/26 (d)	3,625,000	3,548,684
4.083%, due 3/20/51 (d)	2,890,000	3,308,142
4.45%, due 3/3/26	1,570,000	1,690,947
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(d)	1,700,000	1,589,641
Canadian Imperial Bank of Commerce 2.25%, due 1/28/25	2,300,000	2,272,755
Citigroup, Inc.
4.60%, due 3/9/26	1,500,000	1,591,070
4.75%, due 5/18/46	2,750,000	3,076,188
Credit Suisse Group A.G. 4.194%, due 4/1/31 (a)(d)	425,000	435,205
Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,105,412
Goldman Sachs Group, Inc.
2.60%, due 2/7/30	4,900,000	4,620,985
5.15%, due 5/22/45	975,000	1,125,839
JPMorgan Chase & Co.
2.005%, due 3/13/26 (d)	4,000,000	3,977,614
5.40%, due 1/6/42	1,925,000	2,548,659
Lloyds Bank PLC 6.50%, due 9/14/20 (a)	8,150,000	8,256,314
Mizuho Financial Group, Inc. (c)
1.623% (3 Month LIBOR + 0.85%), due 9/13/23	1,375,000	1,259,910
2.309% (3 Month LIBOR + 0.63%), due 5/25/24	8,270,000	7,512,468
Morgan Stanley
2.699%, due 1/22/31 (d)	2,675,000	2,615,397
2.72%, due 7/22/25 (d)	2,075,000	2,079,058
3.622%, due 4/1/31 (d)	2,675,000	2,797,892
4.35%, due 9/8/26	1,556,000	1,648,226
Societe Generale S.A. 2.625%, due 1/22/25 (a)	5,275,000	5,078,146
Sumitomo Mitsui Financial Group, Inc. 2.348%, due 1/15/25	2,500,000	2,482,360
Truist Bank
1.50%, due 3/10/25	3,225,000	3,115,242
2.25%, due 3/11/30	850,000	777,200
Wells Fargo & Co. 2.164%, due 2/11/26 (d)	4,590,000	4,496,747
		77,196,820
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	3,750,000	4,139,437

Building Materials 1.5%
Carrier Global Corp.(a)
2.722%, due 2/15/30	3,275,000	3,017,693
3.577%, due 4/5/50	3,575,000	3,062,226
Masco Corp. 4.50%, due 5/15/47	3,000,000	2,612,585
Owens Corning 3.95%, due 8/15/29	3,378,000	3,188,829
		11,881,333
Chemicals 1.0%
Albemarle Corp. 2.742% (3 Month LIBOR + 1.05%), due 11/15/22 (a)(c)	2,500,000	2,380,594
NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,958,444
		8,339,038
Diversified Financial Services 0.7%
Ameriprise Financial, Inc. 3.00%, due 4/2/25	1,500,000	1,493,655
GE Capital International Funding Co. 4.418%, due 11/15/35	3,410,000	3,638,745
		5,132,400
Electric 4.1%
American Electric Power Co., Inc. 2.30%, due 3/1/30	4,250,000	3,962,947
Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,059,355
Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,432,217
Dayton Power & Light Co. 3.95%, due 6/15/49 (a)	1,025,000	1,033,581
Electricite de France S.A. 5.00%, due 9/21/48 (a)	3,420,000	3,857,958
Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,797,236
Entergy Mississippi LLC 3.85%, due 6/1/49	2,500,000	2,546,109
Evergy, Inc. 4.85%, due 6/1/21	385,000	389,101
Exelon Corp.
3.497%, due 6/1/22	2,750,000	2,664,591
4.05%, due 4/15/30	1,200,000	1,212,000
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,594,924
Florida Power & Light Co. 2.85%, due 4/1/25	1,400,000	1,459,639
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	1,800,000	1,845,088
Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,320,514
		33,175,260
Food 0.8%
Conagra Brands, Inc. 4.85%, due 11/1/28	2,300,000	2,462,580
General Mills, Inc. 2.875%, due 4/15/30	825,000	823,350
Ingredion, Inc. 4.625%, due 11/1/20	1,475,000	1,475,897
Kroger Co. 7.70%, due 6/1/29	1,000,000	1,380,639
		6,142,466
Gas 0.2%
NiSource, Inc. 5.65%, due 2/1/45	1,125,000	1,291,894

Insurance 0.8%
MET Tower Global Funding 1.561% (SOFRRATE + 0.55%), due 1/17/23 (a)(c)	3,375,000	3,073,139
Prudential Financial, Inc. 2.10%, due 3/10/30	3,500,000	3,235,647
		6,308,786
Iron & Steel 0.6%
Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,666,419
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,514,630
		5,181,049
Machinery - Diversified 0.3%
Deere & Co. 3.75%, due 4/15/50	2,150,000	2,454,298

Media 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	1,700,000	1,804,709
Comcast Corp. 4.60%, due 10/15/38	3,000,000	3,672,055
Fox Corp.
4.709%, due 1/25/29	1,200,000	1,315,103
5.576%, due 1/25/49	1,250,000	1,494,974
		8,286,841
Mining 0.4%
Anglo American Capital PLC (a)
5.375%, due 4/1/25	1,500,000	1,515,759
5.625%, due 4/1/30	1,875,000	1,901,482
		3,417,241
Miscellaneous - Manufacturing 0.1%
3M Co. 3.70%, due 4/15/50	625,000	706,397

Oil & Gas 1.1%
Cenovus Energy, Inc. 4.25%, due 4/15/27	2,000,000	979,375
Helmerich & Payne, Inc. 4.65%, due 3/15/25	2,900,000	3,023,284
Occidental Petroleum Corp.
3.142% (3 Month LIBOR + 1.45%), due 8/15/22 (c)	3,600,000	2,412,563
4.85%, due 3/15/21	2,369,000	1,988,754
Petroleos Mexicanos 5.35%, due 2/12/28	1,100,000	767,261
		9,171,237
Oil & Gas Services 0.6%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	4,725,000	4,471,136

Packaging & Containers 0.4%
Packaging Corp. of America 4.05%, due 12/15/49	1,525,000	1,510,709
WRKCo., Inc. 3.75%, due 3/15/25	1,825,000	1,834,624
		3,345,333
Pharmaceuticals 1.8%
AbbVie, Inc.(a)
2.95%, due 11/21/26	2,575,000	2,586,811
4.25%, due 11/21/49	1,600,000	1,699,746
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	2,825,000	3,016,778
Becton Dickinson & Co. 2.894%, due 6/6/22	2,500,000	2,495,335
CVS Health Corp.
3.75%, due 4/1/30	1,400,000	1,441,517
4.25%, due 4/1/50	2,325,000	2,413,386
4.30%, due 3/25/28	1,050,000	1,123,126
		14,776,699
Pipelines 2.4%
Energy Transfer Operating, L.P. 6.05%, due 6/1/41	1,300,000	1,131,941
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	4,508,985
Enterprise Products Operating LLC 5.10%, due 2/15/45	2,600,000	2,556,570
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	402,159
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,475,819
MPLX, L.P. 1.899% (3 Month LIBOR + 0.90%), due 9/9/21 (c)	1,750,000	1,653,637
Tennessee Gas Pipeline Co. LLC 2.90%, due 3/1/30 (a)	2,275,000	1,921,766
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,308,663
		18,959,540
Real Estate 0.3%
Prologis, L.P. 2.25%, due 4/15/30	2,725,000	2,490,031

Real Estate Investment Trusts 2.7%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	3,000,000	2,958,554
Crown Castle International Corp.
3.30%, due 7/1/30	1,250,000	1,239,738
4.15%, due 7/1/50	1,800,000	1,780,200
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29	1,275,000	1,125,455
Healthpeak Properties, Inc. 3.25%, due 7/15/26	2,050,000	1,988,329
Highwoods Realty, L.P.
3.05%, due 2/15/30	1,410,000	1,273,313
3.875%, due 3/1/27	3,590,000	3,574,255
Kimco Realty Corp. 3.80%, due 4/1/27	975,000	966,424
SBA Tower Trust 2.836%, due 1/15/50 (a)	2,000,000	1,931,148
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	4,870,000	4,532,056
		21,369,472
Software 0.7%
Fiserv, Inc.
3.20%, due 7/1/26	1,310,000	1,353,057
3.85%, due 6/1/25	1,475,000	1,555,342
Oracle Corp. 3.60%, due 4/1/50	2,775,000	2,775,070
		5,683,469
Telecommunications 1.4%
AT&T, Inc. 4.85%, due 3/1/39	2,000,000	2,242,971
Deutsche Telekom A.G 3.625%, due 1/21/50 (a)	2,900,000	2,856,039
Orange S.A. 5.375%, due 1/13/42	895,000	1,144,406
Telefonica Emisiones SAU 5.213%, due 3/8/47	750,000	840,568
Verizon Communications, Inc. 4.272%, due 1/15/36	3,250,000	3,774,647
		10,858,631
Transportation 0.6%
Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,614,247
Union Pacific Corp. 3.25%, due 2/5/50	775,000	770,480
United Parcel Service, Inc. 5.30%, due 4/1/50	2,000,000	2,620,112
		5,004,839

Total Corporate Bonds (Cost $287,703,834)		286,422,523

Foreign Government Bonds 0.3%
Mexico 0.2%
United Mexican States 3.75%, due 1/11/28	1,850,000	1,838,919

Poland 0.1%
Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	372,653

Total Foreign Government Bonds (Cost $2,192,441)		2,211,572

Mortgage-Backed Securities 8.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.1%
Bank
Series 2020-BN26, Class A4 2.403%, due 3/15/63	4,000,000	3,942,475
Series 2020-BN25, Class AS 2.841%, due 1/15/63	2,500,000	2,303,290
BX Commercial Mortgage Trust (a)(c)
Series 2019-XL, Class A 1.625% (1 Month LIBOR + 0.92%), due 10/15/36	2,388,501	2,271,906
Series 2019-IMC, Class A 1.705% (1 Month LIBOR + 1.00%), due 4/15/34	800,000	727,147
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5 2.717%, due 2/15/53	3,750,000	3,798,250
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 2.183% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(c)	6,000,000	5,070,615
COMM Mortgage Trust
Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	3,036,651
Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,453,966
Credit Suisse Mortgage Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)	5,000,000	4,493,679
CSAIL Commercial Mortgage Trust 2018-CX11, Class A4 3.766%, due 4/15/51	2,000,000	2,091,264
GS Mortgage Securities Trust Series 2015-GC32, Class AS 4.018%, due 7/10/48 (e)	3,000,000	3,062,862
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,003,391
		33,255,496
Whole Loan (Collateralized Mortgage Obligations) 3.9%
COLT Mortgage Loan Trust (a)(e)
Series 2019-4, Class A1 2.579%, due 11/25/49	2,649,429	2,569,891
Series 2019-3, Class A1 2.764%, due 8/25/49	981,160	949,110
JP Morgan Mortgage Trust (a)
Series 2019-1, Class A11 1.897% (1 Month LIBOR + 0.95%), due 5/25/49 (c)	1,357,517	1,294,435
Series 2014-2, Class 1A1 3.00%, due 6/25/29 (e)	1,490,295	1,477,957
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(e)	1,184,313	1,169,112
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA 3.50%, due 8/25/57	2,414,424	2,549,089
Series 2019-2, Class MA 3.50%, due 8/25/58	3,240,393	3,432,902
Series 2019-2, Class M55D 4.00%, due 8/25/58	2,285,775	2,469,718
Series 2019-4, Class M55D 4.00%, due 2/25/59	2,144,192	2,319,601
Series 2017-4, Class M45T 4.50%, due 6/25/57	1,194,270	1,294,517
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29	3,844,317	3,979,579
Sequoia Mortgage Trust (a)(e)
Series 2020-3, Class A1 3.00%, due 4/25/50	3,500,000	3,542,106
Series 2020-1, Class A1 3.50%, due 2/25/50	911,719	928,505
Series 2020-2, Class A1 3.50%, due 3/25/50	3,479,168	3,512,260
		31,488,782
Total Mortgage-Backed Securities (Cost $66,851,728)		64,744,278

Municipal Bonds 0.6%
Texas 0.6%
San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,443,120
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,591,825

Total Municipal Bonds (Cost $4,651,334)		5,034,945

U.S. Government & Federal Agencies 42.0%
Federal Farm Credit Bank 2.1%
1.55%, due 1/28/22	5,600,000	5,705,040
1.89%, due 3/4/26	5,000,000	5,008,598
2.03%, due 1/21/28	3,800,000	3,996,556
2.44%, due 10/16/28	2,300,000	2,285,858
		16,996,052
Federal Home Loan Bank 6.1%
1.625%, due 12/20/21	5,800,000	5,923,196
2.00%, due 2/20/25	3,000,000	3,005,066
2.375%, due 3/14/25	3,200,000	3,500,622
2.50%, due 12/10/27	3,000,000	3,314,153
2.875%, due 9/13/24	3,500,000	3,846,810
3.00%, due 3/10/28	1,900,000	2,163,158
3.125%, due 9/12/25	3,100,000	3,504,137
3.125%, due 12/12/25	4,000,000	4,602,111
3.25%, due 6/9/28	4,000,000	4,713,941
3.25%, due 11/16/28	12,550,000	14,833,409
		49,406,603
Federal Home Loan Mortgage Corporation 1.2%
1.875%, due 3/5/25	2,700,000	2,703,938
1.97%, due 2/6/25	4,200,000	4,204,819
6.25%, due 7/15/32	1,600,000	2,476,685
		9,385,442
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.6%
3.50%, due 1/1/47	2,852,676	3,052,489
3.50%, due 11/1/47	785,659	833,014
3.50%, due 2/1/48	2,007,749	2,127,835
3.50%, due 5/1/48	5,004,151	5,298,157
3.50%, due 5/1/49	4,042,283	4,294,503
3.50%, due 11/1/49	3,905,596	4,150,522
4.00%, due 4/1/48	4,508,812	4,803,421
4.00%, due 6/1/48	2,751,898	2,935,207
4.00%, due 5/1/49	5,933,060	6,410,701
4.50%, due 4/1/22	4,756	4,957
4.50%, due 4/1/23	4,184	4,397
4.50%, due 11/1/39	715,739	782,417
4.50%, due 8/1/40	112,757	123,360
4.50%, due 9/1/40	583,414	637,016
4.50%, due 9/1/40	108,175	118,415
4.50%, due 11/1/40	334,752	362,248
4.50%, due 7/1/41	158,928	173,751
4.50%, due 2/1/47	215,360	234,360
4.50%, due 10/1/47	236,283	256,193
5.00%, due 3/1/25	47,370	49,783
5.50%, due 9/1/21	11,312	11,471
5.50%, due 9/1/22	9,934	10,017
6.00%, due 7/1/21	22,276	22,689
6.50%, due 11/1/35	4,390	4,868
6.50%, due 8/1/37	26,182	32,008
		36,733,799
Federal National Mortgage Association 2.0%
1.625%, due 1/7/25	5,925,000	6,219,426
1.75%, due 7/2/24	2,525,000	2,641,001
2.00%, due 1/24/25	2,650,000	2,659,342
6.25%, due 5/15/29	3,000,000	4,295,160
		15,814,929
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.2%
2.50%, due 5/1/43	498,728	519,160
2.50%, due 8/1/49 TBA (f)	3,100,000	3,211,406
2.91%, due 4/1/26	3,750,000	4,088,813
3.00%, due 9/1/42	1,824,666	1,928,738
3.00%, due 11/1/46	2,446,968	2,580,870
3.00%, due 2/1/47	2,337,026	2,463,191
3.00%, due 7/1/47	1,235,579	1,302,735
3.00%, due 5/1/48	3,991,131	4,220,396
3.00%, due 7/1/48	1,466,488	1,546,389
3.00%, due 8/1/49 TBA (f)	5,300,000	5,556,098
3.00%, due 9/1/49	2,492,380	2,626,463
3.00%, due 12/1/49	2,715,220	2,850,578
3.00%, due 12/1/49	2,665,511	2,793,491
3.00%, due 3/1/50	1,498,342	1,572,797
3.00%, due 3/1/50	3,800,000	3,984,593
3.00%, due 3/1/50	2,500,000	2,621,245
3.082%, due 7/1/29 (e)	2,000,000	2,229,956
3.46%, due 5/1/28	2,000,000	2,286,050
3.50%, due 10/1/47	2,162,956	2,293,214
3.50%, due 10/1/47	1,795,371	1,902,912
3.50%, due 7/1/49	3,117,795	3,321,429
3.50%, due 7/1/49	10,109,003	10,758,061
3.50%, due 11/1/49	2,712,000	2,887,460
4.00%, due 6/1/46	2,082,252	2,266,830
4.00%, due 6/1/47	1,485,282	1,584,153
4.00%, due 3/1/48	3,050,909	3,265,627
4.00%, due 6/1/49	7,493,893	7,981,680
4.50%, due 5/1/24	151,875	160,245
4.50%, due 11/1/35	147,030	160,804
4.50%, due 4/1/41	398,002	436,049
4.50%, due 5/1/41	587,409	643,551
4.50%, due 7/1/41	480,490	526,530
4.50%, due 9/1/41	141,440	153,683
4.50%, due 3/1/44	225,875	246,551
4.50%, due 8/1/44	1,114,880	1,220,578
4.50%, due 11/1/44	207,460	225,049
4.50%, due 3/1/46	118,730	129,461
4.50%, due 12/1/46	247,113	269,506
4.50%, due 2/1/47	145,392	158,406
4.50%, due 7/1/47	291,509	316,619
4.50%, due 2/1/48	190,876	206,000
5.00%, due 12/1/23	16,737	17,583
5.00%, due 12/1/23	74,070	77,723
5.50%, due 1/1/21	350	354
5.50%, due 12/1/21	1,896	1,943
5.50%, due 1/1/22	7,772	7,971
5.50%, due 2/1/22	490	501
6.50%, due 10/1/36	17,583	21,013
6.50%, due 10/1/36	12,668	14,430
6.50%, due 8/1/37	6,268	7,218
7.00%, due 9/1/37	42,903	51,148
7.00%, due 10/1/37	565	671
7.00%, due 11/1/37	6,231	7,411
7.50%, due 7/1/28	11,451	12,737
		89,718,070
Government National Mortgage Association (Mortgage Pass-Through Securities) 2.8%
3.00%, due 1/20/50	6,258,241	6,552,541
3.50%, due 6/20/42	760,568	813,455
3.50%, due 8/20/43	1,030,124	1,100,117
3.50%, due 11/20/43	998,810	1,065,617
3.50%, due 4/20/45	726,131	771,965
3.50%, due 12/20/45	1,180,976	1,255,768
3.50%, due 2/20/46	556,365	595,715
3.50%, due 10/20/46	797,464	854,282
3.50%, due 11/20/46	927,432	988,261
3.50%, due 1/20/47	800,973	844,417
3.50%, due 5/20/47	1,216,014	1,292,224
4.00%, due 1/20/42	904,480	985,948
4.00%, due 2/20/42	353,355	385,237
4.00%, due 8/20/43	1,153,859	1,252,473
4.00%, due 10/20/43	339,044	369,547
4.00%, due 3/15/44	43,036	46,749
4.00%, due 6/20/44	325,124	354,355
4.00%, due 7/15/44	326,931	356,798
4.00%, due 8/20/44	289,872	315,967
4.00%, due 9/20/44	298,854	325,761
4.00%, due 12/20/44	201,487	219,606
4.00%, due 1/20/45	156,480	170,543
4.00%, due 4/20/45	204,583	222,991
4.00%, due 7/15/45	175,335	189,826
4.00%, due 9/20/45	101,142	110,227
4.50%, due 6/15/39	830,183	918,808
4.50%, due 6/15/40	244,148	270,340
		22,629,538
Tennessee Valley Authority 0.4%
5.25%, due 9/15/39	2,000,000	3,059,756

United States Treasury Bonds 3.4%
2.375%, due 11/15/49	21,030,000	26,200,423
4.25%, due 5/15/39	825,000	1,283,197
		27,483,620
United States Treasury Notes 8.2%
0.625%, due 3/31/27	4,040,000	4,058,622
1.125%, due 2/28/22	19,800,000	20,128,711
1.625%, due 11/15/22	11,900,000	12,321,148
1.75%, due 7/15/22	27,100,000	28,028,387
2.625%, due 2/15/29	1,300,000	1,519,476
		66,056,344
Total U.S. Government & Federal Agencies (Cost $324,778,948)		337,284,153
Total Long-Term Bonds (Cost $780,501,706)		784,962,403

Exchange-Traded Funds 1.1%
iShares Intermediate-Term Corporate Bond ETF	123,408	6,777,567
iShares Long-Term Corporate Bond ETF	33,238	2,114,602

Total Exchange-Traded Funds (Cost $9,147,995)		8,892,169

	Principal Amount
Short-Term Investments 1.4%
Repurchase Agreements 1.4%
Fixed Income Clearing Corp. 0.00%, dated 3/30/20 due 3/31/20 Proceeds at Maturity $8,567,097 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 9/15/22, with a Principal Amount of $8,475,000 and a Market Value of $8,738,827)	$8,567,097	8,567,097
RBC Capital Markets 0.01%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $2,619,001 (Collateralized by United States Treasury Note with a rate of 2.125% and a maturity date of 8/15/21, with a Principal Amount of $2,596,000 and a Market Value of $2,671,419)	2,619,000	2,619,000

Total Repurchase Agreements (Cost $11,186,097)		11,186,097

Total Short-Term Investments (Cost $11,186,097)		11,186,097

Total Investments (Cost $803,152,803)	100.2%	805,040,669
Other Assets, Less Liabilities	(0.2)	(1,723,032)

Net Assets	100.0%	$803,317,637

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2020.
(c)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2020, the total net market value of these securities was $8,767,504, which represented 1.1% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

Futures Contracts

As of March 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts
2-Year United States Treasury Note	175	June 2020	$38,109,369	$38,566,992	$457,623
5-Year United States Treasury Note	407	June 2020	49,427,005	51,021,265	1,594,260
10-Year United States Treasury Note	39	June 2020	5,171,746	5,408,813	237,067
United States Treasury Ultra Bond	120	June 2020	24,272,732	26,625,000	2,352,268
Total Long Contracts					4,641,218

Short Contracts
10-Year United States Treasury Ultra Note	(262)	June 2020	(38,567,757)	(40,880,188)	(2,312,431)

Total Short Contracts					(2,312,431)

Net Unrealized Appreciation					$2,328,787

1.	As of March 31, 2020, cash in the amount of $1,623,032 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$89,264,932	$—	$89,264,932
Corporate Bonds	—	286,422,523	—	286,422,523
Foreign Government Bonds	—	2,211,572	—	2,211,572
Mortgage-Backed Securities	—	64,744,278	—	64,744,278
Municipal Bonds	—	5,034,945	—	5,034,945
U.S. Government & Federal Agencies	—	337,284,153	—	337,284,153
Total Long-Term Bonds	—	784,962,403	—	784,962,403
Exchange-Traded Funds	8,892,169	—	—	8,892,169
Short-Term Investments
Repurchase Agreements	—	11,186,097	—	11,186,097
Total Short-Term Investments	—	11,186,097	—	11,186,097
Total Investments in Securities	8,892,169	796,148,500	—	805,040,669
Other Financial Instruments Futures Contracts (b)	4,641,218	—	—	4,641,218
Total Investments in Securities and Other Financial Instruments	$13,533,387	$796,148,500	$—	$809,681,887

Liability Valuation Inputs
Other Financial Instruments Futures Contracts (b)	$(2,312,431)	$—	$—	$(2,312,431)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 92.9%†
Convertible Bonds 0.4%
Real Estate Investment Trusts 0.4%
VEREIT, Inc. 3.75%, due 12/15/20	$10,135,000	$9,904,006

Total Convertible Bonds (Cost $10,162,221)		9,904,006

Corporate Bonds 90.5%
Advertising 1.5%
Lamar Media Corp.
3.75%, due 2/15/28 (a)	6,320,000	5,924,242
4.00%, due 2/15/30 (a)	4,000,000	3,720,000
5.75%, due 2/1/26	8,465,000	8,591,975
National CineMedia LLC 5.875%, due 4/15/28 (a)	2,000,000	1,380,000
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30 (a)	1,500,000	1,335,000
5.00%, due 8/15/27 (a)	8,000,000	7,360,000
5.625%, due 2/15/24	12,030,000	11,909,700
		40,220,917
Aerospace & Defense 1.5%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (a)	5,587,000	5,559,065
SSL Robotics LLC 9.75%, due 12/31/23 (a)	1,750,000	1,802,500
TransDigm UK Holdings PLC 6.875%, due 5/15/26	7,637,000	7,102,410
TransDigm, Inc.
6.25%, due 3/15/26 (a)	19,950,000	19,875,187
6.50%, due 7/15/24	3,050,000	2,873,375
Triumph Group, Inc. 7.75%, due 8/15/25	2,975,000	2,156,875
		39,369,412
Auto Manufacturers 1.2%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (a)	6,410,000	5,304,275
Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	6,651,959
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (a)	8,055,000	7,454,218
McLaren Finance PLC 5.75%, due 8/1/22 (a)	8,170,000	4,983,700
Navistar International Corp. 6.625%, due 11/1/25 (a)	2,881,000	2,398,432
Wabash National Corp. 5.50%, due 10/1/25 (a)	6,967,000	5,538,765
		32,331,349
Auto Parts & Equipment 2.5%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (a)	6,300,000	4,314,555
Adient U.S. LLC 7.00%, due 5/15/26 (a)	4,000,000	3,700,000
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	4,000,000	3,300,000
6.50%, due 4/1/27	700,000	528,395
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (a)	1,000,000	870,000
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(c)(d)(e)	9,640,347	8,338,900
Exide Technologies(a)(b)(c)(d)(e)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	24,651,983	11,093,392
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	10,241,653	563,291
IHO Verwaltungs GmbH (a)(e)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,143,000	5,571,540
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	9,191,000	6,433,700
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	10,105,000	7,730,325
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	1,900,220
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (a)	6,640,000	6,647,008
Tenneco, Inc. 5.00%, due 7/15/26	6,982,000	4,381,205
		65,372,531
Building Materials 1.4%
BMC East LLC 5.50%, due 10/1/24 (a)	705,000	680,325
Griffon Corp. 5.75%, due 3/1/28 (a)	1,790,000	1,682,600
James Hardie International Finance DAC (a)
4.75%, due 1/15/25	3,300,000	3,110,283
5.00%, due 1/15/28	7,041,000	6,653,745
Patrick Industries, Inc. 7.50%, due 10/15/27 (a)	5,210,000	5,105,800
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (a)	3,270,000	3,041,100
6.125%, due 7/15/23	12,080,000	11,959,200
6.50%, due 3/15/27 (a)	5,135,000	4,852,575
		37,085,628
Chemicals 2.3%
Blue Cube Spinco LLC
9.75%, due 10/15/23	9,120,000	9,473,400
10.00%, due 10/15/25	7,000,000	7,385,700
Innophos Holdings, Inc. 9.375%, due 2/15/28 (a)	4,685,000	4,544,450
Neon Holdings, Inc. 10.125%, due 4/1/26 (a)	5,400,000	4,837,131
NOVA Chemicals Corp. 4.875%, due 6/1/24 (a)	2,635,000	2,312,213
Olin Corp.
5.50%, due 8/15/22	3,261,000	3,000,120
5.625%, due 8/1/29	8,120,000	7,472,430
PolyOne Corp. 5.25%, due 3/15/23	8,976,000	8,527,200
TPC Group, Inc. 10.50%, due 8/1/24 (a)	15,103,000	12,441,096
		59,993,740
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (a)	3,465,000	2,685,375

Commercial Services 5.0%
Ashtead Capital, Inc. (a)
4.00%, due 5/1/28	1,000,000	862,000
4.25%, due 11/1/29	3,000,000	2,541,165
4.375%, due 8/15/27	1,090,000	1,008,250
5.25%, due 8/1/26	1,500,000	1,428,750
Cimpress PLC 7.00%, due 6/15/26 (a)	8,542,000	7,516,960
Gartner, Inc. 5.125%, due 4/1/25 (a)	14,007,000	13,691,842
Graham Holdings Co. 5.75%, due 6/1/26 (a)	11,107,000	10,884,860
Harsco Corp. 5.75%, due 7/31/27 (a)	4,970,000	4,598,940
IHS Markit, Ltd.(a)
4.75%, due 2/15/25	3,950,000	4,048,750
5.00%, due 11/1/22	20,705,000	21,754,312
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (a)	4,615,000	4,695,763
Korn Ferry 4.625%, due 12/15/27 (a)	4,375,000	3,800,781
Matthews International Corp. 5.25%, due 12/1/25 (a)	3,134,000	2,773,653
Nielsen Co. Luxembourg S.A.R.L.(a)
5.00%, due 2/1/25	5,835,000	5,411,962
5.50%, due 10/1/21	1,340,000	1,313,200
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	2,000,000	1,940,000
5.00%, due 4/15/22 (a)	18,214,000	16,790,029
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (a)	2,800,000	2,792,972
Service Corp. International 5.125%, due 6/1/29	2,801,000	2,857,020
United Rentals North America, Inc.
3.875%, due 11/15/27	4,495,000	4,247,775
4.00%, due 7/15/30	3,000,000	2,685,000
4.875%, due 1/15/28	3,450,000	3,346,500
5.25%, due 1/15/30	3,834,000	3,832,850
5.50%, due 5/15/27	2,239,000	2,259,711
6.50%, due 12/15/26	3,420,000	3,471,300
		130,554,345
Computers 0.2%
NCR Corp. 6.375%, due 12/15/23	4,860,000	4,799,201

Cosmetics & Personal Care 0.5%
Edgewell Personal Care Co.
4.70%, due 5/19/21	4,820,000	4,705,284
4.70%, due 5/24/22	7,320,000	7,117,236
		11,822,520
Distribution & Wholesale 0.2%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)	4,610,000	4,275,775
Univar Solutions U.S.A., Inc. 5.125%, due 12/1/27 (a)	1,000,000	910,000
		5,185,775
Diversified Financial Services 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20	1,740,000	1,687,890
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75%, due 7/15/27 (a)	5,710,000	5,381,104
Credit Acceptance Corp.
5.125%, due 12/31/24 (a)	2,175,000	1,979,250
6.625%, due 3/15/26	7,590,000	7,208,223
Jefferies Finance LLC / JFIN Co-Issuer Corp.(a)
6.25%, due 6/3/26	5,000,000	4,625,000
7.25%, due 8/15/24	3,955,000	3,401,300
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
5.25%, due 3/15/22	6,685,000	5,983,075
5.875%, due 8/1/21	8,560,000	7,190,400
LPL Holdings, Inc.(a)
4.625%, due 11/15/27	1,535,000	1,403,942
5.75%, due 9/15/25	8,510,000	8,169,600
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (a)	5,480,000	5,288,200
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (a)	4,250,000	3,740,000
		56,057,984
Electric 0.8%
AES Corp. 5.50%, due 4/15/25	2,000,000	1,960,000
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (7.625% Cash or 8.375% PIK), due 6/1/24 (a)(d)(e)	2,868,690	2,868,690
NextEra Energy Operating Partners, L.P. 3.875%, due 10/15/26 (a)	4,500,000	4,275,000
NRG Energy, Inc. 6.625%, due 1/15/27	7,000,000	7,280,000
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	3,300,000	3,349,500
		19,733,190
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	6,730,400

Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (a)	5,469,000	4,771,703

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (a)	6,365,000	6,046,750

Energy - Alternate Sources 0.1%
Terraform Power Operating LLC 4.75%, due 1/15/30 (a)	2,665,000	2,585,050

Engineering & Construction 0.4%
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	7,219,000	6,785,860
6.625%, due 8/15/25	4,423,000	3,980,700
		10,766,560
Entertainment 1.6%
Boyne USA, Inc. 7.25%, due 5/1/25 (a)	3,950,000	3,772,250
Churchill Downs, Inc.(a)
4.75%, due 1/15/28	6,067,000	5,278,290
5.50%, due 4/1/27	8,051,000	7,589,436
International Game Technology PLC 6.25%, due 1/15/27 (a)	6,725,000	5,850,750
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (a)	2,193,000	1,847,603
Live Nation Entertainment, Inc. 4.75%, due 10/15/27 (a)	3,020,000	2,687,800
Merlin Entertainments PLC 5.75%, due 6/15/26 (a)	10,050,000	8,492,250
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (a)	8,100,000	6,075,000
		41,593,379
Food 1.7%
B&G Foods, Inc. 5.25%, due 4/1/25	5,767,000	5,626,631
Kraft Heinz Foods Co.
3.95%, due 7/15/25	3,000,000	2,985,562
6.50%, due 2/9/40	3,000,000	3,273,512
6.875%, due 1/26/39	5,688,000	6,506,072
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (a)	5,130,000	5,130,000
Land O'Lakes, Inc. 6.00%, due 11/15/22 (a)	7,880,000	8,175,500
Post Holdings, Inc. 4.625%, due 4/15/30 (a)	2,000,000	1,915,000
Simmons Foods, Inc. 7.75%, due 1/15/24 (a)	1,400,000	1,400,000
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (a)	9,045,000	8,977,072
		43,989,349
Forest Products & Paper 1.3%
Mercer International, Inc.
5.50%, due 1/15/26	1,250,000	949,813
6.50%, due 2/1/24	6,005,000	5,104,250
7.375%, due 1/15/25	5,000,000	4,162,550
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (a)	5,600,000	5,572,000
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	15,843,000	18,932,385
		34,720,998
Gas 0.8%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.625%, due 5/20/24	6,885,000	6,368,625
5.75%, due 5/20/27	5,430,000	5,050,579
5.875%, due 8/20/26	6,885,000	6,594,453
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (a)	5,100,000	3,710,301
		21,723,958
Health Care - Products 0.6%
Hill-Rom Holdings, Inc. 4.375%, due 9/15/27 (a)	2,025,000	1,994,625
Hologic, Inc.(a)
4.375%, due 10/15/25	4,080,000	4,040,383
4.625%, due 2/1/28	3,000,000	3,007,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 7.25%, due 2/1/28 (a)	4,500,000	3,869,550
Teleflex, Inc. 4.625%, due 11/15/27	2,275,000	2,272,498
		15,184,556
Health Care - Services 4.9%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	7,087,000	6,678,718
6.50%, due 3/1/24	2,000,000	1,945,020
AHP Health Partners, Inc. 9.75%, due 7/15/26 (a)	5,890,000	5,096,922
Catalent Pharma Solutions, Inc.(a)
4.875%, due 1/15/26	4,890,000	4,743,300
5.00%, due 7/15/27	220,000	213,400
Centene Corp.
4.25%, due 12/15/27 (a)	2,590,000	2,538,200
4.625%, due 12/15/29 (a)	6,300,000	6,331,500
4.75%, due 1/15/25	4,605,000	4,616,467
5.25%, due 4/1/25 (a)	4,455,000	4,477,275
5.375%, due 6/1/26 (a)	3,885,000	4,001,977
5.375%, due 8/15/26 (a)	2,380,000	2,427,600
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (a)	5,525,000	5,690,750
Encompass Health Corp.
4.75%, due 2/1/30	4,100,000	4,018,000
5.75%, due 11/1/24	4,072,000	4,091,138
HCA, Inc.
3.50%, due 9/1/30	8,300,000	7,529,856
5.00%, due 3/15/24	1,536,000	1,590,357
5.25%, due 4/15/25	4,220,000	4,425,816
5.375%, due 2/1/25	7,420,000	7,586,950
5.625%, due 9/1/28	2,090,000	2,187,603
5.875%, due 5/1/23	4,800,000	5,004,000
5.875%, due 2/15/26	9,015,000	9,488,288
7.50%, due 11/6/33	6,000,000	6,000,000
7.58%, due 9/15/25	2,007,000	2,067,210
7.69%, due 6/15/25	9,195,000	9,470,850
8.36%, due 4/15/24	1,955,000	2,013,650
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (a)	10,055,000	9,523,593
Select Medical Corp. 6.25%, due 8/15/26 (a)	2,550,000	2,550,000
		126,308,440
Holding Company - Diversified 0.3%
Stena International S.A. 6.125%, due 2/1/25 (a)	8,870,000	7,450,800

Home Builders 2.6%
Adams Homes, Inc. 7.50%, due 2/15/25 (a)	3,925,000	3,748,375
Ashton Woods USA LLC / Ashton Woods Finance Co.(a)
6.625%, due 1/15/28	2,000,000	1,580,000
6.75%, due 8/1/25	2,237,000	1,789,600
9.875%, due 4/1/27	3,230,000	3,230,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (a)
4.875%, due 2/15/30	1,500,000	1,139,550
6.25%, due 9/15/27	4,855,000	4,211,227
6.375%, due 5/15/25	3,520,000	3,168,000
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	2,611,781
6.75%, due 6/1/27	6,775,000	5,741,135
Installed Building Products, Inc. 5.75%, due 2/1/28 (a)	5,230,000	4,981,575
M/I Homes, Inc.
4.95%, due 2/1/28 (a)	3,000,000	2,546,250
5.625%, due 8/1/25	815,000	729,425
New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	4,590,000
PulteGroup, Inc. 7.875%, due 6/15/32	3,595,000	3,954,500
Shea Homes, L.P. / Shea Homes Funding Corp.(a)
4.75%, due 2/15/28	6,000,000	5,122,500
5.875%, due 4/1/23	2,445,000	2,480,917
6.125%, due 4/1/25	11,175,000	11,063,250
Taylor Morrison Communities, Inc. 5.75%, due 1/15/28 (a)	2,040,000	1,821,547
Williams Scotsman International, Inc. 7.875%, due 12/15/22 (a)	4,441,000	4,332,195
		68,841,827
Household Products & Wares 0.9%
Prestige Brands, Inc.(a)
5.125%, due 1/15/28	4,245,000	4,203,824
6.375%, due 3/1/24	12,915,000	13,237,875
Spectrum Brands, Inc. 5.75%, due 7/15/25	5,540,000	5,179,900
		22,621,599
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	7,831,460
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,563,519
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (a)	5,000,000	4,939,000
MGIC Investment Corp. 5.75%, due 8/15/23	9,545,000	8,638,225
USI, Inc. 6.875%, due 5/1/25 (a)	5,890,000	5,477,700
		32,449,904
Internet 3.0%
Cogent Communications Group, Inc.(a)
5.375%, due 3/1/22	2,870,000	2,884,350
5.625%, due 4/15/21	11,910,000	11,731,350
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)	3,525,000	3,119,625
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,742,760
4.875%, due 6/15/30 (a)	3,000,000	3,045,450
5.375%, due 11/15/29 (a)	2,500,000	2,594,125
5.50%, due 2/15/22	7,455,000	7,585,462
5.75%, due 3/1/24	10,899,000	11,661,930
5.875%, due 2/15/25	3,320,000	3,505,920
5.875%, due 11/15/28	8,800,000	9,402,800
NortonLifeLock, Inc. 5.00%, due 4/15/25 (a)	2,489,000	2,512,904
Uber Technologies, Inc. 7.50%, due 9/15/27 (a)	5,115,000	5,049,528
VeriSign, Inc.
4.75%, due 7/15/27	4,900,000	5,078,360
5.25%, due 4/1/25	9,025,000	9,295,750
		79,210,314
Investment Companies 1.1%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (a)	4,690,000	4,502,400
FS Energy & Power Fund 7.50%, due 8/15/23 (a)	18,275,000	16,287,594
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26	7,290,000	6,889,050
		27,679,044
Iron & Steel 1.4%
Allegheny Ludlum LLC 6.95%, due 12/15/25	7,400,000	6,808,000
Allegheny Technologies, Inc.
5.875%, due 12/1/27	2,000,000	1,665,000
7.875%, due 8/15/23	1,928,000	1,859,961
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (a)	19,084,000	17,366,440
Mineral Resources, Ltd. 8.125%, due 5/1/27 (a)	9,130,000	8,553,623
		36,253,024
Leisure Time 1.2%
Carlson Travel, Inc.(a)
6.75%, due 12/15/23 (f)	21,868,000	14,870,240
9.50%, due 12/15/24	15,253,000	10,066,980
Vista Outdoor, Inc. 5.875%, due 10/1/23	8,369,000	6,923,757
		31,860,977
Lodging 2.0%
Boyd Gaming Corp.
4.75%, due 12/1/27 (a)	5,430,000	4,479,750
6.00%, due 8/15/26	9,300,000	7,998,000
6.375%, due 4/1/26	1,935,000	1,673,775
Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	7,578,945
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	8,000,000	6,800,000
5.125%, due 5/1/26	11,615,000	10,918,100
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	7,481,000	6,508,470
MGM Resorts International
5.50%, due 4/15/27	2,966,000	2,699,060
5.75%, due 6/15/25	5,039,000	4,509,905
		53,166,005
Machinery - Diversified 0.9%
Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	3,760,428
Colfax Corp. (a)
6.00%, due 2/15/24	4,540,000	4,381,100
6.375%, due 2/15/26	4,600,000	4,531,000
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (a)	4,724,000	4,666,910
Tennant Co. 5.625%, due 5/1/25	6,770,000	6,516,125
		23,855,563
Media 8.1%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50%, due 2/15/28 (a)	5,860,000	4,797,289
Altice Financing S.A. 7.50%, due 5/15/26 (a)	2,000,000	1,937,800
Altice France S.A. 7.375%, due 5/1/26 (a)	7,000,000	6,948,550
Block Communications, Inc. 4.875%, due 3/1/28 (a)	4,430,000	4,119,900
CCO Holdings LLC / CCO Holdings Capital Corp.(a)
4.50%, due 8/15/30	15,080,000	14,778,400
4.50%, due 5/1/32	8,180,000	7,977,136
4.75%, due 3/1/30	7,715,000	7,676,425
5.00%, due 2/1/28	8,550,000	8,571,375
5.125%, due 5/1/27	12,000,000	12,031,200
5.375%, due 5/1/25	1,961,000	2,010,417
5.375%, due 6/1/29	4,780,000	4,911,928
5.75%, due 2/15/26	5,090,000	5,154,388
5.875%, due 4/1/24	8,005,000	8,205,125
5.875%, due 5/1/27	2,850,000	2,935,500
CSC Holdings LLC(a)
5.375%, due 7/15/23	6,840,000	6,839,932
5.75%, due 1/15/30	9,020,000	9,096,309
6.50%, due 2/1/29	2,660,000	2,868,783
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)	2,600,000	1,738,750
DISH DBS Corp.
5.875%, due 7/15/22	7,655,000	7,454,592
5.875%, due 11/15/24	540,000	525,150
6.75%, due 6/1/21	5,500,000	5,577,000
7.75%, due 7/1/26	12,720,000	13,069,800
LCPR Senior Secured Financing DAC 6.75%, due 10/15/27 (a)	15,606,000	15,371,910
Meredith Corp. 6.875%, due 2/1/26	14,550,000	12,764,715
Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	15,879,984
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(d)(g)	7,000,000	7,245,000
Videotron, Ltd.
5.00%, due 7/15/22	3,365,000	3,356,588
5.125%, due 4/15/27 (a)	5,890,000	5,890,000
5.375%, due 6/15/24 (a)	11,450,000	11,503,815
		211,237,761
Metal Fabricate & Hardware 2.0%
Advanced Drainage Systems, Inc. 5.00%, due 9/30/27 (a)	1,740,000	1,548,600
Arconic Corp. 6.125%, due 2/15/28 (a)	5,405,000	5,526,612
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (a)	20,535,000	19,155,048
Novelis Corp. 5.875%, due 9/30/26 (a)	20,805,000	20,417,299
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (a)	3,250,000	1,901,250
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	4,208,960
		52,757,769
Mining 1.4%
Alcoa Nederland Holding B.V.(a)
6.75%, due 9/30/24	2,765,000	2,681,221
7.00%, due 9/30/26	5,745,000	5,342,850
Compass Minerals International, Inc.(a)
4.875%, due 7/15/24	2,250,000	2,115,000
6.75%, due 12/1/27	7,990,000	7,212,972
Constellium S.E.(a)
5.875%, due 2/15/26	3,350,000	2,914,500
6.625%, due 3/1/25	1,650,000	1,485,000
First Quantum Minerals, Ltd. (a)
7.25%, due 4/1/23	7,480,000	6,297,225
7.50%, due 4/1/25	2,600,000	2,163,694
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (a)	1,450,000	1,348,500
Novelis Corp. 4.75%, due 1/30/30 (a)	4,595,000	4,089,550
		35,650,512
Miscellaneous - Manufacturing 0.9%
Amsted Industries, Inc.(a)
4.625%, due 5/15/30	2,615,000	2,333,887
5.625%, due 7/1/27	7,240,000	7,043,905
EnPro Industries, Inc. 5.75%, due 10/15/26	2,910,000	2,800,875
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. 12.25%, due 11/15/26 (a)	3,990,000	3,112,200
FXI Holdings, Inc. 7.875%, due 11/1/24 (a)	1,750,000	1,181,863
Koppers, Inc. 6.00%, due 2/15/25 (a)	8,265,000	6,612,000
		23,084,730
Oil & Gas 4.0%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(a)
7.00%, due 11/1/26	3,900,000	1,083,869
10.00%, due 4/1/22	4,206,000	2,460,510
California Resources Corp. 8.00%, due 12/15/22 (a)	16,905,000	253,575
Callon Petroleum Co. 6.125%, due 10/1/24	8,080,000	1,434,200
CNX Resources Corp. 5.875%, due 4/15/22	2,133,000	1,951,695
Comstock Resources, Inc. 9.75%, due 8/15/26	20,370,000	14,509,551
Continental Resources, Inc. 5.00%, due 9/15/22	2,870,000	1,830,888
CVR Energy, Inc. 5.25%, due 2/15/25 (a)	2,575,000	2,002,062
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (a)	5,648,000	3,275,840
EQT Corp. 6.125%, due 2/1/25	4,200,000	3,234,420
Gulfport Energy Corp.
6.00%, due 10/15/24	15,745,000	3,857,525
6.375%, due 5/15/25	8,500,000	2,061,250
6.375%, due 1/15/26	5,051,000	987,041
Indigo Natural Resources LLC 6.875%, due 2/15/26 (a)	4,505,000	2,973,300
Matador Resources Co. 5.875%, due 9/15/26	3,100,000	908,300
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (a)	4,065,000	1,178,850
Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	1,964,138
Murphy Oil USA, Inc.
4.75%, due 9/15/29	2,000,000	1,875,000
5.625%, due 5/1/27	2,994,000	2,933,521
Parkland Fuel Corp. 5.875%, due 7/15/27 (a)	3,130,000	2,934,062
Parsley Energy LLC / Parsley Finance Corp.(a)
4.125%, due 2/15/28	3,000,000	2,040,000
5.25%, due 8/15/25	3,210,000	2,439,600
5.625%, due 10/15/27	2,445,000	1,723,725
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, due 2/15/28 (a)	8,125,000	5,362,500
PDC Energy, Inc. 6.125%, due 9/15/24	5,783,000	3,086,676
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (b)(c)(d)(e)	6,340,923	634
QEP Resources, Inc.
5.25%, due 5/1/23	1,249,000	462,130
5.625%, due 3/1/26	5,580,000	2,036,700
Range Resources Corp.
5.875%, due 7/1/22	2,903,000	2,090,160
9.25%, due 2/1/26 (a)	6,738,000	4,042,800
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (d)(g)	40,580,000	304,350
Southwestern Energy Co.
6.20%, due 1/23/25	7,455,000	5,076,482
7.50%, due 4/1/26	8,420,000	5,515,100
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	4,000,000	3,440,000
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	9,828,857	6,044,747
Transocean Pontus, Ltd. 6.125%, due 8/1/25 (a)	1,670,000	1,352,700
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (a)	1,500,000	1,215,000
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (a)	3,000,000	2,520,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (a)	9,675,000	120,938
Viper Energy Partners, L.P. 5.375%, due 11/1/27 (a)	2,000,000	1,680,000
Whiting Petroleum Corp.
6.25%, due 4/1/23	4,040,000	303,000
6.625%, due 1/15/26	4,550,000	307,125
		104,873,964
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	4,186,350
Nine Energy Service, Inc. 8.75%, due 11/1/23 (a)	5,657,000	1,414,816
		5,601,166
Packaging & Containers 0.3%
ARD Finance S.A. 6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(e)	3,950,000	3,392,655
Cascades, Inc. / Cascades U.S.A., Inc. (a)
5.125%, due 1/15/26	2,810,000	2,718,675
5.375%, due 1/15/28	2,325,000	2,220,375
		8,331,705
Pharmaceuticals 0.9%
Bausch Health Americas, Inc. 9.25%, due 4/1/26 (a)	1,435,000	1,516,508
Bausch Health Cos., Inc.(a)
5.00%, due 1/30/28	3,430,000	3,247,181
5.25%, due 1/30/30	2,645,000	2,501,006
6.125%, due 4/15/25	1,500,000	1,477,500
7.00%, due 1/15/28	1,750,000	1,796,200
Endo Dac / Endo Finance LLC / Endo Finco, Inc.(a)
6.00%, due 7/15/23	3,034,000	2,197,769
6.00%, due 2/1/25	6,060,000	4,120,800
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (a)	5,080,000	5,054,600
Vizient, Inc. 6.25%, due 5/15/27 (a)	2,325,000	2,267,840
		24,179,404
Pipelines 4.0%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	428,264
9.625%, due 11/1/21	5,950,000	6,248,782
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	3,810,000	2,646,807
5.75%, due 1/15/28 (a)	4,055,000	2,595,200
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	3,000,000	2,512,879
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	4,630,000	4,259,600
5.625%, due 10/1/26	4,600,000	4,232,000
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (a)	6,022,000	4,155,180
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (a)	3,300,000	2,330,015
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 5.00%, due 2/1/28 (a)	2,845,000	2,382,687
MPLX, L.P.
4.875%, due 12/1/24	5,790,000	4,727,555
4.875%, due 6/1/25	8,383,000	6,902,312
6.25%, due 10/15/22 (a)	524,000	471,716
6.375%, due 5/1/24 (a)	2,440,000	2,188,836
NGPL PipeCo LLC(a)
4.375%, due 8/15/22	2,500,000	2,385,947
4.875%, due 8/15/27	5,280,000	4,699,415
Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,225,912
NuStar Logistics, L.P. 6.75%, due 2/1/21	6,125,000	4,869,375
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (h)(i)	14,265,000	7,132,500
Rockies Express Pipeline LLC(a)
3.60%, due 5/15/25	2,800,000	1,934,798
4.80%, due 5/15/30	5,000,000	2,991,726
Ruby Pipeline LLC 6.50%, due 4/1/22 (a)	1,686,477	1,488,502
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	5,985,000	5,415,229
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp.(a)
5.50%, due 9/15/24	9,560,000	5,258,000
6.00%, due 3/1/27	4,365,000	2,313,450
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.50%, due 3/1/30 (a)	6,000,000	4,634,400
5.875%, due 4/15/26	5,915,000	4,909,450
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	8,055,000	6,444,000
		102,784,537
Private Equity 0.4%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24	3,570,000	3,283,365
5.25%, due 5/15/27	7,615,000	7,034,356
		10,317,721
Real Estate 1.2%
CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,470,831
Howard Hughes Corp. 5.375%, due 3/15/25 (a)	8,580,000	8,301,150
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	7,505,000	6,714,723
Newmark Group, Inc. 6.125%, due 11/15/23	8,105,000	8,244,636
Realogy Group LLC / Realogy Co-Issuer Corp. 9.375%, due 4/1/27 (a)	7,599,000	6,404,361
		32,135,701
Real Estate Investment Trusts 4.4%
Crown Castle International Corp. 5.25%, due 1/15/23	24,840,000	25,897,412
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,447,500
Equinix, Inc.
5.375%, due 5/15/27	16,710,000	16,524,519
5.875%, due 1/15/26	14,253,000	14,543,334
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.50%, due 9/1/26	2,000,000	1,660,000
5.625%, due 5/1/24	19,120,000	18,355,200
5.75%, due 2/1/27	6,655,000	5,789,850
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	7,226,000	7,009,220
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (a)	8,675,000	6,506,250
SBA Communications Corp. 3.875%, due 2/15/27 (a)	4,200,000	4,210,500
Starwood Property Trust, Inc. 5.00%, due 12/15/21	2,962,000	2,710,230
VICI Properties, L.P. / VICI Note Co., Inc. (a)
3.75%, due 2/15/27	2,810,000	2,648,425
4.125%, due 8/15/30	3,340,000	3,127,075
4.625%, due 12/1/29	1,640,000	1,496,303
		113,925,818
Retail 2.6%
Asbury Automotive Group, Inc.(a)
4.50%, due 3/1/28	2,160,000	1,836,000
4.75%, due 3/1/30	1,600,000	1,360,000
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (a)	6,960,000	6,281,400
Group 1 Automotive, Inc. 5.00%, due 6/1/22	6,735,000	6,196,200
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC(a)
4.75%, due 6/1/27	5,275,000	4,958,500
5.00%, due 6/1/24	10,600,000	10,388,000
5.25%, due 6/1/26	7,500,000	7,489,500
KGA Escrow, LLC 7.50%, due 8/15/23 (a)	5,350,000	4,868,500
L Brands, Inc.
5.625%, due 2/15/22	2,908,000	2,704,440
6.694%, due 1/15/27	4,399,000	3,176,078
Lithia Motors, Inc. 4.625%, due 12/15/27 (a)	2,430,000	2,187,243
Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,169,750
TPro Acquisition Corp. 11.00%, due 10/15/24 (a)	1,962,000	1,863,900
Yum! Brands, Inc. 4.75%, due 1/15/30 (a)	8,767,000	8,240,980
		67,720,491
Software 5.0%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (a)	4,405,000	4,360,950
Ascend Learning LLC 6.875%, due 8/1/25 (a)	8,215,000	7,968,550
Camelot Finance S.A. 4.50%, due 11/1/26 (a)	4,405,000	4,272,850
CDK Global, Inc.
5.25%, due 5/15/29 (a)	4,070,000	4,151,400
5.875%, due 6/15/26	10,900,000	11,515,850
Fair Isaac Corp. 5.25%, due 5/15/26 (a)	3,590,000	3,554,100
IQVIA, Inc. 5.00%, due 10/15/26 (a)	9,792,000	9,987,840
MSCI, Inc.(a)
3.625%, due 9/1/30	3,215,000	3,050,231
4.00%, due 11/15/29	9,150,000	9,089,427
4.75%, due 8/1/26	3,570,000	3,516,450
5.375%, due 5/15/27	6,230,000	6,323,450
5.75%, due 8/15/25	15,590,000	16,094,492
Open Text Corp. (a)
3.875%, due 2/15/28	4,560,000	4,286,400
5.875%, due 6/1/26	5,085,000	5,333,657
Open Text Holdings, Inc. 4.125%, due 2/15/30 (a)	3,680,000	3,460,120
PTC, Inc.
3.625%, due 2/15/25 (a)	3,400,000	3,179,000
4.00%, due 2/15/28 (a)	5,160,000	4,955,148
6.00%, due 5/15/24	12,350,000	12,708,397
RP Crown Parent LLC 7.375%, due 10/15/24 (a)	7,110,000	6,774,408
SS&C Technologies, Inc. 5.50%, due 9/30/27 (a)	5,000,000	5,211,050
		129,793,770
Telecommunications 7.4%
Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,412,875
CenturyLink, Inc. 5.80%, due 3/15/22	9,925,000	10,049,162
CommScope Technologies LLC 6.00%, due 6/15/25 (a)	1,500,000	1,372,800
CommScope, Inc. 8.25%, due 3/1/27 (a)	8,924,000	8,601,844
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (a)	11,925,000	9,853,031
Frontier Communications Corp.
6.25%, due 9/15/21	5,500,000	1,320,000
10.50%, due 9/15/22	4,335,000	1,127,100
11.00%, due 9/15/25	1,425,000	374,063
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	7,035,000	6,964,650
6.625%, due 8/1/26	6,460,000	6,543,431
7.625%, due 6/15/21	8,695,000	8,868,900
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,300,000	6,268,500
5.625%, due 2/1/23	4,000,000	3,980,000
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (a)	6,650,000	6,417,250
Sprint Capital Corp. 6.875%, due 11/15/28	31,715,000	36,224,873
Sprint Corp.
7.25%, due 2/1/28 (a)	2,000,000	2,010,000
7.875%, due 9/15/23	14,030,000	15,399,047
T-Mobile USA, Inc.
4.50%, due 2/1/26	3,345,000	3,420,262
4.75%, due 2/1/28	9,585,000	9,985,653
5.125%, due 4/15/25	7,520,000	7,688,974
5.375%, due 4/15/27	9,500,000	9,785,000
6.00%, due 4/15/24	6,840,000	6,973,380
6.375%, due 3/1/25	9,700,000	9,906,416
6.50%, due 1/15/24	7,505,000	7,617,575
6.50%, due 1/15/26	10,150,000	10,657,500
		193,822,286
Textiles 0.2%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (a)	10,745,000	6,178,375

Toys, Games & Hobbies 0.9%
Mattel, Inc.(a)
5.875%, due 12/15/27	5,980,000	6,146,244
6.75%, due 12/31/25	16,965,000	17,251,709
		23,397,953
Transportation 0.1%
Teekay Corp. 9.25%, due 11/15/22 (a)	1,500,000	1,500,000

Trucking & Leasing 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (a)	8,000,000	7,404,560
Total Corporate Bonds (Cost $2,672,229,420)		2,357,720,390

Loan Assignments 2.0%
Aerospace & Defense 0.1%
TransDigm, Inc. 2020 Term Loan F TBD, due 12/9/25	2,800,000	2,583,000

Automobile 0.2%
Dealer Tire LLC 2020 Term Loan B 5.239% (1 Month LIBOR + 4.25%), due 12/12/25 (j)	5,985,000	4,847,850

Beverage, Food & Tobacco 0.3%
United Natural Foods, Inc. Term Loan B 5.239% (1 Month LIBOR + 4.25%), due 10/22/25 (j)	9,461,401	8,023,268

Chemicals, Plastics & Rubber 0.4%
Innophos, Inc. 2020 Term Loan B 4.755% (1 Month LIBOR + 3.75%), due 2/4/27 (j)	1,900,000	1,567,500
SCIH Salt Holdings, Inc. Term Loan B 5.241% (3 Month LIBOR + 4.50%), due 3/16/27 (j)	10,000,000	8,675,000
		10,242,500
Electronics 0.0% ‡
RP Crown Parent LLC 2016 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 10/12/23 (j)	393,893	374,198

Media 0.1%
Coral-U.S. Co-Borrower LLC 2020 Term Loan B5 3.239% (1 Month LIBOR + 2.25%), due 1/31/28 (j)	2,250,000	1,972,501

Mining, Steel, Iron & Non-Precious Metals 0.1%
Aleris International, Inc. 2018 Term Loan 5.739% (1 Month LIBOR + 4.75%), due 2/27/23 (j)	2,947,500	2,638,012

Oil & Gas 0.1%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 11/8/23 (b)(c)(d)	4,893,078	4,012,324

Retail Store 0.7%
Bass Pro Group LLC Term Loan B 6.072% (1 Month LIBOR + 5.00%), due 9/25/24 (j)	21,460,072	18,026,460

Total Loan Assignments (Cost $60,527,456)		52,720,113

Total Long-Term Bonds (Cost $2,742,919,097)		2,420,344,509

	Shares
Common Stocks 1.3%
Auto Parts & Equipment 0.0% ‡
ATD New Holdings, Inc. (c)(d)(k)	44,740	626,360
Exide Technologies (b)(c)(d)(g)(k)	7,037,072	0
		626,360
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(d)(k)	11,280	128,254

Independent Power & Renewable Electricity Producers 1.0%
GenOn Energy, Inc. (g)(k)	115,826	25,481,720
PetroQuest Energy, Inc. (b)(c)(d)	668,661	0
		25,481,720
Media 0.0% ‡
ION Media Networks, Inc. (b)(c)(d)(g)	725	287,571

Metals & Mining 0.1%
Neenah Enterprises, Inc. (b)(c)(d)(k)	230,859	2,957,304

Oil, Gas & Consumable Fuels 0.2%
Talos Energy, Inc. (k)	637,880	3,667,810
Titan Energy LLC (k)	25,911	793
		3,668,603
Software 0.0% ‡
ASG Corp. (b)(c)(d)	3,368	0

Total Common Stocks (Cost $72,538,436)		33,149,812

Short-Term Investment 4.2%
Unaffiliated Investment Company 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.32% (l)	109,120,597	109,120,597

Total Short-Term Investment (Cost $109,120,597)		109,120,597
Total Investments (Cost $2,924,578,130)	98.4%	2,562,614,918
Other Assets, Less Liabilities	1.6	41,476,582
Net Assets	100.0%	$2,604,091,500

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, the total market value of fair valued securities was $35,253,030, which represented 1.4% of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $38,426,070, which represented 1.5% of the Portfolio's net assets.
(e)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(f)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $15,409,218. The Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $15,721,500.
(g)	Restricted security.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(j)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(k)	Non-income producing security.
(l)	Current yield as of March 31, 2020.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$9,904,006	$—	$9,904,006
Corporate Bonds (b)	—	2,330,479,173	27,241,217	2,357,720,390
Loan Assignments (c)	—	48,707,789	4,012,324	52,720,113
Total Long-Term Bonds	—	2,389,090,968	31,253,541	2,420,344,509
Common Stocks (d)	3,668,603	26,108,080	3,373,129	33,149,812
Short-Term Investment
Unaffiliated Investment Company	109,120,597	—	—	109,120,597
Total Investments in Securities	$112,789,200	$2,415,199,048	$34,626,670	$2,562,614,918

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)

The Level 3 securities valued at $19,995,583, $7,245,000 and $634 are held in Auto Parts & Equipment, Media and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $4,012,324 is held in Oil & Gas within the Loan Assignments section of the Portfolio of Investments.
(d)	The Level 3 securities valued at $0, $0, $128,254, $287,571, $2,957,304 and $0 are held in Auto Parts & Equipment, Independent Power & Renewable Electricity Producers, Electric Utilities, Media, Metals & Mining and Software, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 21, 2020
Long-Term Bonds
Corporate Bonds	$47,173,493	$(104,017)	$-	$(20,130,207)	$301,948	(a)	$-	$-	$-	$27,241,217	$(20,130,207)
Loan Assignments	4,893,078	-	-	(880,754)	-		-	-	-	4,012,324	(880,754)
Common Stocks	9,085,645	-	-	(8,983,716)	-		-	3,271,200	-	3,373,129	(8,983,716)
Total	$61,152,216	$(104,017)	$-	$(29,994,677)	$301,948		$-	$3,271,200	$-	$34,626,670	$(29,994,677)

(a)	Purchases include PIK securities.

As of March 31, 2020, a security with a market value of $3,271,200 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2019, the fair value obtained for this security, utilized significant observable inputs.

MainStay VP Income Builder Portfolio
Portfolio of Investments March 31, 2020 (Unaudited)

		Principal Amount	Value
Long-Term Bonds 54.2% †
Asset-Backed Securities 1.9%
Auto Floor Plan Asset-Backed Securities 0.2%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$1,210,000	$1,147,574

Automobile Asset-Backed Securities 0.8%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		515,000	453,218
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18%, due 8/15/24		905,000	908,355
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		680,000	629,116
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		650,000	643,032
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		445,000	426,000
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		430,000	435,585
Volkswagen Auto Lease Trust Series 2019-A, Class A3 1.99%, due 11/21/22		1,000,000	1,014,436
			4,509,742
Credit Cards 0.1%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		700,000	699,741

Home Equity 0.1%
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.047% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		154,167	92,188
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.997% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		227,517	88,748
			180,936
Other Asset-Backed Securities 0.7%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		825,000	810,693
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 1.137% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		1,620,000	1,402,667
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		880,000	856,964
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		823,813	756,306
			3,826,630
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 1.999% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		30,201	30,027

Total Asset-Backed Securities (Cost $10,915,085)			10,394,650

Convertible Bonds 0.4%
Machinery - Diversified 0.2%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		1,245,000	979,222

Semiconductors 0.2%
ON Semiconductor Corp. 1.625%, due 10/15/23		1,289,000	1,283,488

Total Convertible Bonds (Cost $2,286,214)			2,262,710

Corporate Bonds 30.8%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		810,000	862,241

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		1,300,000	1,317,663
JBS Investments II GmbH 7.00%, due 1/15/26 (Austria) (a)		460,000	458,427
			1,776,090
Airlines 0.5%
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		920,000	898,130
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		631,823	636,674
Series 2010-1, Class A 6.25%, due 10/22/24		338,435	348,273
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		290,438	271,737
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		388,961	355,970
			2,510,784
Auto Manufacturers 0.9%
Daimler Finance North America LLC 2.301% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		685,000	658,530
Ford Motor Credit Co. LLC
4.063%, due 11/1/24		780,000	707,850
4.25%, due 9/20/22		305,000	283,650
5.875%, due 8/2/21		150,000	147,000
General Motors Financial Co., Inc.
3.15%, due 6/30/22		320,000	288,238
3.45%, due 4/10/22		1,500,000	1,411,248
Toyota Motor Credit Corp. 1.059% (3 Month LIBOR + 0.17%), due 9/18/20 (b)		1,765,000	1,747,992
			5,244,508
Banks 7.8%
Bank of America Corp.
2.496%, due 2/13/31 (c)		650,000	628,503
2.738%, due 1/23/22 (c)		1,150,000	1,153,254
3.004%, due 12/20/23 (c)		734,000	748,824
3.458%, due 3/15/25 (c)		1,425,000	1,469,480
3.499%, due 5/17/22 (c)		1,635,000	1,654,427
3.705%, due 4/24/28 (c)		555,000	567,472
4.078%, due 4/23/40 (c)		785,000	847,896
4.20%, due 8/26/24		325,000	345,675
4.30%, due 1/28/25 (c)(d)		1,461,000	1,256,460
6.30%, due 3/10/26 (c)(d)		735,000	771,750
BNP Paribas S.A. 3.052%, due 1/13/31 (France) (a)(c)		885,000	827,548
Citibank N.A. 3.40%, due 7/23/21		1,340,000	1,367,463
Citigroup, Inc.
3.352%, due 4/24/25 (c)		780,000	799,265
3.668%, due 7/24/28 (c)		430,000	445,174
3.70%, due 1/12/26		545,000	562,767
3.98%, due 3/20/30 (c)		565,000	602,115
4.05%, due 7/30/22		105,000	106,579
5.30%, due 5/6/44		436,000	511,954
6.625%, due 6/15/32		190,000	228,717
Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,245,456
Credit Suisse Group A.G. 2.593%, due 9/11/25 (Switzerland) (a)(c)		365,000	346,765
Goldman Sachs Group, Inc.
2.60%, due 2/7/30		1,195,000	1,126,954
2.862% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		815,000	749,194
2.905%, due 7/24/23 (c)		310,000	308,857
2.908%, due 6/5/23 (c)		285,000	285,819
3.625%, due 1/22/23		1,330,000	1,364,875
5.25%, due 7/27/21		1,295,000	1,336,537
6.75%, due 10/1/37		159,000	210,479
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (c)		465,000	476,315
Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,298,347
JPMorgan Chase & Co.(c)
3.207%, due 4/1/23		1,540,000	1,566,511
3.54%, due 5/1/28		1,275,000	1,312,048
4.60%, due 2/1/25 (d)		1,409,000	1,233,157
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		508,000	513,823
4.65%, due 3/24/26		1,075,000	1,097,466
Morgan Stanley
3.125%, due 1/23/23		1,560,000	1,597,637
4.875%, due 11/1/22		495,000	519,446
5.00%, due 11/24/25		1,150,000	1,258,945
5.441% (3 Month LIBOR + 3.61%), due 7/15/20 (b)(d)		645,000	543,412
6.25%, due 8/9/26		881,000	1,069,506
7.25%, due 4/1/32		100,000	142,936
PNC Bank N.A. 2.55%, due 12/9/21		815,000	812,571
PNC Financial Services Group, Inc. 2.55%, due 1/22/30		810,000	783,410
Royal Bank of Scotland Group PLC 6.00%, due 12/19/23		70,000	73,379
Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		1,535,000	1,542,115
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		760,000	726,244
U.S. Bank N.A. 1.986% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		1,300,000	1,278,080
Wells Fargo & Co. 2.406%, due 10/30/25 (c)		525,000	517,235
Wells Fargo Bank N.A.
2.60%, due 1/15/21		985,000	989,295
3.55%, due 8/14/23		1,015,000	1,062,677
Westpac Banking Corp. 1.972% (3 Month LIBOR + 0.28%), due 5/15/20 (Australia) (b)		700,000	698,999
			42,983,813
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		250,000	268,377
4.75%, due 1/23/29		495,000	546,406
Coca-Cola Co. 4.20%, due 3/25/50		330,000	430,969
Diageo Capital PLC 1.932% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (b)		950,000	948,630
			2,194,382
Biotechnology 0.2%
Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,273,577

Building Materials 0.5%
Builders FirstSource, Inc. 5.00%, due 3/1/30 (a)		715,000	643,500
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	1,515,000	1,381,026
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		$1,000,000	965,000
			2,989,526
Chemicals 0.4%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		610,000	607,310
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		745,000	595,449
Huntsman International LLC 4.50%, due 5/1/29		731,000	623,203
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		625,000	543,750
			2,369,712
Commercial Services 0.7%
Ashtead Capital, Inc. 4.00%, due 5/1/28 (United Kingdom) (a)		380,000	327,560
California Institute of Technology 3.65%, due 9/1/19		775,000	801,859
Cintas Corp. No 2 3.70%, due 4/1/27		1,065,000	1,093,779
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		710,000	660,300
PayPal Holdings, Inc. 2.40%, due 10/1/24		1,120,000	1,094,632
			3,978,130
Computers 0.5%
Apple, Inc.
1.55%, due 8/4/21		545,000	548,363
2.75%, due 1/13/25		715,000	754,153
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		680,000	669,250
5.30%, due 10/1/29		318,000	324,399
8.10%, due 7/15/36		470,000	540,036
			2,836,201
Distribution & Wholesale 0.2%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		941,000	872,778

Diversified Financial Services 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		285,000	262,087
4.625%, due 10/30/20		1,600,000	1,552,083
Air Lease Corp.
2.30%, due 2/1/25		1,215,000	926,483
2.75%, due 1/15/23		500,000	421,430
3.50%, due 1/15/22		340,000	307,296
4.25%, due 9/15/24		420,000	354,322
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		650,000	638,625
Ally Financial, Inc.
3.875%, due 5/21/24		310,000	279,000
8.00%, due 11/1/31		1,130,000	1,309,331
Avolon Holdings Funding, Ltd. 2.875%, due 2/15/25 (a)		1,040,000	806,077
Capital One Financial Corp. 4.20%, due 10/29/25		165,000	163,104
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		1,735,000	1,749,282
			8,769,120
Electric 1.3%
CMS Energy Corp. 5.05%, due 3/15/22		430,000	444,014
Connecticut Light & Power Co. 4.00%, due 4/1/48		450,000	501,692
Duke Energy Ohio, Inc. 4.30%, due 2/1/49		565,000	653,026
Duquesne Light Holdings, Inc.(a)
3.616%, due 8/1/27		865,000	851,238
6.40%, due 9/15/20		925,000	944,822
Entergy Louisiana LLC 4.00%, due 3/15/33		790,000	875,224
Evergy, Inc. 5.292%, due 6/15/22 (e)		500,000	515,958
Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	817,404
Puget Energy, Inc. 5.625%, due 7/15/22		350,000	349,968
Southern California Edison Co.
3.70%, due 8/1/25		330,000	339,591
4.00%, due 4/1/47		520,000	541,611
WEC Energy Group, Inc. 3.804% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		480,000	385,812
			7,220,360
Electrical Equipment 0.2%
Carrier Global Corp. 2.493%, due 2/15/27 (a)		1,100,000	1,049,277

Environmental Controls 0.3%
Republic Services, Inc. 4.75%, due 5/15/23		580,000	612,465
Waste Management, Inc. 2.40%, due 5/15/23		810,000	796,563
			1,409,028
Food 1.3%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		485,000	500,763
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		1,290,000	1,364,246
Kraft Heinz Foods Co. 5.00%, due 7/15/35		501,000	498,098
Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (Netherlands) (a)		1,110,000	1,105,329
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		1,615,000	1,634,064
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		565,000	549,613
Sysco Corp. 3.30%, due 2/15/50		465,000	336,748
Tyson Foods, Inc. 3.95%, due 8/15/24		965,000	977,220
			6,966,081
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		325,000	357,063

Health Care - Products 0.4%
Abbott Laboratories 3.40%, due 11/30/23		535,000	561,441
Becton Dickinson & Co. 4.669%, due 6/6/47		635,000	684,258
Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,221,680
			2,467,379
Health Care - Services 0.3%
Cigna Holding Co. 4.375%, due 12/15/20		135,000	135,821
Laboratory Corp. of America Holdings 2.30%, due 12/1/24		1,225,000	1,207,425
NYU Langone Hospitals 3.38%, due 7/1/55		630,000	584,729
			1,927,975
Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		925,000	953,265

Insurance 1.9%
Equitable Holdings, Inc. 5.00%, due 4/20/48		830,000	783,260
Jackson National Life Global Funding 1.248% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)		1,895,000	1,817,869
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		295,000	300,339
MassMutual Global Funding II(a)
2.50%, due 10/17/22		1,270,000	1,265,084
2.95%, due 1/11/25		365,000	372,534
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		425,000	422,807
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		765,000	768,904
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		1,470,000	1,441,548
Protective Life Corp. 8.45%, due 10/15/39		725,000	1,027,482
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (United Kingdom) (a)		950,000	909,734
Voya Financial, Inc. 3.65%, due 6/15/26		310,000	310,466
Willis North America, Inc.
2.95%, due 9/15/29		1,055,000	1,001,713
3.875%, due 9/15/49		185,000	190,566
			10,612,306
Internet 0.5%
Expedia Group, Inc.
3.25%, due 2/15/30		1,305,000	1,092,409
3.80%, due 2/15/28		157,000	135,710
5.00%, due 2/15/26		22,000	19,874
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		440,000	465,302
3.925%, due 1/19/38		675,000	758,755
Weibo Corp. 3.50%, due 7/5/24		465,000	464,857
			2,936,907
Iron & Steel 0.3%
ArcelorMittal S.A. 4.55%, due 3/11/26 (Luxembourg)		800,000	717,432
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		435,000	469,809
6.875%, due 11/21/36		305,000	338,705
			1,525,946
Leisure Time 0.0% ‡
NCL Corp., Ltd. 3.625%, due 12/15/24 (a)		260,000	165,828

Lodging 0.6%
Hilton Domestic Operating Co., Inc. 4.875%, due 1/15/30		695,000	590,750
Las Vegas Sands Corp. 3.20%, due 8/8/24		555,000	500,930
Marriott International, Inc.
2.30%, due 1/15/22		890,000	834,207
3.60%, due 4/15/24		920,000	855,278
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		355,000	362,984
5.125%, due 8/8/25		460,000	441,007
			3,585,156
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		545,000	532,387
4.875%, due 4/1/21		1,445,000	1,412,298
John Deere Capital Corp. 3.65%, due 10/12/23		135,000	142,333
			2,087,018
Media 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 4/1/24 (a)		619,000	634,475
Comcast Corp.
3.25%, due 11/1/39		675,000	696,792
4.70%, due 10/15/48		555,000	719,003
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		1,330,000	889,437
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		480,000	493,375
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		340,000	352,343
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	400,730
			4,186,155
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,462,383

Mining 0.2%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		455,000	455,326
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (Chile) (a)		635,000	585,115
			1,040,441
Miscellaneous - Manufacturing 0.3%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (a)		760,000	759,239
Textron Financial Corp. 3.427% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	731,675
			1,490,914
Oil & Gas 0.6%
BP Capital Markets America, Inc. 3.00%, due 2/24/50		345,000	320,476
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		640,000	816,602
Marathon Petroleum Corp. 5.125%, due 12/15/26		450,000	445,513
Valero Energy Corp.
3.65%, due 3/15/25		1,000,000	970,134
6.625%, due 6/15/37		415,000	435,113
WPX Energy, Inc. 4.50%, due 1/15/30		465,000	252,495
			3,240,333
Packaging & Containers 0.2%
Berry Global, Inc. 4.875%, due 7/15/26 (a)		84,000	84,840
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (New Zealand) (a)		1,060,000	1,049,400
			1,134,240
Pharmaceuticals 0.8%
AbbVie, Inc. 4.05%, due 11/21/39 (a)		1,125,000	1,157,185
Allergan Funding SCS 3.45%, due 3/15/22		1,005,000	1,043,530
Bausch Health Cos., Inc. 5.75%, due 8/15/27 (a)		465,000	478,764
Bristol-Myers Squibb Co. 3.625%, due 5/15/24 (a)		1,400,000	1,479,329
			4,158,808
Pipelines 0.6%
Enterprise Products Operating LLC
3.125%, due 7/31/29		630,000	579,489
3.95%, due 1/31/60		595,000	499,987
4.20%, due 1/31/50		160,000	152,650
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		315,000	287,457
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	763,806
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		840,000	832,630
Western Midstream Operating L.P. 5.25%, due 2/1/50		350,000	145,030
			3,261,049
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		825,000	802,705
American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,070,007
Crown Castle International Corp.
3.40%, due 2/15/21		920,000	926,189
5.25%, due 1/15/23		1,290,000	1,344,914
Digital Realty Trust, L.P.
2.75%, due 2/1/23		45,000	44,745
3.70%, due 8/15/27		1,295,000	1,285,725
Equinix, Inc. 2.625%, due 11/18/24		740,000	705,782
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		505,000	446,925
Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	706,505
			7,333,497
Retail 1.1%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		1,035,000	1,012,360
CVS Health Corp.
4.00%, due 12/5/23		1,355,000	1,428,179
4.78%, due 3/25/38		400,000	442,296
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		28,573	31,663
McDonald's Corp. 3.35%, due 4/1/23		1,085,000	1,120,912
O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,010,031
Starbucks Corp.
3.35%, due 3/12/50		375,000	353,444
4.45%, due 8/15/49		475,000	544,973
			5,943,858
Semiconductors 0.4%
Broadcom, Inc. 3.125%, due 10/15/22 (a)		945,000	935,962
Intel Corp. 4.75%, due 3/25/50		515,000	691,554
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		590,000	610,423
			2,237,939
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		325,000	326,236
3.20%, due 7/1/26		205,000	211,738
salesforce.com, Inc.
3.25%, due 4/11/23		510,000	530,090
3.70%, due 4/11/28		690,000	763,863
			1,831,927
Telecommunications 1.7%
AT&T, Inc.
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(d)	EUR	800,000	789,535
4.35%, due 3/1/29		$320,000	345,246
4.90%, due 8/15/37		670,000	746,470
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		475,000	434,720
CommScope, Inc. 5.00%, due 6/15/21 (a)		76,000	75,240
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		990,000	1,000,922
Level 3 Financing, Inc. 3.40%, due 3/1/27 (a)		1,050,000	999,443
Sprint Communications, Inc. 6.00%, due 11/15/22		530,000	549,875
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		1,545,000	1,575,900
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		800,000	800,056
5.462%, due 2/16/21		175,000	177,437
Verizon Communications, Inc. 2.792% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		985,000	897,851
Vodafone Group PLC 4.25%, due 9/17/50		685,000	704,071
			9,096,766
Toys, Games & Hobbies 0.1%
Hasbro, Inc. 2.60%, due 11/19/22		500,000	493,397

Transportation 0.1%
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		277,000	277,693

Total Corporate Bonds (Cost $172,974,758)			169,113,851

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	690,942

Total Foreign Bonds (Cost $838,061)			690,942

Foreign Government Bonds 0.6%
Brazil 0.2%
Brazilian Government International Bond 4.625%, due 1/13/28 (Brazil)		$1,161,000	1,236,465

Mexico 0.4%
Mexico Government International Bond 3.25%, due 4/16/30 (Mexico)		2,031,000	1,909,140

Total Foreign Government Bonds (Cost $3,242,713)			3,145,605

Loan Assignments 1.1% (b)
Buildings & Real Estate 0.2%
Realogy Group LLC 2018 Term Loan B 3.831% (1 Month LIBOR + 2.25%), due 2/8/25		1,245,164	1,058,390

Containers, Packaging & Glass 0.2%
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24		1,273,453	1,034,680

Ecological 0.3%
Advanced Disposal Services, Inc. Term Loan B3 2.894% (1 Week LIBOR + 2.25%), due 11/10/23		1,623,685	1,607,448

Finance 0.2%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 3.989% (1 Month LIBOR + 3.00%), due 5/9/25		1,268,544	1,162,832

Personal & Nondurable Consumer Products (Manufacturing Only) 0.1%
Prestige Brands, Inc. Term Loan B4 2.989% (1 Month LIBOR + 2.00%), due 1/26/24		514,312	476,596

Telecommunications 0.1%
Level 3 Financing, Inc. 2019 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 3/1/27		718,508	668,213

Total Loan Assignments (Cost $6,531,976)			6,008,159

Mortgage-Backed Securities 8.6%
Agency (Collateralized Mortgage Obligations) 5.2%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40		823,026	859,251
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		610,000	646,203
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		1,910,000	2,018,023
REMIC Series 4818, Class BD 3.50%, due 3/15/45		857,165	897,563
REMIC Series 4888, Class BA 3.50%, due 9/15/48		606,455	631,457
REMIC Series 4877, Class AT 3.50%, due 11/15/48		813,488	884,900
REMIC Series 4877, Class BE 3.50%, due 11/15/48		1,277,986	1,344,774
Federal Home Loan Mortgage Corporation (Collateralized Mortgage Obligations) REMIC, Series 4958, Class DL 4.00%, due 1/25/50		1,775,000	1,959,115
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43		746,000	810,173
Series 2019-25, Class PA 3.00%, due 5/25/48		729,829	776,626
Series 2019-13, Class PE 3.00%, due 3/25/49		926,535	979,824
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		1,277,010	1,409,681
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59		1,326,312	1,466,200
Federal National Mortgage Association (Collateralized Mortgage Obligations) REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		1,186,278	1,293,491
Government National Mortgage Association
Series 2017-123, Class AB 2.50%, due 1/20/47		705,384	733,965
Series 2014-91, Class MA 3.00%, due 1/16/40		769,875	817,426
Series 2018-127, Class PB 3.00%, due 9/20/47		1,915,453	2,013,567
REMIC Series 2019-29, Class AP 3.00%, due 10/20/48		1,273,662	1,337,446
Series 2019-29, Class CB 3.00%, due 10/20/48		775,253	819,229
Series 2019-52, Class JL 3.00%, due 11/20/48		755,037	795,594
Series 2019-59, Class KA 3.00%, due 12/20/48		1,299,617	1,394,914
Series 2019-43, Class PL 3.00%, due 4/20/49		1,609,435	1,713,127
Series 2019-74, Class AT 3.00%, due 6/20/49		30,744	32,919
Series 2013-149, Class BA 3.25%, due 8/16/41		2,309,688	2,475,892
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		643,465	666,106
			28,777,466
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		1,200,000	1,234,439
Series 2019-BN19, Class A2 2.926%, due 8/15/61		1,205,000	1,248,719
Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.177% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		45,738	37,647
Benchmark Mortgage Trust
Series 2019-B14, Class A5 3.049%, due 12/15/62		975,000	1,019,271
Series 2019-B12, Class A5 3.116%, due 8/15/52		1,119,000	1,170,664
BX Commercial Mortgage Trust (a)
Series 2019-0C11, Class B 3.605%, due 12/9/41		350,000	302,708
Series 2019-0C11, Class C 3.856%, due 12/9/41		980,000	809,795
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		415,000	434,568
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		442,138	437,846
FREMF Mortgage Trust (a)(g)
Series 2013-K33, Class B 3.499%, due 8/25/46		1,094,000	1,100,469
Series 2014-K41, Class B 3.833%, due 11/25/47		330,000	334,142
Series 2013-K35, Class B 3.939%, due 12/25/46		820,000	836,716
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		475,000	492,723
Series 2019-GC40, Class A4 3.16%, due 7/10/52		788,000	827,436
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.855% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		640,000	523,829
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		760,000	802,523
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		880,000	933,606
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		485,000	507,238
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		1,545,000	1,539,622
Wells Fargo Commercial Mortgage Trust (a)(g)
Series 2018-1745, Class A 3.749%, due 6/15/36		940,000	927,494
Series 2018-AUS, Class A 4.058%, due 8/17/36		1,200,000	1,230,369
			16,751,824
Whole Loan (Collateralized Mortgage Obligations) 0.3%
Chase Home Lending Mortgage Trust (a)(h)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		176,756	179,014
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		459,818	459,820
JP Morgan Mortgage Trust (a)(h)
Series 2019-2, Class A4 4.00%, due 8/25/49		218,995	216,604
Series 2019-3, Class A3 4.00%, due 9/25/49		329,332	334,317
Series 2019-5, Class A4 4.00%, due 11/25/49		250,298	250,463
			1,440,218
Total Mortgage-Backed Securities (Cost $46,056,977)			46,969,508

Municipal Bonds 0.2%
California 0.2%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series N 3.006%, due 5/15/50		1,115,000	1,017,716

New York 0.0% ‡
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		175,000	173,268

Total Municipal Bonds (Cost $1,290,000)			1,190,984

U.S. Government & Federal Agencies 10.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.6%
2.50%, due 1/1/40		351,074	365,235
3.50%, due 1/1/48		4,115,171	4,365,412
4.00%, due 2/1/49		601,706	647,886
5.00%, due 12/1/44		1,383,472	1,535,678
5.00%, due 12/1/48		1,673,210	1,804,638
			8,718,849
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.3%
2.50%, due 2/1/40		352,216	365,509
3.00%, due 3/1/50		1,430,000	1,508,460
3.50%, due 3/1/37		1,862,674	2,023,292
3.50%, due 2/1/42		1,487,155	1,609,750
4.00%, due 5/1/48		1,583,752	1,693,165
4.00%, due 9/1/48		2,408,107	2,588,548
4.00%, due 1/1/49		580,936	627,307
4.00%, due 2/1/49		455,850	490,569
5.00%, due 9/1/33		1,709,952	1,892,963
6.00%, due 4/1/37		9,358	10,564
			12,810,127
United States Treasury Bonds 1.3%
4.375%, due 11/15/39		3,457,000	5,476,374
4.375%, due 5/15/40		705,000	1,121,143
4.50%, due 5/15/38		485,000	768,138
			7,365,655
United States Treasury Notes 4.5%
1.375%, due 1/31/22		13,740,000	14,031,975
1.375%, due 1/31/25		7,440,000	7,794,272
1.50%, due 1/31/27		1,795,000	1,909,571
1.50%, due 2/15/30 (f)		1,055,000	1,135,897
			24,871,715
United States Treasury Inflation - Indexed Note 0.8% (i)
0.875%, due 1/15/29		3,805,199	4,133,335

Total U.S. Government & Federal Agencies (Cost $54,532,489)			57,899,681

Total Long-Term Bonds (Cost $298,668,273)			297,676,090

	Shares
Common Stocks 37.1%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom)	498,959	3,219,608
Lockheed Martin Corp.	5,266	1,784,911
		5,004,519
Air Freight & Logistics 0.6%
Deutsche Post A.G., Registered (Germany)	64,644	1,783,558
United Parcel Service, Inc., Class B	13,219	1,234,919
		3,018,477
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	19,804	1,762,662

Banks 1.4%
Commonwealth Bank of Australia (Australia)	27,263	1,029,789
Lloyds Banking Group PLC (United Kingdom)	1,922,228	758,018
People's United Financial, Inc.	120,335	1,329,702
PNC Financial Services Group, Inc.	9,491	908,478
Royal Bank of Canada (Canada)	26,863	1,663,929
Truist Financial Corp.	42,032	1,296,267
Wells Fargo & Co.	33,134	950,946
		7,937,129
Beverages 0.8%
Coca-Cola Co.	34,744	1,537,422
Coca-Cola European Partners PLC (United Kingdom)	34,619	1,299,251
PepsiCo., Inc.	14,914	1,791,172
		4,627,845
Biotechnology 0.9%
AbbVie, Inc.	38,219	2,911,906
Amgen, Inc.	9,321	1,889,646
		4,801,552
Capital Markets 1.0%
BlackRock, Inc.	3,140	1,381,506
CME Group, Inc.	6,553	1,133,079
Lazard, Ltd., Class A	45,336	1,068,116
Macquarie Group, Ltd. (Australia)	15,175	826,172
Singapore Exchange, Ltd. (Singapore)	200,600	1,291,642
		5,700,515
Chemicals 1.2%
BASF S.E. (Germany)	41,123	1,987,620
Dow, Inc. (j)	47,541	1,390,099
LyondellBasell Industries N.V., Class A	27,880	1,383,684
Nutrien, Ltd. (f)	54,659	1,855,126
		6,616,529
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	15

Communications Equipment 0.5%
Cisco Systems, Inc.	62,794	2,468,432

Construction & Engineering 0.2%
Vinci S.A. (France)	15,089	1,248,540

Diversified Telecommunication Services 2.5%
AT&T, Inc.	104,813	3,055,299
BCE, Inc. (Canada)	70,337	2,885,351
Deutsche Telekom A.G., Registered (Germany)	86,538	1,145,810
TELUS Corp. (Canada)	133,774	2,115,023
Verizon Communications, Inc.	88,908	4,777,027
		13,978,510
Electric Utilities 3.2%
American Electric Power Co., Inc.	26,970	2,157,061
Duke Energy Corp.	46,693	3,776,530
Entergy Corp.	26,162	2,458,443
FirstEnergy Corp.	69,763	2,795,403
Fortis, Inc. (Canada)	47,018	1,813,165
PPL Corp.	87,285	2,154,194
Terna Rete Elettrica Nazionale S.p.A. (Italy)	380,407	2,410,647
		17,565,443
Electrical Equipment 0.7%
Eaton Corp. PLC	26,524	2,060,649
Emerson Electric Co.	31,609	1,506,169
		3,566,818
Equity Real Estate Investment Trusts 0.7%
Iron Mountain, Inc.	88,387	2,103,611
Welltower, Inc.	39,405	1,803,961
		3,907,572
Food Products 1.1%
Danone S.A. (France)	27,117	1,748,901
Nestle S.A., Registered (Switzerland)	23,557	2,427,978
Orkla ASA (Norway)	207,136	1,772,553
		5,949,432
Gas Utilities 0.6%
Snam S.p.A. (Italy)	763,387	3,525,803

Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	5,677	1,415,730

Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp.	42,154	1,790,281
McDonald's Corp.	6,101	1,008,800
		2,799,081
Household Durables 0.2%
Leggett & Platt, Inc.	33,643	897,595

Household Products 0.7%
Kimberly-Clark Corp.	17,855	2,283,119
Procter & Gamble Co.	15,338	1,687,180
		3,970,299
Industrial Conglomerates 0.2%
Siemens A.G., Registered (Germany)	15,603	1,342,924

Insurance 2.6%
Allianz S.E., Registered (Germany)	18,175	3,133,033
Assicurazioni Generali S.p.A. (Italy)	112,741	1,535,864
AXA S.A. (France)	161,133	2,790,326
MetLife, Inc.	55,506	1,696,818
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	11,660	2,357,002
SCOR S.E. (France)	50,003	1,101,743
Tokio Marine Holdings, Inc. (Japan)	33,900	1,554,740
		14,169,526
IT Services 0.5%
International Business Machines Corp.	25,281	2,804,421

Media 0.2%
Comcast Corp., Class A	34,999	1,203,266
ION Media Networks, Inc. (j)(k)(l)(m)(n)	8	3,173
		1,206,439
Multi-Utilities 2.3%
Ameren Corp.	19,152	1,394,840
CenterPoint Energy, Inc.	135,068	2,086,801
Dominion Energy, Inc.	53,812	3,884,688
National Grid PLC (United Kingdom)	306,761	3,595,391
WEC Energy Group, Inc.	16,016	1,411,490
		12,373,210
Multiline Retail 0.3%
Target Corp.	16,524	1,536,236

Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	14,914	1,080,668
Enterprise Products Partners, L.P.	121,945	1,743,814
Exxon Mobil Corp.	27,541	1,045,732
Magellan Midstream Partners, L.P.	41,015	1,496,637
Pembina Pipeline Corp. (Canada)	54,829	1,028,555
Phillips 66	22,880	1,227,512
TOTAL S.A. (France)	61,643	2,390,483
		10,013,401
Personal Products 0.6%
Unilever PLC (United Kingdom)	61,416	3,100,498

Pharmaceuticals 4.9%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	46,524	2,077,762
GlaxoSmithKline PLC (United Kingdom)	138,376	2,595,567
Johnson & Johnson	20,093	2,634,795
Merck & Co., Inc.	40,592	3,123,149
Novartis A.G., Registered (Switzerland)	36,608	3,025,470
Novo Nordisk A/S, Class B (Denmark)	30,174	1,820,139
Pfizer, Inc.	109,234	3,565,398
Roche Holding A.G. (Switzerland)	5,915	1,923,049
Sanofi (France)	33,271	2,929,204
Takeda Pharmaceutical Co., Ltd. (Japan)	111,600	3,415,249
		27,109,782
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	5,254	1,245,724
Intel Corp.	35,253	1,907,892
KLA Corp.	12,353	1,775,620
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	31,185	1,490,331
Texas Instruments, Inc.	22,880	2,286,399
		8,705,966
Software 0.8%
Microsoft Corp.	26,148	4,123,801

Specialty Retail 0.2%
Home Depot, Inc.	6,271	1,170,858

Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)	2,097	2,082,321

Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc.	98,302	773,637

Tobacco 1.7%
Altria Group, Inc.	74,913	2,896,886
British American Tobacco PLC (United Kingdom)	70,474	2,406,572
British American Tobacco PLC, Sponsored ADR (United Kingdom)	24,999	854,716
Philip Morris International, Inc.	43,134	3,147,056
		9,305,230
Trading Companies & Distributors 0.3%
Watsco, Inc.	9,745	1,540,002

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B (Canada)	33,219	1,386,545

Total Common Stocks (Cost $227,737,138)		203,507,295

Short-Term Investments 4.2%
Affiliated Investment Company 3.6%
MainStay U.S. Government Liquidity Fund, 0.09% (o)	20,011,489	20,011,489

Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (o)(p)	3,378,830	3,378,830

Total Short-Term Investments (Cost $23,390,319)		23,390,319
Total Investments (Cost $549,795,730)	95.5%	524,573,704
Other Assets, Less Liabilities	4.5	24,808,121
Net Assets	100.0%	$549,381,825

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon - Rate shown was the rate in effect as of March 31, 2020.
(f)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $3,360,606. The Portfolio received cash collateral with a value of $3,378,830.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2020.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Illiquid security - As of March 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $3,173, which represented less than one-tenth of a percent of the Portfolio's net assets.
(m)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, the total market value of fair valued security was $3,173, which represented less than one-tenth of a percent of the Portfolio's net assets.
(n)	Restricted security.
(o)	Current yield as of March 31, 2020.
(p)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of March 31, 2020, the Portfolio held the following foreign currency forward contracts[1]:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,059,000,000	USD	18,971,888	JPMorgan Chase Bank N.A.	5/7/20	$208,310
USD	6,975,597	CAD	9,193,000	JPMorgan Chase Bank N.A.	5/4/20	440,647
USD	26,096,907	EUR	23,573,000	JPMorgan Chase Bank N.A.	5/4/20	66,201
USD	17,526,849	GBP	13,443,000	JPMorgan Chase Bank N.A.	5/4/20	817,600
Total unrealized appreciation						1,532,758
EUR	16,421,000	USD	18,488,568	JPMorgan Chase Bank N.A.	5/4/20	(355,524)
Total unrealized depreciation						(355,524)
Net unrealized appreciation						$1,177,234

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of March 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Note	72	June 2020	$9,943,624	$9,985,500	$41,876
2-Year United States Treasury Note	164	June 2020	35,718,442	36,142,781	424,339
Nikkei 225	210	June 2020	18,242,038	18,207,161	(34,877)
S&P 500 Index Mini	415	June 2020	55,583,419	53,321,275	(2,262,144)
United States Treasury Long Bond	10	June 2020	1,746,211	1,790,625	44,414
United States Treasury Ultra Bond	130	June 2020	26,007,797	28,843,750	2,835,953
Total Long Contracts					1,049,561

Short Contracts
10-Year United States Treasury Ultra Note	(37)	June 2020	(5,405,664)	(5,773,156)	(367,492)
5-Year United States Treasury Note	(118)	June 2020	(14,664,549)	(14,792,406)	(127,857)
Total Short Contracts					(495,349)
Net Unrealized Appreciation					$554,212

1.	As of March 31, 2020, cash in the amount of $8,422,154 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUAM	—European Union Advisory Mission
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,394,650	$—	$10,394,650
Convertible Bonds	—	2,262,710	—	2,262,710
Corporate Bonds	—	169,113,851	—	169,113,851
Foreign Bonds	—	690,942	—	690,942
Foreign Government Bonds	—	3,145,605	—	3,145,605
Loan Assignments	—	6,008,159	—	6,008,159
Mortgage-Backed Securities	—	46,969,508	—	46,969,508
Municipal Bonds	—	1,190,984	—	1,190,984
U.S. Government & Federal Agencies	—	57,899,681	—	57,899,681
Total Long-Term Bonds	—	297,676,090	—	297,676,090
Common Stocks (b)
Aerospace & Defense	—	3,219,608	—	3,219,608
Air Freight & Logistics	—	1,783,558	—	1,783,558
Auto Components	—	1,762,662	—	1,762,662
Banks	—	1,787,807	—	1,787,807
Beverages	—	1,299,251	—	1,299,251
Capital Markets	—	2,117,814	—	2,117,814
Chemicals	—	1,987,620	—	1,987,620
Construction & Engineering	—	1,248,540	—	1,248,540
Diversified Telecommunication Services	—	1,145,810	—	1,145,810
Electric Utilities	—	2,410,647	—	2,410,647
Food Products	—	5,949,432	—	5,949,432
Gas Utilities	—	3,525,803	—	3,525,803
Industrial Conglomerates	—	1,342,924	—	1,342,924
Insurance	—	12,472,708	—	12,472,708
Multi-Utilities	—	3,595,391	—	3,595,391
Oil, Gas & Consumable Fuels	—	2,390,483	—	2,390,483
Personal Products	—	3,100,498	—	3,100,498
Pharmaceuticals	—	15,708,678	—	15,708,678
Tobacco	—	2,406,572	—	2,406,572
All Other Industries	134,248,316	—	3,173	134,251,489
Total Common Stocks	134,248,316	69,255,806	3,173	203,507,295
Short-Term Investments
Affiliated Investment Company	20,011,489	—	—	20,011,489
Unaffiliated Investment Company	3,378,830	—	—	3,378,830
Total Short-Term Investments	23,390,319	—	—	23,390,319
Total Investments in Securities	157,638,635	366,931,896	3,173	524,573,704
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	1,532,758	—	1,532,758
Futures Contracts (c)	3,346,582	—	—	3,346,582
Total Other Financial Instruments	3,346,582	1,532,758	—	4,879,340
Total Investments in Securities and Other Financial Instruments	$160,985,217	$368,464,654	$3,173	$529,453,044

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(355,524)	$—	$(355,524)
Futures Contracts (c)	(2,792,370)	—	—	(2,792,370)
Total Other Financial Instruments	$(2,792,370)	$(355,524)	$—	$(3,147,894)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $3,173 is held in Media within the Common Stocks section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Common Stocks	$3,173	$-	$-	$-	$-	$-	$-	$-	$3,173	$-
Total	$3,173	$-	$-	$-	$-	$-	$-	$-	$3,173	$-

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 90.6% †
Corporate Bonds 3.8%
Auto Parts & Equipment 0.1%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$292,000

Chemicals 0.3%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	368,500
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	1,200,000	1,176,000
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)	500,000	474,575
		2,019,075
Commercial Services 0.4%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	790,500
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, due 1/15/28 (a)	1,750,000	1,509,375
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	500,000	527,500
		2,827,375
Distribution & Wholesale 0.1%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	483,750
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	334,250
		818,000
Electric 0.9%
Clearway Energy Operating LLC 5.75%, due 10/15/25	1,630,000	1,613,700
NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,361,750
Vistra Energy Corp. 8.125%, due 1/30/26 (a)	1,250,000	1,298,125
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,522,500
		5,796,075
Entertainment 0.1%
Scientific Games International, Inc. 7.00%, due 5/15/28 (a)	900,000	553,500

Environmental Controls 0.2%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	810,000
GFL Environmental, Inc. 8.50%, due 5/1/27 (a)	228,000	229,072
		1,039,072
Food 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC 4.875%, due 2/15/30 (a)	300,000	299,250
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	248,952
		548,202
Household Products & Wares 0.1%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	300,000	307,500

Housewares 0.0% ‡
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	190,000

Lodging 0.1%
Boyd Gaming Corp. 4.75%, due 12/1/27 (a)	400,000	330,000

Machinery - Diversified 0.0% ‡
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	300,000	280,500

Media 0.0% ‡
iHeartCommunications, Inc.
6.375%, due 5/1/26	105,206	99,552
8.375%, due 5/1/27	190,685	166,014
		265,566
Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	400,000

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00%, due 2/15/25 (a)(b)(c)	200,000	300

Oil & Gas Services 0.0% ‡
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	360,000	225,000

Packaging & Containers 0.0% ‡
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	220,000	196,900

Pharmaceuticals 0.2%
Bausch Health Cos., Inc.(a)
5.50%, due 11/1/25	300,000	303,090
6.50%, due 3/15/22	1,000,000	1,010,000
		1,313,090
Pipelines 0.1%
Energy Transfer Operating, L.P. 4.25%, due 3/15/23	600,000	543,300

Real Estate Investment Trusts 0.0% ‡
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (a)	300,000	225,000

Telecommunications 1.0%
Sprint Corp. 7.25%, due 2/1/28 (a)	6,000,000	6,030,000
Telesat Canada / Telesat LLC 4.875%, due 6/1/27 (a)	600,000	572,880
		6,602,880

Total Corporate Bonds (Cost $26,113,540)		24,773,335

Floating Rate Loans 76.7% (d)
Aerospace & Defense 1.0%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1 4.95% (3 Month LIBOR + 3.50%), due 4/6/26	1,548,278	1,187,529
2020 CAD Term Loan B2 4.95% (3 Month LIBOR + 3.50%), due 4/6/26	832,407	638,457
Science Applications International Corp. 2018 Term Loan B 2.864% (1 Month LIBOR + 1.875%), due 10/31/25	888,750	825,797
TransDigm, Inc.
2020 Term Loan E 3.239% (1 Month LIBOR + 2.25%), due 5/30/25	980,044	904,090
2020 Term Loan F 3.239% (1 Month LIBOR + 2.25%), due 12/9/25	3,133,086	2,890,272
		6,446,145
Automobile 2.1%
American Axle and Manufacturing, Inc. Term Loan B 3.20% (1 Month LIBOR + 2.25%), due 4/6/24	1,824,728	1,512,243
AP Exhaust Acquisition, LLC (e)
2019 Term Loan B 6.71% (3 Month LIBOR + 5.00%), due 5/10/24	303,654	83,505
2019 Term Loan B 6.72% (6 Month LIBOR + 5.00%), due 5/10/24	303,654	83,505
Autokiniton US Holdings, Inc. 2018 Term Loan B 7.364% (1 Month LIBOR + 6.375%), due 5/22/25 (e)(f)	1,775,924	1,420,739
Belron Finance U.S. LLC
2018 Term Loan B 3.957% (3 Month LIBOR + 2.25%), due 11/13/25	987,500	928,250
Term Loan B 3.992% (3 Month LIBOR + 2.25%), due 11/7/24	977,500	918,850
2019 USD Term Loan B 4.27% (3 Month LIBOR + 2.50%), due 10/30/26	1,246,875	1,172,062
Chassix, Inc.
2017 1st Lien Term Loan 7.25% (3 Month LIBOR + 5.50%), due 11/15/23	712,917	513,300
2017 1st Lien Term Loan 7.346% (3 Month LIBOR + 5.50%), due 11/15/23	753,333	542,400
IAA, Inc. Term Loan B 3.25% (1 Month LIBOR + 2.25%), due 6/28/26	1,418,750	1,340,719
KAR Auction Services, Inc. 2019 Term Loan B6 3.188% (1 Month LIBOR + 2.25%), due 9/19/26	743,756	684,256
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 4.70% (1 Month LIBOR + 3.25%), due 3/20/25	1,579,345	1,216,096
Truck Hero, Inc. 1st Lien Term Loan 4.739% (1 Month LIBOR + 3.75%), due 4/22/24 (e)	1,723,099	1,286,581
Wand NewCo 3, Inc. 2020 Term Loan 4.072% (6 Month LIBOR + 3.00%), due 2/5/26	2,183,528	1,965,175
		13,667,681
Banking 1.6%
Apollo Commercial Real Estate Finance, Inc. Term Loan B 3.455% (1 Month LIBOR + 2.75%), due 5/15/26	1,488,750	1,161,225
Broadstreet Partners, Inc. 2020 Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 1/27/27	2,560,354	2,249,911
Brookfield Property REIT, Inc. 1st Lien Term Loan B 3.489% (1 Month LIBOR + 2.50%), due 8/27/25	3,435,032	2,383,912
Edelman Financial Center LLC 2018 1st Lien Term Loan 4.179% (1 Month LIBOR + 3.25%), due 7/21/25	1,678,750	1,418,544
Greenhill & Co., Inc. Term Loan B 3.862% (1 Month LIBOR + 3.25%), due 4/12/24 (e)(f)	716,940	623,738
Jane Street Group LLC 2020 Term Loan 4.613% (3 Month LIBOR + 3.00%), due 1/31/25	1,866,264	1,642,312
Russell Investments U.S. Inst’l Holdco, Inc. Term Loan B 3.822% (6 Month LIBOR + 2.75%), due 6/1/23	867,733	789,637
		10,269,279
Beverage, Food & Tobacco 1.8%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 4.297% (1 Month LIBOR + 3.50%), due 10/1/25	1,580,000	1,447,675
Advantage Sales & Marketing, Inc.
Term Loan B2 4.70% (3 Month LIBOR + 3.25%), due 7/25/21	972,500	791,372
2014 2nd Lien Term Loan 7.95% (3 Month LIBOR + 6.50%), due 7/25/22 (e)	625,000	452,083
American Seafoods Group LLC
2017 1st Lien Term Loan 3.77% (1 Month LIBOR + 2.75%), due 8/21/23	625,650	575,598
2017 1st Lien Term Loan 3.81% (3 Month LIBOR + 2.75%), due 8/21/23	19,862	18,273
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 4.95% (1 Month LIBOR + 3.50%), due 3/20/24	619,218	507,759
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 8/16/23 (e)(f)	1,588,121	1,079,923
CHG PPC Parent LLC 2018 Term Loan B 3.739% (1 Month LIBOR + 2.75%), due 3/31/25	1,719,375	1,530,244
Hearthside Food Solutions LLC 2018 Term Loan B 4.677% (1 Month LIBOR + 3.687%), due 5/23/25	1,276,019	1,071,856
U.S. Foods, Inc. 2019 Term Loan B 3.072% (6 Month LIBOR + 2.00%), due 9/13/26	1,990,000	1,824,167
United Natural Foods, Inc. Term Loan B 5.239% (1 Month LIBOR + 4.25%), due 10/22/25	2,970,000	2,518,560
		11,817,510
Biotechnology 0.3%
Elanco Animal Health, Inc. Term Loan B TBD, due 2/4/27	2,100,000	1,989,750

Broadcasting & Entertainment 3.0%
Charter Communications Operating, LLC 2019 Term Loan B1 2.74% (1 Month LIBOR + 1.75%), due 4/30/25	4,887,500	4,661,453
Clear Channel Outdoor Holdings, Inc. Term Loan B 4.489% (1 Month LIBOR + 3.50%), due 8/21/26	1,741,250	1,554,066
Diamond Sports Group LLC Term Loan 4.18% (1 Month LIBOR + 3.25%), due 8/24/26	3,980,000	3,064,600
Entercom Media Corp. 2019 Term Loan 3.489% (1 Month LIBOR + 2.50%), due 11/18/24	892,267	789,656
Gray Television, Inc. 2018 Term Loan C 4.015% (1 Month LIBOR + 2.50%), due 1/2/26	2,506,446	2,381,124
Nielsen Finance LLC Term Loan B4 3.005% (1 Month LIBOR + 2.00%), due 10/4/23	1,207,941	1,113,319
Terrier Media Buyer, Inc. Term Loan B 5.70% (3 Month LIBOR + 4.25%), due 12/17/26	831,250	708,641
Univision Communications, Inc. Term Loan C5 3.75% (1 Month LIBOR + 2.75%), due 3/15/24	4,050,910	3,375,757
WideOpenWest Finance LLC 2017 Term Loan B 4.25% (1 Month LIBOR + 3.25%), due 8/18/23	1,935,375	1,736,999
		19,385,615
Buildings & Real Estate 2.8%
American Bath Group LLC 2018 Term Loan B 5.25% (1 Month LIBOR + 4.25%), due 9/30/23 (e)(f)	982,381	825,200
Core & Main L.P.
2017 Term Loan B 4.33% (1 Month LIBOR + 2.75%), due 8/1/24	1,561,907	1,354,954
2017 Term Loan B 4.33% (3 Month LIBOR + 2.75%), due 8/1/24	1,008,854	875,181
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B 3.739% (1 Month LIBOR + 2.75%), due 8/21/25	2,962,500	2,636,625
Hamilton Holdco, LLC 2018 Term Loan B 3.46% (3 Month LIBOR + 2.00%), due 1/2/27	368,438	342,647
Jeld-Wen, Inc. 2017 1st Lien Term Loan 3.45% (3 Month LIBOR + 2.00%), due 12/14/24	763,672	679,668
NCI Building Systems, Inc. 2018 Term Loan 4.561% (1 Month LIBOR + 3.75%), due 4/12/25	2,555,977	2,198,141
Realogy Group LLC 2018 Term Loan B 3.831% (1 Month LIBOR + 2.25%), due 2/8/25	2,834,652	2,409,454
SIWF Holdings, Inc.
1st Lien Term Loan 5.322% (6 Month LIBOR + 4.25%), due 6/15/25	1,272,148	1,068,604
2nd Lien Term Loan 9.572% (6 Month LIBOR + 8.50%), due 6/15/26	120,000	99,000
SMG U.S. Midco 2, Inc. 2020 Term Loan 3.429% (3 Month LIBOR + 2.50%), due 1/23/25 (e)(f)	1,844,128	1,346,213
SRS Distribution, Inc.
2018 1st Lien Term Loan 4.07% (6 Month LIBOR + 3.00%), due 5/23/25	2,062,019	1,707,352
2018 1st Lien Term Loan 4.072% (1 Month LIBOR + 3.00%), due 5/23/25	5,247	4,344
VC GB Holdings, Inc. 2017 1st Lien Term Loan 4.45% (3 Month LIBOR + 3.00%), due 2/28/24 (e)(f)	1,185,059	971,749
Wilsonart LLC 2017 Term Loan B 4.71% (3 Month LIBOR + 3.25%), due 12/19/23	2,471,638	1,861,967
		18,381,099
Cargo Transport 0.2%
Genesee & Wyoming, Inc. Term Loan 3.45% (3 Month LIBOR + 2.00%), due 12/30/26	1,500,000	1,430,625

Chemicals, Plastics & Rubber 2.5%
Allnex USA, Inc. Term Loan B3 4.863% (3 Month LIBOR + 3.25%), due 9/13/23 (e)	945,392	642,866
Cabot Microelectronics Corp. 2019 Term Loan B1 3.00% (1 Month LIBOR + 2.00%), due 11/17/25	795,792	759,982
Emerald Performance Materials LLC (e)
New 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 8/1/21	1,647,740	1,411,565
New 2nd Lien Term Loan 8.75% (1 Month LIBOR + 7.75%), due 8/1/22 (f)	700,000	560,000
Encapsys, LLC 2020 Term Loan B2 4.25% (1 Month LIBOR + 3.25%), due 11/7/24	1,457,956	1,137,205
Flex Acquisition Co., Inc.
1st Lien Term Loan 4.58% (1 Month LIBOR + 3.00%), due 12/29/23	31,645	27,690
1st Lien Term Loan 4.91% (3 Month LIBOR + 3.00%), due 12/29/23	843,089	737,703
Flint Group U.S. LLC 1st Lien Term Loan B2 4.801% (3 Month LIBOR + 3.00%), due 9/7/21 (e)	1,757,063	1,221,159
Ineos U.S. Finance LLC 2017 Term Loan B 2.989% (1 Month LIBOR + 2.00%), due 4/1/24	1,460,063	1,293,616
Innophos, Inc. 2020 Term Loan B 4.755% (1 Month LIBOR + 3.75%), due 2/4/27	1,500,000	1,237,500
Minerals Technologies, Inc.
2017 Term Loan B 2.87% (1 Month LIBOR + 2.25%), due 2/14/24	32,223	29,000
2017 Term Loan B 3.18% (1 Month LIBOR + 2.25%), due 2/14/24	603,532	543,179
2017 Term Loan B 3.217% (1 Month LIBOR + 2.25%), due 2/14/24 (e)	25,778	23,200
2017 Term Loan B 3.46% (3 Month LIBOR + 2.25%), due 2/14/24	80,557	72,501
PQ Corp. 2018 Term Loan B 4.027% (3 Month LIBOR + 2.25%), due 2/7/27	1,227,861	1,089,727
TricorBraun Holdings, Inc. 2016 1st Lien Term Loan 5.20% (3 Month LIBOR + 3.75%), due 11/30/23	1,477,112	1,211,232
Tronox Finance LLC
Term Loan B 3.74% (1 Month LIBOR + 2.75%), due 9/23/24	1,478,142	1,300,765
Term Loan B 3.93% (3 Month LIBOR + 2.75%), due 9/23/24	1,042,988	917,830
Univar, Inc. 2019 USD Term Loan B5 3.45% (3 Month LIBOR + 2.00%), due 7/1/26	598,500	538,650
Venator Materials Corp. Term Loan B 3.989% (1 Month LIBOR + 3.00%), due 8/8/24	1,950,000	1,677,000
Zep, Inc. 2017 1st Lien Term Loan 5.072% (3 Month LIBOR + 4.00%), due 8/12/24 (e)	104,632	69,057
		16,501,427
Containers, Packaging & Glass 3.4%
Altium Packaging LLC Term Loan B 3.989% (1 Month LIBOR + 3.00%), due 6/14/26 (e)	992,513	840,328
Anchor Glass Container Corp.
2017 1st Lien Term Loan 3.76% (1 Month LIBOR + 2.75%), due 12/7/23	2,023,794	1,096,222
2017 1st Lien Term Loan 4.20% (3 Month LIBOR + 2.75%), due 12/7/23	97,697	52,919
Berry Global, Inc. 2019 Term Loan Y 2.863% (1 Month LIBOR + 2.00%), due 7/1/26	3,220,650	3,004,867
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24	2,895,115	2,352,281
Charter NEX US, Inc.
2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 5/16/24	916,862	777,041
Incremental Term Loan 4.489% (1 Month LIBOR + 3.50%), due 5/16/24	858,265	742,399
Clearwater Paper Corp. Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 7/26/26	2,493,750	2,319,187
Consolidated Container Co. LLC 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 5/22/24	1,950,113	1,794,103
Fort Dearborn Co.
2016 1st Lien Term Loan 5.52% (1 Month LIBOR + 4.00%), due 10/19/23	29,762	25,000
2016 1st Lien Term Loan 5.91% (3 Month LIBOR + 4.00%), due 10/19/23	1,394,131	1,171,070
2016 2nd Lien Term Loan 10.408% (3 Month LIBOR + 8.50%), due 10/21/24 (e)(f)	1,000,000	850,000
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 5.25% (1 Month LIBOR + 4.25%), due 6/30/22	2,437,500	1,715,391
Reynolds Consumer Products LLC Term Loan 3.501% (3 Month LIBOR + 1.75%), due 2/4/27	1,500,000	1,404,375
Reynolds Group Holdings, Inc. 2017 Term Loan 3.739% (1 Month LIBOR + 2.75%), due 2/5/23	2,045,546	1,930,484
Tank Holding Corp. 2020 Term Loan 4.489% (1 Month LIBOR + 3.50%), due 3/26/26	2,241,244	1,910,660
Trident TPI Holdings, Inc. 2017 Term Loan B1 4.323% (3 Month LIBOR + 3.25%), due 10/17/24	729,867	598,491
		22,584,818
Diversified/Conglomerate Manufacturing 2.9%
Allied Universal Holdco LLC 2019 Term Loan B 5.239% (1 Month LIBOR + 4.25%), due 7/10/26	997,500	910,219
EWT Holdings III Corp. 2020 Term Loan 3.739% (1 Month LIBOR + 2.75%), due 12/20/24	1,983,333	1,804,833
Filtration Group Corp. 2018 1st Lien Term Loan 3.989% (1 Month LIBOR + 3.00%), due 3/29/25	1,791,315	1,547,249
Gardner Denver, Inc. 2020 USD Term Loan 2.739% (1 Month LIBOR + 1.75%), due 3/1/27	3,400,563	3,179,527
GYP Holdings III Corp. 2018 Term Loan B 3.739% (1 Month LIBOR + 2.75%), due 6/1/25	411,685	370,517
Hyster-Yale Group, Inc. Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 5/30/23 (e)(f)	1,389,583	1,181,146
Iron Mountain, Inc. 2018 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 1/2/26	1,837,500	1,745,625
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 4.489% (1 Month LIBOR + 3.50%), due 9/6/25	1,082,216	788,213
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 4.239% (1 Month LIBOR + 3.25%), due 5/1/25	2,983,610	2,513,692
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.489% (1 Month LIBOR + 2.50%), due 2/1/27	2,330,951	1,992,962
Red Ventures LLC 2020 Term Loan B 3.489% (1 Month LIBOR + 2.50%), due 11/8/24	3,031,238	2,505,824
TRC Cos., Inc. Term Loan 4.95% (3 Month LIBOR + 3.50%), due 6/21/24 (e)	877,500	774,394
		19,314,201
Diversified/Conglomerate Service 4.4%
Applied Systems, Inc.
2017 1st Lien Term Loan 4.70% (3 Month LIBOR + 3.25%), due 9/19/24	1,930,645	1,752,750
2017 2nd Lien Term Loan 8.45% (3 Month LIBOR + 7.00%), due 9/19/25	460,000	414,000
BidFair MergerRight, Inc. Term Loan B 6.50% (1 Month LIBOR + 5.50%), due 1/15/27	2,327,672	1,803,946
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 3.989% (1 Month LIBOR + 3.00%), due 6/15/25	982,500	792,550
BrightView Landscapes LLC 2018 1st Lien Term Loan B 3.294% (1 Month LIBOR + 2.50%), due 8/15/25	1,104,693	1,043,935
Change Healthcare Holdings, Inc. 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 3/1/24	1,600,105	1,450,763
CCC Information Services, Inc. 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 4/29/24	947,564	859,576
Element Materials Technology Group US Holdings, Inc. 2017 Term Loan B 4.95% (3 Month LIBOR + 3.50%), due 6/28/24 (e)	979,956	806,014
Greeneden U.S. Holdings II LLC 2018 Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 12/1/23	1,448,182	1,288,882
IRI Holdings, Inc. 2018 1st Lien Term Loan 6.113% (3 Month LIBOR + 4.50%), due 12/1/25	3,209,375	2,535,406
Mitchell International, Inc. 2017 1st Lien Term Loan 4.239% (1 Month LIBOR + 3.25%), due 11/29/24	971,272	795,229
MKS Instruments, Inc. 2019 Term Loan B6 2.739% (1 Month LIBOR + 1.75%), due 2/2/26	702,283	629,948
Monitronics International, Inc. Takeback Term Loan 7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (e)(f)	958,540	716,509
MX Holdings U.S., Inc. 2018 Term Loan B1C 3.739% (1 Month LIBOR + 2.75%), due 7/31/25	2,217,792	1,862,945
Prime Security Services Borrower LLC 2019 Term Loan B1 4.606% (1 Month LIBOR + 3.25%), due 9/23/26	5,534,702	4,953,558
Sophia L.P. 2017 Term Loan B 4.70% (3 Month LIBOR + 3.25%), due 9/30/22	1,752,888	1,653,557
TruGreen, Ltd. Partnership 2019 Term Loan 4.75% (1 Month LIBOR + 3.75%), due 3/19/26	1,742,128	1,585,336
Verint Systems, Inc.
2018 Term Loan B 3.58% (1 Month LIBOR + 2.00%), due 6/28/24	1,254,779	1,198,314
2018 Term Loan B 3.76% (3 Month LIBOR + 2.00%), due 6/28/24	1,176,471	1,123,530
Verscend Holding Corp. 2018 Term Loan B 5.489% (1 Month LIBOR + 4.50%), due 8/27/25	985,000	925,900
WEX, Inc. Term Loan B3 3.239% (1 Month LIBOR + 2.25%), due 5/15/26	962,775	825,580
		29,018,228
Ecological 0.3%
Advanced Disposal Services, Inc. Term Loan B3 2.894% (1 Week LIBOR + 2.25%), due 11/10/23	2,038,157	2,017,775

Electronics 13.4%
Almonde, Inc.
1st Lien Term Loan 5.277% (3 Month LIBOR + 3.50%), due 6/13/24	2,709,556	2,313,283
2nd Lien Term Loan 9.027% (3 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,043,000
ASG Technologies Group, Inc. 2018 Term Loan 4.50% (1 Month LIBOR + 3.50%), due 7/31/24 (e)(f)	1,495,086	1,196,069
Banff Merger Sub Inc. 2018 Term Loan B 5.239% (1 Month LIBOR + 4.25%), due 10/2/25	2,419,744	2,044,684
Barracuda Networks, Inc. 1st Lien Term Loan 4.517% (3 Month LIBOR + 3.25%), due 2/12/25	1,968,712	1,791,528
Camelot U.S. Acquisition 1 Co. Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 10/31/26	1,890,000	1,679,738
Castle U.S. Holding Corp. USD Term Loan B 5.20% (1 Month LIBOR + 3.75%), due 1/29/27	1,444,043	1,247,292
Cologix, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 3/20/24	1,930,202	1,647,910
Colorado Buyer, Inc.
Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 5/1/24	972,500	632,125
2nd Lien Term Loan 8.25% (1 Month LIBOR + 7.25%), due 5/1/25	800,000	282,666
CommScope, Inc. 2019 Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 4/6/26	4,289,691	4,032,309
Compuware Corp. 2018 Term Loan B 4.989% (1 Month LIBOR + 4.00%), due 8/22/25	617,128	586,271
DCert Buyer, Inc. 2019 Term Loan B 4.989% (1 Month LIBOR + 4.00%), due 10/16/26	2,000,000	1,773,334
Dell International LLC 2019 Term Loan B 2.99% (1 Month LIBOR + 2.00%), due 9/19/25	3,253,620	3,099,073
Diebold, Inc. 2017 Term Loan B 3.813% (1 Month LIBOR + 2.75%), due 11/6/23	1,144,195	978,287
ECI Macola Max Holdings LLC 1st Lien Term Loan 5.70% (3 Month LIBOR + 4.25%), due 9/27/24	2,203,006	1,931,303
EIG Investors Corp. 2018 1st Lien Term Loan 5.388% (3 Month LIBOR + 3.75%), due 2/9/23	3,773,836	3,037,938
Epicor Software Corp. 1st Lien Term Loan 4.25% (1 Month LIBOR + 3.25%), due 6/1/22	3,110,365	2,830,432
Flexential Intermediate Corp. 2017 1st Lien Term Loan 4.95% (3 Month LIBOR + 3.50%), due 8/1/24	1,170,000	836,550
Flexera Software LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 2/26/25	1,425,874	1,279,722
Go Daddy Operating Co. LLC 2017 Repriced Term Loan 2.739% (1 Month LIBOR + 1.75%), due 2/15/24	2,223,760	2,103,677
Hyland Software, Inc.
2018 1st Lien Term Loan 4.239% (1 Month LIBOR + 3.25%), due 7/1/24	3,618,843	3,329,335
2017 2nd Lien Term Loan 7.989% (1 Month LIBOR + 7.00%), due 7/7/25	608,333	559,667
Infor (U.S.), Inc. Term Loan B6 3.75% (1 Month LIBOR + 2.75%), due 2/1/22	1,671,136	1,601,784
Informatica LLC 2020 USD Term Loan B 4.243% (1 Month LIBOR + 3.25%), due 2/25/27	2,000,000	1,740,000
Kronos, Inc. 2017 Term Loan B 4.763% (3 Month LIBOR + 3.00%), due 11/1/23	1,533,084	1,401,814
MA FinanceCo. LLC Term Loan B3 3.489% (1 Month LIBOR + 2.50%), due 6/21/24	352,345	314,761
McAfee LLC
2018 Term Loan B 4.691% (1 Month LIBOR + 3.75%), due 9/30/24	4,598,285	4,238,087
2017 2nd Lien Term Loan 9.50% (1 Month LIBOR + 8.50%), due 9/29/25	312,500	292,188
MH Sub I LLC 2017 1st Lien Term Loan 4.822% (6 Month LIBOR + 3.75%), due 9/13/24	4,063,722	3,454,164
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B 5.38% (6 Month LIBOR + 3.50%), due 4/26/24	1,446,282	1,301,654
2019 Incremental Term Loan B 6.13% (6 Month LIBOR + 4.25%), due 4/26/24	595,500	532,973
Project Leopard Holdings, Inc.
2019 Term Loan 5.70% (3 Month LIBOR + 4.25%), due 7/7/23 (e)	991,231	872,283
2018 Term Loan 5.95% (1 Month LIBOR + 4.50%), due 7/7/23	1,097,369	965,685
Refinitiv US Holdings, Inc. 2018 Term Loan 4.239% (1 Month LIBOR + 3.25%), due 10/1/25	2,451,275	2,345,054
Rocket Software, Inc. 2018 Term Loan 5.239% (1 Month LIBOR + 4.25%), due 11/28/25	891,000	721,710
RP Crown Parent LLC 2016 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 10/12/23	2,322,000	2,205,900
Seattle Spinco, Inc. Term Loan B3 3.489% (1 Month LIBOR + 2.50%), due 6/21/24	2,379,469	2,125,658
Solera LLC Term Loan B 4.363% (3 Month LIBOR + 2.75%), due 3/3/23	1,916,783	1,775,420
SS&C Technologies, Inc.
2018 Term Loan B3 2.739% (1 Month LIBOR + 1.75%), due 4/16/25	2,498,108	2,348,221
2018 Term Loan B5 2.739% (1 Month LIBOR + 1.75%), due 4/16/25	1,969,687	1,845,597
STG-Fairway Holdings LLC Term Loan B 4.572% (3 Month LIBOR + 3.50%), due 1/31/27 (e)(f)	500,000	450,000
Surf Holdings LLC USD Term Loan 4.814% (3 Month LIBOR + 3.50%), due 3/5/27	1,750,000	1,548,750
Tempo Acquisition LLC Term Loan 3.739% (1 Month LIBOR + 2.75%), due 5/1/24	4,393,572	3,888,311
Tibco Software, Inc.
2020 2nd Lien Term Loan TBD, due 3/3/28	400,000	372,000
2020 Term Loan B 4.74% (1 Month LIBOR + 3.75%), due 6/30/26	1,000,000	940,000
Ultimate Software Group, Inc. Term Loan B 4.739% (1 Month LIBOR + 3.75%), due 5/4/26	1,741,250	1,623,716
Veritas Bermuda, Ltd. Repriced Term Loan B 5.95% (3 Month LIBOR + 4.50%), due 1/27/23	2,201,526	1,846,530
Vertafore, Inc. 2018 1st Lien Term Loan 4.239% (1 Month LIBOR + 3.25%), due 7/2/25	395,000	349,081
Vertiv Group Corp. Term Loan B 4.581% (1 Month LIBOR + 3.00%), due 3/2/27	2,000,000	1,790,000
VS Buyer LLC Term Loan B 4.863% (3 Month LIBOR + 3.25%), due 2/28/27	1,000,000	955,000
Web.com Group, Inc.
2018 Term Loan B 4.945% (3 Month LIBOR + 3.75%), due 10/10/25	1,453,881	1,190,365
2018 2nd Lien Term Loan 8.945% (3 Month LIBOR + 7.75%), due 10/9/26	969,724	732,142
Western Digital Corp. 2018 Term Loan B4 3.353% (3 Month LIBOR + 1.75%), due 4/29/23	1,241,810	1,185,929
Xerox Business Services LLC Term Loan B 3.489% (1 Month LIBOR + 2.50%), due 12/7/23	1,453,607	1,104,741
		88,315,711
Finance 1.5%
Amentum Government Services Holdings LLC Term Loan B 4.989% (1 Month LIBOR + 4.00%), due 2/1/27	625,000	581,250
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 6.085% (3 Month LIBOR + 4.25%), due 6/21/24	2,680,059	2,144,047
Deerfield Dakota Holding, LLC 2018 Term Loan B 4.25% (1 Month LIBOR + 3.25%), due 2/13/25	3,879,167	3,336,083
iStar, Inc.
2016 Term Loan B 3.52% (1 Month LIBOR + 2.75%), due 6/28/23	224,351	199,672
2016 Term Loan B 3.68% (1 Month LIBOR + 2.75%), due 6/28/23	406,235	361,549
ON Semiconductor Corp. 2019 Term Loan B 2.989% (1 Month LIBOR + 2.00%), due 9/19/26	492,513	459,268
Transplace Holdings, Inc. 1st Lien Term Loan 4.822% (6 Month LIBOR + 3.75%), due 10/7/24 (e)(f)	1,173,060	1,055,754
USS Ultimate Holdings, Inc. 1st Lien Term Loan 5.671% (6 Month LIBOR + 3.75%), due 8/25/24	2,056,183	1,716,913
		9,854,536
Healthcare, Education & Childcare 6.7%
Acadia Healthcare Co., Inc 2018 Term Loan B4 3.50% (1 Month LIBOR + 2.50%), due 2/16/23	723,448	643,869
Agiliti Health, Inc. Term Loan 4.625% (1 Month LIBOR + 3.00%), due 1/4/26	891,000	850,905
AHP Health Partners, Inc. 2018 Term Loan 5.50% (1 Month LIBOR + 4.50%), due 6/30/25	1,288,746	1,130,875
Akorn, Inc. Term Loan B 15.375% (PIK + 0.75%), due 4/16/21 (g)	174,491	132,613
Alliance Healthcare Services, Inc. 2017 Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (e)(f)	843,750	641,250
Alvogen Pharma U.S., Inc. 2020 Extended Term Loan 6.32% (6 Month LIBOR + 5.25%), due 12/31/23	1,283,715	1,065,483
Amneal Pharmaceuticals LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 5/4/25	2,210,105	1,895,165
Athenahealth, Inc. 2019 Term Loan B 5.284% (3 Month LIBOR + 4.50%), due 2/11/26	741,880	689,948
Avantor Funding, Inc. Term Loan B3 3.25% (1 Month LIBOR + 2.25%), due 11/21/24	743,622	699,005
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.322% (1 Month LIBOR + 3.25%), due 9/1/24	975,000	780,000
Carestream Health, Inc. (e)
1st Lien Term Loan 7.322% (3 Month LIBOR + 6.25%), due 2/28/21	1,974,246	1,789,983
2nd Lien Term Loan 11.572% (PIK + 1.00%), due 6/7/21 (f)(g)	1,350,970	1,143,258
Compassus Intermediate, Inc. Term Loan B 6.072% (6 Month LIBOR + 5.00%), due 12/31/26 (e)(f)	1,558,594	1,449,492
Da Vinci Purchaser Corp. 2019 Term Loan 5.872% (3 Month LIBOR + 4.00%), due 1/8/27	1,916,667	1,763,333
DaVita, Inc. 2020 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 8/12/26	2,736,267	2,581,211
Emerald TopCo, Inc. Term Loan 4.489% (1 Month LIBOR + 3.50%), due 7/24/26	2,487,500	2,226,313
Envision Healthcare Corp. 2018 1st Lien Term Loan 4.739% (1 Month LIBOR + 3.75%), due 10/10/25	1,851,563	935,039
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.95% (3 Month LIBOR + 4.50%), due 2/4/27	1,200,000	1,052,000
ExamWorks Group, Inc.
2017 Term Loan 4.25% (6 Month LIBOR + 3.25%), due 7/27/23	2,906,734	2,601,527
2017 Term Loan 4.25% (3 Month LIBOR + 3.25%), due 7/27/23	7,530	6,740
Gentiva Health Services, Inc. 2020 Term Loan 4.25% (1 Month LIBOR + 3.25%), due 7/2/25	1,286,878	1,203,231
Grifols Worldwide Operations U.S.A., Inc. USD 2019 Term Loan B 2.684% (1 Week LIBOR + 2.00%), due 11/15/27	997,500	945,962
HCA, Inc. Term Loan B12 2.739% (1 Month LIBOR + 1.75%), due 3/13/25	2,474,937	2,345,003
Jaguar Holding Co. II 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 8/18/22	2,644,922	2,520,391
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 4.765% (1 Month LIBOR + 3.25%), due 6/30/25	1,915,060	1,610,565
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 4.739% (1 Month LIBOR + 3.75%), due 11/17/25	1,594,745	1,479,126
RPI 2019 Intermediate Finance Trust 2020 Term Loan B1 2.739% (1 Month LIBOR + 1.75%), due 2/11/27	3,192,000	2,926,001
Select Medical Corp. 2017 Term Loan B 3.43% (1 Month LIBOR + 2.50%), due 3/6/25	3,048,392	2,880,730
Sound Inpatient Physicians 2018 1st Lien Term Loan 3.739% (1 Month LIBOR + 2.75%), due 6/27/25 (e)	491,250	431,072
Team Health Holdings, Inc. 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 2/6/24	2,880,343	1,785,812
U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.00% (1 Month LIBOR + 3.00%), due 6/23/24	2,824,618	2,104,340
		44,310,242
Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
Serta Simmons Bedding LLC
1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 11/8/23	2,669,599	1,036,693
1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 11/8/23	762,257	296,010
		1,332,703
Hotels, Motels, Inns & Gaming 4.6%
Affinity Gaming LLC Initial Term Loan 4.25% (1 Month LIBOR + 3.25%), due 7/1/23	2,469,718	1,852,288
Aimbridge Acquisition Co., Inc. 2019 Term Loan B 5.017% (3 Month LIBOR + 3.75%), due 2/2/26	2,238,750	1,567,125
AP Gaming I LLC 2018 Incremental Term Loan 4.95% (3 Month LIBOR + 3.50%), due 2/15/24	1,848,836	1,423,604
Caesars Entertainment Operating Co. Exit Term Loan 2.989% (1 Month LIBOR + 2.00%), due 10/7/24	1,351,389	1,094,625
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 3.739% (1 Month LIBOR + 2.75%), due 12/23/24	1,915,102	1,538,920
Churchill Downs, Inc. 2017 Term Loan B 2.99% (1 Month LIBOR + 2.00%), due 12/27/24	1,962,387	1,736,712
CityCenter Holdings LLC 2017 Term Loan B 3.239% (1 Month LIBOR + 2.25%), due 4/18/24	2,820,250	2,453,618
Everi Payments, Inc. Term Loan B 3.822% (3 Month LIBOR + 2.75%), due 5/9/24	2,955,113	2,334,539
Golden Entertainment, Inc. 2017 1st Lien Term Loan 3.96% (1 Month LIBOR + 3.00%), due 10/21/24	1,600,000	1,200,000
Hilton Worldwide Finance LLC 2019 Term Loan B2 2.697% (1 Month LIBOR + 1.75%), due 6/22/26	235,804	218,512
PCI Gaming Authority Term Loan 3.489% (1 Month LIBOR + 2.50%), due 5/29/26	658,702	517,081
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 3.239% (1 Month LIBOR + 2.25%), due 10/15/25	329,167	246,692
Scientific Games International, Inc.
2018 Term Loan B5 3.74% (1 Month LIBOR + 2.75%), due 8/14/24	1,042,732	836,793
2018 Term Loan B5 4.246% (2 Month LIBOR + 2.75%), due 8/14/24	4,289,636	3,442,433
Station Casinos LLC 2020 Term Loan B 3.24% (1 Month LIBOR + 2.25%), due 2/8/27	2,649,901	2,188,818
UFC Holdings, LLC 2019 Term Loan 4.25% (1 Month LIBOR + 3.25%), due 4/29/26	4,542,264	3,951,769
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 3.239% (1 Month LIBOR + 2.25%), due 5/30/25	1,977,443	1,562,180
Wyndham Hotels & Resorts, Inc. Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 5/30/25	2,469,943	2,126,209
		30,291,918
Insurance 2.9%
Acrisure LLC 2020 Term Loan B 5.207% (3 Month LIBOR + 3.50%), due 2/15/27	992,386	823,680
AmWINS Group, Inc.
2017 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 1/25/24	1,597,426	1,466,637
2017 Term Loan B 3.77% (1 Month LIBOR + 2.75%), due 1/25/24	320,020	293,819
AssuredPartners, Inc. 2020 Term Loan B 4.489% (1 Month LIBOR + 3.50%), due 2/12/27	3,213,461	2,827,845
Asurion LLC
2017 Term Loan B4 3.989% (1 Month LIBOR + 3.00%), due 8/4/22	2,832,337	2,591,588
2018 Term Loan B6 3.989% (1 Month LIBOR + 3.00%), due 11/3/23	1,636,216	1,554,405
2018 Term Loan B7 3.989% (1 Month LIBOR + 3.00%), due 11/3/24	460,547	426,774
2017 2nd Lien Term Loan 7.489% (1 Month LIBOR + 6.50%), due 8/4/25	966,667	889,333
Hub International, Ltd. 2018 Term Loan B 4.544% (3 Month LIBOR + 2.75%), due 4/25/25	1,430,171	1,331,847
NFP Corp. 2020 Term Loan 4.239% (1 Month LIBOR + 3.25%), due 2/15/27	1,459,874	1,255,492
Sedgwick Claims Management Services, Inc.
2018 Term Loan B 4.239% (1 Month LIBOR + 3.25%), due 12/31/25	1,967,538	1,715,038
2019 Term Loan B 4.989% (1 Month LIBOR + 4.00%), due 9/3/26	992,500	891,595
USI, Inc. 2017 Repriced Term Loan 3.989% (3 Month LIBOR + 3.00%), due 5/16/24	2,925,000	2,628,844
		18,696,897
Leisure, Amusement, Motion Pictures & Entertainment 2.7%
Alterra Mountain Co. Term Loan B1 3.739% (1 Month LIBOR + 2.75%), due 7/31/24	3,450,834	3,036,734
Boyd Gaming Corp. Term Loan B3 2.934% (1 Week LIBOR + 2.25%), due 9/15/23	1,419,399	1,230,146
Cineworld, Ltd. Incremental Term Loan TBD, due 2/5/27	3,000,000	1,822,500
Creative Artists Agency LLC 2019 Term Loan B 4.739% (1 Month LIBOR + 3.75%), due 11/27/26	1,496,250	1,309,219
DHX Media, Ltd. Term Loan B 5.25% (1 Month LIBOR + 4.25%), due 12/29/23	698,207	607,440
Fitness International LLC
2018 Term Loan A 3.32% (6 Month LIBOR + 2.25%), due 1/8/25	1,243,125	947,883
2018 Term Loan A 3.327% (3 Month LIBOR + 2.25%), due 1/8/25	15,938	12,152
2018 Term Loan B 4.322% (6 Month LIBOR + 3.25%), due 4/18/25	270,764	201,719
Life Time Fitness, Inc. 2017 Term Loan B 4.363% (3 Month LIBOR + 2.75%), due 6/10/22	1,780,150	1,312,225
Lions Gate Capital Holdings LLC 2018 Term Loan B 3.239% (1 Month LIBOR + 2.25%), due 3/24/25	1,042,860	933,360
Marriott Ownership Resorts, Inc. 2019 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 8/29/25	1,492,491	1,291,004
TKC Holdings, Inc. 2017 1st Lien Term Loan 4.75% (1 Month LIBOR + 3.75%), due 2/1/23	2,021,774	1,597,201
Travel Leaders Group LLC 2018 Term Loan B 4.959% (1 Month LIBOR + 4.00%), due 1/25/24	1,670,250	1,252,687
William Morris Endeavor Entertainment LLC
2018 1st Lien Term Loan 3.74% (1 Month LIBOR + 2.75%), due 5/18/25	1,409,494	1,108,803
2018 1st Lien Term Loan 4.031% (3 Month LIBOR + 2.75%), due 5/18/25	1,258,001	989,628
		17,652,701
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.2%
Advanced Drainage Systems, Inc. Term Loan B 3.813% (1 Month LIBOR + 2.25%), due 7/31/26	694,554	638,989
Altra Industrial Motion Corp. 2018 Term Loan B 2.989% (1 Month LIBOR + 2.00%), due 10/1/25	2,173,402	1,956,062
Blount International, Inc. 2018 Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 4/12/23	3,339	3,173
Columbus McKinnon Corp. 2018 Term Loan B 3.95% (3 Month LIBOR + 2.50%), due 1/31/24	891,058	801,952
CPM Holdings, Inc.
2018 1st Lien Term Loan 5.353% (1 Month LIBOR + 3.75%), due 11/17/25	1,481,250	1,192,406
2018 2nd Lien Term Loan 9.853% (1 Month LIBOR + 8.25%), due 11/15/26 (e)	1,000,000	820,000
Ingersoll-Rand Services Co. 2020 USD Spinco Term Loan TBD, due 3/1/27	873,070	811,955
Rexnord LLC 2019 Term Loan B 2.679% (1 Month LIBOR + 1.75%), due 8/21/24	1,027,720	939,079
Welbilt, Inc. 2018 Term Loan B 3.489% (1 Month LIBOR + 2.50%), due 10/23/25	1,284,178	1,001,659
		8,165,275
Mining, Steel, Iron & Non-Precious Metals 1.2%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 3/21/25	1,620,016	1,377,014
Covia Holdings Corp. Term Loan 5.874% (3 Month LIBOR + 4.00%), due 6/1/25	1,403,571	617,571
Gates Global LLC 2017 Repriced Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 4/1/24	2,400,513	2,124,454
GrafTech Finance, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 2/12/25	2,458,333	2,114,167
MRC Global (US) Inc. 2018 1st Lien Term Loan B 3.989% (1 Month LIBOR + 3.00%), due 9/20/24	1,466,221	1,172,977
U.S. Silica Co. 2018 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 5/1/25	1,469,910	687,183
		8,093,366
Oil & Gas 1.1%
Apergy Corp. (f)
2018 1st Lien Term Loan 3.64% (1 Month LIBOR + 2.50%), due 5/9/25 (e)	339,759	288,795
2018 1st Lien Term Loan 4.75% (PRIME + 1.50%), due 5/9/25	43,373	36,867
Buckeye Partners, L.P. 2019 Term Loan B 4.265% (1 Month LIBOR + 2.75%), due 11/1/26	1,375,000	1,261,563
Fleet U.S. Bidco, Inc. Term Loan B 4.322% (6 Month LIBOR + 3.25%), due 10/7/26	1,243,750	1,119,375
GIP III Stetson I, L.P. 2018 Term Loan B 5.174% (1 Month LIBOR + 4.25%), due 7/18/25 (e)	1,578,015	710,107
Keane Group Holdings LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 5/25/25	982,500	638,625
Lucid Energy Group II LLC 2018 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 2/17/25	1,372,000	745,453
Medallion Midland Acquisition LLC 1st Lien Term Loan 4.25% (1 Month LIBOR + 3.25%), due 10/30/24	586,500	322,575
PES Holdings LLC 2018 Term Loan C TBD (PIK + 6.99%), due 12/31/22 (e)(f)(g)	1,103,756	331,127
Prairie ECI Acquiror L.P. Term Loan B 6.20% (3 Month LIBOR + 4.75%), due 3/11/26	1,185,525	604,618
Seadrill Partners Finco LLC Term Loan B 7.45% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	872,935	139,670
Summit Midstream Partners Holdings LLC Term Loan B 7.00% (1 Month LIBOR + 6.00%), due 5/13/22 (e)(f)	587,985	252,833
Traverse Midstream Partners LLC 2017 Term Loan 5.00% (1 Month LIBOR + 4.00%), due 9/27/24	1,313,333	731,089
		7,182,697
Personal & Nondurable Consumer Products (Manufacturing Only) 0.9%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan 2.989% (1 Month LIBOR + 2.00%), due 1/15/27	2,736,250	2,448,944
Prestige Brands, Inc. Term Loan B4 2.989% (1 Month LIBOR + 2.00%), due 1/26/24	507,570	470,349
Revlon Consumer Products Corp.
2016 Term Loan B 4.95% (3 Month LIBOR + 3.50%), due 9/7/23	6,458	2,454
2016 Term Loan B 5.11% (3 Month LIBOR + 3.50%), due 9/7/23	2,486,458	944,854
SRAM LLC 2018 Term Loan B 3.787% (1 Month LIBOR + 2.75%), due 3/15/24	808,287	759,789
Varsity Brands, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/15/24	1,955,035	1,515,152
		6,141,542
Personal Transportation 0.1%
Uber Technologies, Inc. 2018 Incremental Term Loan 4.489% (1 Month LIBOR + 3.50%), due 7/13/23	582,875	539,160

Personal, Food & Miscellaneous Services 1.6%
Aramark Services, Inc. 2018 Term Loan B3 2.739% (1 Month LIBOR + 1.75%), due 3/11/25	3,182,663	2,943,963
Golden Nugget, Inc. 2017 Incremental Term Loan B 3.584% (3 Month LIBOR + 2.50%), due 10/4/23	2,384,613	1,836,152
IRB Holding Corp.
2020 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 2/5/25	3,446,009	2,653,427
2020 Term Loan B 3.95% (3 Month LIBOR + 2.75%), due 2/5/25	8,813	6,786
KFC Holding Co. 2018 Term Loan B 2.362% (1 Month LIBOR + 1.75%), due 4/3/25	1,896,047	1,772,804
Weight Watchers International, Inc. 2017 Term Loan B 6.72% (3 Month LIBOR + 4.75%), due 11/29/24	1,457,354	1,384,487
		10,597,619
Printing & Publishing 0.8%
Getty Images, Inc. 2019 Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 2/19/26	1,985,929	1,573,849
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.45% (3 Month LIBOR + 4.00%), due 5/4/22	1,123,873	911,742
Prometric Holdings, Inc. 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 1/29/25	1,497,109	1,122,831
Severin Acquisition, LLC 2018 Term Loan B 4.742% (3 Month LIBOR + 3.00%), due 8/1/25	1,975,000	1,700,969
		5,309,391
Radio and TV Broadcasting 0.5%
Nexstar Broadcasting, Inc. 2019 Term Loan B4 4.331% (1 Month LIBOR + 2.75%), due 9/18/26	3,242,110	3,011,109

Retail Store 2.7%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 4.489% (1 Month LIBOR + 3.50%), due 9/26/24	2,047,500	1,627,763
Bass Pro Group LLC Term Loan B 6.072% (1 Month LIBOR + 5.00%), due 9/25/24	2,925,000	2,457,000
Belk, Inc. 2019 Term Loan B 7.75% (6 Month LIBOR + 6.75%), due 7/31/25	1,363,540	681,770
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan 3.047% (1 Month LIBOR + 2.25%), due 2/3/24	2,904,291	2,732,107
CNT Holdings III Corp. 2017 Term Loan 4.08% (6 Month LIBOR + 3.00%), due 1/22/23	1,238,130	1,108,127
EG America LLC 2018 Term Loan 5.072% (6 Month LIBOR + 4.00%), due 2/7/25	1,470,013	1,051,060
Harbor Freight Tools USA, Inc. 2018 Term Loan B 3.489% (1 Month LIBOR + 2.50%), due 8/18/23	943,959	854,283
HD Supply, Inc. Term Loan B5 2.739% (1 Month LIBOR + 1.75%), due 10/17/23	1,984,887	1,843,960
Leslie’s Poolmart, Inc. 2016 Term Loan 4.489% (1 Month LIBOR + 3.50%), due 8/16/23 (e)	536,600	441,353
Michaels Stores, Inc.
2018 Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 1/30/23	1,363,106	1,131,378
2018 Term Loan B 3.56% (1 Month LIBOR + 2.50%), due 1/30/23	821,340	681,712
2018 Term Loan B 3.57% (3 Month LIBOR + 2.50%), due 1/30/23	790,602	656,199
Party City Holdings, Inc.
2018 Term Loan B 3.49% (1 Month LIBOR + 2.50%), due 8/19/22	30,701	15,074
2018 Term Loan B 4.10% (1 Month LIBOR + 2.50%), due 8/19/22	789,277	387,535
Petco Animal Supplies, Inc. 2017 Term Loan B 5.027% (3 Month LIBOR + 3.25%), due 1/26/23	1,454,941	1,006,819
Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	1,166,667	997,500
		17,673,640
Telecommunications 3.9%
Avaya, Inc. 2018 Term Loan B 4.955% (1 Month LIBOR + 4.25%), due 12/15/24	1,345,545	1,130,258
CenturyLink, Inc. 2020 Term Loan B 3.239% (1 Month LIBOR + 2.25%), due 3/15/27	3,740,625	3,406,307
CSC Holdings, LLC 2019 Term Loan B5 3.112% (1 Month LIBOR + 2.50%), due 4/15/27	3,700,625	3,527,928
Frontier Communications Corp.
2017 Term Loan B1 5.21% (3 Month LIBOR + 3.75%), due 6/15/24	4,859	4,569
2017 Term Loan B1 5.35% (3 Month LIBOR + 3.75%), due 6/15/24	1,453,891	1,367,264
Level 3 Financing, Inc. 2019 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 3/1/27	1,500,000	1,395,000
Microchip Technology, Inc. 2018 Term Loan B 2.99% (1 Month LIBOR + 2.00%), due 5/29/25	1,149,783	1,075,047
Radiate Holdco LLC 1st Lien Term Loan 3.989% (1 Month LIBOR + 3.00%), due 2/1/24	3,585,061	3,262,406
SBA Senior Finance II LLC 2018 Term Loan B 2.74% (1 Month LIBOR + 1.75%), due 4/11/25	1,803,532	1,698,327
Sprint Communications, Inc.
1st Lien Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 2/2/24	1,940,000	1,925,450
2018 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 2/2/24	2,952,525	2,905,778
West Corp. 2017 Term Loan 5.45% (3 Month LIBOR + 4.00%), due 10/10/24	1,724,082	1,310,302
Zayo Group Holdings, Inc. USD Term Loan TBD, due 2/19/27	2,916,667	2,697,917
		25,706,553
Utilities 4.4%
Astoria Energy LLC Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 12/24/21	2,274,929	2,081,560
Brookfield WEC Holdings, Inc. 2020 Term Loan 3.989% (1 Month LIBOR + 3.00%), due 8/1/25	2,964,981	2,787,082
Calpine Corp.
Term Loan B5 3.24% (1 Month LIBOR + 2.25%), due 1/15/24	1,680,476	1,607,656
Term Loan B9 3.24% (1 Month LIBOR + 2.25%), due 4/5/26	3,126,375	2,985,688
Compass Power Generation LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/20/24	653,374	574,970
Edgewater Generation LLC Term Loan 4.739% (1 Month LIBOR + 3.75%), due 12/13/25	3,957,437	3,165,950
ExGen Renewables IV LLC Term Loan B 4.62% (3 Month LIBOR + 3.00%), due 11/28/24	938,999	845,099
Granite Acquisition, Inc.
Term Loan B 4.95% (3 Month LIBOR + 3.50%), due 12/19/21	3,091,902	2,968,226
2nd Lien Term Loan B 8.70% (3 Month LIBOR + 7.25%), due 12/19/22	696,328	654,548
Granite Generation LLC
Term Loan B 4.818% (1 Month LIBOR + 3.75%), due 11/9/26	2,966,250	2,536,144
Term Loan B 5.20% (3 Month LIBOR + 3.75%), due 11/9/26	525,000	448,875
Helix Gen Funding LLC Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 6/3/24	2,853,252	2,463,307
PG&E Corp. DIP Term Loan 3.12% (1 Month LIBOR + 2.25%), due 12/31/20	2,750,000	2,708,750
Southeast PowerGen LLC Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/2/21	433,088	346,470
Vistra Operations Co. LLC
1st Lien Term Loan B3 2.703% (1 Month LIBOR + 1.75%), due 12/31/25	613,771	583,082
1st Lien Term Loan B3 2.74% (1 Month LIBOR + 1.75%), due 12/31/25	2,564,386	2,436,167
		29,193,574
Total Floating Rate Loans (Cost $592,798,080)		504,892,787

Foreign Floating Rate Loans 10.1% (d)
Aerospace & Defense 0.3%
AI Convoy (Luxembourg) S.A.R.L USD Term Loan B 5.34% (3 Month LIBOR + 3.50%), due 1/17/27	875,000	809,375
Kestrel Bidco, Inc. Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 12/11/26	1,246,875	926,843
		1,736,218
Automobile 0.1%
Panther BF Aggregator 2 L.P. Term Loan B 4.441% (1 Month LIBOR + 3.50%), due 4/30/26	988,142	899,209

Beverage, Food & Tobacco 1.0%
Froneri International Ltd. 2020 USD Term Loan 3.239% (1 Month LIBOR + 2.25%), due 1/29/27	1,485,000	1,407,038
JBS USA Lux S.A. 2019 Term Loan B 3.072% (6 Month LIBOR + 2.00%), due 5/1/26	3,626,370	3,375,113
Sunshine Investments B.V. USD Term Loan B3 4.954% (2 Month LIBOR + 3.25%), due 3/28/25	2,000,000	1,840,000
		6,622,151
Broadcasting & Entertainment 0.4%
Altice France S.A. Term Loan B12 4.392% (1 Month LIBOR + 3.687%), due 1/31/26	977,476	909,052
Numericable Group S.A. Term Loan B11 3.739% (1 Month LIBOR + 2.75%), due 7/31/25	1,915,189	1,733,247
		2,642,299
Chemicals, Plastics & Rubber 1.2%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 4.863% (3 Month LIBOR + 3.25%), due 9/13/23 (e)	1,254,797	853,262
Alpha 3 B.V. 2017 Term Loan B1 4.45% (3 Month LIBOR + 3.00%), due 1/31/24	1,739,827	1,583,243
Diamond (BC) B.V. Term Loan 4.777% (3 Month LIBOR + 3.00%), due 9/6/24	1,629,167	1,221,875
Flint Group GmbH Term Loan C 4.801% (3 Month LIBOR + 3.00%), due 9/7/21 (e)	290,463	201,872
Oxea Holding Drei GmbH 2017 Term Loan B2 4.938% (1 Month LIBOR + 3.50%), due 10/14/24	2,268,750	1,843,359
Starfruit Finco B.V. 2018 Term Loan B 3.863% (1 Month LIBOR + 3.00%), due 10/1/25	2,170,472	1,953,425
		7,657,036
Diversified/Conglomerate Manufacturing 0.2%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 5.489% (3 Month LIBOR + 4.50%), due 7/9/25 (e)	803,991	659,273
Bright Bidco B.V.
2018 Term Loan B 4.57% (6 Month LIBOR + 3.50%), due 6/30/24	1,940,060	647,980
2018 Term Loan B 4.95% (3 Month LIBOR + 3.50%), due 6/30/24	4,993	1,668
		1,308,921
Ecological 0.2%
GFL Environmental, Inc.
2018 Term Loan B 3.99% (1 Month LIBOR + 3.00%), due 5/30/25	1,066,133	1,030,151
2018 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 5/30/25	190,769	184,331
		1,214,482
Electronics 0.8%
ION Trading Technologies S.A R.L. Incremental Term Loan B 5.072% (3 Month LIBOR + 4.00%), due 11/21/24	1,466,038	1,099,528
Oberthur Technologies S.A. 2016 Term Loan B1 5.20% (3 Month LIBOR + 3.75%), due 1/10/24	1,092,422	878,308
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 2.739% (1 Month LIBOR + 1.75%), due 4/16/25	1,782,572	1,675,618
Trader Corp. 2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 9/28/23	2,283,127	1,917,826
		5,571,280
Healthcare, Education & Childcare 1.6%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 4.739% (1 Month LIBOR + 3.75%), due 2/27/26	1,670,627	1,252,970
Bausch Health Companies, Inc. 2018 Term Loan B 3.612% (1 Month LIBOR + 3.00%), due 6/2/25	5,325,533	5,059,256
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 5.25% (1 Month LIBOR + 4.25%), due 4/29/24	2,276,063	2,010,521
Mallinckrodt International Finance S.A. Term Loan B 4.20% (3 Month LIBOR + 2.75%), due 9/24/24	1,045,086	702,821
Sunshine Luxembourg VII S.A R.L. USD Term Loan B1 5.322% (6 Month LIBOR + 4.25%), due 10/1/26	1,596,000	1,444,380
		10,469,948
Hotels, Motels, Inns & Gaming 0.7%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 2.989% (1 Month LIBOR + 2.00%), due 11/30/23	1,458,357	1,318,772
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 4.45% (3 Month LIBOR + 3.00%), due 3/13/25	1,576,937	1,072,317
GVC Holdings PLC 2020 Term Loan B3 3.308% (6 Month LIBOR + 2.25%), due 3/29/24	1,474,925	1,194,689
Stars Group Holdings B.V. 2018 Incremental Term Loan 4.95% (3 Month LIBOR + 3.50%), due 7/10/25	779,399	737,181
		4,322,959
Leisure, Amusement, Motion Pictures & Entertainment 0.8%
Bombardier Recreational Products, Inc. 2020 Term Loan 2.989% (1 Month LIBOR + 2.00%), due 5/24/27	3,340,469	2,772,589
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 2/1/24	2,568,089	2,269,549
		5,042,138
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Titan Acquisition, Ltd. 2018 Term Loan B 4.45% (3 Month LIBOR + 3.00%), due 3/28/25	1,837,500	1,534,312

Oil & Gas 0.1%
NorthRiver Midstream Finance L.P. 2018 Term Loan B 5.159% (3 Month LIBOR + 3.25%), due 10/1/25	1,182,000	898,320

Personal & Nondurable Consumer Products (Manufacturing Only) 0.1%
Kronos Acquisition Holdings, Inc. 2015 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 5/15/23	1,003,846	895,096

Personal, Food & Miscellaneous Services 0.7%
1011778 B.C. Unlimited Liability Co. Term Loan B4 2.739% (1 Month LIBOR + 1.75%), due 11/19/26	2,181,254	2,006,754
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 3.625% (1 Month LIBOR + 2.00%), due 11/1/25	2,629,751	2,454,433
		4,461,187
Printing & Publishing 0.4%
Springer Nature Deutschland GmbH USD Term Loan B16 4.50% (1 Month LIBOR + 3.50%), due 8/14/24	2,871,651	2,507,907

Retail Store 0.1%
EG Group, Ltd. 2018 Term Loan B 5.072% (6 Month LIBOR + 4.00%), due 2/7/25	677,272	484,250

Telecommunications 1.2%
Altice France S.A. 2018 Term Loan B13 4.705% (1 Month LIBOR + 4.00%), due 8/14/26	1,234,375	1,150,026
Connect Finco S.A.R.L. Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 12/11/26	4,000,000	3,180,000
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.682% (6 Month LIBOR + 3.75%), due 11/27/23	2,639,180	2,408,252
Telesat Canada Term Loan B5 3.74% (1 Month LIBOR + 2.75%), due 12/7/26	1,496,250	1,376,550
		8,114,828
Total Foreign Floating Rate Loans (Cost $77,700,509)		66,382,541
Total Long-Term Bonds (Cost $696,612,129)		596,048,663

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,571	2,134,831

Total Affiliated Investment Company (Cost $2,479,721)		2,134,831

Common Stocks 0.2%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(h)(i)	94,456	0
Millennium Corporate Trust (e)(f)(h)(i)	1,243	0
Millennium Lender Trust (e)(f)(h)(i)	1,324	0
		0
Metals & Mining 0.2%
AFGlobal Corp. (e)(f)(h)(i)	45,694	1,010,751

Oil & Gas 0.0% ‡
Templar Energy Corp., Class B (e)(f)(h)(i)	36,393	0
Templar Energy LLC, Class A (e)(f)(h)(i)	36,029	0
		0
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(h)(i)	122,031	140,336
Philadelphia Energy Solutions, Inc., Class A (e)(f)(h)(i)	52,608	0
		140,336
Total Common Stocks (Cost $2,768,988)		1,151,087

Preferred Stocks 0.0% ‡
Oil & Gas 0.0% ‡
Templar Energy Corp., (8.00% PIK) (e)(f)(g)(h)(i)	58,865	0

Total Preferred Stocks (Cost $227,580)		0

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. (e)(f)(h)(i)	57,684	61,145

Total Rights (Cost $47,301)		61,145

	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(h)(i)
1st Lien Warrants Expires 3/30/23	11,684	117
2nd Lien Tranche A Expires 3/30/23	15,022	150
2nd Lien Tranche B Expires 3/30/23	31,000	310
Total Warrants (Cost $6,398)		577

	Principal Amount
Short-Term Investments 7.2%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.00%, dated 3/31/20 due 4/1/20 Proceeds at Maturity $1,800,836 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 3/31/22, with a Principal Amount of $1,780,000 and a Market Value of $1,838,615)	$1,800,836	1,800,836

Total Repurchase Agreement (Cost $1,800,836)		1,800,836

U.S. Government & Federal Agencies 6.9% (j)
Federal Home Loan Banks 5.9% 0.03%, due 5/21/20	39,000,000	38,998,375

United States Treasury Bills 1.0%
0.272%, due 4/9/20	4,189,000	4,188,751
0.295%, due 4/14/20	2,066,000	2,065,783
		6,254,534
Total U.S. Government & Federal Agencies (Cost $45,252,910)		45,252,909
Total Short-Term Investments (Cost $47,053,746)		47,053,745
Total Investments (Cost $749,195,863)	98.3%	646,450,048
Other Assets, Less Liabilities	1.7	11,262,717
Net Assets	100.0%	$657,712,765

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(e)	Illiquid security - As of March 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $32,209,736, which represented 4.9% of the Portfolio’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	PIK (“Payment-in-Kind”) - issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2020, the total market value of fair valued securities was $1,212,809, which represented 0.2% of the Portfolio’s net assets.
(i)	Non-income producing security.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$24,773,335	$—	$24,773,335
Floating Rate Loans (b)	—	488,472,125	16,420,662	504,892,787
Foreign Floating Rate Loans	—	66,382,541	—	66,382,541
Total Long-Term Bonds	—	579,628,001	16,420,662	596,048,663
Affiliated Investment Company
Fixed Income Funds	2,134,831	—	—	2,134,831
Common Stocks (c)	—	—	1,151,087	1,151,087
Preferred Stocks (d)	—	—	0	0
Rights (e)	—	—	61,145	61,145
Warrants (f)	—	—	577	577
Short-Term Investments
Repurchase Agreements	—	1,800,836	—	1,800,836
U.S. Government & Federal Agencies	—	45,252,909	—	45,252,909
Total Short-Term Investments	—	47,053,745	—	47,053,745
Total Investments in Securities	$2,134,831	$626,681,746	$17,633,471	$646,450,048

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $16,420,662 are held within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $0, $1,010,751, $0 and $140,336 are held in Communications Equipment, Metals & Mining, Oil & Gas and Oil, Gas & Consumable fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $61,145 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $577 are held in Oil, Gas & Consumable Fuels, respectively within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities		Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2020
Long-Term Bonds
Floating Rate Loans		$12,006,938	$13,050	$321	$(3,337,482)	$2,367,336	$(98,065)	$11,563,246	$(6,094,682)	$16,420,662	$-
Foreign Floating Rate Loans		-	-	-	-	-	-	-	-	-	-
Common Stocks		2,853,761	-	-	(1,702,674)	-	-	-	-	1,151,087	(1,702,674)
Preferred Stocks		-	-	-	-	-	-	-	-	-	-
Rights		59,991	-	-	1,154	-	-	-	-	61,145	1,154
Warrants		3,684	-	-	(3,107)	-	-	-	-	577	(3,107)

	Total	$14,924,374	$13,050	$321	$(5,042,109)	$2,367,336	$(98,065)	$11,563,246	$(6,094,682)	$17,633,471	$(1,704,627)

(a)	Sales include principal reductions.

As of March 31, 2020, securities with a market value of $11,563,246 transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of December 31, 2019, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant other observable inputs.

As of March 31, 2020, securities with a market value of $6,094,682 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2019, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP MacKay Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 97.3% †
Asset-Backed Securities 4.5%
Auto Floor Plan Asset-Backed Securities 0.6%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$5,250,000	$4,979,143

Automobile Asset-Backed Securities 1.0%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		1,505,000	1,324,452
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		1,960,000	1,813,335
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		2,230,000	2,206,094
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		1,350,000	1,292,360
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		2,775,000	2,811,043
			9,447,284
Credit Cards 0.4%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		3,780,000	3,778,599

Home Equity 0.0% ‡
First NLC Trust Series 2007-1, Class A1 1.017% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		69,586	34,659
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.997% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		18,568	7,243
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 1.057% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		18,853	6,742
			48,644
Other Asset-Backed Securities 2.5%
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 1.137% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		4,400,000	3,809,714
CNH Equipment Trust Series 2019-B, Class A4 2.64%, due 5/15/26		4,405,000	4,428,670
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, due 11/20/47 (a)		1,564,000	1,504,662
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		2,380,000	2,317,697
Domino’s Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, due 10/25/45 (a)		1,983,075	1,924,594
Hilton Grand Vacations Trust Series 2019-AA, Class A 2.34%, due 7/25/33 (a)		2,991,271	2,535,283
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.047% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		24,269	14,512
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,588,483	2,376,372
Sierra Receivables Funding LLC Series 2019-3A, Class A 2.34%, due 8/20/36 (a)		1,475,613	1,350,733
Series 2019-1A, Class A 3.20%, due 1/20/36 (a)		856,400	849,789
Wendy’s Funding LLC Series 2019-1A, Class A2I 3.783%, due 6/15/49 (a)		2,019,438	1,921,354
			23,033,380
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 1.999% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		28,812	28,646

Total Asset-Backed Securities (Cost $43,499,928)			41,315,696

Convertible Bonds 0.5%
Machinery - Diversified 0.2%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		2,474,000	1,945,859

Semiconductors 0.3%
ON Semiconductor Corp. 1.625%, due 10/15/23		2,562,000	2,551,045

Total Convertible Bonds (Cost $4,543,706)			4,496,904

Corporate Bonds 59.5%
Advertising 0.1%
Lamar Media Corp. 5.00%, due 5/1/23		900,000	891,000

Aerospace & Defense 0.4%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		3,270,000	3,480,898

Agriculture 1.1%
Altria Group, Inc. 3.80%, due 2/14/24		3,400,000	3,446,195
Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,471,725
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,775,000	1,768,929
			9,686,849
Airlines 1.0%
American Airlines Pass-Through Trust Series 2015-2, Class A 4.00%, due 3/22/29		405,276	374,178
American Airlines, Inc. Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		810,547	762,210
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		540,420	554,082
Series 2005-ERJ1 9.798%, due 10/1/22		50,302	50,338
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		3,695,000	3,607,165
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,099,255	1,107,696
Series 2010-1, Class A 6.25%, due 10/22/24		744,558	766,199
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		1,016,534	951,080
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,555,845	1,423,878
			9,596,826
Auto Manufacturers 1.4%
Daimler Finance North America LLC 2.301% (3 Month LIBOR + 0.55%), due 5/4/21 (a)(b)		2,335,000	2,244,770
Ford Motor Credit Co. LLC
2.927% (3 Month LIBOR + 1.235%), due 2/15/23 (b)		1,230,000	921,985
4.063%, due 11/1/24		2,485,000	2,255,138
4.25%, due 9/20/22		900,000	837,000
General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	3,763,327
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (a)		3,100,000	3,090,035
			13,112,255
Auto Parts & Equipment 0.4%
LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	2,835,000	2,785,732
ZF North America Capital, Inc. 4.00%, due 4/29/20 (a)		$740,000	736,300
			3,522,032
Banks 11.8%
Bank of America Corp.
3.004%, due 12/20/23 (c)		6,566,000	6,698,608
3.705%, due 4/24/28 (c)		1,695,000	1,733,089
4.30%, due 1/28/25 (c)(d)		4,056,000	3,488,160
6.30%, due 3/10/26 (c)(d)		1,810,000	1,900,500
8.57%, due 11/15/24		455,000	563,688
Bank of New York Mellon Corp. 2.661%, due 5/16/23 (c)		3,715,000	3,729,748
Barclays Bank PLC
5.14%, due 10/14/20		4,249,000	4,199,294
Series Reg S 10.00%, due 5/21/21	GBP	401,000	527,748
Barclays PLC 5.20%, due 5/12/26		$1,725,000	1,772,265
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(c)		2,900,000	2,711,741
Citibank N.A. 3.165%, due 2/19/22 (c)		4,200,000	4,221,798
Citigroup, Inc.
5.50%, due 9/13/25		2,710,000	2,967,554
6.30%, due 5/15/24 (c)(d)		3,975,000	3,757,369
Citizens Financial Group, Inc.
4.15%, due 9/28/22 (a)		1,450,000	1,484,226
4.30%, due 12/3/25		2,550,000	2,668,835
Discover Bank 7.00%, due 4/15/20		1,005,000	1,005,834
Goldman Sachs Group, Inc.
2.60%, due 2/7/30		3,175,000	2,994,210
2.862% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,075,000	2,826,712
2.876%, due 10/31/22 (c)		2,300,000	2,310,623
3.625%, due 1/22/23		2,813,000	2,886,762
5.25%, due 7/27/21		1,900,000	1,960,942
6.75%, due 10/1/37		1,828,000	2,419,841
Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	3,920,105
Huntington National Bank 3.55%, due 10/6/23		1,445,000	1,497,812
JPMorgan Chase & Co.(c)
3.54%, due 5/1/28		6,265,000	6,447,044
4.60%, due 2/1/25 (d)		3,747,000	3,279,374
Lloyds Banking Group PLC
2.907%, due 11/7/23 (c)		1,160,000	1,151,560
4.582%, due 12/10/25		2,500,000	2,528,655
Morgan Stanley
3.875%, due 4/29/24		6,015,000	6,319,245
3.875%, due 1/27/26		400,000	427,247
4.875%, due 11/1/22		1,931,000	2,026,364
5.00%, due 11/24/25		3,840,000	4,203,783
5.441% (3 Month LIBOR + 3.61%), due 7/15/20 (b)(d)		2,125,000	1,790,313
Popular, Inc. 6.125%, due 9/14/23		1,953,000	1,806,525
Royal Bank of Scotland Group PLC
6.00%, due 12/19/23		205,000	214,895
6.125%, due 12/15/22		970,000	1,001,959
Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	4,993,960
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		2,700,000	2,580,077
Wells Fargo & Co.
3.00%, due 10/23/26		1,640,000	1,676,313
5.875%, due 6/15/25 (c)(d)		595,000	603,925
5.90%, due 6/15/24 (c)(d)		3,270,000	3,204,600
			108,503,303
Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25		915,000	982,261
4.75%, due 1/23/29		1,833,000	2,023,357
Constellation Brands, Inc. 4.25%, due 5/1/23		2,985,000	3,012,860
Molson Coors Beverage Co. 2.10%, due 7/15/21		3,129,000	3,064,880
			9,083,358
Biotechnology 0.4%
Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,656,400

Building Materials 0.7%
Builders FirstSource, Inc. 5.00%, due 3/1/30 (a)		1,925,000	1,732,500
Standard Industries, Inc.(a)
4.75%, due 1/15/28		970,000	893,321
5.375%, due 11/15/24		3,680,000	3,551,200
			6,177,021
Chemicals 0.6%
Ashland LLC 4.75%, due 8/15/22		283,000	278,755
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		1,015,000	811,249
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	1,914,000
W.R. Grace & Co. 5.125%, due 10/1/21 (a)		2,915,000	2,944,150
			5,948,154
Commercial Services 2.0%
Ashtead Capital, Inc. 4.25%, due 11/1/29 (a)		2,250,000	1,905,874
California Institute of Technology 3.65%, due 9/1/2119		2,434,000	2,518,354
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,435,000	2,264,550
IHS Markit, Ltd.
4.125%, due 8/1/23		2,175,000	2,228,875
4.75%, due 2/15/25 (a)		3,105,000	3,182,625
PayPal Holdings, Inc. 2.40%, due 10/1/24		3,625,000	3,542,894
Service Corp. International 5.375%, due 5/15/24		530,000	539,275
Trustees of the University of Pennsylvania 3.61%, due 2/15/19		2,515,000	2,540,241
			18,722,688
Computers 0.8%
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		3,695,000	3,636,588
6.02%, due 6/15/26		625,000	645,051
8.10%, due 7/15/36		1,240,000	1,424,777
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		1,560,000	1,589,873
			7,296,289
Distribution & Wholesale 0.5%
H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	2,782,500
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		1,534,000	1,422,785
			4,205,285
Diversified Financial Services 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, due 12/16/21		2,200,000	2,023,125
4.625%, due 10/30/20		3,585,000	3,477,637
Air Lease Corp.
2.30%, due 2/1/25		3,640,000	2,775,636
2.625%, due 7/1/22		2,155,000	1,838,237
2.75%, due 1/15/23		1,040,000	876,575
Ally Financial, Inc.
5.75%, due 11/20/25		3,570,000	3,492,174
8.00%, due 11/1/31		3,450,000	3,997,515
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)		2,340,000	1,835,104
Capital One Financial Corp. 5.55%, due 6/1/20 (c)(d)		2,365,000	2,033,900
Discover Financial Services 3.85%, due 11/21/22		300,000	306,243
Nationstar Mortgage Holdings, Inc. 6.00%, due 1/15/27 (a)		1,725,000	1,466,250
Springleaf Finance Corp. 6.125%, due 3/15/24		880,000	866,853
			24,989,249
Electric 3.3%
AEP Transmission Co. LLC 3.10%, due 12/1/26		3,360,000	3,491,688
Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,420,029
Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	3,135,096
Berkshire Hathaway Energy Co. 2.375%, due 1/15/21		1,700,000	1,704,124
CMS Energy Corp. 5.05%, due 3/15/22		1,350,000	1,393,997
Duke Energy Corp. 4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(d)		2,625,000	2,205,000
Duquesne Light Holdings, Inc.(a)
5.90%, due 12/1/21		1,494,000	1,591,227
6.40%, due 9/15/20		3,435,000	3,508,608
Entergy Arkansas LLC 3.50%, due 4/1/26		960,000	1,016,711
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)		1,675,000	1,742,836
Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,226,425
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,692,325
Puget Energy, Inc. 5.625%, due 7/15/22		585,000	584,947
WEC Energy Group, Inc.
3.10%, due 3/8/22		2,165,000	2,190,128
3.804% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,860,340	1,495,296
			30,398,437
Entertainment 0.5%
Eldorado Resorts, Inc.
6.00%, due 4/1/25		517,000	465,300
7.00%, due 8/1/23		2,395,000	2,149,536
International Game Technology PLC 6.25%, due 2/15/22 (a)		2,595,000	2,386,129
			5,000,965
Environmental Controls 0.5%
Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	3,870,146
Waste Management, Inc. 2.40%, due 5/15/23		505,000	496,622
			4,366,768
Food 1.3%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,435,000	1,481,637
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		2,151,000	2,274,801
Kraft Heinz Foods Co. 5.00%, due 7/15/35		997,000	991,226
Mondelez International Holdings Netherlands B.V. 2.125%, due 9/19/22 (a)		3,500,000	3,467,530
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		1,805,000	1,755,842
Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,650,108
			11,621,144
Forest Products & Paper 0.7%
Georgia-Pacific LLC
5.40%, due 11/1/20 (a)		4,000,000	4,038,227
8.00%, due 1/15/24		2,180,000	2,643,369
			6,681,596
Health Care - Products 0.9%
Abbott Laboratories 3.40%, due 11/30/23		2,185,000	2,292,986
Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	6,052,327
			8,345,313
Health Care - Services 0.2%
NYU Langone Hospitals 3.38%, due 7/1/55		1,880,000	1,744,905

Holding Company - Diversified 0.4%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,260,000	3,359,617

Home Builders 0.6%
D.R. Horton, Inc. 4.375%, due 9/15/22		3,350,000	3,412,907
Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,468,812
			5,881,719
Home Furnishing 0.4%
Panasonic Corp. 2.536%, due 7/19/22 (a)		3,500,000	3,436,852

Housewares 0.2%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	1,862,000

Insurance 2.3%
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		2,695,000	2,743,777
Lincoln National Corp. 4.049% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		6,418,000	3,979,160
MassMutual Global Funding II 2.95%, due 1/11/25 (a)		2,995,000	3,056,819
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		5,550,000	5,442,580
Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,216,528
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (a)		3,100,000	2,968,605
Willis North America, Inc. 3.875%, due 9/15/49		840,000	865,274
			21,272,743
Internet 2.2%
Booking Holdings, Inc. 3.60%, due 6/1/26		2,875,000	2,803,968
Expedia Group, Inc.
3.25%, due 2/15/30		2,315,000	1,937,875
3.80%, due 2/15/28		2,245,000	1,940,559
5.00%, due 2/15/26		315,000	284,566
Match Group, Inc. 5.00%, due 12/15/27 (a)		1,775,000	1,695,125
Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)		5,450,000	5,803,189
VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,660,825
Weibo Corp. 3.50%, due 7/5/24		1,625,000	1,624,501
			19,750,608
Investment Company 0.2%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26		2,440,000	2,305,800

Iron & Steel 0.6%
ArcelorMittal S.A. 4.55%, due 3/11/26		3,205,000	2,874,212
Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,002,456
			5,876,668
Leisure Time 0.3%
NCL Corp., Ltd. 3.625%, due 12/15/24 (a)		810,000	516,618
Royal Caribbean Cruises, Ltd. 2.65%, due 11/28/20		2,630,000	2,368,429
			2,885,047
Lodging 0.9%
Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	865
Hilton Domestic Operating Co., Inc. 4.875%, due 1/15/30		2,120,000	1,802,000
Marriott International, Inc. 3.75%, due 10/1/25		4,205,000	3,920,232
MGM Resorts International 6.00%, due 3/15/23		2,300,000	2,219,500
			7,942,597
Machinery - Diversified 0.8%
CNH Industrial Capital LLC
4.375%, due 4/5/22		3,550,000	3,488,052
4.875%, due 4/1/21		4,355,000	4,256,441
			7,744,493
Media 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 4/1/24 (a)		1,224,000	1,254,600
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22		2,770,000	2,873,177
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(e)		4,528,000	3,028,100
Grupo Televisa S.A.B. 5.25%, due 5/24/49		1,735,000	1,783,347
Sirius XM Radio, Inc.(a)
3.875%, due 8/1/22		2,545,000	2,535,456
5.375%, due 7/15/26		3,000,000	3,059,700
Sky, Ltd. 3.75%, due 9/16/24 (a)		1,105,000	1,145,115
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	835,324
			16,514,819
Mining 0.6%
Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,251,701
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (a)		2,055,000	1,893,563
			5,145,264
Miscellaneous - Manufacturing 0.2%
Textron Financial Corp. 3.427% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	2,101,800

Oil & Gas 2.2%
Concho Resources, Inc. 4.30%, due 8/15/28		2,900,000	2,504,319
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,500,000	3,189,850
Marathon Petroleum Corp. 5.125%, due 12/15/26		5,755,000	5,697,616
Occidental Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,540,063
Petroleos Mexicanos 6.75%, due 9/21/47		4,990,000	3,250,486
Valero Energy Corp. 4.00%, due 4/1/29		2,250,000	2,131,798
WPX Energy, Inc. 4.50%, due 1/15/30		1,320,000	716,760
			20,030,892
Packaging & Containers 1.5%
Ball Corp. 5.00%, due 3/15/22		4,240,000	4,282,400
Berry Global, Inc. 4.875%, due 7/15/26 (a)		166,000	167,660
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		4,215,000	4,172,850
Sealed Air Corp.(a)
4.00%, due 12/1/27		1,430,000	1,330,043
4.875%, due 12/1/22		1,875,000	1,877,344
WestRock RKT Co. 4.00%, due 3/1/23		2,230,000	2,148,567
			13,978,864
Pharmaceuticals 1.9%
AbbVie, Inc. 4.25%, due 11/21/49 (a)		3,065,000	3,256,076
Allergan Funding SCS 3.45%, due 3/15/22		4,165,000	4,324,678
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (a)		4,590,000	4,637,277
Becton Dickinson & Co. 3.363%, due 6/6/24		2,245,000	2,244,162
Zoetis, Inc.
2.135% (3 Month LIBOR + 0.44%), due 8/20/21 (b)		1,655,000	1,518,633
3.25%, due 8/20/21		1,045,000	1,057,728
			17,038,554
Pipelines 0.9%
Enterprise Products Operating LLC
3.95%, due 1/31/60		1,760,000	1,478,953
4.20%, due 1/31/50		545,000	519,964
MPLX, L.P.
4.00%, due 3/15/28		2,500,000	2,168,150
4.125%, due 3/1/27		1,780,000	1,516,730
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	785,903
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		950,000	817,000
Western Midstream Operating L.P. 5.25%, due 2/1/50		1,975,000	818,386
			8,105,086
Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (a)		640,000	592,000

Real Estate Investment Trusts 1.7%
American Tower Corp. 3.00%, due 6/15/23		5,000,000	5,006,571
Boston Properties, L.P. 3.20%, due 1/15/25		4,800,000	4,844,159
Crown Castle International Corp. 3.40%, due 2/15/21		1,255,000	1,263,443
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29		2,030,000	1,791,901
Equinix, Inc. 5.875%, due 1/15/26		2,275,000	2,321,342
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	288,766
Iron Mountain, Inc. 6.00%, due 8/15/23		340,000	341,700
			15,857,882
Retail 1.3%
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)		1,650,000	1,631,122
Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	1,848,044
Dollar General Corp. 3.25%, due 4/15/23		4,115,000	4,184,867
Home Depot, Inc. 3.30%, due 4/15/40		1,750,000	1,792,637
Starbucks Corp. 4.45%, due 8/15/49		2,065,000	2,369,199
			11,825,869
Semiconductors 0.8%
Broadcom, Inc. 3.625%, due 10/15/24 (a)		2,470,000	2,430,612
NXP B.V. / NXP Funding LLC (a)
4.625%, due 6/15/22		1,755,000	1,815,749
4.625%, due 6/1/23		1,065,000	1,096,170
ON Semiconductor Corp. 2019 Term Loan B 2.989% (1 Month LIBOR + 2.00%), due 9/19/26 (b)		1,876,717	1,750,039
			7,092,570
Software 0.9%
Fiserv, Inc.
2.75%, due 7/1/24		1,135,000	1,139,316
3.20%, due 7/1/26		720,000	743,665
MSCI, Inc. 5.75%, due 8/15/25 (a)		4,005,000	4,134,602
PTC, Inc. 6.00%, due 5/15/24		2,569,000	2,643,552
			8,661,135
Telecommunications 3.8%
AT&T, Inc.
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(d)	EUR	2,200,000	2,171,221
3.20%, due 3/1/22		$4,275,000	4,334,536
CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,600,000	1,388,000
CommScope, Inc. 5.00%, due 6/15/21 (a)		120,000	118,800
Crown Castle Towers LLC(a)
3.72%, due 7/15/43		1,550,000	1,559,712
4.241%, due 7/15/48		3,755,000	3,796,427
Hughes Satellite Systems Corp. 5.25%, due 8/1/26		540,000	534,600
Sprint Communications, Inc. 6.00%, due 11/15/22		2,775,000	2,879,062
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,750,000	4,845,000
T-Mobile USA, Inc.
4.50%, due 2/1/26		2,245,000	2,295,512
6.00%, due 3/1/23		1,200,000	1,206,612
6.50%, due 1/15/26		1,235,000	1,296,750
Telefonica Emisiones SAU 5.462%, due 2/16/21		279,000	282,885
4.57%, due 4/27/23		1,781,000	1,827,363
Verizon Communications, Inc.
2.792% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,455,000	2,237,790
5.15%, due 9/15/23		1,722,000	1,912,650
Vodafone Group PLC 4.25%, due 9/17/50		2,020,000	2,076,240
			34,763,160
Transportation 0.6%
United Parcel Service, Inc. 2.50%, due 4/1/23		4,965,000	5,126,868

Total Corporate Bonds (Cost $567,380,401)			546,183,642

Foreign Government Bonds 1.5%
Brazil 0.8%
Brazilian Government International Bond 4.625%, due 1/13/28		6,824,000	7,267,560

Mexico 0.7%
Mexico Government International Bond 3.25%, due 4/16/30		6,491,000	6,101,540

Total Foreign Government Bonds (Cost $13,752,817)			13,369,100

Loan Assignments 6.0% (b)
Advertising 0.3%
Syneos Health, Inc. 2018 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 8/1/24		2,550,777	2,448,746

Chemicals, Plastics & Rubber 0.4%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 3.20% (3 Month LIBOR + 1.75%), due 6/1/24		3,747,867	3,479,269

Distribution & Wholesale 0.0% ‡
KAR Auction Services, Inc. 2019 Term Loan B6 3.188% (1 Month LIBOR + 2.25%), due 9/19/26		410,723	377,865

Environmental Controls 0.3%
GFL Environmental, Inc. 2018 Term Loan B 3.991% (1 Month LIBOR + 3.00%), due 5/30/25		3,102,977	2,998,252

Food - Wholesale 0.5%
U.S. Foods, Inc. 2016 Term Loan B 2.822% (1 Month LIBOR + 1.75%), due 6/27/23		5,077,188	4,704,862

Health Services 0.5%
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24		5,083,862	4,130,638

Household Products & Wares 0.2%
Prestige Brands, Inc. Term Loan B4 2.989% (1 Month LIBOR + 2.00%), due 1/26/24		2,230,625	2,067,047

Insurance 0.4%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 3.989% (1 Month LIBOR + 3.00%), due 5/9/25		4,019,544	3,684,584

Internet 0.2%
Match Group, Inc. 2020 Term Loan B 3.457% (3 Month LIBOR + 1.75%), due 2/5/27		1,859,000	1,710,280

Leisure Time 0.3%
Bombardier Recreational Products, Inc. 2020 Term Loan 2.989% (1 Month LIBOR + 2.00%), due 5/24/27		3,028,875	2,513,966

Media 0.3%
Nielsen Finance LLC Term Loan B4 3.005% (1 Month LIBOR + 2.00%), due 10/4/23		2,917,500	2,688,963

Real Estate 0.4%
Realogy Group LLC 2018 Term Loan B 3.831% (1 Month LIBOR + 2.25%), due 2/8/25		4,342,786	3,691,368

Software 0.4%
IQVIA, Inc. 2018 USD Term Loan B3 3.20% (3 Month LIBOR + 1.75%), due 6/11/25		3,782,625	3,524,147

Support Services 1.0%
Advanced Disposal Services, Inc. Term Loan B3 2.894% (1 Week LIBOR + 2.25%), due 11/10/23		5,493,828	5,438,890
Change Healthcare Holdings, Inc. 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 3/1/24		4,570,267	4,143,710
			9,582,600
Telecommunications 0.8%
Level 3 Financing, Inc. 2019 Term Loan B 2.739% (1 Month LIBOR + 1.75%), due 3/1/27		3,963,602	3,686,150
SBA Senior Finance II LLC 2018 Term Loan B 2.74% (1 Month LIBOR + 1.75%), due 4/11/25		4,202,191	3,957,064
			7,643,214
Total Loan Assignments (Cost $60,151,394)			55,245,801

Mortgage-Backed Securities 15.6%
Agency (Collateralized Mortgage Obligations) 3.2%
Federal Home Loan Mortgage Corporation
REMIC, Series 4908, Class BD 3.00%, due 4/25/49		2,690,000	2,863,626
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		150,000	158,902
REMIC Series 4888, Class BA 3.50%, due 9/15/48		2,122,118	2,209,604
REMIC, Series 4924, Class NS 5.345% (1 Month LIBOR + 6.05%), due 10/25/49 (b)		7,245,961	1,179,713
REMIC, Series 4957, Class SB 5.345% (1 Month LIBOR + 6.05%), due 11/25/49 (b)		6,235,920	939,350
Federal National Mortgage Association
REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49		3,223,622	3,443,748
Series 2019-25, Class PA 3.00%, due 5/25/48		2,563,757	2,728,147
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59		4,045,971	4,472,703
Federal National Mortgage Association (Collateralized Mortgage Obligations) REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		3,573,724	3,896,708
Government National Mortgage Association
Series 2014-91, Class MA 3.00%, due 1/16/40		2,763,420	2,934,103
Series 2019-29, Class CB 3.00%, due 10/20/48		2,131,947	2,252,879
Series 2019-43, Class PL 3.00%, due 4/20/49		2,503,459	2,664,751
Series 2019-74, Class AT 3.00%, due 6/20/49		92,232	98,756
			29,842,990
Agency Collateral PAC CMO 0.7%
Federal Home Loan Mortgage Corporation REMIC, Series 4926, Class BP 3.00%, due 10/25/49		5,880,000	6,212,554

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.2%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		3,800,000	3,909,057
Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,965,000	4,108,855
Benchmark Mortgage Trust
Series 2019-B14, Class A5 3.049%, due 12/15/62		2,970,000	3,104,858
Series 2019-B12, Class A5 3.116%, due 8/15/52		3,752,000	3,925,229
BX Trust (a)
Series 2019-0C11, Class B 3.605%, due 12/9/41		1,010,000	873,527
Series 2019-0C11, Class C 3.856%, due 12/9/41		2,940,000	2,429,384
Series 2019-0C11, Class D 4.076%, due 12/9/41 (f)		705,000	553,191
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		1,950,220	2,042,178
FREMF Mortgage Trust (a)(g)
Series 2013-K33, Class B 3.499%, due 8/25/46		3,090,000	3,108,272
Series 2013-K30, Class B 3.556%, due 6/25/45		4,220,000	4,135,707
Series 2015-K721, Class B 3.565%, due 11/25/47		2,075,000	2,042,123
Series 2013-K35, Class B 3.939%, due 12/25/46		2,375,000	2,423,416
GS Mortgage Securities Trust
Series 2019-BOCA, Class A 1.905% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,660,000	3,760,993
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,490,000	1,545,594
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,699,000	2,834,073
Series 2017-GS7, Class A4 3.43%, due 8/10/50		2,990,000	3,089,130
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.855% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		2,480,000	2,029,838
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		2,825,000	2,983,062
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,043,000	3,097,863
Series 2013-C16, Class A4 4.166%, due 12/15/46		2,930,000	3,108,485
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class A3 3.231%, due 1/15/48		2,092,995	2,159,187
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,430,000	1,495,569
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		5,155,000	5,137,055
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A3 2.787%, due 10/15/52		775,000	784,450
Series 2019-C53, Class A4 3.04%, due 10/15/52		3,261,000	3,364,793
Series 2018-1745, Class A 3.749%, due 6/15/36 (a)(g)		2,900,000	2,861,417
Series 2018-AUS, Class A 4.058%, due 8/17/36 (a)(g)		4,325,000	4,434,456
			75,341,762
Whole Loan (Collateralized Mortgage Obligations) 3.5%
Chase Home Lending Mortgage Trust (a)(f)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		825,838	836,386
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		1,642,504	1,642,510
Fannie Mae Connecticut Avenue Securities Series 2016-C06, Class 1M2 5.197% (1 Month LIBOR + 4.25%), due 4/25/29 (b)		3,120,000	3,000,806
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) (b)
Series 2017-C02, Class 2M2 4.597% (1 Month LIBOR + 3.65%), due 9/25/29		1,220,000	880,559
Series 2016-C04, Class 1M2 5.197% (1 Month LIBOR + 4.25%), due 1/25/29		2,489,150	2,339,461
Series 2016-C07, Class 2M2 5.297% (1 Month LIBOR + 4.35%), due 5/25/29		1,690,933	1,612,198
Series 2016-C05, Class 2M2 5.397% (1 Month LIBOR + 4.45%), due 1/25/29		4,700,124	4,485,683
Series 2016-C05, Class 2M2B 5.397% (1 Month LIBOR + 4.45%), due 1/25/29		3,250,000	2,704,799
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
Series 2016-DNA4, Class M3 4.747% (1 Month LIBOR + 3.80%), due 3/25/29		1,950,000	1,808,625
Series 2016-HQA3, Class M3 4.797% (1 Month LIBOR + 3.85%), due 3/25/29		5,458,561	4,850,402
Series 2016-HQA1, Class M3 7.297% (1 Month LIBOR + 6.35%), due 9/25/28		797,560	786,313
GMRF Mortgage Acquisition Co. LLC Series 2018-2, Class A51 4.50%, due 10/25/58 (a)(f)		1,750,000	1,717,046
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(f)		1,110,696	1,124,348
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		2,250,756	2,329,949
Sequoia Mortgage Trust (a)(f)
Series 2017-1, Class A4 3.50%, due 2/25/47		836,785	841,670
Series 2018-7, Class B3 4.228%, due 9/25/48		1,448,111	1,301,917
			32,262,672
Total Mortgage-Backed Securities (Cost $146,906,605)			143,659,978

Municipal Bonds 0.4%
California 0.3%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series N 3.006%, due 5/15/50		3,170,000	2,893,417

New York 0.1%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		640,000	633,664

Total Municipal Bonds (Cost $3,810,000)			3,527,081

U.S. Government & Federal Agencies 9.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.4%
2.50%, due 1/1/40		1,087,836	1,131,714
4.00%, due 2/1/49		2,169,531	2,336,040
			3,467,754
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
2.50%, due 2/1/40		1,210,432	1,256,115
3.00%, due 3/1/50		4,115,000	4,340,778
4.00%, due 2/1/49		1,676,600	1,804,295
			7,401,188
United States Treasury Notes 0.7%
1.375%, due 1/31/22		4,810,000	4,912,213
1.375%, due 1/31/25		910,000	953,332
1.50%, due 2/15/30		445,000	479,122
			6,344,667
United States Treasury Inflation - Indexed Bond 0.6% (h)
0.125%, due 1/15/30		5,067,890	5,217,906

United States Treasury Inflation - Indexed Notes 6.8% (h)
0.75%, due 7/15/28		22,426,934	23,983,019
0.875%, due 1/15/29		35,610,536	38,681,364
			62,664,383
Total U.S. Government & Federal Agencies (Cost $81,448,308)			85,095,898

Total Long-Term Bonds (Cost $921,493,159)			892,894,100

	Shares
Common Stocks 0.0%‡
Software 0.0% ‡
salesforce.com, Inc. (i)	1,267	182,423

Total Common Stocks (Cost $146,797)		182,423

Short-Term Investments 0.7%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.09% (j)	2,402,844	2,402,844

Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (j)(k)	3,643,996	3,643,996

Total Short-Term Investments (Cost $6,046,840)		6,046,840
Total Investments, Before Investments Sold Short (Cost $927,686,796)	98.0%	899,123,363

	Principal Amount
Investments Sold Short (0.9%)
Corporate Bonds Sold Short (0.9%)
Health Care Providers & Services (0.3%)
Davita, Inc. 5.00%, due 5/1/25	(3,015,000)	(3,011,050)

Metals & Mining (0.6%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)	(5,000,000)	(4,925,001)

Total Investments Sold Short (Proceeds $8,061,306)		(7,936,051)
Total Investments, Net of Investments Sold Short (Cost $919,625,490)	97.1%	891,187,312
Other Assets, Less Liabilities	2.9	26,395,993
Net Assets	100.0%	$917,583,305

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $3,495,493. The Portfolio received cash collateral with a value of $3,643,996.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2020.
(h)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	Non-income producing security.
(j)	Current yield as of March 31, 2020.
(k)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of March 31, 2020, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,582,801	GBP	1,214,000	JPMorgan Chase Bank N.A.	5/4/20	$73,835
Total unrealized appreciation						73,835

EUR	988,000	USD	1,092,210	JPMorgan Chase Bank N.A.	5/4/20	(1,202)
USD	5,976,359	EUR	5,430,000	JPMorgan Chase Bank N.A.	5/4/20	(19,769)
Total unrealized depreciation						(20,971)
Net unrealized appreciation						$52,864

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of March 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts
5-Year United States Treasury Note	303	June 2020	$37,992,446	$37,983,890	$(8,556)
Total Long Contracts					(8,556)

Short Contracts
10-Year United States Treasury Note	(342)	June 2020	(46,381,552)	(47,431,125)	(1,049,573)
10-Year United States Treasury Ultra Note	(630)	June 2020	(92,127,263)	(98,299,688)	(6,172,425)
2-Year United States Treasury Note	(364)	June 2020	(80,215,937)	(80,219,344)	(3,407)
United States Treasury Long Bond	(68)	June 2020	(12,173,990)	(12,176,250)	(2,260)
United States Treasury Ultra Bond	(48)	June 2020	(9,891,407)	(10,650,000)	(758,593)
Total Short Contracts					(7,986,258)
Net Unrealized Depreciation					$(7,994,814)

1.	As of March 31, 2020, cash in the amount of $4,462,164 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

Swap Contracts

As of March 31, 2020, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$50,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$—	$(3,545,273)	$(3,545,273)
50,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(3,478,118)	(3,478,118)
						$—	$(7,023,391)	$(7,023,391)

1.	As of March 31, 2020, cash in the amount of $1,578,366 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

DB	—Deutsche Bank
EUAM	—European Union Advisory Mission
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$41,315,696	$—	$41,315,696
Convertible Bonds	—	4,496,904	—	4,496,904
Corporate Bonds	—	546,183,642	—	546,183,642
Foreign Government Bonds	—	13,369,100	—	13,369,100
Loan Assignments	—	55,245,801	—	55,245,801
Mortgage-Backed Securities	—	143,659,978	—	143,659,978
Municipal Bonds	—	3,527,081	—	3,527,081
U.S. Government & Federal Agencies	—	85,095,898	—	85,095,898
Total Long-Term Bonds	—	892,894,100	—	892,894,100
Common Stocks	182,423	—	—	182,423
Short-Term Investments
Affiliated Investment Company	2,402,844	—	—	2,402,844
Unaffiliated Investment Company	3,643,996	—	—	3,643,996
Total Short-Term Investments	6,046,840	—	—	6,046,840
Total Investments in Securities	6,229,263	892,894,100	—	899,123,363
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	73,835	—	73,835
Total Investments in Securities and Other Financial Instruments	$6,229,263	$892,967,935	$—	$899,197,198

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(7,936,051)	$—	$(7,936,051)
Total Long-Term Bonds Sold Short	—	(7,936,051)	—	(7,936,051)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(20,971)	—	(20,971)
Futures Contracts (b)	(7,994,814)	—	—	(7,994,814)
Interest Rate Swap Contracts (b)	—	(7,023,391)	—	(7,023,391)
Total Other Financial Instruments	(7,994,814)	(7,044,362)	—	(15,039,176)
Total Investments in Securities Sold Short and Other Financial Instruments	$(7,994,814)	$(14,980,413)	$—	$(22,975,227)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

Long-Term Bonds 143.0% † Asset-Backed Securities 5.2%	Principal Amount		Value
Other Asset-Backed Securities 5.2%
Argent Securities, Inc. Series 2006-W4, Class A2C 1.107% (1 Month LIBOR + 0.16%), due 5/25/36 (a)		$324,374	$104,479
Atrium CDO Corp. Series 2012-A, Class AR 2.632% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		300,000	288,519
Black Diamond CLO, Ltd. Series 2015-1A, Class A1R 0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR	257,835	274,805
Catamaran CLO, Ltd. Series 2013-1A, Class AR 2.644% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,177,843	1,107,022
CoreVest American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (b)		67,299	66,224
Countrywide Asset-Backed Certificates Series 2007-08, Class 1A1 1.137% (1 Month LIBOR + 0.19%), due 11/25/37 (a)		780,321	675,963
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 1.567% (1 Month LIBOR + 0.62%), due 1/25/32 (a)		984,172	862,817
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB6, Class A3 1.167% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)		1,137,384	664,122
First Franklin Mortgage Loan Trust Series 2006-FF17, Class A2 1.067% (1 Month LIBOR + 0.12%), due 12/25/36 (a)		583,689	426,144
Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 2.747% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		180,411	174,045
Home Equity Asset Trust (a)
Series 2005-8, Class M2 1.397% (1 Month LIBOR + 0.45%), due 2/25/36		300,000	258,650
Series 2004-2, Class M1 1.742% (1 Month LIBOR + 0.795%), due 7/25/34		103,893	96,649
Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 2.521% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		150,403	147,772
Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 2.624% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		1,179,077	1,113,198
Jubilee CLO B.V. Series 2015-16A, Class A1R 0.311% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	1,738,985
KVK CLO, Ltd. Series 2013-1A, Class AR 2.738% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)		$1,660,000	1,588,149
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1 3.75%, due 4/25/59 (b)(c)		179,377	175,227
Long Beach Mortgage Loan Trust Series 2006-7, Class 2A2 1.067% (1 Month LIBOR + 0.12%), due 8/25/36 (a)		278,870	124,127
Man GLG Euro CLO Series 2A, Class A1R 0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR	250,000	261,211
Marathon CLO V, Ltd. Series 2013-5A, Class A1R 2.566% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		$1,639,037	1,536,404
Marlette Funding Trust Series 2019-3A, Class A 2.69%, due 9/17/29 (b)		123,548	119,554
MASTR Asset Backed Securities Trust Series 2006-WMC4, Class A5 1.097% (1 Month LIBOR + 0.15%), due 10/25/36 (a)		130,809	48,097
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC1, Class M3 1.727% (1 Month LIBOR + 0.78%), due 1/25/35 (a)		278,038	252,167
New Century Home Equity Loan Trust Series 2004-04, Class M1 1.712% (1 Month LIBOR + 0.765%), due 2/25/35 (a)		79,229	69,191
New Residential Mortgage Loan Trust Series 2018-3A, Class A1 4.50%, due 5/25/58 (b)(d)		223,875	232,342
OCP CLO, Ltd. (a)(b)
Series 2015-10A, Class A1R 2.614% (3 Month LIBOR + 0.82%), due 10/26/27		1,364,457	1,301,254
Series 2015-9A, Class A1R 2.631% (3 Month LIBOR + 0.80%), due 7/15/27		189,007	182,242
RASC Trust (a)
Series 2006-KS6, Class A4 1.197% (1 Month LIBOR + 0.25%), due 8/25/36		318,715	306,279
Series 2005-KS8, Class M4 1.537% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	575,110
Residential Asset Securities Corp. Series 2006-EMX4, Class A4 1.177% (1 Month LIBOR + 0.23%), due 6/25/36 (a)		880,902	801,827
Saxon Asset Securities Trust Series 2007-03, Class 1A 1.257% (1 Month LIBOR + 0.31%), due 9/25/37 (a)		178,163	157,710
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C 1.097% (1 Month LIBOR + 0.15%), due 7/25/36		230,226	110,634
Series 2006-HE1, Class A2C 1.107% (1 Month LIBOR + 0.16%), due 7/25/36		649,680	275,194
SLM Student Loan Trust (a)
Series 2004-2, Class A5 (zero coupon) (3 Month EURIBOR + 0.18%), due 1/25/24	EUR	88,858	97,341
Series 2003-5, Class A5, Series Reg S (zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24		26,985	29,221
Series 2004-3A, Class A6B 2.344% (3 Month LIBOR + 0.55%), due 10/25/64 (b)		$494,544	463,744
Series 2011-B, Class A3 2.955% (1 Month LIBOR + 2.25%), due 6/16/42 (b)		85,038	85,217
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX 2.05%, due 1/25/41 (b)		45,401	45,351
Soundview Home Equity Loan Trust (a)
Series 2007-OPT2, Class 2A3 1.127% (1 Month LIBOR + 0.18%), due 7/25/37		236,142	199,672
Series 2007-OPT1, Class 1A1 1.147% (1 Month LIBOR + 0.20%), due 6/25/37		358,325	262,786
SpringCastle Funding Asset-Backed Notes Series 2019-AA, Class A 3.20%, due 5/27/36 (b)		786,620	737,048
Stanwich Mortgage Loan LLC Series 2019-NPB1, Class A1 3.375%, due 8/15/24 (b)(c)		208,086	206,583
Symphony CLO XIV, Ltd. Series 2014-14A, Class AR 2.788% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)		279,633	270,777
THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR2 2.711% (3 Month LIBOR + 0.88%), due 1/15/26 (a)(b)		234,904	232,769
Venture CLO, Ltd. Series 2018-35A, Class AS 2.952% (3 Month LIBOR + 1.15%), due 10/22/31 (a)(b)		200,000	189,578
Venture XX CLO, Ltd. Series 2015-20A, Class AR 2.651% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		755,710	726,695
Venture XXI CLO, Ltd. Series 2015-21A, Class AR 2.711% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		372,490	355,057
Voya CLO, Ltd. Series 2014-3A, Class A1R 2.514% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		289,900	282,237
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1 1.607% (1 Month LIBOR + 0.66%), due 10/25/35 (a)		14,469	14,376
Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 2.793% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		570,000	541,077
Total Asset-Backed Securities (Cost $22,366,971)			20,855,642

Corporate Bonds 9.6%
Agriculture 0.1%
Reynolds American, Inc. 4.00%, due 6/12/22		200,000	202,819
Auto Manufacturers 1.0%
BMW U.S. Capital LLC 3.40%, due 8/13/21 (b)		600,000	598,994
FCE Bank PLC
Series Reg S 0.086% (3 Month EURIBOR + 0.50%), due 8/26/20 (a)	EUR	800,000	857,906
Series Reg S 1.875%, due 6/24/21		900,000	913,201
Nissan Motor Acceptance Corp.(b)
1.90%, due 9/14/21		$100,000	94,492
2.65%, due 7/13/22 (e)		200,000	193,188
Volkswagen Group of America Finance LLC (b)
2.064% (3 Month LIBOR + 0.86%), due 9/24/21 (a)		900,000	824,263
4.00%, due 11/12/21		600,000	593,543
			4,075,587
Banks 2.8%
Banco Bilbao Vizcaya Argentaria S.A. Series Reg S 5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(f)	EUR	400,000	372,780
Bank of America Corp. 5.875% (3 Month LIBOR + 2.931%), due 3/15/28 (f)(g)		$190,000	192,535
Cooperatieve Rabobank U.A. (a)(f)
Series Reg S 5.50% (EUR 5 Year Interest Swap Rate + 5.25%), due 6/29/20	EUR	200,000	210,654
Series Reg S 6.625% (EUR 5 Year Interest Swap Rate + 6.697%), due 6/29/21		200,000	210,102
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		$300,000	303,975
Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,338,311
ING Bank N.V. 2.625%, due 12/5/22 (b)		400,000	418,667
Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	405,370
Lloyds Banking Group PLC (a)
1.995% (3 Month LIBOR + 0.80%), due 6/21/21		400,000	390,428
Series Reg S 6.375% (EUR 5 Year Interest Swap Rate + 5.29%), due 6/27/20 (f)	EUR	200,000	201,912
Nykredit Realkredit A/S
Series Reg S 1.00%, due 10/1/50	DKK	28,679,943	4,080,084
Series Reg S 2.50%, due 10/1/47		4,665	713
Royal Bank of Scotland Group PLC
2.766% (3 Month LIBOR + 1.55%), due 6/25/24 (a)		$300,000	271,717
4.519% (3 Month LIBOR + 1.55%), due 6/25/24 (g)		200,000	201,388
State Bank of India Series Reg S 2.85% (3 Month LIBOR + 0.95%), due 4/6/20 (a)		700,000	699,895
UniCredit S.p.A. 7.83%, due 12/4/23 (b)		1,800,000	1,921,122
			11,219,653
Beverages 0.8%
Keurig Dr. Pepper, Inc.
3.551%, due 5/25/21		1,400,000	1,416,422
4.057%, due 5/25/23		100,000	104,023
Pernod-Ricard S.A. 5.75%, due 4/7/21 (b)		1,600,000	1,646,312
			3,166,757
Biotechnology 0.1%
Amgen, Inc. 3.625%, due 5/15/22		400,000	414,694

Commercial Services 0.1%
ERAC USA Finance LLC 4.50%, due 8/16/21 (b)		400,000	407,821
RELX Capital, Inc. 3.50%, due 3/16/23		100,000	104,120
			511,941
Computers 0.1%
EMC Corp. 2.65%, due 6/1/20		330,000	328,119

Distribution & Wholesale 0.0% ‡
Toyota Tsusho Corp. Series Reg S 3.625%, due 9/13/23		200,000	195,849
Diversified Financial Services 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	97,005
Ally Financial, Inc.
4.125%, due 2/13/22		200,000	192,438
4.25%, due 4/15/21		100,000	98,250
Avolon Holdings Funding, Ltd. 5.50%, due 1/15/23 (b)		100,000	89,735
BOC Aviation, Ltd. 2.375%, due 9/15/21 (b)		200,000	200,371
Jyske Realkredit A/S
Series Reg S 1.00%, due 10/1/50	DKK	18,250,653	2,589,673
Series Reg S 2.50%, due 10/1/47		14,753	2,261
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.652%, due 9/19/22 (b)		$200,000	194,464
Nordea Kredit Realkreditaktieselskab
Series Reg S 1.00%, due 10/1/50		11,710,424	1,663,205
2.50%, due 10/1/47	DKK	5,603	858
Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (b)		$400,000	361,447
Realkredit Danmark A/S 2.50%, due 7/1/47		24,489	3,748
			5,493,455
Electric 0.2%
American Electric Power Co., Inc. 3.65%, due 12/1/21		100,000	101,231
IPALCO Enterprises, Inc. 3.45%, due 7/15/20		500,000	499,925
LG&E & KU Energy LLC 4.375%, due 10/1/21		100,000	100,547
Sempra Energy 1.191% (3 Month LIBOR + 0.45%), due 3/15/21 (a)		100,000	98,549
			800,252
Food 0.2%
Campbell Soup Co. 3.30%, due 3/15/21		300,000	299,285
Conagra Brands, Inc. 3.25%, due 9/15/22		200,000	196,322
Danone S.A. (b)
2.077%, due 11/2/21		200,000	200,231
3.00%, due 6/15/22		200,000	203,195
			899,033
Gas 0.4%
Southern Co. Gas Capital Corp. 3.50%, due 9/15/21		1,400,000	1,404,895

Home Builders 0.0% ‡
D.R. Horton, Inc. 5.75%, due 8/15/23		100,000	103,185

Home Furnishing 0.2%
Panasonic Corp. 2.536%, due 7/19/22 (b)		800,000	785,566

Machinery - Diversified 0.1%
Westinghouse Air Brake Technologies Corp. 2.041% (3 Month LIBOR + 1.30%), due 9/15/21 (a)		600,000	582,403

Media 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, due 7/23/20		800,000	797,511
4.464%, due 7/23/22		600,000	622,349
COX Communications, Inc. 3.25%, due 12/15/22 (b)		200,000	202,669
DISH DBS Corp. 5.125%, due 5/1/20		300,000	297,670
			1,920,199
Miscellaneous - Manufacturing 0.1%
Textron, Inc. 2.284% (3 Month LIBOR + 0.55%), due 11/10/20 (a)		580,000	580,028

Oil & Gas 0.1%
Petrobras Global Finance B.V.
5.093%, due 1/15/30 (b)		543,000	492,772
6.125%, due 1/17/22		33,000	32,918
YPF S.A 35.421% (BADLARPP Index + 6.00%), due 3/4/21 (a)(h)	ARS	3,130,000	48,790
			574,480
Pharmaceuticals 0.3%
Cigna Corp. 3.75%, due 7/15/23		$133,000	136,741
CVS Health Corp.
2.125%, due 6/1/21		800,000	800,855
3.70%, due 3/9/23		200,000	207,733
			1,145,329
Pipelines 0.2%
Florida Gas Transmission Co. LLC 5.45%, due 7/15/20 (b)		700,000	703,566

Real Estate Investment Trusts 0.1%
American Tower Corp. 3.30%, due 2/15/21		300,000	299,943

Semiconductors 0.2%
Broadcom, Inc. 3.125%, due 4/15/21 (b)		400,000	395,644
NXP B.V. / NXP Funding LLC 3.875%, due 9/1/22 (b)		400,000	401,550
			797,194
Software 0.1%
Activision Blizzard, Inc. 2.60%, due 6/15/22		200,000	201,454

Telecommunications 0.5%
AT&T, Inc.
2.33% (3 Month LIBOR + 0.75%), due 6/1/21 (a)		500,000	485,528
5.15%, due 2/15/50		300,000	358,017
5.30%, due 8/15/58		100,000	117,649
Deutsche Telekom International Finance B.V. 1.95%, due 9/19/21 (b)		250,000	246,905
Sprint Corp. 7.25%, due 9/15/21		300,000	309,210
Telstra Corp., Ltd. 4.80%, due 10/12/21 (b)		300,000	309,249
			1,826,558
Trucking & Leasing 0.1%
Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.65%, due 7/29/21 (b)		200,000	202,483
			202,483
Total Corporate Bonds (Cost $39,552,632)			38,435,442

Foreign Government Bonds 3.3%
Argentina 0.1%
Argentina Bocon 42.781%, due 10/4/22 (d)(h)	ARS	75,453	1,454
Bonos del Tesoro Nacional en Pesos Badlar 36.575% (BADLARPP Index + 2.00%), due 4/3/22 (a)(h)		2,854,000	31,286
Argentina POM Politica Monetaria 38.039%, due 6/21/20 (d)(h)		21,453,000	217,491
			250,231
Australia 0.5%
Australia Government Bond
Series Reg S 1.25%, due 2/21/22	AUD	980,000	707,317
Series Reg S 3.00%, due 9/20/25		1,450,000	1,280,868
			1,988,185
Canada 0.2%
Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	934,488	831,358

Japan 1.1%
Japanese Government CPI Linked Bond
0.10%, due 3/10/28	JPY	209,806,920	1,952,214
0.10%, due 3/10/29		264,725,280	2,461,988
			4,414,202
New Zealand 0.6%
New Zealand Government Inflation Linked Bond
Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,299,838
Series Reg S 2.50%, due 9/20/35		800,000	640,111
Series Reg S 3.00%, due 9/20/30		500,000	408,898
			2,348,847
Peru 0.3%
Peru Government Bond (b)
Series Reg S 5.94%, due 2/12/29	PEN	1,300,000	406,798
Series Reg S 6.15%, due 8/12/32		2,600,000	808,265
			1,215,063
Qatar 0.1%
Qatar Government International Bond Series Reg S 3.875%, due 4/23/23		$300,000	308,310

United Kingdom 0.4%
United Kingdom Gilt Inflation Linked Series Reg S 0.125%, due 8/10/48	GBP	846,136	1,841,642
Total Foreign Government Bonds (Cost $14,720,386)			13,197,838

Mortgage-Backed Securities 3.9%
Agency (Collateralized Mortgage Obligations) 1.1%
Federal Home Loan Mortgage Corporation REMIC (Collateralized Mortgage Obligations) Series 4779, Class WF 2.005% (1 Month LIBOR + 0.35%), due 7/15/44 (a)		$359,212	357,198
Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 1.155% (1 Month LIBOR + 0.45%), due 9/15/42 (a)		496,580	501,338
Federal National Mortgage Association REMIC, Series 2019-5, Class FA 1.347% (1 Month LIBOR + 0.40%), due 3/25/49 (a)		1,479,711	1,459,884
Government National Mortgage Association (a)
REMIC, Series 2019-20, Class FE 1.173% (1 Month LIBOR + 0.40%), due 2/20/49		1,393,749	1,378,896
REMIC, Series 2018-H15, Class FG 2.266% (12 Month LIBOR + 0.15%), due 8/20/68		641,341	617,319
Government National Mortgage Association (Mortgage Pass-Through Securities) Series 2017-H10, Class FB 3.629% (12 Month LIBOR + 0.75%), due 4/20/67 (a)		350,459	349,361
			4,663,996
Whole Loan (Collateralized Mortgage Obligations) 2.8%
CHL Mortgage Pass-Through Trust Series 2007-1, Class A1 6.00%, due 3/25/37		42,129	30,779
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.033%, due 3/25/37 (i)		384,187	315,914
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1 3.258%, due 4/25/66 (b)(d)		281,818	277,829
Series 2004-NCM2, Class 1CB1 5.50%, due 8/25/34		251,684	237,877
Countrywide Alternative Loan Trust
Series 2005-29CB, Class A4 5.00%, due 7/25/35		53,425	41,758
Series 2007-1T1, Class 1A1 6.00%, due 3/25/37		752,873	450,860
Credit Suisse Mortgage Trust (b)
Series 2019-RPL9, Class A1 3.319%, due 10/27/59 (d)		985,034	957,571
Series 2019-RPL4, Class A1 3.549%, due 8/26/58		280,469	291,385
Eurosail-UK PLC (a)
Series 2007-3X, Class A3A, Reg S 1.456% (3 Month LIBOR + 0.95%), due 6/13/45	GBP	176,375	205,388
Series 2007-3A, Class A3C 1.456% (3 Month LIBOR + 0.95%), due 6/13/45 (b)		47,028	54,762
Series 2007-3X, Class A3C, Reg S 1.456% (3 Month LIBOR + 0.95%), due 6/13/45		47,028	54,762
GreenPoint Mortgage Funding Trust Series 2006-AR4, Class A6A 1.127% (1 Month LIBOR + 0.18%), due 9/25/46 (a)		$105,563	84,470
IndyMac Index Mortgage Loan Trust (a)
Series 2005-AR14, Class 1A1A 1.227% (1 Month LIBOR + 0.28%), due 7/25/35		1,097,594	833,048
Series 2005-AR12 Class 2A1A 1.427% (1 Month LIBOR + 0.48%), due 7/25/35		158,680	133,445
Lehman XS Trust Series 2007-20N, Class A1 2.097% (1 Month LIBOR + 1.15%), due 12/25/37 (a)		53,064	42,808
Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 4.112%, due 7/25/35 (i)		216,376	146,517
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1 2.75%, due 7/25/59 (b)(d)		378,649	377,115
OBX Trust Series 2018-1, Class A2 1.597% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)		69,102	64,471
Opteum Mortgage Acceptance Corporation Series 2005-2, Class M7 2.747% (1 Month LIBOR + 1.80%), due 4/25/35 (a)		100,000	81,150
Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.965% (3 Month LIBOR + 0.24%), due 1/15/39 (a)	GBP	1,974,000	2,208,123
Residential Asset Securitization Trust Series 2006-A10, Class A5 6.50%, due 9/25/36		$258,307	149,659
Silverstone Master Issuer PLC Series 2019-1A, Class 2A 1.461% (SONIA + 0.75%), due 1/21/70 (a)(b)	GBP	249,000	303,076
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-OPT1, Class A2 1.157% (1 Month LIBOR + 0.21%), due 11/25/35 (a)		$1,246,354	1,208,059
Towd Point Mortgage Funding Series 2019-GR4A, Class A1 1.724%, due 10/20/51 (a)(b)	GBP	1,172,729	1,411,779
Trinity Square PLC Series 2015-1A, Class A 1.875% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)		553,692	670,336
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY1, Class A2A 1.107% (1 Month LIBOR + 0.16%), due 2/25/37 (a)		$690,356	506,841
Series 2006-5, Class 2CB1 6.00%, due 7/25/36		47,225	38,286
			11,178,068
Total Mortgage-Backed Securities (Cost $17,331,570)			15,842,064

U.S. Government & Federal Agencies 121.0%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.6%
2.50%, due 8/1/49 TBA (j)		6,100,000	6,319,219
2.50%, due 8/1/49 TBA (j)		14,600,000	15,062,895
3.00%, due 8/1/49 TBA (j)		1,400,000	1,463,820
3.00%, due 8/1/49 TBA (j)		100,000	104,832
3.00%, due 8/1/49 TBA (j)		14,300,000	14,983,160
3.253% (12 Monthly Treasury Average Index + 1.20%), due 6/1/43 (a)		250,612	246,077
3.50%, due 3/1/48		179,233	189,803
3.50%, due 8/1/48 TBA (j)		12,800,000	13,512,030
4.00%, due 8/1/48 TBA (j)		5,800,000	6,183,406
4.146% (11th District Cost of Funds Index + 1.926%), due 12/1/36 (a)		222,129	228,180
4.349% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (a)		294,406	299,019
			58,592,441
United States Treasury Notes 0.1%
1.75%, due 12/31/24 (k)		330,000	351,373
United States Treasury Inflation - Indexed Bonds 38.8%
0.125%, due 1/15/30 (e)		962,448	990,938
0.375%, due 7/15/27 (k)		19,532,674	20,085,161
0.625%, due 2/15/43		1,997,000	2,192,362
0.75%, due 2/15/42		3,915,414	4,384,996
0.75%, due 2/15/45		1,654,009	1,891,018
0.875%, due 2/15/47		9,513,301	11,325,037
1.00%, due 2/15/46 (k)		5,377,824	6,535,607
1.00%, due 2/15/48		2,623,368	3,229,383
1.00%, due 2/15/49 (k)		5,593,335	6,949,108
1.375%, due 2/15/44 (k)		16,482,639	21,127,105
1.75%, due 1/15/28		16,774,278	19,069,317
2.00%, due 1/15/26		11,225,858	12,486,824
2.125%, due 2/15/40		4,129,129	5,768,399
2.125%, due 2/15/41		3,804,456	5,297,077
2.375%, due 1/15/25 (k)		17,916,152	19,869,957
2.375%, due 1/15/27		5,090,619	5,898,720
2.50%, due 1/15/29		6,403,409	7,851,327
3.375%, due 4/15/32		475,190	670,712
			155,623,048
United States Treasury Inflation - Indexed Notes 67.5%
0.125%, due 4/15/21 (k)		20,122,607	19,722,115
0.125%, due 1/15/22		10,290,859	10,148,350
0.125%, due 4/15/22 (k)		46,000,288	45,368,920
0.125%, due 7/15/22		4,286,946	4,246,874
0.125%, due 1/15/23		13,111,393	12,953,339
0.125%, due 7/15/26		14,860,665	14,992,496
0.25%, due 7/15/29 (k)		34,400,856	35,717,966
0.375%, due 7/15/23		6,353,234	6,389,652
0.375%, due 1/15/27		16,380,205	16,761,651
0.50%, due 1/15/28		17,162,028	17,873,833
0.625%, due 7/15/21		2,037,103	2,017,861
0.625%, due 4/15/23		10,218,250	10,292,674
0.625%, due 1/15/24		692,024	703,314
0.625%, due 1/15/26 (k)		41,806,380	43,180,899
0.75%, due 7/15/28 (k)		18,613,458	19,904,947
0.875%, due 1/15/29		2,707,037	2,940,475
1.125%, due 1/15/21		2,004,538	1,985,388
1.25%, due 7/15/20		5,665,325	5,613,823
			270,814,577
Total U.S. Government & Federal Agencies (Cost $472,568,377)			485,381,439

Total Long-Term Bonds (Cost $566,539,936)			573,712,425

Short-Term Investments 1.0%
Foreign Government Bonds 0.7%
Argentina Treasury Bills (h)
(zero coupon), due 4/8/20	ARS	795,000	10,463
(zero coupon), due 5/13/20		4,422,000	45,085
(zero coupon), due 8/27/20		1,325,000	18,752
32.40% (BADLARPP Index + 2.00%), due 8/28/20 (a)		3,628,000	49,339
35.641% (BADLARPP Index + 3.00%), due 6/22/20 (a)		1,170,000	18,943
36.752% (BADLARPP Index + 2.00%), due 4/3/20 (a)		3,720,000	64,349
Brazil Letras do Tesouro Nacional (zero coupon), due 7/1/20 (h)	BRL	13,706,000	2,616,271
Total Foreign Government Bonds (Cost $3,560,913)			2,823,202
		Shares
Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (l)		$1,057,709	1,057,709

Total Unaffiliated Investment Company (Cost $1,057,709)			1,057,709

Total Short-Term Investments (Cost $4,618,622)			3,880,911

Total Investments Excluding Purchased Options (Cost $571,158,557)		144.0%	577,593,336

Total Purchased Options (Cost $405,563)		0.2%	943,742
Total Investments, Before Investments Sold Short (Cost $571,564,120)		144.2%	578,537,078

	Principal Amount
Investments Sold Short (0.6%)
U.S. Government Securities Sold Short (0.6%)
Federal National Mortgage Association (Mortgage Pass-Through Securities)
2.50%, due 8/1/49 TBA (j)	(2,300,000)	(2,382,656)
3.00%, due 8/1/49 TBA (j)	(100,000)	(104,832)
Total U.S. Government Securities Sold Short (Proceeds $2,458,719)		(2,487,488)
Total Investments Sold Short (Proceeds $2,458,719)		(2,487,488)
Total Investments, Net of Investments Sold Short (Cost $569,105,401)	143.6%	576,049,590
Other Assets, Less Liabilities	(43.6)	(175,035,396)
Net Assets	100.0%	$401,014,194
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2020.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2020.
(e)	All or a portion of this security was held on loan. As of March 31, 2020, the aggregate market value of securities on loan was $1,027,911. The Portfolio received cash collateral with a value of $1,057,709.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2020.
(h)	Illiquid security - As of March 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $3,122,223, which represented 0.8% of the Portfolio's net assets.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2020.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2020, the total net market value of these securities was $55,141,874, which represented 13.8% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Delayed delivery security.
(l)	Current yield as of March 31, 2020.

Foreign Currency Forward Contracts
As of March 31, 2020, the Portfolio held the following foreign currency forward contracts[1,2]:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,636,900	USD	699,579	JPMorgan Chase Bank N.A.*	4/2/20	$350
DKK	59,113,088	USD	8,585,779	Bank of America, N.A.	4/1/20	147,005
EUR	588,000	USD	647,319	JPMorgan Chase Bank N.A.	4/2/20	1,185
GBP	425,000	USD	505,402	JPMorgan Chase Bank N.A.	4/2/20	22,491
GBP	5,763,000	USD	7,144,391	Morgan Stanley & Co.	4/2/20	13,833
ILS	9,000	USD	2,504	JPMorgan Chase Bank N.A.	4/16/20	39
JPY	507,600,000	USD	4,703,048	Morgan Stanley & Co.	4/2/20	17,714
USD	14,987	AUD	23,000	Bank of America, N.A.	4/2/20	840
USD	2,119,457	AUD	3,222,000	Morgan Stanley & Co.	4/2/20	137,605
USD	810,000	BRL	3,636,900	JPMorgan Chase Bank N.A.*	4/2/20	110,071
USD	3,273,465	BRL	13,706,000	JPMorgan Chase Bank N.A.*	7/2/20	650,207
USD	882,518	CAD	1,179,000	Morgan Stanley & Co.	4/2/20	44,735
USD	206,405	DKK	1,380,000	JPMorgan Chase Bank N.A.	4/1/20	2,537
USD	8,723,999	DKK	57,880,000	Societe Generale	4/1/20	173,379
USD	7,557,168	GBP	5,861,000	Bank of America, N.A.	4/2/20	277,219
USD	1,773,000	IDR	25,362,765,000	JPMorgan Chase Bank N.A.*	6/17/20	228,656
USD	67,007	JPY	7,200,000	JPMorgan Chase Bank N.A.	4/2/20	46
USD	1,500,993	MXN	34,896,000	JPMorgan Chase Bank N.A.	4/13/20	32,294
USD	16,294	NZD	26,000	JPMorgan Chase Bank N.A.	4/2/20	780
USD	2,443,375	NZD	3,863,000	Morgan Stanley & Co.	4/2/20	138,322
USD	2,338,121	NZD	3,889,000	Morgan Stanley & Co.	5/4/20	18,139
USD	213,163	RUB	14,231,314	JPMorgan Chase Bank N.A.*	4/15/20	32,333
Total unrealized appreciation						2,049,780
BRL	3,356,961	USD	764,797	Bank of America, N.A.*	4/2/20	$(118,743)
EUR	3,015,000	USD	3,355,635	Morgan Stanley & Co.	4/2/20	(30,392)
IDR	26,087,434,400	USD	1,878,821	Morgan Stanley & Co.*	6/17/20	(290,352)
MXN	35,955,781	USD	1,849,802	Bank of America, N.A.	5/5/20	(341,285)
NZD	3,889,000	USD	2,338,728	Morgan Stanley & Co.	4/2/20	(18,162)
RUB	16,339,075	USD	261,520	Bank of America, N.A.*	4/15/20	(53,907)
USD	645,731	BRL	3,356,961	Bank of America, N.A.*	4/2/20	(323)
USD	8,620,964	DKK	59,113,088	Bank of America, N.A.	7/1/20	(140,423)
USD	5,207,517	EUR	4,730,000	JPMorgan Chase Bank N.A.	5/5/20	(15,832)
USD	9,116,335	EUR	8,333,000	Morgan Stanley & Co.	4/2/20	(74,125)
USD	393,651	GBP	327,000	Morgan Stanley & Co.	4/2/20	(12,515)
USD	7,150,096	GBP	5,763,000	Morgan Stanley & Co.	5/4/20	(13,141)
USD	4,547,830	JPY	500,400,000	Morgan Stanley & Co.	4/2/20	(105,972)
USD	4,713,136	JPY	507,600,000	Morgan Stanley & Co.	5/7/20	(15,309)
USD	1,262,666	PEN	4,457,841	JPMorgan Chase Bank N.A.*	5/29/20	(33,062)
USD	7,001	SGD	10,000	Bank of America, N.A.	6/17/20	(43)
Total unrealized depreciation						(1,263,586)
Net unrealized appreciation						$786,194

*	Non-deliverable forward.
1.	As of March 31, 2020, cash collateral of $940,000 was due to a broker for foreign currency forward contracts.
2.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of March 31, 2020, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Ultra Note	71	June 2020	$10,461,255	$11,078,219	$616,964
5-Year United States Treasury Note	181	June 2020	21,877,246	22,690,047	812,801
Euro Bund	73	June 2020	13,959,188	13,889,066	(70,122)
United States Treasury Ultra Bond	75	June 2020	15,648,586	16,640,625	992,039
Total Long Contracts					2,351,682
Short Contracts
10-Year Australia Government Bond	(7)	June 2020	(652,175)	(648,485)	3,690
10-Year Japan Government Bond	(3)	June 2020	(4,337,679)	(4,256,777)	80,902
10-Year United States Treasury Note	(529)	June 2020	(70,449,495)	(73,365,688)	(2,916,193)
2-Year United States Treasury Note	(7)	June 2020	(1,515,108)	(1,542,680)	(27,572)
3-Year Australia Government Bond	(13)	June 2020	(932,882)	(936,439)	(3,557)
Euro BOBL	(96)	June 2020	(14,392,471)	(14,315,811)	76,660
Euro Schatz	(518)	June 2020	(64,077,985)	(64,094,360)	(16,375)
Euro-Buxl 30 Year Bond	(19)	June 2020	(4,563,579)	(4,398,473)	165,106
UK Long Gilt	(40)	June 2020	(6,634,762)	(6,766,465)	(131,703)
United States Treasury Long Bond	(80)	June 2020	(13,335,513)	(14,325,000)	(989,487)
Total Short Contracts					(3,758,529)
Net Unrealized Depreciation					$(1,406,847)

1. As of March 31, 2020, cash in the amount of $2,394,320 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2020.

Purchased Options on Futures Contracts

			Expiration	Number of	Notional	Premium Paid	Market
Description	Counterparty	Strike Price	Date	Contracts	Amount	(Received)	Value
	Morgan Stanley &				EUR
Put-Euro Bund	Co., LLC	$159.00	5/22/2020	117	11,700,000	$1,356	$11,614
						$1,356	$11,614

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$147.50	5/22/2020	10	10,000	$86	$1,094
Call - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	200.00	5/22/2020	317	317,000	307,236	4,953
Call-Euro BOBL	Morgan Stanley & Co., LLC	140.50	5/22/2020	25	EUR 2,500,000	152	827
Call-Euro Schatz	Morgan Stanley & Co., LLC	116.50	5/22/2020	53	5,300,000	322	585
Call-Euro Schatz	Morgan Stanley & Co., LLC	113.40	5/22/2020	232	23,200,000	1,410	5,117
						$309,206	$12,576

Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - IRO 1-Year/1-Year Forward Swap Rate	Morgan Stanley & Co., LLC	$1.19	8/26/2020	104,900,000	$104,900,000	$95,000	$919,552
						$95,000	$919,552

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Call	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	5/16/2024	(300,000)	$(300,000)	$(2,085)	$(2)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Put	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(1,900,000)	(35,068)	(15,262)
							$(37,153)	$(15,264)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - IRO 2-Year/2-Year Forward Swap	Morgan Stanley & Co., LLC	$1.09	8/26/2020	(53,500,000)	$(53,500,000)	$(95,000)	$(595,231)
						$(95,000)	$(595,231)
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put - Markit CDX N.A. I.G.	Bank of America Securities, Inc	$102.00	5/22/2020	(1,400,000)	$(1,400,000)	$(5,544)	$(138,061)
Put - Markit CDX N.A. I.G.	Morgan Stanley & Co., LLC	0.85	5/22/2020	(1,000,000)	(1,000,000)	(1,290)	(16,087)
						$(6,834)	$(154,148)

Swap Contracts

As of March 31, 2020, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$47,060,000	USD	3/12/2021	3-Month USD-LIBOR	Fixed 1.50%	Quarterly/ Semi-Annually	$—	$441,243	$441,243
47,100,000	USD	6/17/2021	Fixed 1.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	229,217	(410,021)	(180,804)
4,800,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	(5,029)	241,948	236,919
10,100,000	USD	3/12/2025	Fixed 1.40%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(457,039)	(457,039)
10,100,000	USD	6/17/2025	3-Month USD-LIBOR	Fixed 1.25%	Quarterly/ Semi-Annually	(209,807)	384,436	174,629
14,000,000	JPY	9/20/2027	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	190	(3,217)	(3,027)
50,000,000	JPY	3/20/2028	6-Month JPY-LIBOR	Fixed 0.30%	Semi-Annually/ Semi-Annually	703	(11,926)	(11,223)
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	(3,804)	(182,629)	(186,433)
106,980,000	JPY	3/20/2029	Fixed 0.45%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	4,382	(40,515)	(36,133)
4,300,000	GBP	3/18/2030	6-Month USD-LIBOR	Fixed 0.75%	Semi-Annually/ Semi-Annually	21,615	86,542	108,157
700,000	USD	2/12/2045	Fixed 2.00%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	12,653	(179,981)	(167,328)
1,170,000	USD	12/15/2047	Fixed 2.00%	12-Month USD-FFR	Annually/ Annually	(2,084)	(416,723)	(418,807)
600,000	USD	12/11/2049	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	3,865	(221,249)	(217,384)
100,000	USD	1/15/2050	Fixed 2.00%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	707	(29,995)	(29,288)
290,000	USD	1/16/2050	Fixed 1.625%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	1,305	(57,244)	(55,939)
600,000	USD	1/22/2050	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	3,356	(138,994)	(135,638)
1,400,000	USD	2/3/2050	Fixed 1.625%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(13,734)	(276,534)	(290,268)
500,000	USD	2/7/2050	Fixed 1.875%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(889)	(133,024)	(133,913)
500,000	USD	3/12/2050	Fixed 2.24%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	1,218	(185,821)	(184,603)
220,000	USD	3/20/2050	Fixed 2.00%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	4,713	(66,564)	(61,851)
1,500,000	GBP	6/17/2050	Fixed 1.00%	6-Month USD-LIBOR	Semi-Annually/ Semi-Annually	60,868	(213,528)	(152,660)
						$109,445	$(1,870,835)	$(1,761,390)

Open OTC interest rate swap agreements as of March 31, 2020 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$880,000	ILS	2/16/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.963%	Quarterly/ Annually	$—	$23,106	$23,106
2,570,000	ILS	6/20/2020	Bank of America N.A.	Fixed 3.70%	3-Month TELBOR	Annually/ Quarterly	—	(2,354)	(2,354)
540,000	ILS	6/20/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.998%	Quarterly/ Annually	—	16,961	16,961
							$—	$37,713	$37,713

As of March 31, 2020, the Portfolio held the following open centrally cleared inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
1,300,000	USD	11/23/2020	Fixed 2.027%	12-Month USD-CPI	At Maturity	—	(23,726)	(23,726)
1,300,000	USD	11/25/2020	Fixed 2.021%	12-Month USD-CPI	At Maturity	—	(23,782)	(23,782)
4,600,000	USD	9/20/2021	Fixed 1.58%	12-Month USD-CPI	At Maturity	—	(129,976)	(129,976)
1,100,000	USD	4/27/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(79,773)	(79,773)
510,000	USD	5/9/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(36,947)	(36,947)
780,000	USD	5/10/2023	Fixed 2.281%	12-Month USD-CPI	At Maturity	—	(57,266)	(57,266)
2,800,000	EUR	3/15/2024	12-Month EUR-CPI	Fixed 1.03%	At Maturity	889	(124,802)	(123,913)
2,200,000	GBP	9/15/2024	UK RPI	Fixed 3.85%	At Maturity	(336)	138,975	138,639
560,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.385%	At Maturity	1,317	48,211	49,528
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	9,043	70,942	79,985
1,100,000	USD	7/25/2027	12-Month USD-CPI	Fixed 2.067%	At Maturity	—	109,608	109,608
600,000	USD	9/25/2027	12-Month USD-CPI	Fixed 2.15%	At Maturity	—	64,484	64,484
1,200,000	USD	10/17/2027	12-Month USD-CPI	Fixed 2.155%	At Maturity	—	130,569	130,569
3,900,000	EUR	11/15/2027	12-Month EUR-CPI	Fixed 1.52%	At Maturity	2,741	420,800	423,541
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.535%	At Maturity	(106)	113,376	113,270
510,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.353%	At Maturity	—	72,553	72,553
770,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.36%	At Maturity	—	110,229	110,229
850,000	EUR	5/15/2028	12-Month EUR-CPI	Fixed 1.62%	At Maturity	(45)	105,521	105,476
2,600,000	USD	11/4/2029	12-Month USD-CPI	Fixed 1.76%	At Maturity	1,358	180,846	182,204
4,200,000	GBP	1/15/2030	Fixed 3.39%	UK RPI	At Maturity	33,913	69,193	103,106
3,460,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	At Maturity	(11,295)	274,440	263,145
2,070,000	GBP	4/15/2031	UK RPI	Fixed 3.14%	At Maturity	159,623	(46,112)	113,511
2,690,000	GBP	10/15/2031	UK RPI	Fixed 3.53%	At Maturity	2,761	223,518	226,279
200,000	EUR	3/15/2033	12-Month EUR-CPI	Fixed 1.71%	At Maturity	338	(36,051)	(35,713)
1,430,000	EUR	2/15/2050	12-Month EUR-CPI	Fixed 1.45%	At Maturity	(5,670)	234,627	228,957
						$194,531	$1,809,457	$2,003,988

As of March 31, 2020, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Obligation	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Daimler AG 0.625%, 03/05/20	12/20/2020	Sell	150	1.00%	Quarterly	(774)	521	(253)
General Electric Co. 2.70%, 10/09/22	12/20/2020	Buy	100	(1.00)%	Quarterly	1,006	(262)	744
General Electric Co. 2.70%, 10/09/22	12/20/2023	Buy	100	(1.00)%	Quarterly	3,595	(3,350)	245
CDX North American High Yield Series 33	12/20/2024	Sell	6,174	5.00%	Quarterly	340,289	376,420	716,709
iTraxx Europe Series 32 Version 1	12/20/2024	Sell	1,600	1.00%	Quarterly	(22,559)	3,658	(18,901)
CDX North American High Yield Series 34	6/20/2025	Sell	2,000	5.00%	Quarterly	(79,600)	124,597	44,997
						$241,957	$501,584	$743,541

1	As of March 31, 2020, cash in the amount of $4,391,000 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2020.

The following abbreviations are used in the preceding pages:

ARS	—Argentine Peso
AUD	—Australian Dollar
BADLARPP	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
CAD	—Canadian Dollar
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FFR	—Federal Fund Rate
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—New Russian Ruble
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Interbank Average Rate
TBA	—To Be Announced
TELBOR	—Tel Aviv Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$20,855,642	$—	$20,855,642
Corporate Bonds	—	38,435,442	—	38,435,442
Foreign Government Bonds	—	13,197,838	—	13,197,838
Mortgage-Backed Securities	—	15,842,064	—	15,842,064
U.S. Government & Federal Agencies	—	485,381,439	—	485,381,439
Total Long-Term Bonds	—	573,712,425	—	573,712,425
Purchased Options	943,742	—	—	943,742
Short-Term Investments
Foreign Government Bonds	—	2,823,202	—	2,823,202
Unaffiliated Investment Company	1,057,709	—	—	1,057,709
Total Short-Term Investments	1,057,709	2,823,202	—	3,880,911
Total Investments in Securities	$2,001,451	$576,535,627	$—	$578,537,078
Other Financial Instruments
Credit Default Swap Contracts (b)	—	762,694	—	762,694
Foreign Currency Forward Contracts (b)	—	2,049,780	—	2,049,780
Futures Contracts (b)	2,748,162	—	—	2,748,162
Inflation Swap Contracts (b)	—	2,515,083	—	2,515,083
Interest Rate Swap Contracts (b)	—	1,001,014	—	1,001,014
Total Other Financial Instruments	2,748,162	6,328,571	—	9,076,733
Total Investments in Securities and Other Financial Instruments	$4,749,613	$582,864,198	$—	$587,613,811

Liability Valuation Inputs
Long-Term Bonds Sold Short
U.S. Government Securities Sold Short	$—	$(2,487,488)	$—	$(2,487,488)
Total Long-Term Bonds Sold Short	—	(2,487,488)	—	(2,487,488)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(1,263,586)	—	(1,263,586)
Futures Contracts (b)	(4,155,009)	—	—	(4,155,009)
Inflation Swap Contracts (b)	—	(511,096)	—	(511,096)
Credit Default Swap Contracts (b)	—	(19,153)	—	(19,153)
Interest Rate Swap Contracts (b)	—	(2,724,691)	—	(2,724,691)
Written Options	(749,379)	(15,264)	—	(764,643)
Total Other Financial Instruments	(4,904,388)	(4,533,790)	—	(9,438,178)
Total Investments in Securities Sold Short and Other Financial Instruments	$(4,904,388)	$(7,021,278)	$—	$(11,925,666)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transactions (b)
Barclays Capital Inc.	0.25%	3/30/2020	4/1/2020	$1,943,906	$1,943,906
Barclays Capital Inc.	0.15	3/31/2020	4/1/2020	1,348,834	1,348,834
Barclays Capital Inc.	0.45	3/27/2020	4/2/2020	22,304,820	22,306,655
Barclays Capital Inc.	0.45	3/27/2020	4/2/2020	20,188,717	20,190,481
Barclays Capital Inc.	0.45	3/27/2020	4/2/2020	20,143,390	20,145,886
Barclays Capital Inc.	0.45	3/27/2020	4/2/2020	20,327,994	20,329,610
Barclays Capital Inc.	1.71	2/6/2020	4/3/2020	1,018,329	1,018,375
Barclays Capital Inc.	1.76	2/5/2020	4/3/2020	1,018,383	1,018,428
Barclays Capital Inc.	1.75	2/21/2020	4/3/2020	41,759,866	41,764,248
Barclays Capital Inc.	1.75	2/21/2020	4/3/2020	28,186,153	28,188,605
Barclays Capital Inc.	1.75	2/21/2020	4/3/2020	16,655,022	16,656,466
Barclays Capital Inc.	1.50	3/17/2020	4/7/2020	34,046,082	34,062,237
Barclays Capital Inc.	1.03	3/25/2020	4/13/2020	7,365,574	7,371,765
Barclays Capital Inc.	1.03	3/25/2020	4/13/2020	350,829	350,899
Barclays Capital Inc.	1.91	11/15/2019	5/18/2020	27,905,404	27,922,806
				$244,563,303	$244,619,201

(a)	The average amount of borrowings outstanding during the period ended March 31, 2020 was $168,204,395 at a weighted average interest rate of 1.83%. Average borrowings may include reverse repurchase agreements and sale buy back transactions, if held during the period.
(b)	Payable for sale-buyback transactions includes $55,898 of deferred price drop.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

Affiliated Investment Companies 94.0% †	Shares	Value
Equity Funds 94.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,032,400	$17,344,320
IQ 500 International ETF (a)	2,119,093	44,361,093
IQ Chaikin U.S. Large Cap ETF (a)	1,592,213	30,681,307
IQ Chaikin U.S. Small Cap ETF	229,718	3,961,510
MainStay Epoch Capital Growth Fund Class I (a)	784,949	8,681,535
MainStay Epoch International Choice Fund Class I (a)	1,492,713	42,840,856
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,443,902	28,776,965
MainStay MacKay International Opportunities Fund Class I (a)	6,101,100	33,861,106
MainStay MAP Equity Fund Class I (a)	1,909,245	60,714,003
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	6,125,692	62,402,134
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	6,438,549	46,731,211
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	6,193,998	75,864,753
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,477,233	77,522,059
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,708,689	36,242,462
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,969,042	52,947,197
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,933,420	25,141,666
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	4,211,760	40,543,414
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	240,021	11,903,843
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	3,413,338	24,017,930
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	8,080,181	74,412,787

Total Affiliated Investment Companies (Cost $1,018,736,333)		798,952,151

Short-Term Investment 6.1%
Affiliated Investment Company 6.1%
MainStay U.S. Government Liquidity Fund, 0.09% (a)(b)	51,806,672	51,806,672

Total Short-Term Investment (Cost $51,806,672)		51,806,672

Total Investments (Cost $1,070,543,005)	100.1%	850,758,823
Other Assets, Less Liabilities	(0.1)	(997,860)
Net Assets	100.0%	$849,760,963

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2020.

Swap Contracts

Open OTC total return swap contracts as of March 31, 2020 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[2]
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.36%	12/07/2020	Monthly	$24,838	$—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.18%	12/07/2020	Monthly	6,831	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.25%	12/07/2020	Monthly	(13,114)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA minus 0.00%	10/26/2020	Monthly	(10,315)	—
						$—

1.	Portfolio pays the floating rate and receives the total return of the reference entity.
2.	Reflects the value at reset date as of March 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$798,952,151	$—	$—	$798,952,151
Short-Term Investments	51,806,672	—	—	51,806,672
Total Investments in Securities	$850,758,823	$—	$—	$850,758,823

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)

Affiliated Investment Companies 95.0%†	Shares	Value
Equity Funds 54.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,097,483	$18,437,714
IQ 500 International ETF (a)	1,092,630	22,873,116
IQ Chaikin U.S. Large Cap ETF (a)	1,244,439	23,979,842
IQ Chaikin U.S. Small Cap ETF	199,207	3,435,345
MainStay Epoch Capital Growth Fund Class I (a)	940,908	10,406,440
MainStay Epoch International Choice Fund Class I (a)	1,027,222	29,481,266
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,362,740	27,159,410
MainStay MacKay International Opportunities Fund Class I (a)	3,744,562	20,782,319
MainStay MAP Equity Fund Class I (a)	1,376,954	43,787,133
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,588,005	16,176,936
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,001,853	29,045,589
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,118,752	38,198,808
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,370,914	52,857,590
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,156,502	24,530,186
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,494,701	40,192,271
MainStay VP MacKay International Equity Portfolio Initial Class	514,394	6,689,036
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	2,206,450	21,239,822
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	556,437	27,596,423
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,309,434	9,213,827
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,023,274	46,260,821

Total Equity Funds (Cost $625,374,701)		512,343,894

Fixed Income Funds 41.0%
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	534,066	6,579,691
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	2,129,980	18,466,928
MainStay MacKay Short Duration High Yield Fund Class I (a)	6,179,076	53,263,635
MainStay Short Term Bond Class I (a)	1,082,725	10,989,661
MainStay VP Bond Portfolio Initial Class (a)	5,088,158	74,438,851
MainStay VP Floating Rate Portfolio Initial Class (a)	1,943,081	15,100,266
MainStay VP Indexed Bond Portfolio Initial Class (a)	16,293,363	179,657,560
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,183,937	13,855,332
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	655,172	6,003,417
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,324,019	11,513,268

Total Fixed Income Funds (Cost $387,593,259)		389,868,609

Total Affiliated Investment Companies (Cost $1,012,967,960)		902,212,503

Short-Term Investment 5.0%
Affiliated Investment Company 5.0%
MainStay U.S. Government Liquidity Fund, 0.09% (a)(b)	47,149,066	47,149,066

Total Short-Term Investment (Cost $47,149,066)		47,149,066

Total Investments (Cost $1,060,117,026)	100.0%	949,361,569

Other Assets, Less Liabilities	(0.0)‡	(97,632)
Net Assets	100.0%	$949,263,937

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2020, the Portfolio's ownership exceeded 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2020.

Swap Contracts

Open OTC total return swap contracts as of March 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$14,143	$—
Citigroup	iShares Core U.S. Aggregate Bond ETF	1 month LIBOR BBA plus 0.60%	12/01/2020	Monthly	4,682	—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	5,370	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.36%	12/07/2020	Monthly	25,445	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.09%	12/07/2020	Monthly	(2,932)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.25%	12/07/2020	Monthly	(13,657)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.00%	10/26/2020	Monthly	6,642	—
						$—

1.	As of March 31, 2020, cash in the amount of $1,128,608 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Reflects the value at reset date as of March 31, 2019.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$512,343,894	$—	$—	$512,343,894
Fixed Income Funds	389,868,609	—	—	389,868,609
Short-Term Investments	47,149,066	—	—	47,149,066
Total Investments in Securities	$949,361,569	$—	$—	$949,361,569

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments  March 31, 2020 (Unaudited)

Affiliated Investment Companies 94.7% †	Shares	Value
Equity Funds 76.3%
IQ 50 Percent Hedged FTSE International ETF (a)	1,862,836	$31,295,645
IQ 500 International ETF (a)	2,669,614	55,885,699
IQ Chaikin U.S. Large Cap ETF (a)	2,587,447	49,859,069
IQ Chaikin U.S. Small Cap ETF (a)	582,668	10,048,168
MainStay Epoch Capital Growth Fund Class I (a)	1,640,588	18,144,898
MainStay Epoch International Choice Fund Class I (a)	2,330,153	66,875,390
MainStay Epoch U.S. All Cap Fund Class R6 (a)	2,348,399	46,803,591
MainStay MacKay International Opportunities Fund Class I (a)	9,358,800	51,941,342
MainStay MAP Equity Fund Class I (a)	2,732,553	86,895,187
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	7,668,084	78,114,409
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	8,991,439	65,260,182
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	7,912,510	96,913,270
MainStay VP Large Cap Growth Portfolio Initial Class (a)	4,456,532	99,354,732
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	2,066,387	43,829,472
MainStay VP MacKay Growth Portfolio Initial Class (a)	2,889,323	77,693,407
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,497,665	19,475,220
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	6,395,443	61,564,072
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	799,754	39,663,742
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	5,155,122	36,273,983
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	12,315,746	113,419,367

Total Equity Funds (Cost $1,450,463,852)		1,149,310,845

Fixed Income Funds 18.4%
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	1,470,136	18,112,077
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	3,775,545	32,733,975
MainStay MacKay Short Duration High Yield Fund Class I (a)	10,008,420	86,272,577
MainStay Short Term Bond Class I (a)	1,836,923	18,644,772
MainStay VP Bond Portfolio Initial Class (a)	2,465,390	36,068,210
MainStay VP Floating Rate Portfolio Initial Class	3,320,315	25,803,160
MainStay VP Indexed Bond Portfolio Initial Class	624,499	6,885,990
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,979,313	23,163,428
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	1,005,092	9,209,781
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,239,566	19,474,596

Total Fixed Income Funds (Cost $295,374,336)		276,368,566

Total Affiliated Investment Companies (Cost $1,745,838,188)		1,425,679,411

Short-Term Investment 5.3%
Affiliated Investment Company 5.3%
MainStay U.S. Government Liquidity Fund, 0.09% (a)(b)	79,255,756	79,255,756

Total Short-Term Investment (Cost $79,255,756)		79,255,756

Total Investments (Cost $1,825,093,944)	100.0%	1,504,935,167

Other Assets, Less Liabilities	0.0 ‡	463,517
Net Assets	100.0%	$1,505,398,684

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2020.

Swap Contracts

Open OTC total return swap contracts as of March 31, 2020 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[2]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$22,105	$—
Citigroup	iShares Core U.S. Aggregate Bond ETF	1 month LIBOR BBA plus 0.60%	12/01/2020	Monthly	28,996	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.36%	12/07/2020	Monthly	43,468	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.18%	12/07/2020	Monthly	4,417	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.25%	12/07/2020	Monthly	(22,576)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA minus 0.00%	10/26/2020	Monthly	(26,194)	—
						$—

1.	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
2.	Reflects the value at reset date as of March 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,149,310,845	$—	$—	$1,149,310,845
Fixed Income Funds	276,368,566	—	—	276,368,566
Short-Term Investment	79,255,756	—	—	79,255,756
Total Investments in Securities	$1,504,935,167	$—	$—	$1,504,935,167

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2020 (Unaudited)
	Shares	Value
Affiliated Investment Companies 95.5% †
Equity Funds 33.4%
IQ 50 Percent Hedged FTSE International ETF	684,777	$11,504,254
IQ 500 International ETF (a)	583,784	12,220,934
IQ Chaikin U.S. Large Cap ETF	419,122	8,076,313
IQ Chaikin U.S. Small Cap ETF	90,049	1,552,904
MainStay Epoch Capital Growth Fund Class I (a)	584,827	6,468,187
MainStay Epoch International Choice Fund Class I	310,451	8,909,944
MainStay Epoch U.S. All Cap Fund Class R6	443,244	8,833,860
MainStay MacKay International Opportunities Fund Class I	1,193,105	6,621,735
MainStay MAP Equity Fund Class I	584,086	18,573,939
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	1,119,676	11,406,090
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	1,367,639	9,926,371
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,430,168	17,516,846
MainStay VP Large Cap Growth Portfolio Initial Class (a)	904,135	20,156,942
MainStay VP MacKay Common Stock Portfolio Initial Class	436,741	9,263,572
MainStay VP MacKay Growth Portfolio Initial Class	560,401	15,069,078
MainStay VP MacKay International Equity Portfolio Initial Class	310,269	4,034,657
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	900,569	8,669,091
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	148,004	7,340,242
MainStay VP MacKay Small Cap Core Portfolio Initial Class	636,776	4,480,672
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,291,737	21,105,284

Total Equity Funds (Cost $257,105,600)		211,730,915

Fixed Income Funds 62.1%
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	261,001	3,215,528
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	1,305,615	11,319,681
MainStay MacKay Short Duration High Yield Fund Class I (a)	5,445,854	46,943,262
MainStay Short Term Bond Class I (a)	688,812	6,991,438
MainStay VP Bond Portfolio Initial Class (a)	3,195,750	46,753,250
MainStay VP Floating Rate Portfolio Initial Class (a)	3,313,154	25,747,517
MainStay VP Indexed Bond Portfolio Initial Class (a)	21,235,799	234,154,966
MainStay VP MacKay Convertible Portfolio Initial Class	613,984	7,185,302
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	320,875	2,940,215
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	885,711	7,701,876

Total Fixed Income Funds (Cost $381,528,953)		392,953,035

Total Affiliated Investment Companies (Cost $638,634,553)		604,683,950

Short-Term Investment 4.2%
Affiliated Investment Company 4.2%
MainStay U.S. Government Liquidity Fund, 0.09% (b)	26,704,135	26,704,135

Total Short-Term Investment (Cost $26,704,135)		26,704,135

Total Investments (Cost $665,338,688)	99.7%	631,388,085

Other Assets, Less Liabilities	0.3	1,971,961
Net Assets	100.0%	$633,360,046

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2020.

Swap Contracts

Open OTC total return swap contracts as of March 31, 2020 were as follows[1]:

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares Core U.S. Aggregate Bond ETF	1 month LIBOR BBA plus 0.60%	12/01/2020	Monthly	$3,448	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	6,217	—
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	9,785	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.36%	12/07/2020	Monthly	16,258	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.09%	12/07/2020	Monthly	(3,949)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.25%	12/07/2020	Monthly	(12,102)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.00%	10/26/2020	Monthly	10,356	—
						$—

1.	As of March 31, 2020, cash in the amount of $2,271,597 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
3.	Reflects the value at reset date as of March 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BBA	—	British Bankers' Association
ETF	—	Exchange-Traded Fund
FTSE	—	Financial Times Stock Exchange
LIBOR	—	London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$211,730,915	$—	$—	$211,730,915
Fixed Income Funds	392,953,035	—	—	392,953,035
Short-Term Investments	26,704,135	—	—	26,704,135
Total Investments in Securities	$631,388,085	$—	$—	$631,388,085

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business (“valuation date”).

The Board of Trustees (the “Board”) of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Portfolio’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or each Portfolio’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2020, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with each Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although each Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of March 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each Portfolio’s net asset values (“NAVs”) are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2020, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement at period end.

Asset Class	Fair Value at 3/31/20*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	$8,338,900	Income Approach	Spread Adjustment	9.93%

	11,093,392	Market Approach	Implied Enterprise Value	$516.4m-$634.9m

	563,291	Market Approach	Implied Enterprise Value	$516.4m-$634.9m
			Median historic recovery rate for all other subordinate bonds	11.00%

	634	Market Approach	Implied natural gas price	$2.00

Loan Assignment	4,012,324	Market Approach	Implied natural gas price	$2.00

Common Stocks	0	Market Approach	Implied Value Based on Waterfall Coverage Analysis	$0.00

	128,254	Market Approach	Ownership % of equity interest	16.56%-39.7%

	0	Market Approach	Implied natural gas price	$2.00

	287,571	Market Approach	EBITDA Multiple	6.00x

	2,957,304	Market Approach	EBITDA Multiple	5.75x

	0	Qualitative Assessment		$0.00

	$27,381,670

* The table above does not include a Level 3 investment that was valued by a broker without adjustment. As of March 31, 2020, the value of this investment was $7,245,000. The input for this investment was not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of each Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of each Portfolio’s investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments was determined as of March 31, 2020 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of March 31, 2020, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended March 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP CBRE Global Infrastructure Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,217	$5,831	$(9,776)	$—	$—	$272	$10	$—	$272

MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$14,890	$—	$(16)	$1	$(3,371)	$11,504	$61	$—	685
IQ 500 International ETF	16,651	12	(20)	1	(4,423)	12,221	—	—	584
IQ Chaikin U.S. Large Cap ETF	10,591	458	(32)	4	(2,945)	8,076	63	—	419
IQ Chaikin U.S. Small Cap ETF	4,988	—	(2,536)	5	(904)	1,553	2	—	90
IQ S&P High Yield Low Volatility Bond ETF	4,876	—	(4,654)	(191)	(31)	—	28	—	—
MainStay Epoch Capital Growth Fund Class I	7,986	—	(362)	86	(1,242)	6,468	—	—	585
MainStay Epoch International Choice Fund Class I	11,434	—	(24)	1	(2,501)	8,910	—	—	310
MainStay Epoch U.S. All Cap Fund Class R6	14,049	242	(2,257)	470	(3,670)	8,834	—	—	443
MainStay MacKay High Yield Municipal Bond Fund Class R6	12,373	58	(9,182)	490	(523)	3,216	69	—	261
MainStay MacKay Infrastructure Bond Fund Class R6	17,952	92	(7,136)	266	146	11,320	104	—	1,306
MainStay MacKay International Opportunities Fund Class I	8,552	267	—	—	(2,197)	6,622	—	—	1,193
MainStay MacKay Short Duration High Yield Fund Class I	67,801	550	(14,090)	(181)	(7,137)	46,943	775	—	5,446
MainStay MacKay U.S. Equity Opportunities Fund Class I	8,281	—	(8,029)	(790)	538	—	—	—	—
MainStay MAP Equity Fund Class I	22,230	1,784	—	—	(5,440)	18,574	—	—	584
MainStay Short Term Bond Class I	7,289	33	0 (a)	0 (a)	(331)	6,991	35	—	689
MainStay U.S. Government Liquidity Fund	26,803	52,719	(52,818)	—	—	26,704	82	—	26,704
MainStay VP Bond Portfolio Initial Class	45,853	732	(25)	2	191	46,753	—	—	3,196
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	10,042	4,983	—	—	(3,619)	11,406	—	—	1,120
MainStay VP Emerging Markets Equity Portfolio Initial Class	15,305	—	(2,429)	(67)	(2,883)	9,926	—	—	1,368
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	21,036	2,037	—	—	(5,556)	17,517	—	—	1,430
MainStay VP Floating Rate Portfolio Initial Class	29,458	217	(90)	(1)	(3,836)	25,748	323	—	3,313
MainStay VP Indexed Bond Portfolio Initial Class	228,724	11,704	(15,068)	1,364	7,431	234,155	—	—	21,236
MainStay VP Large Cap Growth Portfolio Initial Class	21,592	1,128	—	—	(2,563)	20,157	—	—	904
MainStay VP MacKay Common Stock Portfolio Initial Class	10,301	976	—	—	(2,013)	9,264	—	—	437
MainStay VP MacKay Convertible Portfolio Initial Class	8,346	24	(23)	2	(1,164)	7,185	23	—	614
MainStay VP MacKay Growth Portfolio Initial Class	16,611	1,570	(452)	60	(2,720)	15,069	—	—	560
MainStay VP MacKay International Equity Portfolio Initial Class	4,718	316	—	—	(999)	4,035	—	—	310
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	16,287	—	(4,129)	408	(3,897)	8,669	—	—	901
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,176	10,591	(7,128)	130	571	7,340	—	—	148
MainStay VP MacKay Small Cap Core Portfolio Initial Class	8,920	—	(2,133)	(406)	(1,900)	4,481	—	—	637
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	4,676	—	(1,500)	19	(255)	2,940	24	—	321
MainStay VP PIMCO Real Return Portfolio Initial Class	7,669	—	(17)	0 (a)	50	7,702	—	—	886
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	22,894	4,801	—	—	(6,590)	21,105	—	—	2,292
	$732,354	$95,294	$(134,150)	$1,673	$(63,783)	$631,388	1,589	$—

MainStay VP Eagle Small Cap Growth Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,407	$63,076	$(65,862)	$—	$—	$4,621	$23	$—	4,621

MainStay VP Emerging Markets Equity Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$609	$24,351	$(20,537)	$—	$—	$4,423	$9	$—	4,423

MainStay VP Epoch U.S. Equity Yield Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$20,306	$42,048	$(38,942)	$—	$—	$23,412	$53	$—	23,412

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$51,568	$72,955	$(96,301)	$—	$—	$28,222	$74	$—	28,222

MainStay VP Floating Rate Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$5,795	$—	$(3,000)	$(313)	$(347)	$2,135	$69	$—	437

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$22,445	$—	$(20)	$1	$(5,082)	$17,344	$92	$—	1,032
IQ 500 International ETF	60,441	—	(27)	2	(16,055)	44,361	—	—	2,119
IQ Chaikin U.S. Large Cap ETF	59,605	—	(16,739)	1,076	(13,261)	30,681	238	—	1,592
IQ Chaikin U.S. Small Cap ETF	6,669	—	(389)	(1)	(2,317)	3,962	4	—	230
MainStay Epoch Capital Growth Fund Class I	11,231	—	(1,017)	241	(1,773)	8,682	—	—	785
MainStay Epoch International Choice Fund Class I	59,575	—	(4,734)	594	(12,594)	42,841	—	—	1,493
MainStay Epoch U.S. All Cap Fund Class R6	50,284	—	(10,756)	1,411	(12,162)	28,777	—	—	1,444
MainStay MacKay International Opportunities Fund Class I	44,812	277	—	—	(11,228)	33,861	—	—	6,101
MainStay MacKay U.S. Equity Opportunities Fund Class I	14,771	—	(14,061)	(948)	238	—	—	—	—
MainStay MAP Equity Fund Class I	81,930	8	(130)	(2)	(21,092)	60,714	—	—	1,909
MainStay U.S. Government Liquidity Fund	31,130	55,575	(34,898)	—	—	51,807	100	—	51,807
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	72,528	9,267	—	—	(19,393)	62,402	—	—	6,126
MainStay VP Emerging Markets Equity Portfolio Initial Class	61,663	—	(801)	186	(14,317)	46,731	—	—	6,439
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	100,011	21	(187)	17	(23,997)	75,865	—	—	6,194
MainStay VP Large Cap Growth Portfolio Initial Class	89,209	—	(546)	170	(11,311)	77,522	—	—	3,477
MainStay VP MacKay Common Stock Portfolio Initial Class	45,944	—	(100)	(19)	(9,583)	36,242	—	—	1,709
MainStay VP MacKay Growth Portfolio Initial Class	81,723	—	(16,742)	1,730	(13,764)	52,947	—	—	1,969
MainStay VP MacKay International Equity Portfolio Initial Class	30,522	831	—	—	(6,211)	25,142	—	—	1,933
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	57,749	—	(631)	40	(16,615)	40,543	—	—	4,212
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	778	12,578	(22)	3	(1,433)	11,904	—	—	240
MainStay VP MacKay Small Cap Core Portfolio Initial Class	36,340	15	—	—	(12,337)	24,018	—	—	3,413
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	97,391	6,767	—	—	(29,745)	74,413	—	—	8,080
	$1,116,751	$85,339	$(101,800)	$4,501	$(254,032)	$850,759	$434	$—

MainStay VP Income Builder Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$31,151	$101,789	$(112,929)	$—	$—	$20,011	$79	$—	20,011

MainStay VP IQ Hedge Multi-Strategy Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$3,675	$7,997	$(11,180)	$—	$—	$492	$6	$—	492

MainStay VP Janus Henderson Balanced Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,877	$164,299	$(162,453)	$—	$—	$21,723	$75	$—	21,723

MainStay VP Large Cap Growth Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,141	$72,240	$(72,076)	$—	$—	$11,305	$30	$—	11,305

MainStay VP MacKay Common Stock Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$8,944	$(7,662)	$—	$—	$1,282	$0	(a)	$—	1,282

MainStay VP MacKay Convertible Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$56,751	$55,410	$(79,957)	$—	$—	$32,204	$168	$—	32,204

MainStay VP MacKay Government Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,751	$51,458	$(41,744)	$—	$—	$14,465	$21	$—	14,465

MainStay VP MacKay Growth Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$9,551	$(8,563)	$—	$—	$988	$1	$—	988

MainStay VP MacKay International Equity Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$770	$10,134	$(10,115)	$—	$—	$789	$2	$—	789

MainStay VP MacKay Mid Cap Core Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,349	$15,424	$(14,545)	$—	$—	$3,228	$3	$—	3,228

MainStay VP MacKay Small Cap Core Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$8,382	$(6,723)	$—	$—	$1,659	$1	$—	1,659

MainStay VP MacKay Unconstrained Bond Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$57,671	$109,978	$(165,246)	$—	$—	$2,403	$132	$—	2,403

MainStay VP Mellon Natural Resources Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,791	$16,284	$(15,184)	$—	$—	$2,891	$6	$—	2,891

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$23,862	$—	$(23)	$1	$(5,402)	$18,438	$98	$—	1,097
IQ 500 International ETF	31,097	53	—	—	(8,277)	22,873	—	—	1,093
IQ Chaikin U.S. Large Cap ETF	31,904	1,080	(86)	11	(8,929)	23,980	186	—	1,244
IQ Chaikin U.S. Small Cap ETF	10,697	—	(5,271)	(213)	(1,778)	3,435	4	—	199
IQ S&P High Yield Low Volatility Bond ETF	4,538	—	(4,234)	(304)	0 (a)	—	31	—	—
MainStay Epoch Capital Growth Fund Class I	12,322	—	(34)	8	(1,889)	10,407	—	—	941
MainStay Epoch International Choice Fund Class I	39,810	—	(2,068)	307	(8,568)	29,481	—	—	1,027
MainStay Epoch U.S. All Cap Fund Class R6	40,224	618	(3,683)	65	(10,065)	27,159	—	—	1,363
MainStay MacKay High Yield Municipal Bond Fund Class R6	18,614	91	(11,950)	639	(814)	6,580	112	—	534
MainStay MacKay Infrastructure Bond Fund Class R6	28,241	566	(10,971)	408	223	18,467	167	—	2,130
MainStay MacKay International Opportunities Fund Class I	27,640	32	—	—	(6,890)	20,782	—	—	3,745
MainStay MacKay Short Duration High Yield Fund Class I	82,707	645	(21,688)	(169)	(8,231)	53,264	924	—	6,179
MainStay MacKay U.S. Equity Opportunities Fund Class I	21,795	—	(20,605)	(2,723)	1,533	—	—	—	—
MainStay MAP Equity Fund Class I	53,923	3,313	(125)	8	(13,332)	43,787	—	—	1,377
MainStay Short Term Bond Class I	11,429	101	(20)	0 (a)	(520)	10,990	55	—	1,083
MainStay U.S. Government Liquidity Fund	46,852	81,095	(80,798)	—	—	47,149	129	—	47,149
MainStay VP Bond Portfolio Initial Class	75,822	—	(1,728)	26	319	74,439	—	—	5,088
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	16,945	4,294	—	—	(5,062)	16,177	—	—	1,588
MainStay VP Emerging Markets Equity Portfolio Initial Class	43,154	—	(5,438)	498	(9,168)	29,046	—	—	4,002
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	50,383	4	(114)	14	(12,088)	38,199	—	—	3,119
MainStay VP Floating Rate Portfolio Initial Class	17,319	126	(95)	(2)	(2,248)	15,100	190	—	1,943
MainStay VP Indexed Bond Portfolio Initial Class	164,486	30,026	(21,561)	1,872	4,835	179,658	—	—	16,293
MainStay VP Large Cap Growth Portfolio Initial Class	60,519	16	(63)	19	(7,633)	52,858	—	—	2,371
MainStay VP MacKay Common Stock Portfolio Initial Class	29,337	1,206	(65)	(2)	(5,946)	24,530	—	—	1,157
MainStay VP MacKay Convertible Portfolio Initial Class	16,222	—	(124)	14	(2,257)	13,855	45	—	1,184
MainStay VP MacKay Growth Portfolio Initial Class	48,632	2,231	(2,684)	355	(8,342)	40,192	—	—	1,495
MainStay VP MacKay International Equity Portfolio Initial Class	6,450	1,904	—	—	(1,665)	6,689	—	—	514
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	34,677	—	(4,821)	272	(8,888)	21,240	—	—	2,206
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	4,126	23,511	(213)	32	140	27,596	—	—	556
MainStay VP MacKay Small Cap Core Portfolio Initial Class	14,919	—	(968)	(306)	(4,431)	9,214	—	—	1,309
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	9,622	—	(3,138)	39	(520)	6,003	48	—	655
MainStay VP PIMCO Real Return Portfolio Initial Class	11,400	63	(24)	(1)	75	11,513	—	—	1,324
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	57,471	4,451	—	—	(15,661)	46,261	—	—	5,023
	$1,147,139	$155,426	$(202,592)	$868	$(151,479)	$949,362	$1,989	$—

MainStay VP Moderate Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$40,494	$—	$(30)	$0	(a)	$(9,168)	$31,296	$166	$—	1,863
IQ 500 International ETF	76,074	35	—	—		(20,223)	55,886	—	—	2,670
IQ Chaikin U.S. Large Cap ETF	79,542	—	(9,776)	1,254		(21,161)	49,859	386	—	2,587
IQ Chaikin U.S. Small Cap ETF	26,623	—	(10,733)	(440)		(5,402)	10,048	11	—	583
IQ S&P High Yield Low Volatility Bond ETF	2,221	—	(2,072)	(138)		(11)	—	15	—	—
MainStay Epoch Capital Growth Fund Class I	21,489	—	(65)	15		(3,294)	18,145	—	—	1,641
MainStay Epoch International Choice Fund Class I	91,445	—	(5,833)	339		(19,076)	66,875	—	—	2,330
MainStay Epoch U.S. All Cap Fund Class R6	85,722	—	(21,458)	2,874		(20,334)	46,804	—	—	2,348
MainStay MacKay High Yield Municipal Bond Fund Class R6	31,588	183	(12,859)	665		(1,465)	18,112	226	—	1,470
MainStay MacKay Infrastructure Bond Fund Class R6	49,549	221	(18,092)	673		383	32,734	291	—	3,776
MainStay MacKay International Opportunities Fund Class I	69,135	26	—	—		(17,220)	51,941	—	—	9,359
MainStay MacKay Short Duration High Yield Fund Class I	134,459	1,067	(35,635)	(39)		(13,579)	86,273	1,502	—	10,008
MainStay MacKay U.S. Equity Opportunities Fund Class I	38,699	—	(36,885)	(4,740)		2,926	—	—	—	—
MainStay MAP Equity Fund Class I	104,749	7,970	(176)	(3)		(25,645)	86,895	—	—	2,733
MainStay Short Term Bond Class I	19,464	81	(18)	(0	)(a)	(882)	18,645	94	—	1,837
MainStay U.S. Government Liquidity Fund	44,601	160,689	(126,034)	—		—	79,256	180	—	79,256
MainStay VP Bond Portfolio Initial Class	36,345	23	(461)	24		137	36,068	—	—	2,465
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	78,193	24,458	—	—		(24,537)	78,114	—	—	7,668
MainStay VP Emerging Markets Equity Portfolio Initial Class	92,629	—	(7,787)	759		(20,341)	65,260	—	—	8,991
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	127,750	12	(215)	21		(30,655)	96,913	—	—	7,913
MainStay VP Floating Rate Portfolio Initial Class	29,498	217	(67)	1		(3,846)	25,803	324	—	3,320
MainStay VP Indexed Bond Portfolio Initial Class	27,165	12,640	(33,492)	555		18	6,886	—	—	624
MainStay VP Large Cap Growth Portfolio Initial Class	113,686	11	(15)	5		(14,332)	99,355	—	—	4,457
MainStay VP MacKay Common Stock Portfolio Initial Class	52,487	2,069	(57)	(11)		(10,658)	43,830	—	—	2,066
MainStay VP MacKay Convertible Portfolio Initial Class	26,977	—	(57)	6		(3,763)	23,163	75	—	1,979
MainStay VP MacKay Growth Portfolio Initial Class	99,198	47	(4,523)	510		(17,539)	77,693	—	—	2,889
MainStay VP MacKay International Equity Portfolio Initial Class	24,059	221	—	—		(4,805)	19,475	—	—	1,498
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	100,018	—	(13,476)	(832)		(24,146)	61,564	—	—	6,395
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	5,182	33,825	(66)	10		713	39,664	—	—	800
MainStay VP MacKay Small Cap Core Portfolio Initial Class	54,887	19	—	—		(18,632)	36,274	—	—	5,155
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	13,884	—	(3,930)	22		(766)	9,210	74	—	1,005
MainStay VP PIMCO Real Return Portfolio Initial Class	19,351	17	(19)	1		125	19,475	—	—	2,240
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	142,275	10,071	—	—		(38,927)	113,419	—	—	12,316
	$1,959,438	$253,902	$(343,831)	$1,531		$(366,105)	$1,504,935	$3,344	$—

MainStay VP MacKay S&P 500 Index Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$708	$180,598	$(174,521)	$—	$—	$6,785	$6	$—	6,785

MainStay VP PIMCO Real Return Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,528	$28,812	$(30,340)	$—	$—	$—	$3	$—	—

MainStay VP T. Rowe Price Equity Income Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$10,457	$34,657	$(36,837)	$—	$—	$8,277	$28	$—	8,277

(a) Less than $500.